UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
8/31/2025
Date of reporting period:
2/28/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Currency Hedged MSCI Eurozone ETF
HEZU | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Eurozone ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.33%	16.42%	13.29%	8.50%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI EMU 100% Hedged to USD Index	10.88	17.19	13.29	8.58
Key Fund statistics
Net Assets	$414,839,592
Number of Portfolio Holdings	12
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.6%
Short-term Investments	8.1%
Forward foreign currency exchange contracts, net cumulative appreciation	0.2%
Other assets less liabilities	(7.9)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	22.2%
Industrials	18.8%
Consumer Discretionary	13.6%
Information Technology	12.7%
Health Care	7.4%
Consumer Staples	6.4%
Utilities	5.2%
Communication Services	4.7%
Materials	4.7%
Energy	3.4%
Real Estate	0.9%
(a)	The underlying fund is iShares MSCI Eurozone ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI Eurozone ETF
Semi-Annual Shareholder Report — February 28, 2025
HEZU-02/25-SAR

iShares Currency Hedged MSCI Japan ETF
HEWJ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Japan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Japan ETF	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.57%	6.62%	17.57%	9.43%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Japan 100% Hedged to USD Index	1.67	6.48	17.87	9.98
Key Fund statistics
Net Assets	$328,951,414
Number of Portfolio Holdings	16
Portfolio Turnover Rate	7%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	11.5%
Forward foreign currency exchange contracts, net cumulative depreciation	(2.8)%
Other assets less liabilities	(8.8)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	22.8%
Consumer Discretionary	18.4%
Financials	16.6%
Information Technology	13.8%
Communication Services	8.0%
Health Care	7.5%
Consumer Staples	5.2%
Materials	3.7%
Real Estate	2.2%
Utilities	1.0%
Energy	0.8%
(a)	The underlying fund is iShares MSCI Japan ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI Japan ETF
Semi-Annual Shareholder Report — February 28, 2025
HEWJ-02/25-SAR

iShares Emergent Food and AgTech Multisector ETF
IVEG | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Emergent Food and AgTech Multisector ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emergent Food and AgTech Multisector ETF	$24	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.77%	9.88%	(3.25)%
MSCI All Country World Index	4.08	15.06	11.19
Morningstar® Global Food Innovation Index	2.91	9.90	(3.25)
Key Fund statistics
Net Assets	$4,143,082
Number of Portfolio Holdings	35
Portfolio Turnover Rate	20%
The inception date of the Fund was April 25, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Materials	46.6%
Industrials	23.1%
Consumer Staples	13.8%
Health Care	12.9%
Information Technology	3.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments
United States	60.0%
Germany	11.8%
France	6.7%
Norway	6.1%
Canada	4.0%
Denmark	3.8%
Japan	3.7%
United Kingdom	3.0%
Netherlands	0.5%
Australia	0.4%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emergent Food and AgTech Multisector ETF
Semi-Annual Shareholder Report — February 28, 2025
IVEG-02/25-SAR

iShares ESG Advanced MSCI EAFE ETF
DMXF | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$6	0.12%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(3.16)%	5.64%	8.49%
MSCI All Country World Index	4.08	15.06	12.77
MSCI EAFE Choice ESG Screened Index	(3.50)	5.08	8.35
Key Fund statistics
Net Assets	$840,849,574
Number of Portfolio Holdings	429
Portfolio Turnover Rate	5%
The inception date of the Fund was June 16, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.8%
Industrials	19.0%
Information Technology	16.5%
Health Care	15.1%
Consumer Discretionary	6.3%
Materials	5.7%
Communication Services	5.5%
Real Estate	3.7%
Consumer Staples	3.1%
Utilities	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.7%
Switzerland	11.0%
France	9.9%
Netherlands	8.4%
Germany	8.3%
United Kingdom	7.5%
Sweden	6.0%
Denmark	5.3%
Australia	4.2%
Hong Kong	2.8%
Other#	12.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced MSCI EAFE ETF
Semi-Annual Shareholder Report — February 28, 2025
DMXF-02/25-SAR

iShares ESG Advanced MSCI EM ETF
EMXF | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$8	0.16%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.39%	10.38%	3.70%
MSCI Emerging Markets Index	0.37	10.07	2.28
MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index	1.08	10.69	4.08
Key Fund statistics
Net Assets	$86,581,566
Number of Portfolio Holdings	525
Portfolio Turnover Rate	12%
The inception date of the Fund was October 6, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	44.9%
Information Technology	16.4%
Consumer Discretionary	13.4%
Communication Services	7.0%
Consumer Staples	5.1%
Industrials	4.4%
Health Care	3.8%
Materials	2.1%
Real Estate	2.1%
Utilities	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	26.2%
Taiwan	18.9%
India	15.6%
South Korea	6.7%
Saudi Arabia	5.1%
South Africa	5.0%
Brazil	4.1%
Malaysia	2.3%
Mexico	2.1%
United Arab Emirates	2.1%
Other#	11.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced MSCI EM ETF
Semi-Annual Shareholder Report — February 28, 2025
EMXF-02/25-SAR

iShares ESG Aware MSCI EAFE ETF
ESGD | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.71)%	9.29%	8.76%	8.25%
MSCI All Country World Index	4.08	15.06	12.79	11.65
MSCI EAFE Extended ESG Focus Index	(1.01)	8.66	8.64	8.24
Key Fund statistics
Net Assets	$8,848,658,111
Number of Portfolio Holdings	381
Portfolio Turnover Rate	13%
The inception date of the Fund was June 28, 2016.
The performance of the MSCI EAFE Extended ESG Focus Index in this report reflects the performance of the MSCI EAFE ESG Focus Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI EAFE Extended ESG Focus Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.7%
Industrials	17.2%
Health Care	11.9%
Consumer Discretionary	10.9%
Information Technology	9.4%
Consumer Staples	8.3%
Materials	5.6%
Communication Services	4.3%
Energy	3.8%
Utilities	3.0%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.8%
United Kingdom	14.8%
France	11.1%
Switzerland	10.2%
Germany	9.2%
Australia	6.7%
Netherlands	4.7%
Sweden	3.6%
Spain	3.0%
Denmark	3.0%
Other#	11.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware MSCI EAFE ETF
Semi-Annual Shareholder Report — February 28, 2025
ESGD-02/25-SAR

iShares ESG MSCI EM Leaders ETF
LDEM | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$8	0.16%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	4.35%	13.66%	3.33%	1.56%
MSCI Emerging Markets Index	0.37	10.07	4.26	2.59
MSCI EM Extended ESG Leaders 5% Issuer Capped Index	3.11	12.63	3.66	1.87
Key Fund statistics
Net Assets	$26,538,506
Number of Portfolio Holdings	456
Portfolio Turnover Rate	8%
The inception date of the Fund was February 5, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.3%
Consumer Discretionary	16.4%
Communication Services	13.7%
Information Technology	11.8%
Industrials	6.8%
Consumer Staples	5.3%
Materials	5.3%
Energy	4.6%
Health Care	3.8%
Utilities	2.6%
Real Estate	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	32.4%
India	18.8%
Taiwan	14.6%
South Korea	6.0%
South Africa	5.7%
Saudi Arabia	3.2%
Brazil	3.2%
Mexico	2.8%
Malaysia	2.5%
United Arab Emirates	2.3%
Other#	8.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG MSCI EM Leaders ETF
Semi-Annual Shareholder Report — February 28, 2025
LDEM-02/25-SAR

iShares MSCI Brazil Small-Cap ETF
EWZS | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$27	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(18.75)%	(26.72)%	(8.16)%	1.57%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Brazil Small Cap Index	(18.19)	(26.27)	(7.56)	2.17
Key Fund statistics
Net Assets	$111,191,068
Number of Portfolio Holdings	77
Portfolio Turnover Rate	59%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	17.6%
Financials	16.1%
Consumer Staples	11.9%
Materials	11.5%
Industrials	10.5%
Utilities	10.0%
Health Care	8.5%
Real Estate	6.5%
Energy	6.4%
Communication Services	0.5%
Information Technology	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
StoneCo Ltd., Class A	5.0%
Lojas Renner SA	4.4%
Hapvida Participacoes e Investimentos SA	3.8%
Sendas Distribuidora SA	3.3%
Cosan SA	3.2%
Pagseguro Digital Ltd., Class A	3.2%
Inter & Co. Inc., Class A	2.8%
Hypera SA	2.7%
Multiplan Empreendimentos Imobiliarios SA	2.6%
Allos SA	2.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Brazil Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2025
EWZS-02/25-SAR

iShares MSCI China ETF
MCHI | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$34	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	29.90%	39.49%	(0.78)%	2.03%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI China Index	29.03	39.02	(0.31)	2.55
Key Fund statistics
Net Assets	$5,937,552,593
Number of Portfolio Holdings	568
Portfolio Turnover Rate	7%
Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	32.3%
Communication Services	21.4%
Financials	17.1%
Information Technology	8.9%
Industrials	4.2%
Consumer Staples	3.6%
Health Care	3.5%
Materials	2.6%
Energy	2.5%
Utilities	2.0%
Real Estate	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	16.5%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp., Class B	4.6%
Meituan, Class B	4.3%
China Construction Bank Corp., Class H	3.4%
PDD Holdings Inc.	3.3%
JD.com Inc., Class A	2.1%
BYD Co. Ltd., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Bank of China Ltd., Class H	1.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China ETF
Semi-Annual Shareholder Report — February 28, 2025
MCHI-02/25-SAR

iShares MSCI China Multisector Tech ETF
TCHI | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$35	0.59%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	37.43%	32.87%	(3.70)%
MSCI Emerging Markets Index	0.37	10.07	(0.59)
MSCI China Technology Sub-Industries Select Capped Net Index	36.21	32.09	(3.20)
Key Fund statistics
Net Assets	$14,281,591
Number of Portfolio Holdings	160
Portfolio Turnover Rate	18%
The inception date of the Fund was January 25, 2022.
Certain sectors and markets performed exceptionally well based on market conditions during the six month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	42.0%
Consumer Discretionary	25.1%
Communication Services	21.9%
Industrials	7.8%
Financials	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Xiaomi Corp., Class B	4.5%
JD.com Inc., Class A	4.3%
Alibaba Group Holding Ltd.	4.2%
Lenovo Group Ltd.	3.8%
Baidu Inc., Class A	3.8%
NetEase Inc.	3.8%
Tencent Holdings Ltd.	3.8%
PDD Holdings Inc.	3.6%
Kuaishou Technology	3.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China Multisector Tech ETF
Semi-Annual Shareholder Report — February 28, 2025
TCHI-02/25-SAR

iShares MSCI China Small-Cap ETF
ECNS | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$34	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	28.44%	25.40%	(2.37)%	(0.64)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI China Small Cap Index	27.84	24.08	(4.56)	(2.22)
Key Fund statistics
Net Assets	$68,172,059
Number of Portfolio Holdings	256
Portfolio Turnover Rate	16%
Certain sectors and markets performed exceptionally well based on market conditions during the six month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	19.8%
Information Technology	15.4%
Industrials	11.8%
Consumer Discretionary	11.6%
Real Estate	11.2%
Communication Services	8.2%
Materials	7.7%
Financials	5.3%
Consumer Staples	5.2%
Utilities	2.5%
Energy	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
GDS Holdings Ltd., Class A	3.4%
Zai Lab Ltd.	2.4%
Kingsoft Cloud Holdings Ltd.	1.6%
Sunac China Holdings Ltd.	1.4%
Minth Group Ltd.	1.4%
HUTCHMED China Ltd.	1.3%
Kingboard Holdings Ltd.	1.3%
Meitu Inc.	1.3%
NetEase Cloud Music Inc.	1.3%
Chinasoft International Ltd.	1.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2025
ECNS-02/25-SAR

iShares MSCI Denmark ETF
EDEN | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$24	0.53%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(14.27)%	(5.26)%	12.66%	9.74%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Denmark IMI 25/50 Index	(14.37)	(5.07)	12.99	10.05
Key Fund statistics
Net Assets	$233,517,994
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	40.6%
Industrials	23.8%
Financials	14.9%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Materials	5.0%
Utilities	2.3%
Information Technology	1.4%
Energy	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	24.3%
DSV A/S	8.3%
Danske Bank A/S	5.2%
Novonesis (Novozymes) B, Class B	5.0%
Pandora A/S	3.6%
Genmab A/S	3.4%
Coloplast A/S, Class B	3.3%
Carlsberg A/S, Class B	3.2%
Vestas Wind Systems A/S	3.1%
AP Moller - Maersk A/S, Class B	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Denmark ETF
Semi-Annual Shareholder Report — February 28, 2025
EDEN-02/25-SAR

iShares MSCI Finland ETF
EFNL | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$26	0.54%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.59)%	8.04%	4.56%	4.07%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Finland IMI 25/50 Index	(3.01)	6.94	3.60	3.30
Key Fund statistics
Net Assets	$17,867,670
Number of Portfolio Holdings	36
Portfolio Turnover Rate	9%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.4%
Industrials	23.7%
Information Technology	13.0%
Materials	12.8%
Health Care	3.8%
Consumer Discretionary	3.8%
Utilities	3.7%
Communication Services	3.5%
Consumer Staples	2.8%
Energy	2.1%
Real Estate	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nordea Bank Abp	18.8%
Nokia OYJ	10.6%
Sampo OYJ, Class A	9.1%
Kone OYJ, Class B	7.4%
Wartsila OYJ Abp	4.4%
UPM-Kymmene OYJ	4.3%
Fortum OYJ	3.7%
Metso OYJ	3.7%
Elisa OYJ	3.5%
Stora Enso OYJ, Class R	3.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Finland ETF
Semi-Annual Shareholder Report — February 28, 2025
EFNL-02/25-SAR

iShares MSCI Global Sustainable Development Goals ETF
SDG | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$24	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(7.05)%	(1.72)%	4.99%	6.84%
MSCI All Country World Index	4.08	15.06	12.79	10.74
MSCI ACWI Sustainable Development Index	(7.27)	(1.68)	4.99	6.93
Key Fund statistics
Net Assets	$182,580,123
Number of Portfolio Holdings	121
Portfolio Turnover Rate	33%
The inception date of the Fund was April 20, 2016.
Effective February 3, 2025, the Fund has changed the name of the MSCI ACWI Sustainable Impact Index to the MSCI ACWI Sustainable Development Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	20.4%
Consumer Staples	20.3%
Information Technology	18.5%
Industrials	14.4%
Real Estate	12.5%
Consumer Discretionary	9.4%
Materials	2.3%
Utilities	2.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	24.5%
United States	23.4%
Japan	10.7%
Denmark	9.7%
Hong Kong	5.3%
Switzerland	3.9%
Taiwan	2.9%
Canada	2.6%
Sweden	2.4%
Germany	1.9%
Other#	12.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Sustainable Development Goals ETF
Semi-Annual Shareholder Report — February 28, 2025
SDG-02/25-SAR

iShares MSCI India ETF
INDA | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$28	0.61%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(16.05)%	(5.20)%	9.96%	5.17%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI India Index	(19.67)	(6.23)	11.71	6.42
Key Fund statistics
Net Assets	$8,179,760,495
Number of Portfolio Holdings	158
Portfolio Turnover Rate	13%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.1%
Consumer Discretionary	12.7%
Information Technology	11.5%
Energy	8.6%
Industrials	8.4%
Materials	7.6%
Consumer Staples	6.5%
Health Care	5.8%
Communication Services	4.5%
Utilities	3.7%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	8.4%
Reliance Industries Ltd.	6.3%
ICICI Bank Ltd.	5.4%
Infosys Ltd.	4.9%
Bharti Airtel Ltd.	3.5%
Tata Consultancy Services Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.1%
Bajaj Finance Ltd.	2.0%
Axis Bank Ltd.	2.0%
Larsen & Toubro Ltd.	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI India ETF
Semi-Annual Shareholder Report — February 28, 2025
INDA-02/25-SAR

iShares MSCI India Small-Cap ETF
SMIN | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$33	0.74%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(21.24)%	(8.60)%	14.03%	7.37%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI India Small Cap Index	(25.29)	(9.36)	16.81	9.12
Key Fund statistics
Net Assets	$544,260,758
Number of Portfolio Holdings	525
Portfolio Turnover Rate	18%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Industrials	20.7%
Financials	17.4%
Materials	14.3%
Consumer Discretionary	13.7%
Health Care	13.1%
Information Technology	7.4%
Consumer Staples	3.8%
Real Estate	3.7%
Utilities	3.1%
Communication Services	2.0%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments
Coforge Ltd.	1.7%
Federal Bank Ltd.	1.2%
Embassy Office Parks REIT	1.1%
Fortis Healthcare Ltd.	1.1%
Max Financial Services Ltd.	0.9%
Blue Star Ltd.	0.9%
Crompton Greaves Consumer Electricals Ltd.	0.8%
One 97 Communications Ltd.	0.8%
KPIT Technologies Ltd.	0.7%
Coromandel International Ltd.	0.7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI India Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2025
SMIN-02/25-SAR

iShares MSCI Indonesia ETF
EIDO | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$26	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(26.83)%	(25.73)%	(3.37)%	(3.41)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Indonesia IMI 25/50 Index	(27.08)	(25.63)	(3.02)	(2.95)
Key Fund statistics
Net Assets	$244,513,927
Number of Portfolio Holdings	80
Portfolio Turnover Rate	4%
The performance of the MSCI Indonesia IMI 25/50 Index in this report reflects the performance of the MSCI Indonesia Investable Market Index through May 28, 2019 and, beginning on May 29, 2019, the performance of the MSCI Indonesia IMI 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	49.8%
Materials	11.9%
Consumer Staples	9.9%
Communication Services	6.6%
Consumer Discretionary	5.9%
Energy	5.8%
Industrials	5.0%
Health Care	2.4%
Real Estate	1.6%
Utilities	1.0%
Information Technology	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	23.0%
Bank Rakyat Indonesia Persero Tbk PT	12.0%
Bank Mandiri Persero Tbk PT	9.0%
Telkom Indonesia Persero Tbk PT	4.5%
Astra International Tbk PT	3.8%
GoTo Gojek Tokopedia Tbk PT	3.5%
Bank Negara Indonesia Persero Tbk PT	3.3%
Chandra Asri Pacific Tbk PT	2.7%
Amman Mineral Internasional PT	2.3%
Sumber Alfaria Trijaya Tbk PT	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Indonesia ETF
Semi-Annual Shareholder Report — February 28, 2025
EIDO-02/25-SAR

iShares MSCI Ireland ETF
EIRL | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$23	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(11.41)%	(5.71)%	9.81%	6.33%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI All Ireland Capped Index	(11.36)	(5.32)	10.29	6.74
Key Fund statistics
Net Assets	$60,741,483
Number of Portfolio Holdings	27
Portfolio Turnover Rate	22%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	26.5%
Financials	19.8%
Industrials	18.8%
Health Care	18.7%
Consumer Discretionary	10.8%
Real Estate	2.1%
Materials	1.9%
Communication Services	1.0%
Energy	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Kerry Group PLC, Class A	16.2%
ICON PLC	15.7%
AIB Group PLC	14.5%
Ryanair Holdings PLC	4.8%
Bank of Ireland Group PLC	4.8%
Kingspan Group PLC	4.8%
DCC PLC	4.4%
Grafton Group PLC	4.2%
Cairn Homes PLC	3.9%
Dole PLC	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Ireland ETF
Semi-Annual Shareholder Report — February 28, 2025
EIRL-02/25-SAR

iShares MSCI Japan Value ETF
EWJV | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$7	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.82%	7.82%	10.30%	8.32%
MSCI ACWI ex USA Index	0.08	9.65	7.55	6.12
MSCI Japan Value Index (USD)	0.29	6.82	10.08	8.09
Key Fund statistics
Net Assets	$253,107,077
Number of Portfolio Holdings	115
Portfolio Turnover Rate	22%
The inception date of the Fund was March 5, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.6%
Industrials	20.6%
Consumer Discretionary	18.6%
Communication Services	10.9%
Information Technology	5.1%
Real Estate	4.3%
Health Care	4.2%
Consumer Staples	3.6%
Materials	2.9%
Utilities	1.7%
Energy	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.8%
Mitsubishi UFJ Financial Group Inc.	7.4%
Sumitomo Mitsui Financial Group Inc.	4.8%
Nintendo Co. Ltd.	4.2%
Mizuho Financial Group Inc.	3.4%
Mitsubishi Corp.	2.9%
KDDI Corp.	2.6%
Mitsui & Co. Ltd.	2.4%
Honda Motor Co. Ltd.	2.1%
SoftBank Corp.	2.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Japan Value ETF
Semi-Annual Shareholder Report — February 28, 2025
EWJV-02/25-SAR

iShares MSCI Kuwait ETF
KWT | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$39	0.75%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.75%	13.24%	13.37%
MSCI Emerging Markets Index	0.37	10.07	1.92
MSCI All Kuwait Select Size Liquidity Capped Index	11.46	14.40	14.30
Key Fund statistics
Net Assets	$71,409,890
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%
The inception date of the Fund was September 1, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	65.0%
Industrials	10.6%
Real Estate	10.2%
Communication Services	5.6%
Consumer Discretionary	4.1%
Materials	1.7%
Consumer Staples	1.2%
Utilities	0.8%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
National Bank of Kuwait SAKP	22.5%
Kuwait Finance House KSCP	22.2%
Mobile Telecommunications Co. KSCP	4.3%
Gulf Bank KSCP	3.5%
Mabanee Co. KPSC	3.1%
National Industries Group Holding SAK	2.7%
Warba Bank KSCP	2.3%
Commercial Real Estate Co. KSC	2.2%
Agility Public Warehousing Co. KSC	2.2%
Al Ahli Bank of Kuwait KSCP	2.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Kuwait ETF
Semi-Annual Shareholder Report — February 28, 2025
KWT-02/25-SAR

iShares MSCI New Zealand ETF
ENZL | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$23	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(12.90)%	(3.76)%	(2.10)%	3.54%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI New Zealand All Cap Top 25 Capped Index	(12.52)	(3.25)	(1.57)	4.03
MSCI New Zealand IMI 25/50 Index	(10.45)	(0.96)	(1.11)	4.28
Key Fund statistics
Net Assets	$70,323,054
Number of Portfolio Holdings	28
Portfolio Turnover Rate	29%
The performance of the MSCI New Zealand All Cap Top 25 Capped Index in this report reflects the performance of the MSCI New Zealand IMI 25/50 Index through September 2, 2024 and, beginning on September 3, 2024, the performance of the MSCI New Zealand All Cap Top 25 Capped Index, which, effective as of September 3, 2024, replaced the MSCI New Zealand IMI 25/50 Index as the underlying index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	28.3%
Industrials	24.6%
Utilities	13.7%
Real Estate	13.1%
Financials	11.6%
Communication Services	3.7%
Information Technology	2.1%
Consumer Discretionary	1.5%
Energy	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd.	20.8%
Auckland International Airport Ltd.	14.3%
Infratil Ltd.	10.4%
Meridian Energy Ltd.	4.7%
Contact Energy Ltd.	4.7%
EBOS Group Ltd.	4.4%
Fletcher Building Ltd.	4.4%
Mercury NZ Ltd.	4.3%
Spark New Zealand Ltd.	3.6%
Ryman Healthcare Ltd.	3.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI New Zealand ETF
Semi-Annual Shareholder Report — February 28, 2025
ENZL-02/25-SAR

iShares MSCI Norway ETF
ENOR | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$26	0.53%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.04)%	10.53%	7.02%	3.35%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Norway IMI 25/50 Index	(2.09)	10.75	7.41	3.69
Key Fund statistics
Net Assets	$28,540,995
Number of Portfolio Holdings	63
Portfolio Turnover Rate	6%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	25.6%
Financials	23.8%
Consumer Staples	14.9%
Industrials	14.7%
Materials	8.8%
Communication Services	7.6%
Information Technology	2.9%
Consumer Discretionary	0.7%
Utilities	0.5%
Real Estate	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	13.0%
Equinor ASA	12.3%
Kongsberg Gruppen ASA	6.7%
Mowi ASA	5.5%
Norsk Hydro ASA	5.2%
Telenor ASA	4.7%
Orkla ASA	4.3%
Aker BP ASA	4.1%
Yara International ASA	3.0%
Storebrand ASA	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Norway ETF
Semi-Annual Shareholder Report — February 28, 2025
ENOR-02/25-SAR

iShares MSCI Peru and Global Exposure ETF
EPU | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$30	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.18%	23.39%	9.92%	6.36%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI All Peru Capped Index	3.61	24.73	10.33	6.97
Key Fund statistics
Net Assets	$71,538,432
Number of Portfolio Holdings	27
Portfolio Turnover Rate	8%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	50.2%
Financials	28.1%
Consumer Discretionary	5.4%
Industrials	4.1%
Consumer Staples	3.5%
Real Estate	2.6%
Utilities	2.4%
Health Care	1.9%
Communication Services	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Credicorp Ltd.	23.4%
Southern Copper Corp.	21.6%
Cia. de Minas Buenaventura SAA	4.7%
Sociedad Minera Cerro Verde SAA	3.9%
Hochschild Mining PLC	3.7%
Ferreycorp SAA	2.9%
Wheaton Precious Metals Corp.	2.9%
Falabella SA	2.8%
Pan American Silver Corp.	2.7%
Laureate Education Inc.	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Peru and Global Exposure ETF
Semi-Annual Shareholder Report — February 28, 2025
EPU-02/25-SAR

iShares MSCI Philippines ETF
EPHE | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$28	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(12.48)%	(10.13)%	(2.56)%	(4.29)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Philippines IMI 25/50 Index	(12.20)	(9.58)	(1.86)	(3.62)
Key Fund statistics
Net Assets	$90,202,989
Number of Portfolio Holdings	35
Portfolio Turnover Rate	11%
The performance of the MSCI Philippines IMI 25/50 Index in this report reflects the performance of the MSCI Philippines Investible Market Index (IMI) through November 30, 2020 and, beginning on December 1, 2020, the performance of the MSCI Philippines IMI 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	28.3%
Financials	25.2%
Real Estate	11.9%
Consumer Staples	8.8%
Consumer Discretionary	8.6%
Utilities	7.9%
Communication Services	6.1%
Energy	2.0%
Materials	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BDO Unibank Inc.	12.1%
International Container Terminal Services Inc.	12.1%
Bank of the Philippine Islands	8.7%
SM Prime Holdings Inc.	7.4%
SM Investments Corp.	5.3%
Jollibee Foods Corp.	4.6%
Manila Electric Co.	4.6%
Metropolitan Bank & Trust Co.	4.4%
PLDT Inc.	4.1%
Century Pacific Food Inc.	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Philippines ETF
Semi-Annual Shareholder Report — February 28, 2025
EPHE-02/25-SAR

iShares MSCI Poland ETF
EPOL | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$31	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.88%	14.83%	11.60%	3.17%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Poland IMI 25/50 Index	6.27	14.04	11.62	3.19
Key Fund statistics
Net Assets	$228,132,956
Number of Portfolio Holdings	35
Portfolio Turnover Rate	7%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	47.9%
Consumer Discretionary	12.8%
Energy	9.5%
Materials	7.3%
Communication Services	6.5%
Consumer Staples	5.9%
Utilities	4.3%
Industrials	3.7%
Information Technology	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	15.5%
ORLEN SA	9.5%
Powszechny Zaklad Ubezpieczen SA	8.5%
Bank Polska Kasa Opieki SA	8.2%
Dino Polska SA	4.7%
LPP SA	4.6%
Santander Bank Polska SA	4.5%
KGHM Polska Miedz SA	4.1%
CD Projekt SA	3.9%
Allegro.eu SA	3.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Poland ETF
Semi-Annual Shareholder Report — February 28, 2025
EPOL-02/25-SAR

iShares MSCI Qatar ETF
QAT | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$30	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.33%	6.07%	6.12%	1.09%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI All Qatar Capped Index	4.92	6.88	6.74	1.75
Key Fund statistics
Net Assets	$65,197,026
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Financials	55.4%
Industrials	14.2%
Energy	9.5%
Materials	5.9%
Communication Services	5.5%
Real Estate	4.5%
Utilities	2.6%
Consumer Staples	1.4%
Health Care	0.6%
Information Technology	0.4%
Ten largest holdings
Security	Percent of Total Investments
Qatar National Bank QPSC	22.9%
Qatar Islamic Bank QPSC	13.8%
Industries Qatar QSC	7.5%
Qatar Gas Transport Co. Ltd.	4.6%
Commercial Bank PSQC (The)	4.6%
Masraf Al Rayan QSC	4.4%
Qatar International Islamic Bank QSC	4.1%
Ooredoo QPSC	4.0%
Qatar Navigation QSC	3.9%
Qatar Fuel QSC	3.3%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Qatar ETF
Semi-Annual Shareholder Report — February 28, 2025
QAT-02/25-SAR

iShares MSCI Saudi Arabia ETF
KSA | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Saudi Arabia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Saudi Arabia ETF	$37	0.74%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.40)%	(4.52)%	10.78%	7.92%
MSCI Emerging Markets Index	0.37	10.07	4.26	5.55
MSCI Saudi Arabia IMI 25/50 Index	0.11	(3.76)	11.57	8.73
Key Fund statistics
Net Assets	$636,211,555
Number of Portfolio Holdings	129
Portfolio Turnover Rate	5%
The inception date of the Fund was September 16, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.5%
Materials	14.7%
Energy	11.0%
Communication Services	9.3%
Utilities	5.6%
Consumer Staples	4.5%
Health Care	4.3%
Industrials	3.1%
Consumer Discretionary	3.0%
Information Technology	2.6%
Real Estate	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Al Rajhi Bank	13.9%
Saudi Arabian Oil Co.	10.5%
Saudi National Bank (The)	7.3%
Saudi Telecom Co.	6.4%
Saudi Arabian Mining Co.	4.2%
ACWA Power Co.	4.0%
Saudi Basic Industries Corp.	3.9%
Riyad Bank	3.2%
Alinma Bank	2.7%
Saudi Awwal Bank	2.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Saudi Arabia ETF
Semi-Annual Shareholder Report — February 28, 2025
KSA-02/25-SAR

iShares MSCI UAE ETF
UAE | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI UAE ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI UAE ETF	$32	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	16.07%	24.06%	11.29%	2.69%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI All UAE Capped Index	16.41	23.90	12.46	3.47
Key Fund statistics
Net Assets	$85,268,357
Number of Portfolio Holdings	50
Portfolio Turnover Rate	6%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	35.8%
Real Estate	26.8%
Communication Services	12.3%
Industrials	9.5%
Consumer Discretionary	6.7%
Energy	5.3%
Utilities	1.8%
Consumer Staples	1.3%
Information Technology	0.5%
Health Care	0.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Emaar Properties PJSC	17.9%
First Abu Dhabi Bank PJSC	12.5%
Emirates Telecommunications Group Co. PJSC	11.5%
Abu Dhabi Islamic Bank PJSC	4.8%
Emirates NBD Bank PJSC	4.7%
Aldar Properties PJSC	4.5%
Dubai Islamic Bank PJSC	4.4%
Abu Dhabi Commercial Bank PJSC	4.2%
ADNOC Drilling Co. PJSC	3.9%
Abu Dhabi National Oil Co. for Distribution PJSC	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI UAE ETF
Semi-Annual Shareholder Report — February 28, 2025
UAE-02/25-SAR

iShares MSCI United Kingdom ETF
EWU | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.51%	18.58%	9.23%	3.67%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI United Kingdom Index	1.77	18.70	9.76	4.18
Key Fund statistics
Net Assets	$3,323,452,150
Number of Portfolio Holdings	78
Portfolio Turnover Rate	2%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.1%
Consumer Staples	16.1%
Health Care	14.4%
Industrials	14.1%
Energy	11.3%
Materials	6.5%
Consumer Discretionary	5.1%
Utilities	4.2%
Communication Services	2.4%
Information Technology	1.2%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	9.1%
HSBC Holdings PLC	8.2%
Shell PLC	7.9%
Unilever PLC	5.4%
RELX PLC	3.5%
BP PLC	3.4%
Rolls-Royce Holdings PLC	3.1%
British American Tobacco PLC	3.0%
GSK PLC	3.0%
London Stock Exchange Group PLC	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI United Kingdom ETF
Semi-Annual Shareholder Report — February 28, 2025
EWU-02/25-SAR

iShares MSCI United Kingdom Small-Cap ETF
EWUS | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$28	0.59%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.46)%	9.35%	1.51%	1.51%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI United Kingdom Small Cap Index	(7.17)	9.80	2.05	2.08
Key Fund statistics
Net Assets	$38,730,882
Number of Portfolio Holdings	215
Portfolio Turnover Rate	17%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	21.7%
Consumer Discretionary	18.7%
Real Estate	11.5%
Communication Services	6.1%
Materials	4.9%
Information Technology	4.6%
Consumer Staples	3.6%
Health Care	3.0%
Energy	1.8%
Utilities	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Intermediate Capital Group PLC	2.2%
Weir Group PLC (The)	2.1%
Diploma PLC	2.0%
St. James's Place PLC	1.9%
Beazley PLC	1.9%
Rightmove PLC	1.7%
IMI PLC	1.7%
Games Workshop Group PLC	1.6%
Howden Joinery Group PLC	1.4%
ConvaTec Group PLC	1.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI United Kingdom Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2025
EWUS-02/25-SAR

iShares MSCI Water Management Multisector ETF
IWTR | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Water Management Multisector ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Water Management Multisector ETF	$23	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(2.51)%	4.32%	11.61%
MSCI All Country World Index	4.08	15.06	18.30
MSCI ACWI IMI Sustainable Water Transition Extended Capped Index	(1.96)	4.92	11.78
Key Fund statistics
Net Assets	$4,503,188
Number of Portfolio Holdings	58
Portfolio Turnover Rate	37%
The inception date of the Fund was September 20, 2022.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	40.4%
Information Technology	32.2%
Utilities	16.7%
Consumer Discretionary	7.2%
Materials	3.2%
Real Estate	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.5%
Taiwan	11.4%
Switzerland	6.3%
Brazil	5.5%
France	4.7%
Japan	4.6%
Austria	3.1%
China	2.8%
India	2.3%
Portugal	1.4%
Other#	5.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Water Management Multisector ETF
Semi-Annual Shareholder Report — February 28, 2025
IWTR-02/25-SAR

iShares Paris-Aligned Climate MSCI World ex USA ETF
PABD | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Paris-Aligned Climate MSCI World ex USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate MSCI World ex USA ETF	$6	0.12%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(1.40)%	8.49%	12.82%
MSCI ACWI ex USA Index	0.08	9.65	14.30
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index	(1.65)	8.29	12.62
Key Fund statistics
Net Assets	$99,838,559
Number of Portfolio Holdings	490
Portfolio Turnover Rate	12%
The inception date of the Fund was January 17, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.7%
Industrials	17.9%
Health Care	13.4%
Information Technology	10.0%
Consumer Discretionary	9.8%
Real Estate	5.4%
Materials	5.1%
Consumer Staples	5.1%
Communication Services	3.1%
Utilities	2.3%
Energy	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	18.4%
Canada	12.7%
United Kingdom	10.4%
Switzerland	10.2%
France	10.1%
Germany	7.5%
Australia	6.2%
Netherlands	4.1%
Sweden	3.3%
Denmark	3.1%
Other#	14.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Paris-Aligned Climate MSCI World ex USA ETF
Semi-Annual Shareholder Report — February 28, 2025
PABD-02/25-SAR

iShares MSCI Global Quality Factor ETF
AQLT | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Quality Factor ETF (the “Fund”) for the period of December 11, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Quality Factor ETF	$4(a)	0.17%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$187,311,757
Number of Portfolio Holdings	316
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.8%
Health Care	15.9%
Communication Services	13.4%
Consumer Staples	10.2%
Industrials	9.9%
Financials	9.3%
Consumer Discretionary	5.7%
Exchanged-Traded Funds	3.9%
Materials	1.2%
Energy	0.6%
Other*	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	73.5%
Switzerland	4.4%
United Kingdom	3.7%
Netherlands	2.1%
Japan	2.0%
Taiwan	2.0%
India	1.8%
Denmark	1.8%
France	1.6%
Australia	1.4%
Other#	5.7%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Quality Factor ETF
Semi-Annual Shareholder Report — February 28, 2025
AQLT-02/25-SAR

iShares MSCI Emerging Markets Value Factor ETF
EVLU | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) for the period of September 4, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Value Factor ETF	$17(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$7,543,473
Number of Portfolio Holdings	262
Portfolio Turnover Rate	22%
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Information Technology	26.2%
Financials	24.0%
Consumer Discretionary	14.7%
Communication Services	9.1%
Industrials	5.5%
Materials	5.1%
Energy	4.7%
Consumer Staples	4.1%
Health Care	2.6%
Utilities	2.4%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments
China	34.4%
Taiwan	17.6%
India	14.5%
South Korea	9.1%
Saudi Arabia	4.8%
Brazil	4.4%
Mexico	2.4%
South Africa	2.3%
Indonesia	1.6%
Turkey	1.6%
Other#	7.3%
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Value Factor ETF
Semi-Annual Shareholder Report — February 28, 2025
EVLU-02/25-SAR

iShares MSCI Emerging Markets Quality Factor ETF
EQLT | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) for the period of September 4, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Quality Factor ETF	$17(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Fund performance
Key Fund statistics
Net Assets	$7,633,110
Number of Portfolio Holdings	315
Portfolio Turnover Rate	22%
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Financials	23.3%
Information Technology	22.1%
Consumer Discretionary	14.7%
Communication Services	10.6%
Materials	6.1%
Industrials	6.0%
Consumer Staples	5.1%
Energy	4.5%
Health Care	2.9%
Utilities	2.7%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments
China	27.8%
India	18.7%
Taiwan	15.1%
South Korea	7.8%
Saudi Arabia	5.7%
Brazil	5.5%
South Africa	3.9%
Mexico	2.8%
United Arab Emirates	2.5%
Indonesia	1.9%
Other#	8.3%
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Quality Factor ETF
Semi-Annual Shareholder Report — February 28, 2025
EQLT-02/25-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca
• iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® Currency Hedged MSCI Eurozone ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.6%
iShares MSCI Eurozone ETF(a)(b)	7,886,725	$413,185,523
Total Investment Companies (Cost: $386,307,396)		413,185,523
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(a)(c)(d)	33,352,228	33,368,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(a)(c)	120,000	120,000
Total Short-Term Securities — 8.1% (Cost: $33,488,904)		33,488,904
Total Investments in Securities — 107.7% (Cost: $419,796,300)		446,674,427
Liabilities in Excess of Other Assets — (7.7)%		(31,834,835)
Net Assets — 100.0%		$414,839,592

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$33,373,108 (a)	$—	$(4,204)	$—	$33,368,904	33,352,228	$88,491 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—	(90,000)(a)	—	—	120,000	120,000	5,390	—
iShares MSCI Eurozone ETF	419,592,061	78,617,075	(94,499,689)	7,027,577	2,448,499	413,185,523	7,886,725	2,297,560	—
				$7,023,373	$2,448,499	$446,674,427		$2,391,441	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,209,843	EUR	4,053,000	Bank of America N.A.	03/04/25	$5,464
USD	5,758,243	EUR	5,526,000	Barclays Bank PLC	03/04/25	25,848
USD	36,771,822	EUR	35,221,000	BNP Paribas SA	03/04/25	235,326
USD	338,155,659	EUR	325,425,345	Deutsche Bank Securities Inc.	03/04/25	575,749
EUR	88,000	USD	91,414	Morgan Stanley & Co. International PLC	04/02/25	7
USD	399,411,985	EUR	383,118,345	BNP Paribas SA	04/02/25	1,400,590
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,628,950	EUR	10,200,000	Deutsche Bank Securities Inc.	04/02/25	$32,443
						2,275,427
EUR	384,960,345	USD	400,741,496	BNP Paribas SA	03/04/25	(1,402,967)
USD	15,272,740	EUR	14,735,000	Barclays Bank PLC	03/04/25	(12,609)
						(1,415,576)
						$859,851
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$2,275,427	$—	$—	$2,275,427
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,415,576	$—	$—	$1,415,576
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$15,211,972	$—	$—	$15,211,972
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$9,142,966	$—	$—	$9,142,966
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$372,622,197
Average amounts sold — in USD	$749,504,405
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$2,275,427	$1,415,576
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,275,427	1,415,576
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$2,275,427	$1,415,576
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Eurozone ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$5,464	$—	$—	$—	$5,464
Barclays Bank PLC	25,848	(12,609)	—	—	13,239
BNP Paribas SA	1,635,916	(1,402,967)	—	—	232,949
Deutsche Bank Securities Inc.	608,192	—	—	—	608,192
Morgan Stanley & Co. International PLC	7	—	—	—	7
	$2,275,427	$(1,415,576)	$—	$—	$859,851

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Barclays Bank PLC	$12,609	$(12,609)	$—	$—	$—
BNP Paribas SA	1,402,967	(1,402,967)	—	—	—
	$1,415,576	$(1,415,576)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$413,185,523	$—	$—	$413,185,523
Short-Term Securities
Money Market Funds	33,488,904	—	—	33,488,904
	$446,674,427	$—	$—	$446,674,427
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$2,275,427	$—	$2,275,427
Liabilities
Foreign Currency Exchange Contracts	—	(1,415,576)	—	(1,415,576)
	$—	$859,851	$—	$859,851

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® Currency Hedged MSCI Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI Japan ETF(a)(b)	4,809,863	$329,331,320
Total Investment Companies (Cost: $329,097,861)		329,331,320
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(a)(c)(d)	37,020,796	37,039,306
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(a)(c)	600,000	600,000
Total Short-Term Securities — 11.5% (Cost: $37,639,306)		37,639,306
Total Investments in Securities — 111.6% (Cost: $366,737,167)		366,970,626
Liabilities in Excess of Other Assets — (11.6)%		(38,019,212)
Net Assets — 100.0%		$328,951,414

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$157,918,478	$—	$(120,881,108)(a)	$(4,758)	$6,694	$37,039,306	37,020,796	$223,173 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	350,000 (a)	—	—	—	600,000	600,000	7,347	—
iShares MSCI Japan ETF	400,070,506	78,119,004	(131,455,830)	4,104,055	(21,506,415)	329,331,320	4,809,863	5,411,518	—
				$4,099,297	$(21,499,721)	$366,970,626		$5,642,038	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	53,027,624,238	USD	351,678,204	BNP Paribas SA	03/04/25	$582,893
JPY	631,531,000	USD	4,091,465	State Street Bank & Trust Company	03/04/25	103,778
USD	412,853	JPY	61,552,000	JPMorgan Chase Bank N.A.	03/04/25	3,965
USD	204,054	JPY	30,416,000	Natwest Markets PLC	03/04/25	2,002
JPY	3,019,515,000	USD	20,103,907	State Street Bank & Trust Company	04/02/25	21,167
						713,805
JPY	2,666,748,000	USD	17,873,016	BNP Paribas SA	03/04/25	(157,881)
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	665,900,000	USD	4,468,067	JPMorgan Chase Bank N.A.	03/04/25	$(44,511)
JPY	998,850,000	USD	6,679,810	State Street Bank & Trust Company	03/04/25	(44,476)
USD	354,824,698	JPY	54,736,606,238	Bank of America N.A.	03/04/25	(8,789,121)
USD	129,685	JPY	19,710,000	BMO Capital Markets	03/04/25	(1,248)
USD	16,079,910	JPY	2,476,469,000	JPMorgan Chase Bank N.A.	03/04/25	(371,208)
USD	4,343,458	JPY	665,900,000	State Street Bank & Trust Company	03/04/25	(80,098)
USD	350,147,262	JPY	52,620,052,238	BNP Paribas SA	04/02/25	(565,496)
						(10,054,039)
						$(9,340,234)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$713,805	$—	$—	$713,805
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$10,054,039	$—	$—	$10,054,039
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$15,119,013	$—	$—	$15,119,013
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(222,348)	$—	$—	$(222,348)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$384,510,088
Average amounts sold — in USD	$717,310,668
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$713,805	$10,054,039
Total derivative assets and liabilities in the Statement of Assets and Liabilities	713,805	10,054,039
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$713,805	$10,054,039
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Japan ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$582,893	$(582,893)	$—	$—	$—
JPMorgan Chase Bank N.A.	3,965	(3,965)	—	—	—
Natwest Markets PLC	2,002	—	—	—	2,002
State Street Bank & Trust Company	124,945	(124,574)	—	—	371
	$713,805	$(711,432)	$—	$—	$2,373

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$8,789,121	$—	$—	$—	$8,789,121
BMO Capital Markets	1,248	—	—	—	1,248
BNP Paribas SA	723,377	(582,893)	—	—	140,484
JPMorgan Chase Bank N.A.	415,719	(3,965)	—	—	411,754
State Street Bank & Trust Company	124,574	(124,574)	—	—	—
	$10,054,039	$(711,432)	$—	$—	$9,342,607

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$329,331,320	$—	$—	$329,331,320
Short-Term Securities
Money Market Funds	37,639,306	—	—	37,639,306
	$366,970,626	$—	$—	$366,970,626
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$713,805	$—	$713,805
Liabilities
Foreign Currency Exchange Contracts	—	(10,054,039)	—	(10,054,039)
	$—	$(9,340,234)	$—	$(9,340,234)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
8

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Japan ETF
ASSETS
Investments, at value—affiliated(a)(b)	$446,674,427	$366,970,626
Cash	7,119	4,950
Receivables:
Investments sold	653,185	8,327,828
Securities lending income—affiliated	26,500	31,252
Dividends—affiliated	694	1,582
Unrealized appreciation on forward foreign currency exchange contracts	2,275,427	713,805
Total assets	449,637,352	376,050,043
LIABILITIES
Collateral on securities loaned, at value	33,373,300	37,044,590
Payables:
Investment advisory fees	8,884	—
Unrealized depreciation on forward foreign currency exchange contracts	1,415,576	10,054,039
Total liabilities	34,797,760	47,098,629
Commitments and contingent liabilities
NET ASSETS	$414,839,592	$328,951,414
NET ASSETS CONSIST OF
Paid-in capital	$400,484,796	$342,819,277
Accumulated earnings (loss)	14,354,796	(13,867,863)
NET ASSETS	$414,839,592	$328,951,414
NET ASSET VALUE
Shares outstanding	10,400,000	7,850,000
Net asset value	$39.89	$41.90
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—affiliated	$419,796,300	$366,737,167
(b) Securities loaned, at value	$32,680,882	$35,980,985
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Japan ETF
INVESTMENT INCOME
Dividends—affiliated	$2,302,950	$5,418,865
Securities lending income—affiliated—net	88,491	223,173
Other income—unaffiliated	—	36,495
Total investment income	2,391,441	5,678,533
EXPENSES
Investment advisory	1,121,344	938,484
Commitment costs	1,806	1,793
Interest expense	29	295
Total expenses	1,123,179	940,572
Less:
Investment advisory fees waived	(1,068,920)	(937,731)
Total expenses after fees waived	54,259	2,841
Net investment income	2,337,182	5,675,692
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(62,969)	(474,434)
Forward foreign currency exchange contracts	15,211,972	15,119,013
In-kind redemptions—affiliated(a)	7,086,342	4,573,731
	22,235,345	19,218,310
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	2,448,499	(21,499,721)
Forward foreign currency exchange contracts	9,142,966	(222,348)
	11,591,465	(21,722,069)
Net realized and unrealized gain (loss)	33,826,810	(2,503,759)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,163,992	$3,171,933
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
10

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Eurozone ETF		iShares Currency Hedged MSCI Japan ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,337,182	$11,770,550	$5,675,692	$5,626,609
Net realized gain	22,235,345	18,386,833	19,218,310	34,561,633
Net change in unrealized appreciation (depreciation)	11,591,465	31,672,538	(21,722,069)	21,362,331
Net increase in net assets resulting from operations	36,163,992	61,829,921	3,171,933	61,550,573
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,297,456)(b)	(11,787,836)	(5,411,418)(b)	(5,618,246)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(39,423,743)	38,661,295	(71,030,987)	130,692,124
Capital contribution from affiliate	—	—	104,238	—
NET ASSETS
Total increase (decrease) in net assets	(5,557,207)	88,703,380	(73,166,234)	186,624,451
Beginning of period	420,396,799	331,693,419	402,117,648	215,493,197
End of period	$414,839,592	$420,396,799	$328,951,414	$402,117,648

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$36.40	$31.74	$30.98	$37.33	$28.36	$29.86
Net investment income(a)	0.24	1.05	0.75	1.18	0.83	0.35
Net realized and unrealized gain (loss)(b)	3.49	4.61	6.16	(6.17)	9.00	(0.64)
Net increase (decrease) from investment operations	3.73	5.66	6.91	(4.99)	9.83	(0.29)
Distributions(c)
From net investment income	(0.24)(d)	(1.00)	(0.71)	(1.36)	(0.86)	(0.38)
From net realized gain	—	—	(5.44)	(0.00)(e)	—	(0.83)
Return of capital	—	—	—	—	—	(0.00)(e)
Total distributions	(0.24)	(1.00)	(6.15)	(1.36)	(0.86)	(1.21)
Net asset value, end of period	$39.89	$36.40	$31.74	$30.98	$37.33	$28.36
Total Return(f)
Based on net asset value	10.33%(g)	17.97%	24.30%	(13.50)%	35.04%	(1.21)%
Ratios to Average Net Assets(h)
Total expenses	0.62%(i)	0.62%	0.62%	0.62%	0.62%	0.62%
Total expenses after fees waived	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.29%(i)	3.06%	2.40%	3.32%	2.52%	1.18%
Supplemental Data
Net assets, end of period (000)	$414,840	$420,397	$331,693	$353,138	$744,670	$569,970
Portfolio turnover rate(j)	2%	11%	14%	6%	14%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
12

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$41.89	$33.94	$38.73	$38.66	$31.50	$29.13
Net investment income(a)	0.67	0.75	0.25	1.02	0.51	0.72
Net realized and unrealized gain (loss)(b)	(0.01)	8.01	7.27	(0.09)	7.06	2.35
Net increase from investment operations	0.66	8.76	7.52	0.93	7.57	3.07
Distributions(c)
From net investment income	(0.65)(d)	(0.81)	(0.27)	(0.86)	(0.41)	(0.70)
From net realized gain	—	—	(12.04)	(0.00)(e)	—	—
Total distributions	(0.65)	(0.81)	(12.31)	(0.86)	(0.41)	(0.70)
Net asset value, end of period	$41.90	$41.89	$33.94	$38.73	$38.66	$31.50
Total Return(f)
Based on net asset value	1.57%(g)(h)	26.11%	27.07%	2.43%	24.08%	10.52%
Ratios to Average Net Assets(i)
Total expenses	0.53%(j)	0.53%	0.53%	0.53%	0.53%	0.53%
Total expenses after fees waived	0.00%(j)	0.00%(k)	0.00%(k)	0.01%	0.00%(k)	0.00%(k)
Net investment income	3.21%(j)	1.91%	0.74%	2.62%	1.38%	2.31%
Supplemental Data
Net assets, end of period (000)	$328,951	$402,118	$215,493	$464,751	$535,398	$247,256
Portfolio turnover rate(l)	7%	20%	29%	6%	7%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Includes capital contributions from affiliate, which impacted the Fund’s total return. Excluding the capital contributions from affiliate, the Fund’s total return is 1.54%.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Rounds to less than 0.01%.
(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Japan	Diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Currency Hedged MSCI Eurozone
TD Prime Services LLC	$32,680,882	$(32,680,882)	$—	$—
Currency Hedged MSCI Japan
Barclays Bank PLC	$4,792,900	$(4,792,900)	$—	$—
BofA Securities, Inc.	29,024,433	(29,024,433)	—	—
Morgan Stanley & Co. LLC	2,163,652	(2,163,652)	—	—
	$35,980,985	$(35,980,985)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Currency Hedged MSCI Eurozone	0.62%
Currency Hedged MSCI Japan	0.53
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.
For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2025 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Currency Hedged MSCI Eurozone	$1,068,920
Currency Hedged MSCI Japan	937,731
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and  the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Currency Hedged MSCI Eurozone	$22,353
Currency Hedged MSCI Japan	66,305
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: During the six months ended February 28, 2025, iShares Currency Hedged MSCI Japan ETF received a reimbursement of $104,238 from an affiliate, which is included in capital contributions by affiliate in the Statements of Changes in Net Assets, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Currency Hedged MSCI Eurozone	$30,040,655	$6,788,347
Currency Hedged MSCI Japan	44,198,391	24,808,733
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Eurozone	$48,576,420	$87,711,341
Currency Hedged MSCI Japan	33,920,613	106,647,097
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Currency Hedged MSCI Eurozone	$(42,796,197)
Currency Hedged MSCI Japan	(33,087,065)
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Eurozone	$420,941,471	$29,153,554	$(2,560,747)	$26,592,807
Currency Hedged MSCI Japan	367,023,594	947,264	(10,340,466)	(9,393,202)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Eurozone
Shares sold	1,250,000	$48,667,997	5,150,000	$175,902,351
Shares redeemed	(2,400,000)	(88,091,740)	(4,050,000)	(137,241,056)
	(1,150,000)	$(39,423,743)	1,100,000	$38,661,295
Currency Hedged MSCI Japan
Shares sold	800,000	$34,130,971	10,950,000	$419,917,708
Shares redeemed	(2,550,000)	(105,161,958)	(7,700,000)	(289,225,584)
	(1,750,000)	$(71,030,987)	3,250,000	$130,692,124
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
20

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Glossary of Terms Used in this Report
22

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Emerging Markets Quality Factor ETF | EQLT | Cboe BZX Exchange
• iShares MSCI Emerging Markets Value Factor ETF | EVLU | Cboe BZX Exchange
• iShares MSCI Global Quality Factor ETF | AQLT | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 4.8%
Ambev SA	7,050	$14,632
B3 SA - Brasil Bolsa Balcao	19,652	34,713
BB Seguridade Participacoes SA	2,492	16,016
Centrais Eletricas Brasileiras SA	1,584	10,283
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	640	10,325
Engie Brasil Energia SA	923	5,827
Equatorial Energia SA	1,568	8,006
Equatorial Energia SA, NVS(a)	5	25
Localiza Rent a Car SA	2,844	13,574
Natura & Co. Holding SA	768	1,687
NU Holdings Ltd./Cayman Islands, Class A(a)	7,584	81,528
PRIO SA(a)	2,736	17,738
Raia Drogasil SA	1,408	4,156
Telefonica Brasil SA	548	4,499
Ultrapar Participacoes SA	1,444	4,079
Vale SA	9,515	89,128
Vibra Energia SA	1,360	3,931
WEG SA	5,864	48,225
		368,372
Chile — 0.4%
Empresas Copec SA	932	6,584
Enel Americas SA	69,356	6,297
Enel Chile SA	115,728	7,649
Falabella SA	1,864	7,301
		27,831
China — 27.6%
AAC Technologies Holdings Inc.	1,500	8,703
Alibaba Group Holding Ltd.	27,200	449,744
Anhui Conch Cement Co. Ltd., Class A	800	2,555
Anhui Conch Cement Co. Ltd., Class H	3,500	9,566
ANTA Sports Products Ltd.	3,400	38,155
Autohome Inc., ADR	272	7,817
China Hongqiao Group Ltd.	7,500	12,059
China Life Insurance Co. Ltd., Class H	8,000	15,419
China Merchants Bank Co. Ltd., Class A	1,400	8,092
China Merchants Bank Co. Ltd., Class H	6,000	35,222
China Merchants Port Holdings Co. Ltd.	4,000	6,550
China Overseas Land & Investment Ltd.	4,000	7,417
China Pacific Insurance Group Co. Ltd., Class A	2,000	8,498
China Pacific Insurance Group Co. Ltd., Class H	6,400	18,987
China Resources Beer Holdings Co. Ltd.	1,500	4,814
China Resources Gas Group Ltd.	3,500	11,786
China Resources Land Ltd.	3,000	10,046
China Resources Mixc Lifestyle Services Ltd.(b)	1,600	6,649
China Shenhua Energy Co. Ltd., Class H	8,000	30,522
China Yangtze Power Co. Ltd., Class A	3,200	12,014
Chow Tai Fook Jewellery Group Ltd.	4,400	4,251
Contemporary Amperex Technology Co. Ltd., Class A	400	14,568
CSPC Pharmaceutical Group Ltd.	28,000	16,984
East Money Information Co. Ltd., Class A	2,400	7,676
ENN Energy Holdings Ltd.	3,600	23,982
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,200	6,795
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,000	13,604
Guangdong Investment Ltd.	6,000	4,557
Haier Smart Home Co. Ltd., Class A	2,800	8,969
Haitian International Holdings Ltd.	3,000	8,015
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,000	9,275
Industrial & Commercial Bank of China Ltd., Class H	104,000	73,650
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	400	1,555
Security	Shares	Value
China (continued)
Jiangsu Expressway Co. Ltd., Class H	8,000	$9,113
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	800	5,050
Kunlun Energy Co. Ltd.	8,000	7,992
Kweichow Moutai Co. Ltd., Class A	300	61,966
Lenovo Group Ltd.	16,000	23,987
Li Ning Co. Ltd.	2,000	4,404
Longfor Group Holdings Ltd.(b)	3,000	4,130
Luxshare Precision Industry Co. Ltd., Class A	2,000	11,932
Luzhou Laojiao Co. Ltd., Class A	400	6,962
NetEase Inc.	5,400	107,511
New China Life Insurance Co. Ltd., Class H	4,400	14,889
Nongfu Spring Co. Ltd., Class H(b)	6,400	28,550
PDD Holdings Inc., ADR(a)	1,831	208,166
People's Insurance Co. Group of China Ltd. (The), Class H	19,000	9,377
PICC Property & Casualty Co. Ltd., Class H	24,000	39,324
Pop Mart International Group Ltd.(b)	1,200	16,131
Postal Savings Bank of China Co. Ltd., Class H(b)	20,000	12,704
Qifu Technology Inc.	464	18,597
SF Holding Co. Ltd., Class A	800	4,589
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	400	11,215
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	400	13,929
Shenzhou International Group Holdings Ltd.	800	5,859
Smoore International Holdings Ltd.(b)	4,000	5,969
Tencent Holdings Ltd.	6,900	424,671
TravelSky Technology Ltd., Class H	3,000	4,170
Vipshop Holdings Ltd., ADR	880	13,834
Wanhua Chemical Group Co. Ltd., Class A	700	6,615
Want Want China Holdings Ltd.	16,000	9,657
Wuliangye Yibin Co. Ltd., Class A	500	9,050
WuXi AppTec Co. Ltd., Class H(b)	800	6,125
Xinyi Solar Holdings Ltd.	8,000	3,398
Yadea Group Holdings Ltd.(b)	4,000	6,566
Yankuang Energy Group Co. Ltd., Class H	6,000	6,255
Yum China Holdings Inc.	532	26,286
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	5,617
Zhejiang Expressway Co. Ltd., Class H	6,000	4,461
Zhongsheng Group Holdings Ltd.	2,000	3,264
Zhuzhou CRRC Times Electric Co. Ltd., Class H	800	3,361
Zijin Mining Group Co. Ltd., Class H	14,000	26,448
ZTO Express Cayman Inc.	1,050	20,370
		2,110,990
Greece — 0.8%
Hellenic Telecommunications Organization SA	572	8,925
Jumbo SA	498	13,771
Metlen Energy & Metals SA	275	10,145
National Bank of Greece SA	1,783	16,555
OPAP SA	792	14,078
		63,474
India — 18.6%
ABB India Ltd.	90	5,101
Adani Power Ltd.(a)	2,488	13,698
Ambuja Cements Ltd.	2,008	10,729
APL Apollo Tubes Ltd.	472	7,789
Asian Paints Ltd.	1,265	31,588
Astral Ltd.	400	6,125
AU Small Finance Bank Ltd.(b)	1,120	7,280
Bajaj Auto Ltd.	140	12,692
Bajaj Holdings & Investment Ltd.	88	11,677
Balkrishna Industries Ltd.	72	2,158
Bharat Electronics Ltd.	10,908	30,962
Bharat Petroleum Corp. Ltd.	3,088	8,431
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Britannia Industries Ltd.	244	$12,843
CG Power & Industrial Solutions Ltd.	2,162	14,234
Cipla Ltd.	986	15,919
Coal India Ltd.	4,588	19,475
Colgate-Palmolive India Ltd.	223	6,289
Cummins India Ltd.	425	13,266
Dabur India Ltd.	1,232	6,962
Divi's Laboratories Ltd.	156	9,784
Dixon Technologies India Ltd.	86	13,787
DLF Ltd.	1,320	9,654
Dr Reddy's Laboratories Ltd.	1,594	20,383
Eicher Motors Ltd.	400	21,876
GAIL India Ltd.	7,512	13,509
Havells India Ltd.	536	8,738
HCL Technologies Ltd.	2,128	38,515
HDFC Asset Management Co. Ltd.(b)	228	9,495
HDFC Life Insurance Co. Ltd.(b)	3,452	24,114
Hero MotoCorp Ltd.	308	13,008
Hindustan Aeronautics Ltd., NVS	556	19,743
Hindustan Unilever Ltd.	1,064	26,672
ICICI Bank Ltd.	11,318	157,006
ICICI Lombard General Insurance Co. Ltd.(b)	680	13,171
ICICI Prudential Life Insurance Co. Ltd.(b)	1,552	9,812
Indian Railway Catering & Tourism Corp. Ltd.	940	7,246
IndusInd Bank Ltd.	608	6,910
Infosys Ltd.	7,230	141,371
ITC Ltd.	8,439	38,240
Kotak Mahindra Bank Ltd.	2,373	51,845
LTIMindtree Ltd.(b)	248	13,304
Mankind Pharma Ltd.(a)	241	6,335
Marico Ltd.	2,072	14,253
Nestle India Ltd., NVS	1,117	28,012
NMDC Ltd.	9,108	6,548
Oracle Financial Services Software Ltd.	46	4,111
Page Industries Ltd.	25	11,600
Persistent Systems Ltd., NVS	284	17,324
Petronet LNG Ltd.	2,316	7,536
PI Industries Ltd.	232	8,015
Pidilite Industries Ltd.	500	15,206
Polycab India Ltd.	128	6,929
Power Grid Corp. of India Ltd.	9,124	26,269
Reliance Industries Ltd.	7,603	104,754
SBI Life Insurance Co. Ltd.(b)	1,588	26,053
Siemens Ltd.	194	10,308
Solar Industries India Ltd.	80	8,016
SRF Ltd.	424	13,581
Sun Pharmaceutical Industries Ltd.	1,804	32,901
Supreme Industries Ltd.	176	6,729
Tata Consultancy Services Ltd.	1,963	78,482
Tata Elxsi Ltd.	112	6,950
Tech Mahindra Ltd.	548	9,380
Titan Co. Ltd.	740	26,158
UltraTech Cement Ltd.	200	23,240
Wipro Ltd.	2,760	8,814
Zydus Lifesciences Ltd.	573	5,760
		1,418,665
Indonesia — 1.9%
Bank Central Asia Tbk PT	142,800	72,770
Bank Mandiri Persero Tbk PT	123,500	34,577
Bank Rakyat Indonesia Persero Tbk PT	175,600	35,997
		143,344
Security	Shares	Value
Kuwait — 0.5%
Kuwait Finance House KSCP	15,818	$40,978
Malaysia — 1.6%
AMMB Holdings Bhd	6,400	8,269
CELCOMDIGI Bhd	2,800	2,318
Hong Leong Bank Bhd	2,500	12,018
Malayan Banking Bhd	6,800	16,348
Maxis Bhd	7,200	5,592
MISC Bhd	2,000	3,274
Nestle Malaysia Bhd	300	5,687
Petronas Chemicals Group Bhd	3,600	3,010
Petronas Dagangan Bhd	1,600	6,888
Petronas Gas Bhd	3,200	12,549
Press Metal Aluminium Holdings Bhd	8,800	9,996
Public Bank Bhd	34,800	35,403
Sime Darby Bhd	4,000	1,967
		123,319
Mexico — 2.7%
America Movil SAB de CV, Series B, Class B	22,000	15,638
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	998	9,594
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,060	19,981
Grupo Aeroportuario del Sureste SAB de CV, Class B	500	13,515
Grupo Carso SAB de CV, Series A1, Class A1	800	4,634
Grupo Financiero Banorte SAB de CV, Class O	4,000	28,187
Grupo Financiero Inbursa SAB de CV, Class O(a)	8,000	18,519
Grupo Mexico SAB de CV, Series B, Class B	10,444	49,100
Industrias Penoles SAB de CV(a)	280	4,284
Kimberly-Clark de Mexico SAB de CV, Class A	2,800	4,188
Promotora y Operadora de Infraestructura SAB de CV	740	7,370
Wal-Mart de Mexico SAB de CV	13,134	34,749
		209,759
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	380	4,845
Southern Copper Corp.	283	25,167
		30,012
Philippines — 0.8%
Bank of the Philippine Islands	4,800	10,288
BDO Unibank Inc.	8,920	23,072
Jollibee Foods Corp.	1,360	6,032
Manila Electric Co.	1,300	10,984
PLDT Inc.	100	2,295
SM Prime Holdings Inc.	15,600	6,015
		58,686
Poland — 1.2%
Bank Polska Kasa Opieki SA	638	26,983
Dino Polska SA(a)(b)	112	13,760
mBank SA(a)	52	9,610
Powszechny Zaklad Ubezpieczen SA	2,096	28,026
Santander Bank Polska SA	88	11,415
		89,794
Qatar — 0.6%
Barwa Real Estate Co.	5,080	3,974
Industries Qatar QSC	1,739	6,313
Qatar Electricity & Water Co. QSC	1,546	6,291
Qatar Fuel QSC	1,920	7,570
Qatar Islamic Bank QPSC	3,429	19,598
		43,746
Saudi Arabia — 5.7%
Al Rajhi Bank	4,534	120,672
Arab National Bank	2,152	12,410
Arabian Internet & Communications Services Co.	88	7,494
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Bank AlBilad	1,604	$16,261
Bupa Arabia for Cooperative Insurance Co.	332	15,085
Co. for Cooperative Insurance (The)	248	9,593
Dr Sulaiman Al Habib Medical Services Group Co.	308	23,045
Elm Co.	84	23,828
Jarir Marketing Co.	2,392	8,067
Mouwasat Medical Services Co.	312	7,044
SABIC Agri-Nutrients Co.	920	26,548
Saudi Arabian Oil Co.(b)	14,334	103,606
Saudi Tadawul Group Holding Co.	136	7,661
Saudi Telecom Co.	4,394	53,017
		434,331
South Africa — 3.9%
Anglo American Platinum Ltd.	212	6,361
Capitec Bank Holdings Ltd.	321	52,751
Clicks Group Ltd.	724	13,333
Discovery Ltd.	488	5,398
FirstRand Ltd.	12,884	48,371
Gold Fields Ltd.	1,048	18,505
Harmony Gold Mining Co. Ltd.	861	8,469
Impala Platinum Holdings Ltd.(a)	1,060	5,012
Kumba Iron Ore Ltd.	324	6,462
Nedbank Group Ltd.	574	8,584
NEPI Rockcastle NV	680	4,888
Old Mutual Ltd.	16,788	11,360
OUTsurance Group Ltd., NVS	272	1,038
Remgro Ltd.	1,540	12,151
Sanlam Ltd.	6,534	30,138
Standard Bank Group Ltd.	4,481	51,987
Vodacom Group Ltd.	1,760	11,121
		295,929
South Korea — 7.3%
Coway Co. Ltd.	321	17,774
DB Insurance Co. Ltd.	144	9,022
Hanmi Semiconductor Co. Ltd.	164	10,723
HD Hyundai Electric Co. Ltd.	32	7,239
Hyundai Glovis Co. Ltd.	132	11,777
Hyundai Mobis Co. Ltd.	112	18,847
Kia Corp.	266	17,011
Korea Investment Holdings Co. Ltd.	133	7,271
Korea Zinc Co. Ltd.	12	6,083
Krafton Inc.(a)	97	22,822
KT&G Corp.	107	7,187
LG Corp.(a)	140	6,384
LG Energy Solution Ltd.(a)	57	13,804
LG H&H Co. Ltd.(a)	12	2,621
LG Innotek Co. Ltd.(a)	4	447
NAVER Corp.	234	33,246
NCSoft Corp.(a)	44	5,123
Samsung Biologics Co. Ltd.(a)(b)	28	21,437
Samsung C&T Corp.	110	9,165
Samsung Electronics Co. Ltd.	7,386	276,387
Samsung Fire & Marine Insurance Co. Ltd.	101	26,445
Samsung Life Insurance Co. Ltd.	217	12,876
Samsung SDI Co. Ltd.	39	6,020
Samsung SDS Co. Ltd.	54	4,559
		554,270
Taiwan — 15.0%
Accton Technology Corp.	6,000	120,098
Acer Inc.	5,000	5,899
Asia Vital Components Co. Ltd.	3,000	47,260
Security	Shares	Value
Taiwan (continued)
Compal Electronics Inc.	6,000	$7,014
Eclat Textile Co. Ltd.	2,000	32,739
eMemory Technology Inc.	1,000	87,482
Feng TAY Enterprise Co. Ltd.	5,000	20,760
Fortune Electric Co. Ltd.	1,000	18,916
Global Unichip Corp.	1,000	39,627
International Games System Co. Ltd.	2,000	58,972
Jentech Precision Industrial Co. Ltd.	1,000	40,122
MediaTek Inc.	9,000	402,563
Nien Made Enterprise Co. Ltd.	2,000	26,737
Novatek Microelectronics Corp.	6,000	98,220
Realtek Semiconductor Corp.	5,000	82,496
Shin Kong Financial Holding Co. Ltd.(a)	16,000	6,007
Voltronic Power Technology Corp.	1,000	49,431
		1,144,343
Thailand — 1.3%
Advanced Info Service PCL, NVDR	3,200	25,874
Bangkok Dusit Medical Services PCL, NVDR	16,000	11,331
Bumrungrad Hospital PCL, NVDR	2,000	11,448
Delta Electronics Thailand PCL, NVDR	8,000	18,264
Home Product Center PCL, NVDR	14,800	3,669
Intouch Holdings PCL, NVDR	4,400	10,207
PTT Exploration & Production PCL, NVDR	3,200	10,227
SCB X PCL, NVDR	2,800	10,011
Siam Cement PCL (The), NVDR	300	1,120
		102,151
Turkey — 0.7%
Akbank TAS	12,090	22,388
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,678	4,298
BIM Birlesik Magazalar A/S	283	3,925
Ford Otomotiv Sanayi AS	256	6,192
Turkcell Iletisim Hizmetleri AS	2,215	6,144
Turkiye Is Bankasi AS, Class C	14,616	6,096
Yapi ve Kredi Bankasi A/S	9,469	7,667
		56,710
United Arab Emirates — 2.5%
Abu Dhabi Islamic Bank PJSC	6,158	28,503
ADNOC Drilling Co. PJSC	9,477	14,166
Aldar Properties PJSC	10,292	25,038
Americana Restaurants International PLC - Foreign Co.	9,564	6,250
Dubai Islamic Bank PJSC	796	1,678
Emaar Properties PJSC	21,028	77,675
Emirates NBD Bank PJSC	5,836	35,117
		188,427
Total Common Stocks — 98.3% (Cost: $7,618,248)		7,505,131
Preferred Stocks
Brazil — 0.7%
Cia Energetica de Minas Gerais, Preference Shares, NVS	6,584	12,446
Gerdau SA, Preference Shares, NVS	2,248	6,361
Itausa SA, Preference Shares, NVS	21,291	31,787
		50,594
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	147	5,638
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,270	$39,025
Total Preferred Stocks — 1.3% (Cost: $111,607)		95,257
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	293	104
Total Rights — 0.0% (Cost: $—)		104
Total Investments — 99.6% (Cost: $7,729,855)		7,600,492
Other Assets Less Liabilities — 0.4%		32,618
Net Assets — 100.0%		$7,633,110

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$29	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,286,270	$6,218,861	$—	$7,505,131
Preferred Stocks	50,594	44,663	—	95,257
Rights	—	104	—	104
	$1,336,864	$6,263,628	$—	$7,600,492
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.0%
Banco do Brasil SA	5,819	$26,991
JBS SA	4,430	23,318
Natura & Co. Holding SA	7,137	15,674
Petroleo Brasileiro SA	5,890	39,066
Vale SA	13,244	124,057
		229,106
Chile — 0.6%
Cencosud SA	5,308	13,990
Empresas CMPC SA	3,725	6,306
Empresas Copec SA	1,384	9,777
Enel Americas SA	58,875	5,345
Enel Chile SA	119,670	7,910
		43,328
China — 34.3%
AAC Technologies Holdings Inc.	1,500	8,703
Agricultural Bank of China Ltd., Class A	8,000	5,633
Agricultural Bank of China Ltd., Class H	90,000	53,652
Alibaba Group Holding Ltd.	34,000	562,180
Anhui Conch Cement Co. Ltd., Class H	5,000	13,665
Autohome Inc., ADR	550	15,807
Baidu Inc., Class A(a)	16,400	178,659
Bank of China Ltd., Class H	260,000	147,726
Bank of Communications Co. Ltd., Class A	11,000	10,886
Bank of Communications Co. Ltd., Class H	35,000	29,694
Beijing Enterprises Holdings Ltd.	3,000	10,342
Beijing Enterprises Water Group Ltd.	20,000	5,852
BYD Electronic International Co. Ltd.	1,500	9,714
China CITIC Bank Corp. Ltd., Class H	35,000	25,785
China Coal Energy Co. Ltd., Class H	10,000	10,345
China Communications Services Corp. Ltd., Class H	10,000	6,136
China Construction Bank Corp., Class H	346,000	293,536
China Everbright Bank Co. Ltd., Class H	25,000	10,106
China Feihe Ltd.(b)	27,000	19,498
China Galaxy Securities Co. Ltd., Class H	7,000	7,089
China Gas Holdings Ltd.	17,000	14,781
China Hongqiao Group Ltd.	10,000	16,079
China Life Insurance Co. Ltd., Class H	29,000	55,894
China Longyuan Power Group Corp. Ltd., Class H	10,000	7,697
China Mengniu Dairy Co. Ltd.	17,000	38,856
China Merchants Port Holdings Co. Ltd.	8,000	13,099
China Minsheng Banking Corp. Ltd., Class A	11,500	6,510
China Minsheng Banking Corp. Ltd., Class H	22,500	10,719
China National Building Material Co. Ltd., Class H	10,000	5,000
China Pacific Insurance Group Co. Ltd., Class H	10,200	30,260
China Petroleum & Chemical Corp., Class H	68,000	36,234
China Railway Group Ltd., Class A	9,500	7,713
China Railway Group Ltd., Class H	25,000	12,333
China Resources Pharmaceutical Group Ltd.(b)	7,500	5,111
China Resources Power Holdings Co. Ltd.	6,000	13,876
China State Construction Engineering Corp. Ltd., Class A	14,000	10,543
China State Construction International Holdings Ltd.	12,000	18,328
China Tower Corp. Ltd., Class H(b)	44,400	63,029
China United Network Communications Ltd., Class A	13,500	11,598
China Vanke Co. Ltd., Class A(a)	1,500	1,598
CITIC Ltd.	30,000	34,382
Cosco Shipping Holdings Co. Ltd., Class A	4,000	7,498
Cosco Shipping Holdings Co. Ltd., Class H	12,500	18,391
CRRC Corp. Ltd., Class H	25,000	16,614
Fosun International Ltd.	10,000	5,664
GCL Technology Holdings Ltd.(a)	42,000	6,733
Security	Shares	Value
China (continued)
Hengan International Group Co. Ltd.	2,500	$7,020
Huaneng Power International Inc., Class H	12,000	6,712
Huayu Automotive Systems Co. Ltd., Class A	2,000	5,005
Industrial & Commercial Bank of China Ltd., Class A	18,700	17,628
Industrial & Commercial Bank of China Ltd., Class H	305,000	215,993
Industrial Bank Co. Ltd., Class A	3,000	8,561
Jiangsu Expressway Co. Ltd., Class H	4,000	4,556
Jiangxi Copper Co. Ltd., Class H	5,000	7,899
KE Holdings Inc., ADR	819	18,239
Lenovo Group Ltd.	40,000	59,967
New China Life Insurance Co. Ltd., Class H	3,500	11,844
Orient Overseas International Ltd.	500	6,693
People's Insurance Co. Group of China Ltd. (The), Class H	50,000	24,675
PetroChina Co. Ltd., Class H	58,000	43,389
Ping An Insurance Group Co. of China Ltd., Class H	16,000	94,836
Postal Savings Bank of China Co. Ltd., Class H(b)	45,000	28,585
SAIC Motor Corp. Ltd., Class A	2,500	5,657
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,000	6,519
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,500	8,331
Shanghai Pudong Development Bank Co. Ltd., Class A	5,500	7,689
Sinopharm Group Co. Ltd., Class H	5,600	14,111
Vipshop Holdings Ltd., ADR	1,895	29,789
Weichai Power Co. Ltd., Class H	10,000	19,694
Wens Foodstuff Group Co. Ltd., Class A	2,500	5,595
Xinyi Solar Holdings Ltd.	32,000	13,590
Zhejiang Expressway Co. Ltd., Class H	2,000	1,487
Zhongsheng Group Holdings Ltd.	5,000	8,159
ZTE Corp., Class H	3,200	12,124
		2,587,895
Egypt — 0.1%
Eastern Co. SAE	13,272	8,123
Greece — 0.5%
Alpha Services and Holdings SA	8,139	16,543
Jumbo SA	200	5,530
Piraeus Financial Holdings SA	3,103	14,652
		36,725
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	1,476	10,944
Richter Gedeon Nyrt	795	22,063
		33,007
India — 14.4%
Aurobindo Pharma Ltd.	660	8,012
Bajaj Auto Ltd.	140	12,692
Bank of Baroda	5,981	13,555
Bharat Petroleum Corp. Ltd.	3,087	8,429
Canara Bank	11,553	10,762
Cipla Ltd.	1,280	20,666
Coal India Ltd.	2,324	9,865
DLF Ltd.	990	7,240
Dr Reddy's Laboratories Ltd.	1,150	14,706
GAIL India Ltd.	4,245	7,634
HCL Technologies Ltd.	3,295	59,637
Hero MotoCorp Ltd.	240	10,136
Hindalco Industries Ltd.	2,050	14,970
Hindustan Petroleum Corp. Ltd.	2,758	9,307
Indian Oil Corp. Ltd.	6,390	8,343
Indus Towers Ltd.(a)	5,796	21,547
IndusInd Bank Ltd.	784	8,910
Infosys Ltd.	11,933	233,331
Jindal Steel & Power Ltd.	641	6,322
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
JSW Steel Ltd.	995	$10,876
Lupin Ltd.	625	13,647
Mahindra & Mahindra Ltd.	3,721	110,428
Maruti Suzuki India Ltd.	416	57,024
MRF Ltd.	5	6,036
NTPC Ltd.	15,805	56,573
Oil & Natural Gas Corp. Ltd.	12,210	31,661
Power Finance Corp. Ltd.	3,270	13,764
REC Ltd.	2,865	11,934
Samvardhana Motherson International Ltd.	8,638	11,798
Shriram Finance Ltd.	2,530	17,947
State Bank of India	5,814	46,012
Sun Pharmaceutical Industries Ltd.	3,640	66,385
Tata Motors Ltd.	8,065	57,570
Tata Steel Ltd.	14,335	22,643
Tech Mahindra Ltd.	1,285	21,995
Union Bank of India Ltd.	12,174	15,740
Vedanta Ltd.	2,035	9,256
Wipro Ltd.	6,060	19,353
		1,086,706
Indonesia — 1.6%
Adaro Energy Indonesia Tbk PT	47,000	5,889
Astra International Tbk PT	106,500	29,124
Bank Negara Indonesia Persero Tbk PT	36,500	8,912
Charoen Pokphand Indonesia Tbk PT	24,200	6,116
Indofood Sukses Makmur Tbk PT	17,000	7,305
Telkom Indonesia Persero Tbk PT	393,600	56,337
United Tractors Tbk PT	4,500	6,075
		119,758
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	10,940	17,383
Malaysia — 1.1%
AMMB Holdings Bhd	3,000	3,876
CIMB Group Holdings Bhd	11,500	20,198
Genting Bhd	10,500	7,759
IOI Corp. Bhd	5,000	4,361
Kuala Lumpur Kepong Bhd	1,000	4,623
MISC Bhd	8,000	13,098
PPB Group Bhd	5,100	12,279
RHB Bank Bhd	4,000	6,197
Sime Darby Bhd	20,100	9,884
		82,275
Mexico — 2.4%
Alfa SAB de CV, Class A	20,700	17,715
America Movil SAB de CV, Series B, Class B	79,700	56,652
Arca Continental SAB de CV	3,000	30,985
Cemex SAB de CV, NVS	44,700	27,467
Coca-Cola Femsa SAB de CV	2,800	24,931
Fibra Uno Administracion SA de CV	6,000	6,507
Gruma SAB de CV, Class B	514	8,875
Promotora y Operadora de Infraestructura SAB de CV	560	5,577
		178,709
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	195	2,486
Philippines — 0.3%
Ayala Corp.	650	6,205
Metropolitan Bank & Trust Co.	6,500	8,044
PLDT Inc.	275	6,311
Security	Shares	Value
Philippines (continued)
SM Prime Holdings Inc.	10,300	$3,972
		24,532
Poland — 1.1%
Bank Polska Kasa Opieki SA	725	30,662
KGHM Polska Miedz SA	328	10,507
ORLEN SA	1,768	27,599
PGE Polska Grupa Energetyczna SA(a)	6,247	11,074
		79,842
Qatar — 0.4%
Commercial Bank PSQC (The)	4,205	5,217
Industries Qatar QSC	2,930	10,636
Ooredoo QPSC	4,792	16,357
		32,210
Saudi Arabia — 4.8%
Almarai Co. JSC	1,417	21,435
Arab National Bank	2,129	12,277
Banque Saudi Fransi	2,156	9,822
Etihad Etisalat Co.	1,045	17,276
Jarir Marketing Co.	2,430	8,195
SABIC Agri-Nutrients Co.	309	8,916
Saudi Awwal Bank	2,396	22,717
Saudi Basic Industries Corp.	1,750	28,931
Saudi Electricity Co.	1,870	8,290
Saudi National Bank (The)	8,988	83,942
Saudi Telecom Co.	11,459	138,261
		360,062
South Africa — 2.3%
Absa Group Ltd.	1,605	16,039
Aspen Pharmacare Holdings Ltd.	1,875	16,365
Harmony Gold Mining Co. Ltd.	1,325	13,034
Impala Platinum Holdings Ltd.(a)	1,689	7,987
MTN Group Ltd.	7,321	45,762
NEPI Rockcastle NV	1,090	7,836
Old Mutual Ltd.	15,525	10,505
Pepkor Holdings Ltd.(b)	6,500	8,960
Remgro Ltd.	1,710	13,492
Sasol Ltd.	1,315	5,654
Vodacom Group Ltd.	3,820	24,137
		169,771
South Korea — 7.2%
CJ CheilJedang Corp.	35	5,683
Hankook Tire & Technology Co. Ltd.(a)	438	11,361
Hyundai Motor Co.	602	79,823
Industrial Bank of Korea	1,495	15,947
Kia Corp.	1,146	73,286
Korea Electric Power Corp.	885	12,918
LG H&H Co. Ltd.(a)	29	6,334
LG Innotek Co. Ltd.(a)	44	4,918
LG Uplus Corp.	1,555	11,256
Lotte Chemical Corp.	14	598
SK Hynix Inc.	2,095	278,029
SK Inc.	243	23,993
Woori Financial Group Inc.	1,910	21,666
		545,812
Taiwan — 17.5%
Acer Inc.	5,000	5,900
ASE Technology Holding Co. Ltd.	11,000	55,591
Asustek Computer Inc.	5,000	102,333
AUO Corp.	10,000	4,609
Catcher Technology Co. Ltd.	5,000	31,189
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Cathay Financial Holding Co. Ltd.	25,000	$51,556
Compal Electronics Inc.	20,000	23,379
Eva Airways Corp.	5,000	6,491
Evergreen Marine Corp. Taiwan Ltd.	5,000	32,464
Far Eastern New Century Corp.	5,000	4,855
Formosa Chemicals & Fibre Corp.	10,000	8,970
Formosa Plastics Corp.	5,000	5,868
Gigabyte Technology Co. Ltd.	2,000	15,422
Globalwafers Co. Ltd.	2,000	22,716
Hon Hai Precision Industry Co. Ltd.	35,000	181,213
Innolux Corp.	25,000	11,236
Inventec Corp.	5,000	6,917
KGI Financial Holding Co. Ltd.	25,000	13,765
Largan Precision Co. Ltd.	1,000	81,359
Lite-On Technology Corp.	10,000	32,033
MediaTek Inc.	5,000	223,646
Micro-Star International Co. Ltd.	5,000	27,800
Nan Ya Plastics Corp.	5,000	5,093
Novatek Microelectronics Corp.	2,000	32,740
Pegatron Corp.	10,000	28,558
Pou Chen Corp.	5,000	5,800
Quanta Computer Inc.	10,000	74,111
Realtek Semiconductor Corp.	1,000	16,499
Shin Kong Financial Holding Co. Ltd.(a)	55,000	20,648
Taishin Financial Holding Co. Ltd.	20,000	10,554
TCC Group Holdings Co. Ltd.	5,000	5,323
Unimicron Technology Corp.	3,000	10,570
United Microelectronics Corp.	55,000	72,274
Wan Hai Lines Ltd.	3,000	7,571
Wistron Corp.	5,000	16,725
WPG Holdings Ltd.	5,000	10,705
Yageo Corp.	1,000	16,943
Yang Ming Marine Transport Corp.	10,000	21,941
Zhen Ding Technology Holding Ltd.	5,000	17,576
		1,322,943
Thailand — 1.2%
Charoen Pokphand Foods PCL, NVDR	25,900	18,515
CP Axtra PCL	9,761	8,227
Kasikornbank PCL, NVDR	2,000	8,885
Krung Thai Bank PCL, NVDR	13,000	8,571
PTT Exploration & Production PCL, NVDR	4,000	12,783
PTT PCL, NVDR	15,500	14,299
SCB X PCL, NVDR	2,500	8,938
Siam Cement PCL (The), NVDR	1,500	5,602
		85,820
Security	Shares	Value
Turkey — 1.6%
Akbank TAS	18,493	$34,244
Coca-Cola Icecek A/S	8,844	12,908
Turk Hava Yollari AO(a)	4,051	34,345
Turkiye Is Bankasi AS, Class C	38,315	15,981
Turkiye Sise ve Cam Fabrikalari AS	6,785	6,613
Yapi ve Kredi Bankasi A/S	17,190	13,918
		118,009
United Arab Emirates — 1.5%
Aldar Properties PJSC	7,480	18,197
Emaar Properties PJSC	16,215	59,896
Emirates NBD Bank PJSC	6,165	37,097
		115,190
Total Common Stocks — 96.5% (Cost: $7,027,798)		7,279,692
Preferred Stocks
Brazil — 1.3%
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	1,042	7,428
Gerdau SA, Preference Shares, NVS	3,840	10,866
Petroleo Brasileiro SA, Preference Shares, NVS	13,532	82,580
		100,874
South Korea — 1.9%
Hyundai Motor Co.
Preference Shares, NVS	70	7,183
Series 2, Preference Shares, NVS	130	13,825
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,935	120,917
		141,925
Total Preferred Stocks — 3.2% (Cost: $297,213)		242,799
Total Investments — 99.7% (Cost: $7,325,011)		7,522,491
Other Assets Less Liabilities — 0.3%		20,982
Net Assets — 100.0%		$7,543,473

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$8	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$951,289	$6,328,403	$—	$7,279,692
Preferred Stocks	100,874	141,925	—	242,799
	$1,052,163	$6,470,328	$—	$7,522,491
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
February 28, 2025
iShares MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
Aristocrat Leisure Ltd.	4,256	$191,315
ASX Ltd.	1,216	50,881
BHP Group Ltd.	39,976	968,704
Brambles Ltd.	10,032	130,877
Cochlear Ltd.	648	104,625
Computershare Ltd.	3,895	99,914
Fortescue Ltd.	13,376	137,261
James Hardie Industries PLC(a)	3,116	98,801
Medibank Pvt Ltd.	1,292	3,504
Pro Medicus Ltd.	912	145,390
REA Group Ltd.	484	72,341
Rio Tinto Ltd.	3,141	221,374
Wesfarmers Ltd.	8,208	380,662
		2,605,649
Austria — 0.0%
Verbund AG	304	22,958
Brazil — 0.4%
Ambev SA	70,300	145,910
BB Seguridade Participacoes SA	15,048	96,714
Caixa Seguridade Participacoes S/A	17,619	45,486
Localiza Rent a Car SA	1,444	6,892
PRIO SA(a)	3,496	22,665
Vale SA	19,912	186,517
WEG SA	17,632	145,005
		649,189
Canada — 0.6%
Canadian National Railway Co.	3,876	392,972
CGI Inc.	1,976	204,832
Constellation Software Inc./Canada	152	523,946
Toromont Industries Ltd.	228	19,143
		1,140,893
China — 1.3%
Aier Eye Hospital Group Co. Ltd., Class A	7,600	14,544
ANTA Sports Products Ltd.	15,200	170,575
Bosideng International Holdings Ltd.	152,000	74,094
China Feihe Ltd.(b)	76,000	54,883
China Shenhua Energy Co. Ltd., Class H	38,000	144,980
Focus Media Information Technology Co. Ltd., Class A	38,000	33,150
Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,200	86,070
Fuyao Glass Industry Group Co. Ltd., Class A	7,600	58,659
Giant Biogene Holding Co. Ltd.(b)	15,200	122,704
Gree Electric Appliances Inc. of Zhuhai, Class A	7,600	42,666
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,600	28,035
Jinduicheng Molybdenum Co. Ltd., Class A	7,600	10,408
Kweichow Moutai Co. Ltd., Class A	500	103,276
NARI Technology Co. Ltd., Class A	7,600	24,487
NetEase Inc.	15,200	302,623
Nongfu Spring Co. Ltd., Class H(b)	30,400	135,614
PDD Holdings Inc., ADR(a)	6,308	717,156
Qifu Technology Inc.	532	21,322
Shaanxi Coal Industry Co. Ltd., Class A	7,600	19,780
Shanjin International Gold Co. Ltd., Class A	7,600	17,033
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,804
Tsingtao Brewery Co. Ltd., Class H	2,000	13,379
Vipshop Holdings Ltd., ADR	3,572	56,152
Want Want China Holdings Ltd.	76,000	45,871
Wuliangye Yibin Co. Ltd., Class A	7,600	137,564
Security	Shares	Value
China (continued)
WUS Printed Circuit Kunshan Co. Ltd., Class A	7,600	$37,124
Zhejiang Weiming Environment Protection Co. Ltd., Class A	7,600	20,057
		2,499,010
Denmark — 1.8%
Carlsberg A/S, Class B	762	95,441
Coloplast A/S, Class B	1,292	137,592
Novo Nordisk A/S, Class B	32,806	2,976,049
Pandora A/S	684	120,794
		3,329,876
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	19,806	29,601
Eastern Co. SAE	12,870	7,877
		37,478
Finland — 0.2%
Elisa OYJ	988	45,444
Kone OYJ, Class B	5,168	291,709
Neste OYJ	1,672	14,984
Orion OYJ, Class B	1,596	89,824
		441,961
France — 1.6%
Hermes International SCA	304	867,747
La Francaise des Jeux SAEM(b)	152	5,807
L'Oreal SA	1,824	670,621
LVMH Moet Hennessy Louis Vuitton SE	1,748	1,263,033
STMicroelectronics NV	4,940	123,774
		2,930,982
Germany — 0.4%
CTS Eventim AG & Co. KGaA	532	58,415
GEA Group AG	836	48,494
Knorr-Bremse AG	228	19,777
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	912	516,873
Nemetschek SE	684	80,201
Rational AG	83	74,899
		798,659
Greece — 0.0%
Hellenic Telecommunications Organization SA	1,262	19,691
Jumbo SA	861	23,808
OPAP SA	1,586	28,191
		71,690
Hong Kong — 0.2%
Hong Kong Exchanges & Clearing Ltd.	9,100	410,210
Hungary — 0.0%
Richter Gedeon Nyrt	988	27,419
Indonesia — 0.1%
Bank Central Asia Tbk PT	121,600	61,967
Kalbe Farma Tbk PT	570,000	37,129
Sumber Alfaria Trijaya Tbk PT	304,000	40,338
United Tractors Tbk PT	26,800	36,181
		175,615
Israel — 0.1%
Check Point Software Technologies Ltd.(a)	836	184,137
Italy — 0.4%
Ferrari NV	1,216	571,829
Moncler SpA	1,824	125,405
		697,234
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan — 2.0%
Advantest Corp.	7,600	$425,881
Capcom Co. Ltd.	7,600	188,587
Chugai Pharmaceutical Co. Ltd.	7,600	381,763
Japan Exchange Group Inc.	7,600	80,839
Nintendo Co. Ltd.	7,600	567,391
Obic Co. Ltd.	7,600	218,393
Otsuka Corp.	7,600	166,103
Tokio Marine Holdings Inc.	15,200	541,291
Tokyo Electron Ltd.	7,600	1,136,474
		3,706,722
Malaysia — 0.0%
MR DIY Group M Bhd(b)	45,600	14,136
Mexico — 0.1%
Gruma SAB de CV, Class B	1,140	19,685
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,660	50,141
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,900	51,358
Wal-Mart de Mexico SAB de CV	38,000	100,537
		221,721
Netherlands — 2.1%
Adyen NV(a)(b)	152	277,461
ASM International NV	305	165,999
ASML Holding NV	4,104	2,919,055
BE Semiconductor Industries NV	836	94,269
Universal Music Group NV	7,144	198,774
Wolters Kluwer NV	1,748	268,820
		3,924,378
Norway — 0.1%
Kongsberg Gruppen ASA	836	101,703
Peru — 0.1%
Southern Copper Corp.	1,021	90,797
Philippines — 0.0%
Manila Electric Co.	6,840	57,794
Poland — 0.0%
Dino Polska SA(a)(b)	380	46,687
Saudi Arabia — 0.4%
Arabian Internet & Communications Services Co.	237	20,183
Bupa Arabia for Cooperative Insurance Co.	253	11,495
Dr Sulaiman Al Habib Medical Services Group Co.	462	34,567
Elm Co.	322	91,339
Jarir Marketing Co.	15,686	52,901
SABIC Agri-Nutrients Co.	2,620	75,603
SAL Saudi Logistics Services	467	30,474
Saudi Arabian Oil Co.(b)	45,992	332,431
Saudi Telecom Co.	13,463	162,441
		811,434
Singapore — 0.1%
Singapore Exchange Ltd.	7,200	71,859
Yangzijiang Shipbuilding Holdings Ltd.	22,800	40,255
		112,114
South Africa — 0.1%
Capitec Bank Holdings Ltd.	76	12,489
Clicks Group Ltd.	5,016	92,376
Kumba Iron Ore Ltd.	608	12,127
OUTsurance Group Ltd., NVS	3,800	14,497
Sanlam Ltd.	9,500	43,819
		175,308
Security	Shares	Value
Spain — 0.3%
Industria de Diseno Textil SA	10,944	$588,099
Sweden — 0.7%
AddTech AB, Class B	1,368	41,229
Atlas Copco AB, Class A	17,328	295,873
Atlas Copco AB, Class B	24,168	361,014
Epiroc AB, Class A	1,596	31,148
Epiroc AB, Class B	5,928	101,489
Evolution AB(b)	1,672	127,814
Indutrade AB	912	26,002
Lifco AB, Class B	1,064	36,452
Volvo AB, Class B	8,740	271,292
		1,292,313
Switzerland — 4.3%
ABB Ltd., Registered	13,452	725,114
EMS-Chemie Holding AG, Registered	152	106,581
Geberit AG, Registered	304	178,762
Kuehne + Nagel International AG, Registered	380	87,666
Logitech International SA, Registered	1,444	143,087
Nestle SA, Registered	19,817	1,913,005
Novartis AG, Registered	16,019	1,743,184
Partners Group Holding AG	228	337,614
Roche Holding AG, Bearer	380	133,354
Roche Holding AG, NVS	6,688	2,227,305
Schindler Holding AG, Registered	608	179,219
Sonova Holding AG, Registered	456	146,760
Straumann Holding AG	912	124,189
VAT Group AG(b)	228	86,295
		8,132,135
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,322	3,668,731
Thailand — 0.0%
Bumrungrad Hospital PCL, NVDR	200	1,145
Delta Electronics Thailand PCL, NVDR	22,900	52,279
Intouch Holdings PCL, NVDR	7,700	17,862
		71,286
United Arab Emirates — 0.2%
Abu Dhabi National Oil Co. for Distribution PJSC	63,916	60,817
ADNOC Drilling Co. PJSC	56,468	84,408
Americana Restaurants International PLC - Foreign Co.	29,032	18,971
Emirates Telecommunications Group Co. PJSC	22,344	101,477
		265,673
United Kingdom — 3.6%
Admiral Group PLC	2,924	106,016
AstraZeneca PLC	12,160	1,839,789
Auto Trader Group PLC(b)	13,072	128,308
Diageo PLC	16,112	441,137
Experian PLC	6,384	304,116
GSK PLC	36,708	677,333
Halma PLC	2,584	91,614
Hargreaves Lansdown PLC	6,057	84,410
Hikma Pharmaceuticals PLC	76	2,072
Imperial Brands PLC	7,950	279,752
Intertek Group PLC	912	59,192
Next PLC	1,268	160,799
Reckitt Benckiser Group PLC	4,788	316,905
RELX PLC	16,568	800,704
Rio Tinto PLC	4,332	261,752
Sage Group PLC (The)	8,436	135,221
Unilever PLC	19,247	1,090,551
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Wise PLC, Class A(a)	3,268	$40,971
		6,820,642
United States — 71.3%
A O Smith Corp.	684	45,472
Accenture PLC, Class A	5,548	1,933,478
Adobe Inc.(a)	4,408	1,933,172
Aflac Inc.	3,040	332,789
Agilent Technologies Inc.	2,128	272,214
Allegion PLC	532	68,474
Alphabet Inc., Class A	28,044	4,775,332
Alphabet Inc., Class C, NVS	24,016	4,136,036
Ameriprise Financial Inc.	760	408,348
Amphenol Corp., Class A	8,816	587,146
Aon PLC, Class A	1,292	528,583
Apollo Global Management Inc.	2,660	397,058
Apple Inc.	41,615	10,064,172
Applied Materials Inc.	8,436	1,333,479
Arch Capital Group Ltd.	2,356	218,896
Arista Networks Inc.(a)	8,593	799,579
Autodesk Inc.(a)	1,596	437,639
Automatic Data Processing Inc.	4,256	1,341,406
Avery Dennison Corp.	152	28,571
Bentley Systems Inc., Class B	532	23,355
Best Buy Co. Inc.	1,672	150,330
Broadridge Financial Solutions Inc.	456	109,996
Brown-Forman Corp., Class B	456	15,098
Builders FirstSource Inc.(a)	760	105,632
Cadence Design Systems Inc.(a)	2,204	552,102
Carlisle Companies Inc.	304	103,591
Caterpillar Inc.	3,724	1,280,870
Cboe Global Markets Inc.	684	144,187
CDW Corp.	684	121,889
Chipotle Mexican Grill Inc., Class A(a)	11,552	623,461
Cintas Corp.	3,496	725,420
Cisco Systems Inc.	30,400	1,948,944
Coca-Cola Co. (The)	35,644	2,538,209
Cognizant Technology Solutions Corp., Class A	4,180	348,319
Copart Inc.(a)	7,296	399,821
Corpay Inc.(a)	304	111,583
Costco Wholesale Corp.	3,876	4,064,412
Cummins Inc.	836	307,798
Deckers Outdoor Corp.(a)	1,596	222,419
Dexcom Inc.(a)	2,660	235,064
Dick's Sporting Goods Inc.	380	85,538
DocuSign Inc., Class A(a)	2,052	170,665
Dover Corp.	532	105,746
DR Horton Inc.	1,976	250,577
Edwards Lifesciences Corp.(a)	4,484	321,144
Eli Lilly & Co.	6,232	5,737,366
EMCOR Group Inc.	380	155,386
EPAM Systems Inc.(a)	380	78,333
Erie Indemnity Co., Class A, NVS	228	97,600
Expand Energy Corp.	1,064	105,208
Expeditors International of Washington Inc.	988	115,952
F5 Inc.(a)	456	133,348
FactSet Research Systems Inc.	219	101,121
Fastenal Co.	5,776	437,416
Ferguson Enterprises Inc.	1,596	283,290
Garmin Ltd.	1,140	260,980
General Mills Inc.	3,116	188,892
Genuine Parts Co.	532	66,436
Graco Inc.	1,672	145,581
Security	Shares	Value
United States (continued)
Hershey Co. (The)	1,216	$210,015
Honeywell International Inc.	4,864	1,035,497
Hubbell Inc., Class B	304	112,963
IDEXX Laboratories Inc.(a)	836	365,424
Illinois Tool Works Inc.	2,204	581,812
Jabil Inc.	608	94,191
Jack Henry & Associates Inc.	684	118,736
Johnson & Johnson	19,684	3,248,254
Kenvue Inc.	12,920	304,912
Keysight Technologies Inc.(a)	1,064	169,740
KLA Corp.	1,140	808,078
Lam Research Corp.	13,452	1,032,306
Lockheed Martin Corp.	1,596	718,791
LPL Financial Holdings Inc.	456	169,513
Lululemon Athletica Inc.(a)	1,140	416,795
Manhattan Associates Inc.(a)	760	134,429
Marsh & McLennan Companies Inc.	3,268	777,261
Mastercard Inc., Class A	6,384	3,679,163
Merck & Co. Inc.	24,016	2,215,476
Meta Platforms Inc., Class A	16,264	10,867,605
Microsoft Corp.	21,914	8,699,639
Molina Healthcare Inc.(a)	380	114,426
Monolithic Power Systems Inc.	380	232,184
Monster Beverage Corp.(a)	6,764	369,653
Moody's Corp.	1,216	612,791
NetApp Inc.	1,368	136,540
Netflix Inc.(a)	3,496	3,428,038
Nike Inc., Class B	10,109	802,958
Nvidia Corp.	64,448	8,050,844
NVR Inc.(a)	27	195,631
Old Dominion Freight Line Inc.	1,748	308,522
Omnicom Group Inc.	456	37,739
Owens Corning	380	58,535
PACCAR Inc.	3,496	374,911
Palo Alto Networks Inc.(a)	5,624	1,070,978
Parker-Hannifin Corp.	836	558,874
Paychex Inc.	3,116	472,604
Paycom Software Inc.	456	100,078
PayPal Holdings Inc.(a)	6,156	437,384
Pentair PLC	836	78,751
PepsiCo Inc.	10,184	1,562,938
Pool Corp.	228	79,116
Procter & Gamble Co. (The)	19,380	3,369,019
Public Storage	912	276,901
PulteGroup Inc.	1,385	143,043
Qualcomm Inc.	9,804	1,540,895
ResMed Inc.	1,140	266,213
Rockwell Automation Inc.	760	218,234
Rollins Inc.	2,432	127,412
SEI Investments Co.	850	68,043
Snap-on Inc.	380	129,645
Solventum Corp.(a)	1,365	108,859
Super Micro Computer Inc.(a)	3,572	148,095
Synopsys Inc.(a)	1,140	521,299
T Rowe Price Group Inc.	1,062	112,275
Target Corp.	3,040	377,690
TE Connectivity PLC, NVS	2,280	351,188
Teradyne Inc.	1,292	141,939
Texas Instruments Inc.	7,980	1,564,000
Texas Pacific Land Corp.	228	325,573
TJX Companies Inc. (The)	8,360	1,042,994
Tractor Supply Co.	3,800	210,330
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Trane Technologies PLC	1,900	$672,030
Ulta Beauty Inc.(a)	380	139,217
Union Pacific Corp.	4,332	1,068,661
United Therapeutics Corp.(a)	380	121,619
UnitedHealth Group Inc.	7,600	3,609,696
Veeva Systems Inc., Class A(a)	988	221,450
Veralto Corp.	1,976	197,126
Vertex Pharmaceuticals Inc.(a)	1,976	948,065
Visa Inc., Class A	17,024	6,174,775
Waters Corp.(a)	542	204,518
Watsco Inc.	228	114,987
West Pharmaceutical Services Inc.	668	155,203
Williams-Sonoma Inc.	1,216	236,609
WW Grainger Inc.	456	465,672
Zoetis Inc.	4,180	699,063
		133,531,356
Total Common Stocks — 95.9% (Cost: $180,257,958)		179,655,989
Investment Companies
Exchange Traded Funds — 1.8%
iShares MSCI India ETF(c)	71,060	3,417,986
International Equity — 2.1%
iShares MSCI Taiwan ETF(c)	76,202	3,871,824
Total Investment Companies — 3.9% (Cost: $7,869,677)		7,289,810
Preferred Stocks
Brazil — 0.0%
Cia Energetica de Minas Gerais, Preference Shares, NVS	76	144
Security	Shares	Value
Germany — 0.0%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	76	$4,466
Total Preferred Stocks — 0.0% (Cost: $4,886)		4,610
Total Long-Term Investments — 99.8% (Cost: $188,132,521)		186,950,409
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	860,000	860,000
Total Short-Term Securities — 0.5% (Cost: $860,000)		860,000
Total Investments — 100.3% (Cost: $188,992,521)		187,810,409
Liabilities in Excess of Other Assets — (0.3)%		(498,652)
Net Assets — 100.0%		$187,311,757

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/11/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$860,000 (b)	$—	$—	$—	$860,000	860,000	$1,682	$—
iShares MSCI India ETF	—	3,868,880	—	—	(450,894)	3,417,986	71,060	1,494	—
iShares MSCI Saudi Arabia ETF(c)	—	668,355	(666,125)	(2,230)	—	—	—	5,315	—
iShares MSCI Taiwan ETF	—	4,537,803	(508,206)	(28,800)	(128,973)	3,871,824	76,202	7,806	1,429
				$(31,030)	$(579,867)	$8,149,810		$16,297	$1,429

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	As of period end, the entity is no longer held.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares MSCI Global Quality Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$141,114,065	$38,541,924	$—	$179,655,989
Investment Companies	7,289,810	—	—	7,289,810
Preferred Stocks	144	4,466	—	4,610
Short-Term Securities
Money Market Funds	860,000	—	—	860,000
	$149,264,019	$38,546,390	$—	$187,810,409
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Emerging Markets Quality Factor ETF	iShares MSCI Emerging Markets Value Factor ETF	iShares MSCI Global Quality Factor ETF
ASSETS
Investments, at value—unaffiliated(a)	$7,600,492	$7,522,491	$179,660,599
Investments, at value—affiliated(b)	—	—	8,149,810
Cash	5,903	2,306	15,541
Foreign currency, at value(c)	15,128	29,284	32,776
Receivables:
Investments sold	58,011	143,721	707,582
Capital shares sold	—	—	54,070
Dividends—unaffiliated	12,641	12,197	181,913
Dividends—affiliated	—	—	516
Tax reclaims	—	—	457
Foreign withholding tax claims	258	—	—
Total assets	7,692,433	7,709,999	188,803,264
LIABILITIES
Payables:
Investments purchased	57,226	164,475	1,466,847
Investment advisory fees	2,097	2,051	24,660
Total liabilities	59,323	166,526	1,491,507
Commitments and contingent liabilities
NET ASSETS	$7,633,110	$7,543,473	$187,311,757
NET ASSETS CONSIST OF
Paid-in capital	$7,732,391	$7,365,090	$188,364,673
Accumulated earnings (loss)	(99,281)	178,383	(1,052,916)
NET ASSETS	$7,633,110	$7,543,473	$187,311,757
NET ASSET VALUE
Shares outstanding	320,000	300,000	7,600,000
Net asset value	$23.85	$25.14	$24.65
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$7,729,855	$7,325,011	$180,262,844
(b) Investments, at cost—affiliated	$—	$—	$8,729,677
(c) Foreign currency, at cost	$15,211	$29,375	$32,831
See notes to financial statements.
Statements of Assets and Liabilities
16

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Emerging Markets Quality Factor ETF(a)	iShares MSCI Emerging Markets Value Factor ETF(a)	iShares MSCI Global Quality Factor ETF(b)
INVESTMENT INCOME
Dividends—unaffiliated	$75,879	$100,080	$321,112
Dividends—affiliated	29	8	16,297
Interest—unaffiliated	113	56	156
Foreign taxes withheld	(9,622)	(11,733)	(3,162)
Foreign withholding tax claims	258	—	—
Total investment income	66,657	88,411	334,403
EXPENSES
Investment advisory	12,983	12,518	72,383
Interest expense	178	127	—
Commitment costs	33	32	—
Total expenses	13,194	12,677	72,383
Less:
Investment advisory fees waived	—	—	(10,603)
Total expenses after fees waived	13,194	12,677	61,780
Net investment income	53,463	75,734	272,623
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(c)	19,618	(14,302)	(81,643)
Investments—affiliated	—	—	(31,030)
Capital gain distributions from underlying funds—affiliated	—	—	1,429
Foreign currency transactions	(4,728)	(4,973)	6,123
	14,890	(19,275)	(105,121)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(129,363)	197,480	(602,245)
Investments—affiliated	—	—	(579,867)
Foreign currency translations	(115)	44	(434)
	(129,478)	197,524	(1,182,546)
Net realized and unrealized gain (loss)	(114,588)	178,249	(1,287,667)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,125)	$253,983	$(1,015,044)
(a) For the period from September 04, 2024 (commencement of operations) to February 28, 2025.
(b) For the period from December 11, 2024 (commencement of operations) to February 28, 2025.
(c) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,011)	$—	$—
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Emerging Markets Quality Factor ETF	iShares MSCI Emerging Markets Value Factor ETF
	Period From 09/04/24(a) to 02/28/25 (unaudited)	Period From 09/04/24(a) to 02/28/25 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$53,463	$75,734
Net realized gain (loss)	14,890	(19,275)
Net change in unrealized appreciation (depreciation)	(129,478)	197,524
Net increase (decrease) in net assets resulting from operations	(61,125)	253,983
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(38,156)(c)	(75,600)(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,732,391	7,365,090
NET ASSETS
Total increase in net assets	7,633,110	7,543,473
Beginning of period	—	—
End of period	$7,633,110	$7,543,473

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
18

Statements of Changes in Net Assets(continued)

iShares MSCI Global Quality Factor ETF
Period From 12/11/24(a) to 02/28/25 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$272,623
Net realized loss	(105,121)
Net change in unrealized appreciation (depreciation)	(1,182,546)
Net decrease in net assets resulting from operations	(1,015,044)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(37,872)(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	188,364,673
NET ASSETS
Total increase in net assets	187,311,757
Beginning of period	—
End of period	$187,311,757

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Quality Factor ETF
Period From 09/04/24(a) to 02/28/25 (unaudited)
Net asset value, beginning of period	$24.12
Net investment income(b)	0.17
Net realized and unrealized loss(c)	(0.32)
Net decrease from investment operations	(0.15)
Distributions from net investment income(d)	(0.12)(e)
Net asset value, end of period	$23.85
Total Return(f)
Based on net asset value	(0.61)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)
Net investment income	1.44%(i)
Supplemental Data
Net assets, end of period (000)	$7,633
Portfolio turnover rate(j)	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Value Factor ETF
Period From 09/04/24(a) to 02/28/25 (unaudited)
Net asset value, beginning of period	$24.46
Net investment income(b)	0.26
Net realized and unrealized gain(c)	0.67
Net increase from investment operations	0.93
Distributions from net investment income(d)	(0.25)(e)
Net asset value, end of period	$25.14
Total Return(f)
Based on net asset value	3.83%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)
Net investment income	2.12%(i)
Supplemental Data
Net assets, end of period (000)	$7,543
Portfolio turnover rate(j)	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares MSCI Global Quality Factor ETF
Period From 12/11/24(a) to 02/28/25 (unaudited)
Net asset value, beginning of period	$25.12
Net investment income(b)	0.04
Net realized and unrealized loss(c)	(0.50)
Net decrease from investment operations	(0.46)
Distributions from net investment income(d)	(0.01)(e)
Net asset value, end of period	$24.65
Total Return(f)
Based on net asset value	(1.86)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)
Total expenses after fees waived	0.17%(i)
Net investment income	0.75%(i)
Supplemental Data
Net assets, end of period (000)	$187,312
Portfolio turnover rate(j)	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
22

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Emerging Markets Quality Factor(a)	Non-diversified
MSCI Emerging Markets Value Factor(a)	Non-diversified
MSCI Global Quality Factor(b)	Non-diversified

(a)	The Fund commenced operations on September 04, 2024.
(b)	The Fund commenced operations on December 11, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI Emerging Markets Quality Factor	0.35%
MSCI Emerging Markets Value Factor	0.35
MSCI Global Quality Factor	0.20
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares MSCI Global Quality Factor ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
The amount is included in investment advisory fees waived in the Statements of Operations. For the period ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI Global Quality Factor	$10,603
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
5. PURCHASES AND SALES
For the period ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Emerging Markets Quality Factor	$6,896,816	$1,644,849
MSCI Emerging Markets Value Factor	6,580,640	1,594,077
MSCI Global Quality Factor	5,227,994	2,044,855
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the period ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Emerging Markets Quality Factor	$2,457,263	$—
MSCI Emerging Markets Value Factor	2,362,668	—
MSCI Global Quality Factor	185,062,125	—
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Quality Factor	$7,729,855	$661,596	$(790,959)	$(129,363)
MSCI Emerging Markets Value Factor	7,325,011	735,867	(538,387)	197,480
MSCI Global Quality Factor	188,992,521	7,155,226	(8,337,338)	(1,182,112)
7. LINE OF CREDIT
The iShares MSCI Emerging Markets Quality Factor ETF and iShares MSCI Emerging Markets Value Factor ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the period ended February 28, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Emerging Markets Quality Factor	$160,000	$1,768	5.68%
MSCI Emerging Markets Value Factor	165,000	1,823	5.68
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 02/28/25
iShares ETF	Shares	Amount
MSCI Emerging Markets Quality Factor(a)
Shares sold	320,000	$7,732,391
MSCI Emerging Markets Value Factor(a)
Shares sold	300,000	$7,365,090
MSCI Global Quality Factor(b)
Shares sold	7,600,000	$188,364,673

(a)	The Fund commenced operations on September 04, 2024.
(b)	The Fund commenced operations on December 11, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. FOREIGN WITHHOLDING TAX CLAIMS
iShares MSCI Emerging Markets Quality Factor ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2025, is $258 or $0.00 per share.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
30

Board Review and Approval of Investment Advisory Contract
iShares MSCI Emerging Markets Quality Factor ETF, iShares MSCI Emerging Markets Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreements.  At a meeting held on September 27-28, 2023, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA.  The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.  The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.  In approving the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreements are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group.  The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreements.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreements.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders.  The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.  The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements.  In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund.  The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreements supported the Board’s approval of the Advisory Agreements.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreements or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced.  The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.   The Board noted that the Advisory Agreements for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreements.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.  The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates.  In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced.  However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreements.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreements does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreements.

iShares MSCI Global Quality Factor ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement.  At a meeting held on September 25-26, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA.  The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.  The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.  In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group.  The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the iShares Top 20 U.S. Stocks ETF was higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the iShares Nasdaq Top 30 Stocks ETF, iShares Nasdaq-100 ex Top 30 ETF and iShares MSCI Global Quality Factor ETF were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders.  The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.  The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements.  In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund.  The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced.  The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.   The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.  The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates.  In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced.  However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
34

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
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February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares ESG Advanced MSCI EAFE ETF | DMXF | NASDAQ
• iShares ESG Advanced MSCI EM ETF | EMXF | NASDAQ

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.2%
ASX Ltd.	20,282	$848,658
BlueScope Steel Ltd.	44,794	676,746
Brambles Ltd.	141,378	1,844,410
CAR Group Ltd.	38,424	893,746
Cochlear Ltd.	6,776	1,094,038
Computershare Ltd.	53,446	1,370,987
CSL Ltd.	49,581	8,081,330
Goodman Group	207,393	4,059,991
GPT Group (The)	197,144	566,747
James Hardie Industries PLC(a)	44,282	1,404,086
Northern Star Resources Ltd.	119,049	1,286,060
Pro Medicus Ltd.	5,902	940,892
QBE Insurance Group Ltd.	154,160	2,069,777
REA Group Ltd.	5,411	808,751
Reece Ltd.	22,881	247,267
Scentre Group	527,365	1,108,147
Sonic Healthcare Ltd.	47,708	817,228
Stockland	244,386	775,735
Suncorp Group Ltd.	110,759	1,391,609
Transurban Group	317,454	2,604,445
Vicinity Ltd.	404,694	550,306
Xero Ltd.(a)	14,772	1,584,442
		35,025,398
Austria — 0.3%
Erste Group Bank AG	31,552	2,119,353
Verbund AG	8,565	646,821
		2,766,174
Belgium — 0.9%
Ageas SA	16,261	890,299
Argenx SE(a)	6,190	3,868,652
D'ieteren Group	2,233	370,806
KBC Group NV	23,733	2,058,436
Lotus Bakeries NV	43	389,617
Sofina SA	1,595	393,567
		7,971,377
Denmark — 5.2%
AP Moller - Maersk A/S, Class A	305	529,418
AP Moller - Maersk A/S, Class B, NVS	462	812,805
Demant A/S(a)	9,394	338,166
DSV A/S	20,919	4,204,541
Genmab A/S(a)	6,509	1,466,931
Novo Nordisk A/S, Class B	329,664	29,905,998
Novonesis (Novozymes) B, Class B	36,080	2,183,962
Pandora A/S	8,270	1,460,476
Rockwool A/S, Class B	920	363,622
Tryg A/S	35,063	766,662
Vestas Wind Systems A/S(a)	103,817	1,462,128
Zealand Pharma A/S(a)	6,728	624,234
		44,118,943
Finland — 1.6%
Elisa OYJ	14,724	677,247
Kesko OYJ, Class B	27,943	529,702
Kone OYJ, Class B	35,211	1,987,490
Metso OYJ	62,668	695,354
Nokia OYJ	518,202	2,489,635
Nordea Bank Abp	323,867	4,262,887
Orion OYJ, Class B	10,951	616,331
Sampo OYJ, Class A	248,979	2,186,203
		13,444,849
Security	Shares	Value
France — 9.9%
Accor SA	19,928	$998,065
Aeroports de Paris SA	3,420	350,522
Air Liquide SA	59,373	10,894,976
Amundi SA(b)	6,265	450,099
AXA SA	181,238	7,086,108
BioMerieux	4,508	539,062
Bureau Veritas SA	32,753	984,995
Capgemini SE	15,714	2,440,158
Covivio SA/France	5,664	308,602
Dassault Systemes SE	67,838	2,690,086
Edenred SE	24,508	780,080
Eiffage SA	7,355	738,806
EssilorLuxottica SA	30,509	9,135,235
Eurazeo SE	4,216	333,934
Eurofins Scientific SE	13,928	699,746
Euronext NV(b)	8,069	1,019,400
Gecina SA	4,987	467,472
Getlink SE	30,946	513,266
Hermes International SCA	3,240	9,248,354
Ipsen SA	3,804	441,196
Kering SA	7,646	2,142,307
Klepierre SA	21,897	695,690
Legrand SA	27,027	2,979,758
Publicis Groupe SA	23,468	2,330,577
Rexel SA	21,913	595,456
Sartorius Stedim Biotech	2,865	596,379
Schneider Electric SE	55,962	13,748,993
Sodexo SA	9,250	710,546
STMicroelectronics NV	69,450	1,740,097
Teleperformance SE	5,414	521,275
Unibail-Rodamco-Westfield, New	12,475	1,056,836
Vinci SA	50,994	5,866,745
		83,104,821
Germany — 8.0%
Beiersdorf AG	10,067	1,381,631
Brenntag SE	12,591	832,578
Commerzbank AG	97,849	2,103,310
Covestro AG, NVS(a)	18,372	1,130,151
CTS Eventim AG & Co. KGaA	6,501	713,821
Deutsche Boerse AG	19,279	5,028,397
Deutsche Post AG, Registered	98,258	3,841,701
Evonik Industries AG	26,439	525,390
GEA Group AG	16,125	935,367
Hannover Rueck SE	6,125	1,628,751
Henkel AG & Co. KGaA	10,947	835,707
Infineon Technologies AG	134,000	4,970,472
Knorr-Bremse AG	7,629	661,748
LEG Immobilien SE	7,510	623,512
Merck KGaA	13,255	1,882,269
MTU Aero Engines AG	5,554	1,935,224
Nemetschek SE	5,985	701,760
Rational AG	511	461,122
SAP SE	106,886	29,660,987
Scout24 SE(b)	7,622	745,522
Siemens Healthineers AG(b)	28,613	1,599,329
Symrise AG, Class A	13,775	1,386,021
Talanx AG(a)	6,642	604,486
Vonovia SE	75,250	2,330,723
Zalando SE(a)(b)	23,404	842,982
		67,362,961
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 2.8%
AIA Group Ltd.	1,108,000	$8,507,649
BOC Hong Kong Holdings Ltd.	391,000	1,378,278
Futu Holdings Ltd., ADR	5,785	631,664
Hang Seng Bank Ltd.	78,100	1,096,873
HKT Trust & HKT Ltd., Class SS	388,000	497,617
Hong Kong Exchanges & Clearing Ltd.	119,100	5,368,787
Hongkong Land Holdings Ltd.	114,400	517,833
Link REIT	263,900	1,199,448
MTR Corp. Ltd.	161,500	528,943
Sino Land Co. Ltd.	452,000	452,642
Sun Hung Kai Properties Ltd.	148,500	1,397,609
Swire Pacific Ltd., Class A	41,500	344,453
WH Group Ltd.(b)	870,500	711,263
Wharf Holdings Ltd. (The)	97,000	225,505
Wharf Real Estate Investment Co. Ltd.	177,000	461,203
		23,319,767
Ireland — 0.5%
AIB Group PLC	206,330	1,449,385
Bank of Ireland Group PLC	101,715	1,201,557
Kerry Group PLC, Class A	15,245	1,603,030
		4,253,972
Israel — 1.6%
Azrieli Group Ltd.	4,471	341,311
Bank Hapoalim BM	126,093	1,720,686
Bank Leumi Le-Israel BM	153,907	2,040,874
Check Point Software Technologies Ltd.(a)	8,932	1,967,362
CyberArk Software Ltd.(a)	4,782	1,739,931
Global-e Online Ltd.(a)	9,892	421,597
Israel Discount Bank Ltd., Class A	123,732	956,209
Mizrahi Tefahot Bank Ltd.	16,263	762,917
Monday.com Ltd.(a)(c)	3,844	1,140,784
Nice Ltd.(a)	6,329	877,740
Wix.com Ltd.(a)	5,418	1,087,338
		13,056,749
Italy — 2.5%
Amplifon SpA	12,635	321,256
BPER Banca SpA	101,627	776,272
DiaSorin SpA	2,154	227,805
FinecoBank Banca Fineco SpA	63,256	1,184,355
Generali	97,559	3,220,641
Infrastrutture Wireless Italiane SpA(b)	33,396	334,464
Intesa Sanpaolo SpA	1,545,791	7,617,561
Mediobanca Banca di Credito Finanziario SpA	49,846	888,540
Moncler SpA	23,882	1,641,953
Nexi SpA(a)(b)	54,061	283,523
Poste Italiane SpA(b)	45,532	734,917
Prysmian SpA	28,607	1,701,893
Telecom Italia SpA/Milano(a)	1,037,411	292,180
Terna - Rete Elettrica Nazionale	159,522	1,333,487
Unipol Gruppo SpA	37,660	562,517
		21,121,364
Japan — 23.5%
Advantest Corp.	78,300	4,387,691
Aeon Co. Ltd.	66,400	1,629,086
Ajinomoto Co. Inc.	46,400	1,858,734
ANA Holdings Inc.	16,800	318,774
Asahi Kasei Corp.	124,900	849,011
Asics Corp.	67,100	1,502,557
Astellas Pharma Inc.	186,400	1,813,143
Bandai Namco Holdings Inc.	60,300	2,012,763
Canon Inc.	95,700	3,239,632
Security	Shares	Value
Japan (continued)
Capcom Co. Ltd.	35,800	$888,345
Central Japan Railway Co.	77,900	1,533,057
Chiba Bank Ltd. (The)	58,700	532,801
Chugai Pharmaceutical Co. Ltd.	68,600	3,445,912
Concordia Financial Group Ltd.	106,200	621,813
Dai Nippon Printing Co. Ltd.	40,000	582,179
Daifuku Co. Ltd.	32,100	841,021
Dai-ichi Life Holdings Inc.	92,400	2,739,795
Daiichi Sankyo Co. Ltd.	179,300	4,127,619
Daiwa House Industry Co. Ltd.	58,000	1,909,430
Daiwa Securities Group Inc.	137,700	970,581
Dentsu Group Inc.	19,700	408,948
Disco Corp.	9,400	2,385,773
East Japan Railway Co.	92,200	1,822,986
Eisai Co. Ltd.	27,100	779,352
FANUC Corp.	96,100	2,766,479
FUJIFILM Holdings Corp.	115,100	2,342,536
Hankyu Hanshin Holdings Inc.	23,700	619,285
Hoshizaki Corp.	10,500	423,895
Hoya Corp.	35,500	4,168,012
Hulic Co. Ltd.	49,900	465,865
Japan Airlines Co. Ltd.	15,700	269,075
Japan Exchange Group Inc.	102,600	1,091,328
Japan Post Bank Co. Ltd.	149,100	1,504,991
Japan Post Insurance Co. Ltd.	19,600	382,014
Kajima Corp.	39,400	820,489
Kao Corp.	47,200	2,030,801
KDDI Corp.	157,500	5,136,341
Keyence Corp.	19,900	7,937,656
Kikkoman Corp.	69,600	675,332
Kobe Bussan Co. Ltd.	16,300	360,252
Komatsu Ltd.	92,400	2,771,170
Konami Group Corp.	10,000	1,221,023
Kubota Corp.	102,600	1,268,568
Kyocera Corp.	131,500	1,463,009
Kyowa Kirin Co. Ltd.	24,200	342,761
LY Corp.	294,700	994,788
MatsukiyoCocokara & Co.	34,400	523,819
MEIJI Holdings Co. Ltd.	24,100	493,095
Minebea Mitsumi Inc.	36,400	562,382
Mitsubishi Chemical Group Corp.	140,200	711,841
Mitsubishi Estate Co. Ltd.	107,200	1,576,670
Mitsubishi HC Capital Inc.	93,300	630,744
Mitsui Fudosan Co. Ltd.	270,700	2,354,864
MonotaRO Co. Ltd.	25,700	431,736
MS&AD Insurance Group Holdings Inc.	132,200	2,780,262
Murata Manufacturing Co. Ltd.	170,900	2,923,551
NEC Corp.	25,000	2,440,286
Nidec Corp.	85,200	1,535,972
Nippon Building Fund Inc.	779	643,755
Nippon Paint Holdings Co. Ltd.	93,500	695,581
Nippon Sanso Holdings Corp.	17,800	544,167
Nissin Foods Holdings Co. Ltd.	20,300	410,428
Nitori Holdings Co. Ltd.	8,400	859,622
Nitto Denko Corp.	72,600	1,430,374
Nomura Research Institute Ltd.	38,800	1,274,835
NTT Data Group Corp.	64,400	1,200,593
Obayashi Corp.	66,900	906,355
Omron Corp.	17,500	528,439
Ono Pharmaceutical Co. Ltd.	38,100	410,917
Oracle Corp./Japan	3,800	362,260
Oriental Land Co. Ltd./Japan	110,100	2,265,991
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Otsuka Corp.	23,300	$509,236
Otsuka Holdings Co. Ltd.	44,900	2,200,937
Pan Pacific International Holdings Corp.	39,100	1,041,656
Rakuten Group Inc.(a)	153,800	951,812
Recruit Holdings Co. Ltd.	143,200	8,536,214
Renesas Electronics Corp.	171,100	2,856,772
Resona Holdings Inc.	213,600	1,671,265
Ricoh Co. Ltd.	54,500	592,420
SBI Holdings Inc.	27,500	801,727
SCREEN Holdings Co. Ltd.	8,300	600,637
SCSK Corp.	16,500	412,313
Secom Co. Ltd.	43,300	1,487,539
Seiko Epson Corp.	29,100	493,384
Sekisui Chemical Co. Ltd.	38,100	650,071
Sekisui House Ltd.	60,600	1,370,187
SG Holdings Co. Ltd.	31,600	322,000
Shimadzu Corp.	24,100	638,670
Shin-Etsu Chemical Co. Ltd.	183,300	5,526,562
Shionogi & Co. Ltd.	77,900	1,166,996
Shiseido Co. Ltd.	41,200	748,842
SMC Corp.	5,800	2,100,282
SoftBank Corp.	2,954,800	4,212,207
SoftBank Group Corp.	97,700	5,442,675
Sompo Holdings Inc.	90,400	2,691,405
Sumitomo Electric Industries Ltd.	71,500	1,260,231
Sumitomo Metal Mining Co. Ltd.	24,100	527,529
Sumitomo Mitsui Financial Group Inc.	381,200	9,704,302
Sumitomo Mitsui Trust Group Inc.	67,000	1,718,414
Sumitomo Realty & Development Co. Ltd.	30,800	1,074,277
Suntory Beverage & Food Ltd.	13,800	442,355
Sysmex Corp.	52,000	945,748
T&D Holdings Inc.	48,700	1,024,733
Taisei Corp.	17,000	768,364
Terumo Corp.	136,400	2,435,543
TIS Inc.	22,800	634,287
Tokio Marine Holdings Inc.	182,200	6,488,369
Tokyo Electron Ltd.	45,900	6,863,707
Tokyu Corp.	53,100	613,225
Toppan Holdings Inc.	25,300	749,168
Toray Industries Inc.	139,000	926,245
Trend Micro Inc./Japan	13,200	971,188
Unicharm Corp.	118,300	888,436
West Japan Railway Co.	45,000	891,703
Yakult Honsha Co. Ltd.	25,300	509,095
Yamaha Motor Co. Ltd.	96,700	796,733
Yaskawa Electric Corp.	22,900	620,139
Zensho Holdings Co. Ltd.	9,300	470,824
ZOZO Inc.	14,100	440,999
		197,546,635
Netherlands — 8.4%
ABN AMRO Bank NV, CVA(b)	46,394	879,718
Adyen NV(a)(b)	2,255	4,116,284
Aegon Ltd.	136,536	864,474
AerCap Holdings NV	20,118	2,074,166
Akzo Nobel NV	17,515	1,082,121
ASM International NV	4,777	2,599,920
ASML Holding NV	40,319	28,677,728
ASR Nederland NV	16,717	887,041
BE Semiconductor Industries NV	8,257	931,074
Coca-Cola Europacific Partners PLC	21,116	1,821,466
CVC Capital Partners PLC(a)(b)	20,891	480,861
DSM-Firmenich AG	18,987	2,034,685
Security	Shares	Value
Netherlands (continued)
IMCD NV	6,078	$902,008
ING Groep NV	322,632	5,743,662
InPost SA(a)	22,440	388,280
JDE Peet's NV	17,466	326,446
Koninklijke KPN NV	398,650	1,521,873
NN Group NV	27,711	1,405,076
Prosus NV	140,036	6,166,634
Qiagen NV	21,954	840,956
Randstad NV	11,521	465,241
Universal Music Group NV	84,461	2,350,032
Wolters Kluwer NV	24,537	3,773,482
		70,333,228
New Zealand — 0.4%
Auckland International Airport Ltd.	171,741	786,220
Fisher & Paykel Healthcare Corp. Ltd.	59,952	1,146,271
Infratil Ltd.	94,037	573,117
Meridian Energy Ltd.	155,190	512,427
		3,018,035
Norway — 0.7%
DNB Bank ASA	91,808	2,118,361
Gjensidige Forsikring ASA	21,168	433,761
Mowi ASA	48,270	899,131
Orkla ASA	71,928	695,399
Salmar ASA	6,890	341,431
Telenor ASA	63,761	825,367
Yara International ASA	16,289	463,198
		5,776,648
Portugal — 0.1%
EDP Renovaveis SA	34,691	308,036
Jeronimo Martins SGPS SA	28,387	611,325
		919,361
Singapore — 2.4%
CapitaLand Ascendas REIT	387,999	739,459
CapitaLand Integrated Commercial Trust	616,635	901,300
CapitaLand Investment Ltd./Singapore	254,600	484,076
DBS Group Holdings Ltd.	204,020	6,967,785
Grab Holdings Ltd., Class A(a)	233,290	1,131,456
Oversea-Chinese Banking Corp. Ltd.	346,600	4,425,578
Singapore Airlines Ltd.(c)	151,000	761,072
Singapore Exchange Ltd.	85,600	854,327
United Overseas Bank Ltd.	129,200	3,660,063
		19,925,116
Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	19,348	1,033,300
Aena SME SA(b)	7,897	1,748,252
Amadeus IT Group SA	46,625	3,520,879
Banco de Sabadell SA	562,558	1,543,309
CaixaBank SA	408,647	2,820,197
Cellnex Telecom SA(b)	54,280	1,933,665
Ferrovial SE	50,521	2,244,882
Grifols SA(a)	23,235	255,510
Redeia Corp. SA	7,817	139,912
		15,239,906
Sweden — 6.0%
AddTech AB, Class B	26,966	812,711
Assa Abloy AB, Class B	102,208	3,135,907
Atlas Copco AB, Class A	277,755	4,742,622
Atlas Copco AB, Class B	155,810	2,327,437
Beijer Ref AB, Class B	38,903	581,032
Boliden AB	28,314	993,120
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Epiroc AB, Class A	68,317	$1,333,289
Epiroc AB, Class B	39,231	671,647
EQT AB	38,326	1,193,472
Essity AB, Class B	61,840	1,701,746
Fastighets AB Balder, Class B(a)	71,391	506,334
Hexagon AB, Class B	212,577	2,451,391
Holmen AB, Class B	7,532	296,436
Industrivarden AB, Class A	12,940	489,414
Industrivarden AB, Class C	15,506	586,805
Indutrade AB	28,352	808,357
Investment AB Latour, Class B	15,430	418,840
Investor AB, Class B	176,719	5,261,807
Lifco AB, Class B	23,922	819,557
Nibe Industrier AB, Class B	152,352	570,478
Sagax AB, Class B	23,373	485,031
Sandvik AB	110,091	2,394,053
Securitas AB, Class B	49,659	717,915
Skandinaviska Enskilda Banken AB, Class A	161,341	2,592,803
Skanska AB, Class B	34,059	808,117
SKF AB, Class B	34,457	744,555
Spotify Technology SA(a)	11,974	7,280,310
Svenska Cellulosa AB SCA, Class B	63,171	864,561
Svenska Handelsbanken AB, Class A	150,427	1,889,581
Swedish Orphan Biovitrum AB(a)	19,525	574,090
Tele2 AB, Class B	55,018	652,421
Telia Co. AB	241,895	786,314
Trelleborg AB, Class B	22,150	863,086
		50,355,239
Switzerland — 10.9%
ABB Ltd., Registered	162,091	8,737,327
Alcon AG	50,937	4,752,414
Baloise Holding AG, Registered	4,217	815,084
Banque Cantonale Vaudoise, Registered	3,277	349,058
Galderma Group AG(a)	8,428	1,026,163
Geberit AG, Registered	3,436	2,020,481
Givaudan SA, Registered	944	4,254,224
Helvetia Holding AG, Registered	3,887	730,277
Julius Baer Group Ltd.	21,050	1,420,551
Kuehne + Nagel International AG, Registered	4,987	1,150,497
Logitech International SA, Registered	15,628	1,548,591
Lonza Group AG, Registered	7,406	4,702,415
Novartis AG, Registered	201,815	21,961,471
Partners Group Holding AG	2,312	3,423,522
Sandoz Group AG	42,695	1,874,464
Schindler Holding AG, Participation Certificates, NVS	4,301	1,320,469
Schindler Holding AG, Registered	2,157	635,815
SGS SA	15,449	1,588,244
SIG Group AG(a)	32,117	638,240
Sika AG, Registered	15,552	3,965,113
Sonova Holding AG, Registered	5,174	1,665,210
Straumann Holding AG	11,429	1,556,311
Swatch Group AG (The), Bearer	2,982	580,714
Swiss Life Holding AG, Registered	2,917	2,551,403
Swiss Prime Site AG, Registered	7,820	901,773
Swiss Re AG	30,860	4,960,735
Swisscom AG, Registered	2,677	1,526,131
Temenos AG, Registered	5,730	471,917
VAT Group AG(b)	2,780	1,052,190
Zurich Insurance Group AG	14,998	9,909,014
		92,089,818
Security	Shares	Value
United Kingdom — 7.4%
3i Group PLC	98,969	$4,953,482
Admiral Group PLC	27,155	984,560
Antofagasta PLC	40,704	897,137
Ashtead Group PLC	44,641	2,720,379
Associated British Foods PLC	33,640	804,753
Auto Trader Group PLC(b)	93,569	918,428
Aviva PLC	260,778	1,794,274
Barratt Redrow PLC	137,924	746,029
Bunzl PLC	34,501	1,467,876
Coca-Cola HBC AG, Class DI(a)	22,355	947,312
Compass Group PLC	173,566	6,075,842
Croda International PLC	13,243	552,510
Halma PLC	39,276	1,392,505
Informa PLC	136,896	1,489,110
InterContinental Hotels Group PLC	16,176	2,026,538
Intertek Group PLC	16,651	1,080,713
JD Sports Fashion PLC	261,640	258,488
Kingfisher PLC	185,476	579,320
Land Securities Group PLC	77,538	553,079
Legal & General Group PLC	597,435	1,849,984
London Stock Exchange Group PLC	48,855	7,305,171
M&G PLC	231,632	618,666
Mondi PLC, NVS	46,136	717,257
Pearson PLC	61,081	1,051,184
Phoenix Group Holdings PLC	69,446	454,833
Prudential PLC	276,483	2,545,397
RELX PLC	190,432	9,203,266
Rentokil Initial PLC	259,049	1,300,517
Sage Group PLC (The)	101,244	1,622,839
Schroders PLC	84,288	393,432
Segro PLC	132,596	1,178,978
Smiths Group PLC	34,713	883,626
Spirax Group PLC	7,406	683,849
Whitbread PLC	17,694	597,629
Wise PLC, Class A(a)	69,266	868,385
WPP PLC	110,125	893,346
		62,410,694
Total Common Stocks — 99.1% (Cost: $749,850,242)		833,161,055
Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	17,149	1,479,470
Sartorius AG, Preference Shares, NVS	2,623	657,305
		2,136,775
Total Preferred Stocks — 0.2% (Cost: $2,431,001)		2,136,775
Total Long-Term Investments — 99.3% (Cost: $752,281,243)		835,297,830
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	1,119,230	1,119,790
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	550,000	$550,000
Total Short-Term Securities — 0.2% (Cost: $1,669,790)		1,669,790
Total Investments — 99.5% (Cost: $753,951,033)		836,967,620
Other Assets Less Liabilities — 0.5%		3,881,954
Net Assets — 100.0%		$840,849,574

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,907,408	$—	$(787,575)(a)	$157	$(200)	$1,119,790	1,119,230	$3,981 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	550,000 (a)	—	—	—	550,000	550,000	5,987	—
				$157	$(200)	$1,669,790		$9,968	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	65	03/13/25	$1,166	$(17,078)
Euro STOXX 50 Index	37	03/21/25	2,102	134,157
				$117,079
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$134,157	$—	$—	$—	$134,157
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$17,078	$—	$—	$—	$17,078

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(54,019)	$—	$—	$—	$(54,019)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$54,306	$—	$—	$—	$54,306
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,467,464
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,722,341	$803,438,714	$—	$833,161,055
Preferred Stocks	—	2,136,775	—	2,136,775
Short-Term Securities
Money Market Funds	1,669,790	—	—	1,669,790
	$31,392,131	$805,575,489	$—	$836,967,620
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$134,157	$—	$134,157
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(17,078)	$—	$(17,078)
	$—	$117,079	$—	$117,079

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.7%
B3 SA - Brasil Bolsa Balcao	129,357	$228,497
Banco Bradesco SA	38,168	67,161
Banco do Brasil SA	41,051	190,416
BRF SA	12,360	37,641
CCR SA	25,188	50,054
Equatorial Energia SA	28,264	144,305
Equatorial Energia SA, NVS(a)	92	457
Klabin SA	20,052	67,332
Localiza Rent a Car SA	21,997	104,985
Natura & Co. Holding SA	20,771	45,616
NU Holdings Ltd./Cayman Islands, Class A(a)	76,244	819,623
Raia Drogasil SA	30,816	90,967
Rede D'Or Sao Luiz SA(b)	19,104	88,225
Rumo SA	30,754	88,434
Telefonica Brasil SA	9,759	80,125
TIM SA/Brazil	19,548	53,687
TOTVS SA	12,836	76,218
XP Inc., Class A	8,862	125,397
		2,359,140
Chile — 0.7%
Banco de Chile	1,085,185	140,996
Banco de Credito e Inversiones SA	2,050	69,472
Banco Santander Chile	1,525,386	83,033
Cencosud SA	29,650	78,147
Empresas CMPC SA	27,738	46,957
Falabella SA	16,431	64,361
Latam Airlines Group SA	5,003,967	80,479
		563,445
China — 26.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,100	8,521
AAC Technologies Holdings Inc.	18,500	107,336
Advanced Micro-Fabrication Equipment Inc./China, Class A	857	24,177
Agricultural Bank of China Ltd., Class A	121,600	85,628
Agricultural Bank of China Ltd., Class H	661,000	394,044
Aier Eye Hospital Group Co. Ltd., Class A	13,400	25,643
Air China Ltd., Class A(a)	17,000	16,901
Alibaba Health Information Technology Ltd.(a)	134,000	86,537
Anker Innovations Technology Co. Ltd., Class A	700	10,741
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	7,800	8,462
Bank of Beijing Co. Ltd., Class A	29,800	23,880
Bank of China Ltd., Class A	47,300	35,049
Bank of China Ltd., Class H	1,704,000	968,173
Bank of Communications Co. Ltd., Class A	57,000	56,408
Bank of Communications Co. Ltd., Class H	208,000	176,467
Bank of Jiangsu Co. Ltd., Class A	26,200	32,837
Bank of Ningbo Co. Ltd., Class A	9,000	30,026
Bank of Shanghai Co. Ltd., Class A	20,100	25,819
Bank of Suzhou Co. Ltd., Class A	5,100	5,232
BeiGene Ltd.(a)	18,115	387,056
Beijing Enterprises Water Group Ltd.	92,000	26,918
Beijing Kingsoft Office Software Inc., Class A	678	32,380
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	2,100	3,723
Beijing Roborock Technology Co. Ltd., Class A	207	6,829
Beijing Tong Ren Tang Co. Ltd., Class A	2,300	11,398
Bilibili Inc., Class Z(a)	5,560	112,932
BOC Aviation Ltd.(b)	4,900	37,853
Security	Shares	Value
China (continued)
Bosideng International Holdings Ltd.	110,000	$53,621
Caitong Securities Co. Ltd., Class A	7,100	7,743
China CITIC Bank Corp. Ltd., Class H	213,000	156,918
China Construction Bank Corp., Class A	14,200	16,582
China Construction Bank Corp., Class H	2,296,000	1,947,855
China Everbright Bank Co. Ltd., Class A	64,100	33,108
China Everbright Bank Co. Ltd., Class H	79,000	31,935
China Feihe Ltd.(b)	87,000	62,826
China International Capital Corp. Ltd., Class A	3,900	18,937
China International Capital Corp. Ltd., Class H(b)	36,800	69,892
China Jushi Co. Ltd., Class A	4,371	6,840
China Life Insurance Co. Ltd., Class A	3,700	19,808
China Life Insurance Co. Ltd., Class H	178,000	343,076
China Literature Ltd.(a)(b)	9,400	30,563
China Mengniu Dairy Co. Ltd.	75,000	171,424
China Merchants Bank Co. Ltd., Class A	29,600	171,094
China Merchants Bank Co. Ltd., Class H	93,000	545,934
China Merchants Port Holdings Co. Ltd.	32,000	52,397
China Merchants Securities Co. Ltd., Class A	10,600	26,359
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	13,800	18,611
China Minsheng Banking Corp. Ltd., Class A	56,172	31,798
China Minsheng Banking Corp. Ltd., Class H	159,000	75,750
China Overseas Land & Investment Ltd.	91,500	169,670
China Pacific Insurance Group Co. Ltd., Class A	9,500	40,364
China Pacific Insurance Group Co. Ltd., Class H	63,400	188,090
China Railway Signal & Communication Corp. Ltd., Class A	9,400	7,467
China Resources Land Ltd.	76,500	256,168
China Resources Mixc Lifestyle Services Ltd.(b)	15,800	65,663
China Resources Pharmaceutical Group Ltd.(b)	46,000	31,349
China Ruyi Holdings Ltd.(a)	152,000	44,613
China Southern Airlines Co. Ltd., Class A(a)	19,300	15,504
China Three Gorges Renewables Group Co. Ltd., Class A	41,100	23,687
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	21,041
China Vanke Co. Ltd., Class A(a)	16,100	17,153
China Vanke Co. Ltd., Class H(a)	50,900	43,420
China Yangtze Power Co. Ltd., Class A	35,000	131,405
China Zheshang Bank Co. Ltd., Class A	32,620	12,807
Chongqing Rural Commercial Bank Co. Ltd., Class A	13,200	10,245
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,300	11,411
Chow Tai Fook Jewellery Group Ltd.	47,000	45,414
CITIC Securities Co. Ltd., Class A	17,500	65,841
CITIC Securities Co. Ltd., Class H	37,500	107,843
CNGR Advanced Material Co. Ltd., Class A	1,600	8,260
CSC Financial Co. Ltd., Class A	6,900	23,285
CSPC Innovation Pharmaceutical Co. Ltd., Class A	2,620	12,675
CSPC Pharmaceutical Group Ltd.	194,000	117,676
Ecovacs Robotics Co. Ltd., Class A	800	6,422
Eve Energy Co. Ltd., Class A	3,000	19,346
Far East Horizon Ltd.	46,000	34,838
Flat Glass Group Co. Ltd., Class A	2,600	7,767
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,400	36,240
Foxconn Industrial Internet Co. Ltd., Class A	19,200	57,021
Genscript Biotech Corp.(a)	30,000	49,113
Great Wall Motor Co. Ltd., Class A	2,900	9,930
Great Wall Motor Co. Ltd., Class H	57,000	94,686
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,324	8,484
Guosen Securities Co. Ltd., Class A	8,900	12,780
Guotai Junan Securities Co. Ltd., Class A	10,900	25,986
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Guotai Junan Securities Co. Ltd., Class H(b)	50,400	$77,084
Guoyuan Securities Co. Ltd., Class A	6,200	6,820
H World Group Ltd., ADR	4,943	177,404
Haitian International Holdings Ltd.	15,000	40,076
Haitong Securities Co. Ltd., Class A	13,100	18,693
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	3,895
Hansoh Pharmaceutical Group Co. Ltd.(b)	28,000	64,923
Hengan International Group Co. Ltd.	15,000	42,121
Huadong Medicine Co. Ltd., Class A	2,300	10,938
Huaqin Technology Co. Ltd., Class A	900	10,956
Huatai Securities Co. Ltd., Class A	11,500	27,651
Huatai Securities Co. Ltd., Class H(b)	30,200	50,776
Huaxia Bank Co. Ltd., Class A	20,800	20,610
Hundsun Technologies Inc., Class A	3,178	13,413
IEIT Systems Co. Ltd., Class A	2,000	16,419
Industrial & Commercial Bank of China Ltd., Class A	87,100	82,109
Industrial & Commercial Bank of China Ltd., Class H	1,663,000	1,177,690
Industrial Bank Co. Ltd., Class A	29,900	85,321
Industrial Securities Co. Ltd., Class A	13,860	11,396
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	9,000	34,995
Innovent Biologics Inc.(a)(b)	29,000	151,217
JD Health International Inc.(a)(b)	26,700	116,180
JD.com Inc., Class A	58,300	1,219,115
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	9,200	58,079
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,400	6,983
Kanzhun Ltd., ADR(a)	6,394	102,304
KE Holdings Inc., ADR	16,621	370,150
Kingdee International Software Group Co. Ltd.(a)	74,000	121,598
Kingsoft Corp. Ltd.	22,400	115,943
Kuaishou Technology(a)(b)	64,300	419,939
Li Auto Inc., Class A(a)	29,538	452,838
Lingyi iTech Guangdong Co., Class A	10,200	13,706
Longfor Group Holdings Ltd.(b)	47,500	65,394
Meituan, Class B(a)(b)	117,500	2,453,287
Midea Group Co. Ltd.(a)	7,200	68,790
Midea Group Co. Ltd., Class A	4,800	48,226
MINISO Group Holding Ltd.	10,428	53,915
NetEase Inc.	46,175	919,316
Ninestar Corp., Class A(a)	1,900	6,857
Nongfu Spring Co. Ltd., Class H(b)	47,800	213,235
Orient Overseas International Ltd.	3,500	46,851
Orient Securities Co. Ltd., Class A	11,900	15,906
Pharmaron Beijing Co. Ltd., Class A	2,000	7,279
Ping An Bank Co. Ltd., Class A	27,300	43,248
Ping An Insurance Group Co. of China Ltd., Class A	15,500	107,548
Ping An Insurance Group Co. of China Ltd., Class H	160,000	948,360
Pop Mart International Group Ltd.(b)	12,800	172,068
Postal Savings Bank of China Co. Ltd., Class A	43,200	31,575
Postal Savings Bank of China Co. Ltd., Class H(b)	212,000	134,666
Qifu Technology Inc.	2,749	110,180
SF Holding Co. Ltd., Class A	7,000	40,151
SG Micro Corp., Class A	600	7,324
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	58,400	38,072
Shanghai Electric Group Co. Ltd., Class A(a)	18,283	20,546
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,900	9,945
Shanghai M&G Stationery Inc., Class A	1,200	4,559
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,600	12,126
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,700	23,781
Shanghai Pudong Development Bank Co. Ltd., Class A	43,400	60,674
Security	Shares	Value
China (continued)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,000	$7,065
Shanghai Rural Commercial Bank Co. Ltd., Class A	14,099	15,445
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	1,126	20,874
Shengyi Technology Co. Ltd., Class A	3,400	13,549
Shenwan Hongyuan Group Co. Ltd., Class A	32,700	22,951
Shenzhen Inovance Technology Co. Ltd., Class A	1,800	17,898
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,700	59,197
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,200	10,207
Shenzhou International Group Holdings Ltd.	19,700	144,271
Sino Biopharmaceutical Ltd.	248,000	102,968
Sinolink Securities Co. Ltd., Class A	5,500	6,447
Sinopharm Group Co. Ltd., Class H	32,400	81,641
Sunny Optical Technology Group Co. Ltd.	17,000	190,386
Sunwoda Electronic Co. Ltd., Class A	2,800	9,385
SUPCON Technology Co. Ltd., Class A	1,038	7,777
Suzhou Maxwell Technologies Co. Ltd., Class A	400	5,488
TAL Education Group, ADR(a)	9,786	126,435
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,700	7,051
Tongcheng Travel Holdings Ltd.	30,400	68,099
TravelSky Technology Ltd., Class H	22,000	30,578
Trip.com Group Ltd.(a)	14,750	834,181
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2,000	4,967
Vipshop Holdings Ltd., ADR	7,914	124,408
Want Want China Holdings Ltd.	113,000	68,203
Will Semiconductor Co. Ltd. Shanghai, Class A	1,600	31,396
Wingtech Technology Co. Ltd., Class A	1,800	8,599
WuXi AppTec Co. Ltd., Class A	4,060	34,209
WuXi AppTec Co. Ltd., Class H(b)	7,240	55,433
Wuxi Biologics Cayman Inc.(a)(b)	82,500	239,146
Xinyi Solar Holdings Ltd.	112,000	47,566
XPeng Inc., Class A(a)	29,636	316,661
Yadea Group Holdings Ltd.(b)	28,000	45,964
Yifeng Pharmacy Chain Co. Ltd., Class A	1,700	5,488
Yihai Kerry Arawana Holdings Co. Ltd., Class A	2,400	10,553
Yonyou Network Technology Co. Ltd., Class A(a)	4,800	10,083
Yum China Holdings Inc.	9,064	447,852
Yunnan Baiyao Group Co. Ltd., Class A	2,840	21,500
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	800	22,468
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	11,600	52,399
Zhongsheng Group Holdings Ltd.	19,500	31,821
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	11,500	12,625
		22,626,160
Colombia — 0.1%
Bancolombia SA	6,024	66,276
Interconexion Electrica SA ESP	10,737	53,558
		119,834
Czech Republic — 0.1%
Komercni Banka AS	1,853	79,994
Moneta Money Bank AS(b)	6,096	34,281
		114,275
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	53,499	79,958
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece — 0.8%
Alpha Services and Holdings SA	54,221	$110,203
Eurobank Ergasias Services and Holdings SA, Class A	61,689	160,951
Hellenic Telecommunications Organization SA	3,996	62,350
Jumbo SA	2,754	76,154
National Bank of Greece SA	20,768	192,833
Piraeus Financial Holdings SA	25,066	118,358
		720,849
Hungary — 0.5%
OTP Bank Nyrt	5,372	329,703
Richter Gedeon Nyrt	3,346	92,858
		422,561
India — 15.6%
ABB India Ltd.	1,274	72,209
Asian Paints Ltd.	9,227	230,403
Astral Ltd.	3,204	49,065
AU Small Finance Bank Ltd.(b)	8,700	56,552
Axis Bank Ltd.	54,698	638,494
Bajaj Auto Ltd.	1,603	145,328
Bajaj Finance Ltd.	6,653	652,129
Bank of Baroda	24,656	55,879
Britannia Industries Ltd.	2,592	136,427
Canara Bank	42,129	39,244
Cholamandalam Investment and Finance Co. Ltd.	10,051	161,959
Cipla Ltd.	12,529	202,284
Colgate-Palmolive India Ltd.	3,216	90,698
DLF Ltd.	17,658	129,141
Dr Reddy's Laboratories Ltd.	13,903	177,784
Eicher Motors Ltd.	3,246	177,524
Godrej Properties Ltd.(a)	3,601	80,344
Havells India Ltd.	5,978	97,453
HCL Technologies Ltd.	22,686	410,598
HDFC Bank Ltd.	135,142	2,689,899
HDFC Life Insurance Co. Ltd.(b)	22,655	158,254
Hindustan Unilever Ltd.	19,644	492,425
ICICI Lombard General Insurance Co. Ltd.(b)	5,656	109,550
ICICI Prudential Life Insurance Co. Ltd.(b)	8,428	53,281
IDFC First Bank Ltd.(a)	85,256	57,217
Indian Hotels Co. Ltd., Class A	20,469	168,365
IndusInd Bank Ltd.	13,770	156,500
Info Edge India Ltd.	1,708	137,274
InterGlobe Aviation Ltd.(a)(b)	4,522	232,415
Kotak Mahindra Bank Ltd.	26,129	570,869
Macrotech Developers Ltd.	7,138	92,690
Mahindra & Mahindra Ltd.	22,283	661,289
Marico Ltd.	12,275	84,439
Mphasis Ltd.	2,513	65,088
Nestle India Ltd., NVS	8,063	202,206
Oracle Financial Services Software Ltd.	508	45,400
PB Fintech Ltd.(a)	8,233	138,796
Persistent Systems Ltd., NVS	2,615	159,512
Phoenix Mills Ltd. (The)	4,628	82,183
PI Industries Ltd.	1,846	63,776
Pidilite Industries Ltd.	3,682	111,979
Power Grid Corp. of India Ltd.	111,196	320,147
Punjab National Bank	54,701	55,096
SBI Cards & Payment Services Ltd.	6,982	67,226
Shriram Finance Ltd.	33,696	239,031
Sona Blw Precision Forgings Ltd.(b)	10,454	59,304
State Bank of India	42,700	337,930
Sundaram Finance Ltd.	1,592	82,844
Supreme Industries Ltd.	1,515	57,919
Security	Shares	Value
India (continued)
Suzlon Energy Ltd.(a)	228,240	$130,670
Tata Consumer Products Ltd.	14,177	156,887
Tata Elxsi Ltd.	822	51,010
Tech Mahindra Ltd.	12,905	220,887
Thermax Ltd.	1,003	37,365
Titan Co. Ltd.	8,493	300,212
Torrent Pharmaceuticals Ltd.	2,825	95,434
Trent Ltd.	4,347	242,363
TVS Motor Co. Ltd.	5,691	145,351
Union Bank of India Ltd.	36,447	47,122
Varun Beverages Ltd.	32,301	160,963
Voltas Ltd.	5,510	83,438
Zomato Ltd.(a)	172,860	441,503
		13,469,624
Indonesia — 1.9%
Bank Central Asia Tbk PT	1,325,400	675,418
Bank Mandiri Persero Tbk PT	891,700	249,657
Bank Negara Indonesia Persero Tbk PT	354,400	86,528
Bank Rakyat Indonesia Persero Tbk PT	1,630,347	334,207
GoTo Gojek Tokopedia Tbk PT(a)	21,461,300	97,431
Kalbe Farma Tbk PT	500,200	32,582
Telkom Indonesia Persero Tbk PT	1,182,700	169,283
		1,645,106
Kuwait — 1.7%
Boubyan Bank KSCP	34,929	75,774
Gulf Bank KSCP	43,508	48,361
Kuwait Finance House KSCP	240,241	622,360
Mobile Telecommunications Co. KSCP	46,435	73,781
National Bank of Kuwait SAKP	185,712	618,949
		1,439,225
Malaysia — 2.3%
AMMB Holdings Bhd	58,900	76,100
Axiata Group Bhd	67,800	31,820
CELCOMDIGI Bhd	85,900	71,110
CIMB Group Holdings Bhd	192,100	337,394
Gamuda Bhd	108,000	105,884
Hong Leong Bank Bhd	15,200	73,071
IHH Healthcare Bhd	53,300	88,983
Kuala Lumpur Kepong Bhd	11,600	53,623
Malayan Banking Bhd	129,900	312,297
Maxis Bhd(c)	58,100	45,120
MR DIY Group M Bhd(b)	73,600	22,817
Nestle Malaysia Bhd	1,700	32,224
Petronas Chemicals Group Bhd	66,400	55,520
PPB Group Bhd	14,900	35,875
Press Metal Aluminium Holdings Bhd	88,100	100,072
Public Bank Bhd	347,600	353,628
RHB Bank Bhd	36,600	56,705
SD Guthrie Bhd	50,200	57,065
Sime Darby Bhd	66,700	32,798
Telekom Malaysia Bhd	27,700	42,451
		1,984,557
Mexico — 2.1%
America Movil SAB de CV, Series B, Class B	436,223	310,072
Arca Continental SAB de CV	12,384	127,907
Gruma SAB de CV, Class B	4,266	73,662
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	6,731	64,706
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,232	174,022
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,279	115,665
Grupo Bimbo SAB de CV, Series A, Class A	30,978	83,089
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	62,068	$437,381
Kimberly-Clark de Mexico SAB de CV, Class A	36,900	55,187
Qualitas Controladora SAB de CV	4,770	45,950
Wal-Mart de Mexico SAB de CV	125,262	331,407
		1,819,048
Peru — 0.3%
Credicorp Ltd.	1,623	297,042
Philippines — 0.4%
Bank of the Philippine Islands	49,140	105,326
BDO Unibank Inc.	55,678	144,013
SM Investments Corp.	5,140	67,978
		317,317
Poland — 1.6%
Allegro.eu SA (a)(b)	13,932	96,377
Bank Polska Kasa Opieki SA	4,406	186,342
CD Projekt SA	1,518	83,578
KGHM Polska Miedz SA	3,304	105,840
LPP SA	27	121,980
mBank SA(a)	345	63,758
Powszechna Kasa Oszczednosci Bank Polski SA	20,952	358,352
Powszechny Zaklad Ubezpieczen SA	14,498	193,854
Santander Bank Polska SA	983	127,518
		1,337,599
Qatar — 1.0%
Commercial Bank PSQC (The)	75,782	94,018
Ooredoo QPSC	19,469	66,456
Qatar Islamic Bank QPSC	42,200	241,183
Qatar National Bank QPSC	110,173	501,633
		903,290
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,190	2
PhosAgro PJSC, New(a)(d)	11	—
Polyus PJSC(a)(d)	329	—
TCS Group Holding PLC, GDR(a)(d)(e)	1,183	—
VK Co. Ltd.(a)(d)(e)	1,337	—
		2
Saudi Arabia — 5.1%
Al Rajhi Bank	46,826	1,246,276
Alinma Bank	29,260	236,416
Arabian Internet & Communications Services Co.	560	47,689
Bank AlBilad	14,599	148,003
Banque Saudi Fransi	29,473	134,268
Co. for Cooperative Insurance (The)	1,756	67,922
Dr Sulaiman Al Habib Medical Services Group Co.	2,054	153,682
Etihad Etisalat Co.	8,981	148,474
Jarir Marketing Co.	14,593	49,215
Nahdi Medical Co.	968	30,393
Riyad Bank	34,787	273,388
Saudi Awwal Bank	23,954	227,115
Saudi Basic Industries Corp.	21,439	354,430
Saudi Investment Bank (The)	14,376	55,376
Saudi National Bank (The)	70,188	655,507
Saudi Telecom Co.	47,694	575,462
		4,403,616
South Africa — 5.0%
Absa Group Ltd.	20,161	201,478
Anglo American Platinum Ltd.	2,215	66,456
Aspen Pharmacare Holdings Ltd.	9,070	79,163
Bid Corp. Ltd.	8,033	193,367
Bidvest Group Ltd. (The)	8,149	106,956
Security	Shares	Value
South Africa (continued)
Capitec Bank Holdings Ltd.	2,086	$342,798
Clicks Group Ltd.	5,706	105,084
Discovery Ltd.	13,016	143,962
FirstRand Ltd.	120,601	452,782
Kumba Iron Ore Ltd.	1,482	29,558
MTN Group Ltd.	40,496	253,133
Naspers Ltd., Class N	4,050	961,441
Nedbank Group Ltd.	11,010	164,656
NEPI Rockcastle NV	14,471	104,027
Old Mutual Ltd.	114,635	77,567
Pepkor Holdings Ltd.(b)	56,802	78,296
Remgro Ltd.	11,929	94,125
Sanlam Ltd.	42,824	197,526
Shoprite Holdings Ltd.	12,038	175,182
Standard Bank Group Ltd.	31,580	366,378
Vodacom Group Ltd.	14,827	93,685
Woolworths Holdings Ltd./South Africa	22,610	70,014
		4,357,634
South Korea — 6.7%
Amorepacific Corp.(a)	716	57,419
CJ CheilJedang Corp.	188	30,526
Coway Co. Ltd.	1,298	71,871
DB Insurance Co. Ltd.	1,083	67,856
Doosan Bobcat Inc.	1,380	44,481
Doosan Enerbility Co. Ltd.(a)	10,712	187,679
Hana Financial Group Inc.	6,840	278,938
Hanjin Kal Corp.	586	33,350
HD Hyundai Electric Co. Ltd.	549	124,199
HYBE Co. Ltd.(a)	546	96,464
Industrial Bank of Korea	6,744	71,938
KakaoBank Corp.	3,949	66,877
KB Financial Group Inc.	8,930	479,084
Korea Investment Holdings Co. Ltd.	971	53,081
Korean Air Lines Co. Ltd.	4,349	70,462
Krafton Inc.(a)	686	161,402
LG Energy Solution Ltd.(a)	1,117	270,514
LG H&H Co. Ltd.(a)	221	48,272
LG Uplus Corp.	5,311	38,444
Lotte Chemical Corp.	50	2,137
LS Electric Co. Ltd.	354	59,126
Mirae Asset Securities Co. Ltd.	5,850	35,126
NCSoft Corp.(a)	332	38,654
Netmarble Corp.(b)	1	28
NH Investment & Securities Co. Ltd.	3,535	36,027
Samsung Electro-Mechanics Co. Ltd.	1,351	125,346
Samsung Fire & Marine Insurance Co. Ltd.	731	191,398
Samsung Life Insurance Co. Ltd.	1,913	113,507
Samsung SDI Co. Ltd.	1,311	202,377
Samsung SDS Co. Ltd.	1,012	85,446
Shinhan Financial Group Co. Ltd.	10,270	324,830
SK Biopharmaceuticals Co. Ltd.(a)	739	58,056
SK Bioscience Co. Ltd.(a)	127	3,712
SK Hynix Inc.	13,048	1,731,611
SK Square Co. Ltd.(a)	2,233	139,020
SK Telecom Co. Ltd.	1,342	51,332
SKC Co. Ltd.(a)	451	40,630
Woori Financial Group Inc.	15,030	170,495
Yuhan Corp.	1,340	112,400
		5,774,115
Taiwan — 18.8%
Accton Technology Corp.	12,000	240,196
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	11,599	$141,984
ASE Technology Holding Co. Ltd.	79,000	399,246
Asia Vital Components Co. Ltd.	8,000	126,027
Asustek Computer Inc.	17,000	347,933
AUO Corp.	154,000	70,972
Cathay Financial Holding Co. Ltd.	227,080	468,290
Chailease Holding Co. Ltd.	35,856	136,097
Chang Hwa Commercial Bank Ltd.	145,815	80,332
China Airlines Ltd.	66,000	47,291
China Steel Corp.	282,000	208,069
Chunghwa Telecom Co. Ltd.	90,000	350,081
Compal Electronics Inc.	100,000	116,897
CTBC Financial Holding Co. Ltd.	397,000	490,543
Delta Electronics Inc.	46,000	552,321
E Ink Holdings Inc.	21,000	173,236
E.Sun Financial Holding Co. Ltd.	342,664	302,289
Eclat Textile Co. Ltd.	5,000	81,846
Eva Airways Corp.	64,000	83,089
Evergreen Marine Corp. Taiwan Ltd.	26,000	168,812
Far Eastern New Century Corp.	69,000	66,999
Far EasTone Telecommunications Co. Ltd.	41,000	111,796
First Financial Holding Co. Ltd.	268,060	224,741
Fortune Electric Co. Ltd.	3,000	56,749
Fubon Financial Holding Co. Ltd.	196,143	546,397
Global Unichip Corp.	2,000	79,255
Hotai Motor Co. Ltd.	7,100	132,107
Hua Nan Financial Holdings Co. Ltd.	213,137	179,956
Innolux Corp.	179,861	80,837
International Games System Co. Ltd.	6,000	176,915
Inventec Corp.	64,000	88,543
KGI Financial Holding Co. Ltd.	379,000	208,676
Lite-On Technology Corp.	50,000	160,167
Lotes Co. Ltd.	2,000	98,629
MediaTek Inc.	36,000	1,610,250
Mega Financial Holding Co. Ltd.	281,960	339,161
Micro-Star International Co. Ltd.	17,000	94,521
PharmaEssentia Corp.(a)	6,000	114,892
Quanta Computer Inc.	65,000	481,722
Realtek Semiconductor Corp.	12,000	197,991
Shanghai Commercial & Savings Bank Ltd. (The)	92,225	122,937
Shin Kong Financial Holding Co. Ltd.(a)	354,995	133,273
SinoPac Financial Holdings Co. Ltd.	256,792	176,755
Taishin Financial Holding Co. Ltd.	277,306	146,334
Taiwan Business Bank	162,902	77,238
Taiwan Cooperative Financial Holding Co. Ltd.	253,107	188,481
Taiwan High Speed Rail Corp.	46,000	38,328
Taiwan Mobile Co. Ltd.	44,000	153,062
Taiwan Semiconductor Manufacturing Co. Ltd.	134,000	4,087,133
Uni-President Enterprises Corp.	115,000	283,170
United Microelectronics Corp.	271,000	356,113
Vanguard International Semiconductor Corp.	23,000	69,136
Voltronic Power Technology Corp.	2,000	98,862
Wistron Corp.	64,000	214,082
WPG Holdings Ltd.	38,000	81,356
Yageo Corp.	10,095	171,037
Yuanta Financial Holding Co. Ltd.	246,933	273,766
		16,306,918
Thailand — 2.1%
Advanced Info Service PCL, NVDR	28,300	228,823
Airports of Thailand PCL, NVDR(c)	101,200	128,403
Bangkok Dusit Medical Services PCL, NVDR	264,200	187,099
Bangkok Expressway & Metro PCL, NVDR	159,300	29,901
Security	Shares	Value
Thailand (continued)
Bumrungrad Hospital PCL, NVDR	14,200	$81,282
Central Pattana PCL, NVDR	47,500	68,635
Central Retail Corp. PCL, NVDR	42,300	41,527
CP ALL PCL, NVDR	140,100	221,548
CP Axtra PCL	50,393	42,471
Delta Electronics Thailand PCL, NVDR	74,400	169,850
Home Product Center PCL, NVDR	140,600	34,859
Intouch Holdings PCL, NVDR	22,900	53,123
Kasikornbank PCL, NVDR	13,800	61,308
Krung Thai Bank PCL, NVDR	85,100	56,109
Krungthai Card PCL, NVDR(c)	22,600	32,845
Minor International PCL, NVDR	82,400	70,181
SCB X PCL, NVDR	20,900	74,722
Siam Cement PCL (The), NVDR	18,700	69,841
TMBThanachart Bank PCL, NVDR	599,900	33,734
True Corp. PCL, NVDR(a)	252,500	85,161
		1,771,422
Turkey — 0.5%
Akbank TAS	73,979	136,991
Pegasus Hava Tasimaciligi AS(a)	6,229	40,804
Turk Hava Yollari AO(a)	12,981	110,055
Turkcell Iletisim Hizmetleri AS	28,600	79,339
Yapi ve Kredi Bankasi A/S	80,458	65,144
		432,333
United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	69,994	218,020
Abu Dhabi Islamic Bank PJSC	34,578	160,051
Aldar Properties PJSC	92,205	224,315
Dubai Islamic Bank PJSC	70,281	148,148
Emirates NBD Bank PJSC	45,240	272,222
Emirates Telecommunications Group Co. PJSC	82,917	376,572
First Abu Dhabi Bank PJSC	105,475	408,948
		1,808,276
Total Common Stocks — 98.3% (Cost: $76,369,090)		85,073,346
Preferred Stocks
Brazil — 1.4%
Banco Bradesco SA, Preference Shares, NVS	126,760	241,995
Gerdau SA, Preference Shares, NVS	32,876	93,028
Itau Unibanco Holding SA, Preference Shares, NVS	115,838	628,411
Itausa SA, Preference Shares, NVS	137,748	205,652
		1,169,086
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,388	129,937
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	10,885	112,418
Total Preferred Stocks — 1.6% (Cost: $1,540,247)		1,411,441
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	1,823	$647
Total Rights — 0.0% (Cost: $—)		647
Total Long-Term Investments — 99.9% (Cost: $77,909,337)		86,485,434
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	225,080	225,192
Total Short-Term Securities — 0.2% (Cost: $225,192)		225,192
Total Investments — 100.1% (Cost: $78,134,529)		86,710,626
Liabilities in Excess of Other Assets — (0.1)%		(129,060)
Net Assets — 100.0%		$86,581,566

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$177,548	$47,680 (a)	$—	$(16)	$(20)	$225,192	225,080	$2,809 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	12,007	—
				$(16)	$(20)	$225,192		$14,816	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	03/21/25	$110	$(1,959)
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Advanced MSCI EM ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,959	$—	$—	$—	$1,959

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(7,928)	$—	$—	$—	$(7,928)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,959)	$—	$—	$—	$(1,959)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$54,825
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,392,977	$73,680,367	$2	$85,073,346
Preferred Stocks	1,281,504	129,937	—	1,411,441
Rights	—	647	—	647
Short-Term Securities
Money Market Funds	225,192	—	—	225,192
	$12,899,673	$73,810,951	$2	$86,710,626
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,959)	$—	$—	$(1,959)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $1,040,149 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments
16

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$835,297,830	$86,485,434
Investments, at value—affiliated(c)	1,669,790	225,192
Cash	1,201	1,359,095
Cash pledged for futures contracts	243,000	9,000
Foreign currency, at value(d)	1,972,077	76,023
Receivables:
Investments sold	19,757,112	3,641,891
Securities lending income—affiliated	155	260
Capital shares sold	114,904	—
Dividends—unaffiliated	657,369	140,131
Dividends—affiliated	457	1,098
Tax reclaims	847,892	1,015
Foreign withholding tax claims	—	8,021
Total assets	860,561,787	91,947,160
LIABILITIES
Bank borrowings	—	1,040,149
Collateral on securities loaned, at value	1,113,903	225,296
Payables:
Investments purchased	18,506,584	3,906,620
Deferred foreign capital gain tax	—	178,377
Investment advisory fees	76,756	10,849
Professional fees	6,855	—
Variation margin on futures contracts	8,115	4,303
Total liabilities	19,712,213	5,365,594
Commitments and contingent liabilities
NET ASSETS	$840,849,574	$86,581,566
NET ASSETS CONSIST OF
Paid-in capital	$786,054,884	$86,484,553
Accumulated earnings	54,794,690	97,013
NET ASSETS	$840,849,574	$86,581,566
NET ASSET VALUE
Shares outstanding	12,300,000	2,300,000
Net asset value	$68.36	$37.64
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$752,281,243	$77,909,337
(b) Securities loaned, at value	$1,092,613	$76,142
(c) Investments, at cost—affiliated	$1,669,790	$225,192
(d) Foreign currency, at cost	$1,969,193	$76,189
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF
INVESTMENT INCOME
Dividends—unaffiliated	$5,517,756	$840,722
Dividends—affiliated	5,987	12,007
Interest—unaffiliated	4,890	1,449
Securities lending income—affiliated—net	3,981	2,809
Other income—unaffiliated	4,899	—
Foreign taxes withheld	(438,467)	(99,536)
Foreign withholding tax claims	106,136	8,021
Total investment income	5,205,182	765,472
EXPENSES
Investment advisory	463,851	67,454
Professional	14,088	—
Commitment costs	—	699
Interest expense	—	1,410
Total expenses	477,939	69,563
Net investment income	4,727,243	695,909
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(4,370,181)	(1,432,464)
Investments—affiliated	157	(16)
Foreign currency transactions	(104,201)	(13,795)
Futures contracts	(54,019)	(7,928)
	(4,528,244)	(1,454,203)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(a)	(19,936,604)	1,664,511
Investments—affiliated	(200)	(20)
Foreign currency translations	(76,578)	(1,651)
Futures contracts	54,306	(1,959)
	(19,959,076)	1,660,881
Net realized and unrealized gain (loss)	(24,487,320)	206,678
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,760,077)	$902,587
(a) Net of reduction in deferred foreign capital gain tax of	$—	$524,845
See notes to financial statements.
Statements of Operations
18

Statements of Changes in Net Assets

	iShares ESG Advanced MSCI EAFE ETF		iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,727,243	$14,061,542	$695,909	$1,954,627
Net realized gain (loss)	(4,528,244)	331,747	(1,454,203)	(2,494,846)
Net change in unrealized appreciation (depreciation)	(19,959,076)	113,408,744	1,660,881	9,012,391
Net increase (decrease) in net assets resulting from operations	(19,760,077)	127,802,033	902,587	8,472,172
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,522,373)(b)	(14,835,737)	(1,714,766)(b)	(1,763,477)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	163,064,431	119,225,528	7,843,651	16,886,473
NET ASSETS
Total increase in net assets	132,781,981	232,191,824	7,031,472	23,595,168
Beginning of period	708,067,593	475,875,769	79,550,094	55,954,926
End of period	$840,849,574	$708,067,593	$86,581,566	$79,550,094

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EAFE ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Period From 06/16/20(a) to 08/31/20
Net asset value, beginning of period	$71.52	$59.48	$51.37	$70.24	$55.79	$51.37
Net investment income(b)	0.41 (c)	1.54 (c)	1.37	1.65	1.36	0.18
Net realized and unrealized gain (loss)(d)	(2.69)	12.08	7.93	(18.86)	13.91	4.24
Net increase (decrease) from investment operations	(2.28)	13.62	9.30	(17.21)	15.27	4.42
Distributions from net investment income(e)	(0.88)(f)	(1.58)	(1.19)	(1.66)	(0.82)	—
Net asset value, end of period	$68.36	$71.52	$59.48	$51.37	$70.24	$55.79
Total Return(g)
Based on net asset value	(3.16)%(c)(h)	23.19%(c)	18.17%	(24.82)%	27.47%	8.60%(h)
Ratios to Average Net Assets(i)
Total expenses	0.12%(j)	0.12%	0.12%	0.12%	0.12%	0.12%(j)
Net investment income	1.22%(c)(j)	2.39%(c)	2.41%	2.73%	2.06%	1.64%(j)
Supplemental Data
Net assets, end of period (000)	$840,850	$708,068	$475,876	$354,432	$245,846	$11,158
Portfolio turnover rate(k)	5%	24%	16%	18%	28%	6%(h)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
February 28, 2025 and for the year ended August 31, 2024 respectively:
• Net investment income per share by $0.01 and $0.01.
• Total return by 0.01% and 0.03%.
• Ratio of net investment income to average net assets by 0.02% and 0.02%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Period From 10/06/20(a) to 08/31/21
Net asset value, beginning of period	$37.88	$34.97	$35.47	$45.17	$35.39
Net investment income(b)	0.32 (c)	0.99	0.91	1.08	0.71
Net realized and unrealized gain (loss)(d)	0.22	2.79	(0.55)	(9.94)	9.42
Net increase (decrease) from investment operations	0.54	3.78	0.36	(8.86)	10.13
Distributions from net investment income(e)	(0.78)(f)	(0.87)	(0.86)	(0.84)	(0.35)
Net asset value, end of period	$37.64	$37.88	$34.97	$35.47	$45.17
Total Return(g)
Based on net asset value	1.39%(c)(h)	11.04%	1.06%	(19.91)%	28.74%(h)
Ratios to Average Net Assets(i)
Total expenses	0.16%(j)	0.17%	0.16%	0.16%	0.16%(j)
Net investment income	1.65%(c)(j)	2.79%	2.61%	2.72%	1.83%(j)
Supplemental Data
Net assets, end of period (000)	$86,582	$79,550	$55,955	$35,468	$13,550
Portfolio turnover rate(k)	12%	27%	24%	31%	51%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month period ended
February 28, 2025:
• Net investment income per share by $ -.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.02%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Advanced MSCI EAFE	Diversified
ESG Advanced MSCI EM	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced MSCI EAFE
Citigroup Global Markets, Inc.	$1,087,069	$(1,087,069)	$—	$—
UBS AG	5,544	(5,544)	—	—
	$1,092,613	$(1,092,613)	$—	$—
ESG Advanced MSCI EM
Goldman Sachs & Co. LLC	$54,553	$(54,553)	$—	$—
J.P. Morgan Securities PLC	21,589	(21,589)	—	—
	$76,142	$(76,142)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Advanced MSCI EAFE	0.12%
ESG Advanced MSCI EM	0.16
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Advanced MSCI EAFE	$1,226
ESG Advanced MSCI EM	666
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Advanced MSCI EAFE	$11,957,781	$11,411,109	$(1,649,521)
ESG Advanced MSCI EM	1,152,602	456,461	(114,070)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
ESG Advanced MSCI EAFE	$51,296,651	$39,387,069
ESG Advanced MSCI EM	16,419,788	10,469,515
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced MSCI EAFE	$144,434,598	$—
ESG Advanced MSCI EM	1,322,699	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
ESG Advanced MSCI EAFE	$(15,975,102)
ESG Advanced MSCI EM	(5,790,397)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced MSCI EAFE	$762,150,665	$127,868,569	$(52,934,535)	$74,934,034
ESG Advanced MSCI EM	79,372,495	13,980,925	(6,644,753)	7,336,172
9. LINE OF CREDIT
The iShares ESG Advanced MSCI EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended February 28, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG Advanced MSCI EM	$1,100,000	$27,845	5.87%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced MSCI EAFE
Shares sold	2,400,000	$163,064,431	1,900,000	$119,225,528
ESG Advanced MSCI EM
Shares sold	200,000	$7,843,651	500,000	$16,886,473
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares ESG Advanced MSCI EM ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2025, is $8,021 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares ESG Advanced MSCI EAFE ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
30

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
32

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI China Multisector Tech ETF | TCHI | NASDAQ
• iShares MSCI Japan Value ETF | EWJV | NASDAQ

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Broadline Retail — 13.9%
Alibaba Group Holding Ltd.	36,400	$601,863
JD.com Inc., Class A	29,050	607,467
PDD Holdings Inc., ADR(a)	4,550	517,289
Vipshop Holdings Ltd., ADR	16,835	264,646
		1,991,265
Capital Markets — 1.5%
East Money Information Co. Ltd., Class A	49,052	156,886
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,500	62,326
		219,212
Communications Equipment — 4.2%
BYD Electronic International Co. Ltd.	42,000	272,005
Guangzhou Haige Communications Group Inc. Co., Class A	7,700	11,874
Hengtong Optic-Electric Co. Ltd., Class A	7,700	16,472
Suzhou TFC Optical Communication Co. Ltd., Class A	1,420	17,545
Yealink Network Technology Corp. Ltd., Class A	4,240	22,978
Zhongji Innolight Co. Ltd., Class A	3,540	50,017
ZTE Corp., Class A	11,900	63,503
ZTE Corp., Class H	39,200	148,522
		602,916
Consumer Finance — 1.7%
Qifu Technology Inc.	5,992	240,159
Diversified Consumer Services — 4.5%
New Oriental Education & Technology Group Inc.	76,300	364,088
TAL Education Group, ADR(a)	21,364	276,023
		640,111
Electrical Equipment — 5.9%
CNGR Advanced Material Co. Ltd., Class A	2,800	14,456
Contemporary Amperex Technology Co. Ltd., Class A	13,740	500,414
Eve Energy Co. Ltd., Class A	7,000	45,141
GEM Co. Ltd., Class A	17,500	16,344
Goneo Group Co. Ltd., Class A	2,197	22,626
Gotion High-tech Co. Ltd., Class A	5,600	17,955
Jiangsu Zhongtian Technology Co. Ltd., Class A	10,500	19,940
Ningbo Orient Wires & Cables Co. Ltd., Class A	2,492	16,316
Ningbo Sanxing Medical Electric Co. Ltd., Class A	4,200	15,803
Sieyuan Electric Co. Ltd., Class A	2,800	28,081
Sungrow Power Supply Co. Ltd., Class A	6,320	61,664
Sunwoda Electronic Co. Ltd., Class A	5,600	18,770
TBEA Co. Ltd., Class A	15,880	26,309
Zhejiang Chint Electrics Co. Ltd., Class A	6,300	20,236
Zhejiang Huayou Cobalt Co. Ltd., Class A	5,600	25,476
		849,531
Electronic Equipment, Instruments & Components — 11.4%
AAC Technologies Holdings Inc.	42,000	243,683
Accelink Technologies Co. Ltd., Class A	2,800	21,185
Avary Holding Shenzhen Co. Ltd., Class A	7,000	38,689
BOE Technology Group Co. Ltd., Class A	113,400	67,150
Chaozhou Three-Circle Group Co. Ltd., Class A	6,300	33,668
China Railway Signal & Communication Corp. Ltd., Class A	22,400	17,793
Eoptolink Technology Inc. Ltd., Class A	2,100	28,223
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	36,400	11,549
Foxconn Industrial Internet Co. Ltd., Class A	40,600	120,575
GoerTek Inc., Class A	10,500	41,148
Huagong Tech Co. Ltd., Class A	2,800	17,207
Lens Technology Co. Ltd., Class A	15,400	56,926
Lingyi iTech Guangdong Co., Class A	21,700	29,158
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Luxshare Precision Industry Co. Ltd., Class A	22,400	$133,639
Maxscend Microelectronics Co. Ltd., Class A	1,640	18,901
OFILM Group Co. Ltd., Class A(a)	10,500	19,784
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	480	12,556
Shengyi Technology Co. Ltd., Class A	7,700	30,685
Shennan Circuits Co. Ltd., Class A	1,400	25,427
Sunny Optical Technology Group Co. Ltd.	37,100	415,490
SUPCON Technology Co. Ltd., Class A	1,981	14,842
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,600	24,808
TCL Technology Group Corp., Class A	58,880	37,426
Unisplendour Corp. Ltd., Class A	9,100	37,228
Universal Scientific Industrial Shanghai Co. Ltd., Class A	5,600	13,909
Victory Giant Technology Huizhou Co. Ltd., Class A	2,800	19,981
Wingtech Technology Co. Ltd., Class A	4,200	20,063
Wuhan Guide Infrared Co. Ltd., Class A	14,068	15,425
WUS Printed Circuit Kunshan Co. Ltd., Class A	6,300	30,774
Zhejiang Dahua Technology Co. Ltd., Class A	10,500	23,781
		1,621,673
Entertainment — 6.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	7,000	14,548
China Ruyi Holdings Ltd.(a)	336,000	98,619
Kingsoft Corp. Ltd.	47,600	246,378
Mango Excellent Media Co. Ltd., Class A	6,300	22,106
NetEase Inc.	27,300	543,527
Tencent Music Entertainment Group, ADR	1,078	13,141
		938,319
Household Durables — 6.6%
Beijing Roborock Technology Co. Ltd., Class A	392	12,932
Ecovacs Robotics Co. Ltd., Class A	2,100	16,859
Gree Electric Appliances Inc. of Zhuhai, Class A	9,100	51,086
Haier Smart Home Co. Ltd., Class A	21,000	75,808
Haier Smart Home Co. Ltd., Class A	123,200	394,630
Hang Zhou Great Star Industrial Co. Ltd.	4,200	17,842
Hisense Home Appliances Group Co. Ltd., Class A	4,900	19,223
Hisense Home Appliances Group Co. Ltd., Class H	16,000	54,245
Midea Group Co. Ltd.(a)	14,700	140,447
Midea Group Co. Ltd., Class A	11,900	119,559
Sichuan Changhong Electric Co. Ltd., Class A	14,000	21,690
Zhejiang Supor Co. Ltd., Class A	1,900	13,826
		938,147
Interactive Media & Services — 15.2%
Autohome Inc., ADR	3,458	99,383
Baidu Inc., Class A(a)	50,050	545,236
Bilibili Inc., Class Z(a)	12,040	244,550
Kanzhun Ltd., ADR(a)	13,622	217,952
Kuaishou Technology(a)(b)	77,000	502,882
Kunlun Tech Co. Ltd., Class A	4,200	21,448
Tencent Holdings Ltd.	8,700	535,454
		2,166,905
IT Services — 0.4%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	2,925	25,888
Range Intelligent Computing Technology Group Co. Ltd., Class A	4,220	36,182
		62,070
Machinery — 1.8%
Haitian International Holdings Ltd.	35,000	93,511
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4,200	45,923
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Ningbo Deye Technology Co. Ltd., Class A, NVS	2,108	$26,782
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,800	19,603
Shenzhen Inovance Technology Co. Ltd., Class A	4,200	41,762
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	6,300	26,347
		253,928
Media — 0.1%
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	7,700	11,094
Semiconductors & Semiconductor Equipment — 11.9%
ACM Research Shanghai Inc., Class A	952	14,046
Advanced Micro-Fabrication Equipment Inc./China, Class A	1,800	50,779
Amlogic Shanghai Co. Ltd., Class A(a)	1,484	17,327
Bestechnic Shanghai Co. Ltd., Class A	373	17,739
Cambricon Technologies Corp. Ltd., Class A(a)	1,273	129,961
China Resources Microelectronics Ltd., Class A	4,256	27,559
CSI Solar Co. Ltd., Class A	11,802	17,863
Flat Glass Group Co. Ltd., Class A	5,600	16,728
GalaxyCore Inc., Class A, NVS	7,064	15,629
GCL Technology Holdings Ltd.(a)	1,176,000	188,512
GigaDevice Semiconductor Inc., Class A(a)	2,100	38,200
Hangzhou First Applied Material Co. Ltd., Class A	8,450	17,263
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	5,600	19,761
Hua Hong Semiconductor Ltd.(b)	35,000	155,552
Hwatsing Technology Co. Ltd., Class A, NVS	417	9,603
Hygon Information Technology Co. Ltd., Class A, NVS	7,180	159,248
Ingenic Semiconductor Co. Ltd., Class A	1,400	16,462
JA Solar Technology Co. Ltd., Class A	9,488	16,584
JCET Group Co. Ltd., Class A	5,600	28,876
Jinko Solar Co. Ltd., Class A	30,976	29,403
LONGi Green Energy Technology Co. Ltd., Class A	23,820	54,664
Loongson Technology Corp. Ltd., Class A(a)	1,400	25,603
Montage Technology Co. Ltd., Class A	3,137	33,710
National Silicon Industry Group Co. Ltd., Class A	5,000	13,848
NAURA Technology Group Co. Ltd., Class A	1,500	92,610
Nexchip Semiconductor Corp., Class A(a)	6,363	20,832
Piotech Inc., Class A, NVS	882	21,643
Rockchip Electronics Co. Ltd., Class A	1,400	30,599
Sanan Optoelectronics Co. Ltd., Class A	16,100	27,179
SG Micro Corp., Class A	1,480	18,067
Shenzhen Goodix Technology Co. Ltd., Class A	1,400	15,700
Suzhou Maxwell Technologies Co. Ltd., Class A	780	10,702
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	12,600	15,586
Tianshui Huatian Technology Co. Ltd., Class A	10,500	15,908
TongFu Microelectronics Co. Ltd., Class A	4,900	19,320
Tongwei Co. Ltd., Class A	14,000	40,561
Trina Solar Co. Ltd., Class A	7,000	16,727
Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,819	23,997
Will Semiconductor Co. Ltd. Shanghai, Class A	4,220	82,808
Xinjiang Daqo New Energy Co. Ltd., Class A	5,688	16,692
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xinyi Solar Holdings Ltd.	238,000	$101,078
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	4,200	19,090
		1,704,019
Software — 4.3%
360 Security Technology Inc., Class A	21,346	32,621
Beijing Kingsoft Office Software Inc., Class A	1,400	66,862
China National Software & Service Co. Ltd., Class A(a)	2,449	15,693
Empyrean Technology Co. Ltd., Class A, NVS	1,400	20,672
Hundsun Technologies Inc., Class A	5,620	23,720
Iflytek Co. Ltd., Class A	7,000	49,961
Jiangsu Hoperun Software Co. Ltd., Class A(a)	2,100	16,056
Kingdee International Software Group Co. Ltd.(a)	161,000	264,559
Shanghai Baosight Software Co. Ltd., Class A	7,088	31,902
Shanghai Baosight Software Co. Ltd., Class B	35,713	63,667
Yonyou Network Technology Co. Ltd., Class A(a)	10,500	22,057
		607,770
Technology Hardware, Storage & Peripherals — 9.5%
Anker Innovations Technology Co. Ltd., Class A	1,401	21,496
China Greatwall Technology Group Co. Ltd., Class A(a)	9,800	21,814
GRG Banking Equipment Co. Ltd., Class A	7,700	15,118
Huaqin Technology Co. Ltd., Class A	2,100	25,565
IEIT Systems Co. Ltd., Class A	4,900	40,226
Lenovo Group Ltd.	364,000	545,696
Ninestar Corp., Class A(a)	4,200	15,158
Shenzhen Transsion Holdings Co. Ltd., Class A	3,193	40,817
Xiaomi Corp., Class B(a)(b)	95,200	637,318
		1,363,208
Total Long-Term Investments — 99.5% (Cost: $13,962,353)		14,210,327
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	10,000	10,000
Total Short-Term Securities — 0.1% (Cost: $10,000)		10,000
Total Investments — 99.6% (Cost: $13,972,353)		14,220,327
Other Assets Less Liabilities — 0.4%		61,264
Net Assets — 100.0%		$14,281,591

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Multisector Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$13 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (b)	—	—	—	10,000	10,000	23	—
				$—	$—	$10,000		$36	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	2	03/21/25	$58	$251
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$251	$—	$—	$—	$251

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3	$—	$—	$—	$3
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$251	$—	$—	$—	$251
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$28,997
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Multisector Tech ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,716,886	$12,493,441	$—	$14,210,327
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$1,726,886	$12,493,441	$—	$14,220,327
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$251	$—	$251

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.2%
SG Holdings Co. Ltd.	38,400	$391,291
Automobile Components — 2.5%
Aisin Corp.	69,000	817,723
Bridgestone Corp.	72,300	2,818,075
Denso Corp.	84,200	1,092,110
Sumitomo Electric Industries Ltd.	91,800	1,618,031
		6,345,939
Automobiles — 13.1%
Honda Motor Co. Ltd.	578,300	5,379,723
Isuzu Motors Ltd.	69,000	913,545
Nissan Motor Co. Ltd.	250,900	718,003
Subaru Corp.	76,600	1,420,181
Suzuki Motor Corp.	129,800	1,589,543
Toyota Motor Corp.	1,216,400	22,066,182
Yamaha Motor Co. Ltd.	121,900	1,004,361
		33,091,538
Banks — 18.6%
Chiba Bank Ltd. (The)	76,600	695,273
Concordia Financial Group Ltd.	137,400	804,493
Japan Post Bank Co. Ltd.	183,000	1,847,172
Mitsubishi UFJ Financial Group Inc.	1,469,200	18,730,283
Mizuho Financial Group Inc.	304,650	8,560,787
Resona Holdings Inc.	266,600	2,085,951
Sumitomo Mitsui Financial Group Inc.	479,500	12,206,750
Sumitomo Mitsui Trust Group Inc.	84,300	2,162,124
		47,092,833
Beverages — 0.5%
Kirin Holdings Co. Ltd.	99,400	1,340,634
Broadline Retail — 0.2%
Rakuten Group Inc.(a)	69,000	427,016
Building Products — 0.3%
AGC Inc.	23,100	693,130
Capital Markets — 2.1%
Daiwa Securities Group Inc.	175,300	1,235,605
Japan Exchange Group Inc.	46,200	491,416
Nomura Holdings Inc.	380,600	2,479,595
SBI Holdings Inc.	38,700	1,128,249
		5,334,865
Chemicals — 1.2%
Asahi Kasei Corp.	167,900	1,141,305
Mitsubishi Chemical Group Corp.	160,000	812,372
Toray Industries Inc.	175,400	1,168,802
		3,122,479
Commercial Services & Supplies — 1.4%
Dai Nippon Printing Co. Ltd.	53,900	784,486
Secom Co. Ltd.	53,800	1,848,258
Toppan Holdings Inc.	31,000	917,953
		3,550,697
Construction & Engineering — 1.3%
Kajima Corp.	53,800	1,120,363
Obayashi Corp.	84,200	1,140,734
Taisei Corp.	23,100	1,044,071
		3,305,168
Consumer Staples Distribution & Retail — 0.3%
MatsukiyoCocokara & Co.	46,200	703,500
Security	Shares	Value
Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	3,818,600	$3,696,961
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	76,500	808,435
Kansai Electric Power Co. Inc. (The)	76,600	886,387
		1,694,822
Electrical Equipment — 1.5%
Mitsubishi Electric Corp.	243,500	3,779,688
Electronic Equipment, Instruments & Components — 1.6%
Kyocera Corp.	163,800	1,822,364
Murata Manufacturing Co. Ltd.	137,400	2,350,473
		4,172,837
Entertainment — 4.3%
Nintendo Co. Ltd.	140,300	10,474,343
Toho Co. Ltd./Tokyo	7,800	368,646
		10,842,989
Financial Services — 1.6%
Mitsubishi HC Capital Inc.	114,600	774,740
ORIX Corp.	152,700	3,171,125
		3,945,865
Food Products — 0.4%
MEIJI Holdings Co. Ltd.	31,000	634,271
Yakult Honsha Co. Ltd.	23,100	464,826
		1,099,097
Gas Utilities — 1.0%
Osaka Gas Co. Ltd.	46,200	1,064,066
Tokyo Gas Co. Ltd.	46,300	1,459,133
		2,523,199
Ground Transportation — 2.7%
Central Japan Railway Co.	99,400	1,956,173
East Japan Railway Co.	114,600	2,265,881
Hankyu Hanshin Holdings Inc.	30,800	804,809
Tokyu Corp.	69,000	796,846
West Japan Railway Co.	53,800	1,066,080
		6,889,789
Health Care Equipment & Supplies — 0.5%
Olympus Corp.	84,000	1,152,302
Household Durables — 2.1%
Panasonic Holdings Corp.	297,000	3,673,223
Sekisui House Ltd.	76,600	1,731,953
		5,405,176
Industrial Conglomerates — 0.3%
Sekisui Chemical Co. Ltd.	46,200	788,275
Insurance — 4.2%
Dai-ichi Life Holdings Inc.	114,600	3,398,057
Japan Post Holdings Co. Ltd.	243,800	2,602,156
Japan Post Insurance Co. Ltd.	23,100	450,231
MS&AD Insurance Group Holdings Inc.	61,500	1,293,390
Sompo Holdings Inc.	53,800	1,601,743
T&D Holdings Inc.	61,400	1,291,963
		10,637,540
Interactive Media & Services — 0.5%
LY Corp.	372,700	1,258,085
IT Services — 0.8%
NEC Corp.	11,800	1,151,815
Otsuka Corp.	15,400	336,576
SCSK Corp.	7,800	194,912
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
TIS Inc.	7,800	$216,993
		1,900,296
Leisure Products — 0.6%
Bandai Namco Holdings Inc.	46,200	1,542,117
Machinery — 2.8%
Hoshizaki Corp.	5,200	209,929
Komatsu Ltd.	114,700	3,439,969
Kubota Corp.	129,900	1,606,110
Toyota Industries Corp.	21,000	1,824,981
		7,080,989
Marine Transportation — 1.7%
Kawasaki Kisen Kaisha Ltd.	46,200	672,933
Mitsui OSK Lines Ltd.	46,200	1,707,852
Nippon Yusen KK	53,800	1,891,073
		4,271,858
Metals & Mining — 1.7%
JFE Holdings Inc.	61,200	765,222
Nippon Steel Corp.	130,000	2,885,827
Sumitomo Metal Mining Co. Ltd.	31,000	678,565
		4,329,614
Office REITs — 0.3%
Nippon Building Fund Inc.	994	821,428
Oil, Gas & Consumable Fuels — 1.5%
ENEOS Holdings Inc.	349,900	1,877,148
Idemitsu Kosan Co. Ltd.	76,660	520,848
Inpex Corp.	114,600	1,452,364
		3,850,360
Passenger Airlines — 0.2%
Japan Airlines Co. Ltd.	23,100	395,901
Personal Care Products — 0.8%
Kao Corp.	38,600	1,660,782
Shiseido Co. Ltd.	23,100	419,861
		2,080,643
Pharmaceuticals — 3.7%
Astellas Pharma Inc.	228,600	2,223,629
Eisai Co. Ltd.	31,000	891,510
Kyowa Kirin Co. Ltd.	31,000	439,074
Ono Pharmaceutical Co. Ltd.	38,500	415,232
Shionogi & Co. Ltd.	99,400	1,489,081
Takeda Pharmaceutical Co. Ltd.	137,500	3,967,878
		9,426,404
Real Estate Management & Development — 3.9%
Daito Trust Construction Co. Ltd.	7,800	810,637
Daiwa House Industry Co. Ltd.	68,900	2,268,271
Security	Shares	Value
Real Estate Management & Development (continued)
Hulic Co. Ltd.	61,300	$572,295
Mitsubishi Estate Co. Ltd.	137,400	2,020,844
Mitsui Fudosan Co. Ltd.	342,600	2,980,334
Sumitomo Realty & Development Co. Ltd.	38,600	1,346,334
		9,998,715
Semiconductors & Semiconductor Equipment — 1.4%
Renesas Electronics Corp.	213,400	3,563,034
Technology Hardware, Storage & Peripherals — 1.3%
FUJIFILM Holdings Corp.	91,800	1,868,330
Ricoh Co. Ltd.	69,000	750,036
Seiko Epson Corp.	38,600	654,455
		3,272,821
Tobacco — 1.5%
Japan Tobacco Inc.	152,600	3,810,033
Trading Companies & Distributors — 8.2%
Marubeni Corp.	183,000	2,881,519
Mitsubishi Corp.	441,300	7,372,465
Mitsui & Co. Ltd.	327,500	6,137,048
Sumitomo Corp.	137,400	3,085,444
Toyota Tsusho Corp.	76,500	1,283,148
		20,759,624
Wireless Telecommunication Services — 4.6%
KDDI Corp.	198,200	6,463,637
SoftBank Corp.	3,666,900	5,227,339
		11,690,976
Total Long-Term Investments — 99.6% (Cost: $227,649,901)		252,080,528
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(b)(c)	20,000	20,000
Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000
Total Investments — 99.6% (Cost: $227,669,901)		252,100,528
Other Assets Less Liabilities — 0.4%		1,006,549
Net Assets — 100.0%		$253,107,077

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$114 (b)	$—	$(114)	$—	$—	—	$335 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000)(b)	—	—	20,000	20,000	1,304	—
				$(114)	$—	$20,000		$1,639	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	52	03/13/25	$933	$(13,780)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$13,780	$—	$—	$—	$13,780

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(48,130)	$—	$—	$—	$(48,130)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(22,636)	$—	$—	$—	$(22,636)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,259,454
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,455,699	$250,624,829	$—	$252,080,528
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$1,475,699	$250,624,829	$—	$252,100,528
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(13,780)	$—	$(13,780)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF
ASSETS
Investments, at value—unaffiliated(a)	$14,210,327	$252,080,528
Investments, at value—affiliated(b)	10,000	20,000
Cash	9,401	6,097
Cash pledged for futures contracts	4,999	—
Foreign currency collateral pledged for futures contracts(c)	—	28,339
Foreign currency, at value(d)	66,361	203,343
Receivables:
Investments sold	639,456	5,575,425
Securities lending income—affiliated	3	163
Capital shares sold	5,601	—
Dividends—unaffiliated	2,178	385,009
Dividends—affiliated	1	49
Total assets	14,948,327	258,298,953
LIABILITIES
Payables:
Investments purchased	661,103	5,161,348
Investment advisory fees	4,007	28,728
Variation margin on futures contracts	1,626	1,800
Total liabilities	666,736	5,191,876
Commitments and contingent liabilities
NET ASSETS	$14,281,591	$253,107,077
NET ASSETS CONSIST OF
Paid-in capital	$16,329,871	$233,120,811
Accumulated earnings (loss)	(2,048,280)	19,986,266
NET ASSETS	$14,281,591	$253,107,077
NET ASSET VALUE
Shares outstanding	700,000	7,700,000
Net asset value	$20.40	$32.87
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$13,962,353	$227,649,901
(b) Investments, at cost—affiliated	$10,000	$20,000
(c) Foreign currency collateral pledged, at cost	$—	$27,283
(d) Foreign currency, at cost	$66,373	$196,994
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF
INVESTMENT INCOME
Dividends—unaffiliated	$15,234	$4,158,078
Dividends—affiliated	23	1,304
Interest—unaffiliated	94	74
Securities lending income—affiliated—net	13	335
Foreign taxes withheld	(339)	(415,808)
Total investment income	15,025	3,743,983
EXPENSES
Investment advisory	21,683	193,333
Commitment costs	37	1,343
Interest expense	—	113
Total expenses	21,720	194,789
Net investment income (loss)	(6,695)	3,549,194
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(337,427)	1,915,984
Investments—affiliated	—	(114)
Foreign currency transactions	(60)	(172,870)
Futures contracts	3	(48,130)
In-kind redemptions—unaffiliated(a)	—	3,811,419
	(337,484)	5,506,289
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,277,666	(7,900,769)
Foreign currency translations	(70)	(7,071)
Futures contracts	251	(22,636)
	2,277,847	(7,930,476)
Net realized and unrealized gain (loss)	1,940,363	(2,424,187)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,933,668	$1,125,007
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
12

Statements of Changes in Net Assets

	iShares MSCI China Multisector Tech ETF		iShares MSCI Japan Value ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(6,695)	$66,485	$3,549,194	$7,286,506
Net realized gain (loss)	(337,484)	(830,548)	5,506,289	23,128,421
Net change in unrealized appreciation (depreciation)	2,277,847	(32,237)	(7,930,476)	24,692,759
Net increase (decrease) in net assets resulting from operations	1,933,668	(796,300)	1,125,007	55,107,686
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(151,729)(b)	(292,763)	(6,634,013)(b)	(8,428,918)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,436,897	—	(12,374,596)	(954,153)
NET ASSETS
Total increase (decrease) in net assets	8,218,836	(1,089,063)	(17,883,602)	45,724,615
Beginning of period	6,062,755	7,151,818	270,990,679	225,266,064
End of period	$14,281,591	$6,062,755	$253,107,077	$270,990,679

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI China Multisector Tech ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Period From 01/25/22(a) to 08/31/22
Net asset value, beginning of period	$15.16	$17.88	$19.86	$24.81
Net investment income (loss)(b)	(0.02)	0.17	0.07	0.12
Net realized and unrealized gain (loss)(c)	5.64	(2.16)	(1.84)	(5.02)
Net increase (decrease) from investment operations	5.62	(1.99)	(1.77)	(4.90)
Distributions from net investment income(d)	(0.38)(e)	(0.73)	(0.21)	(0.05)
Net asset value, end of period	$20.40	$15.16	$17.88	$19.86
Total Return(f)
Based on net asset value	37.43%(g)	(11.40)%	(8.96)%	(19.74)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.59%(i)	0.59%	0.59%	0.59%(i)
Net investment income (loss)	(0.18)%(i)	1.01%	0.38%	0.93%(i)
Supplemental Data
Net assets, end of period (000)	$14,282	$6,063	$7,152	$7,944
Portfolio turnover rate(j)	18%	25%	23%	17%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
14

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Japan Value ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$33.46	$28.16	$23.78	$27.73	$23.22	$23.70
Net investment income(a)	0.44	0.84	0.73	0.72	0.65	0.71
Net realized and unrealized gain (loss)(b)	(0.22)	5.51	4.31	(3.88)	4.36	(0.26)
Net increase (decrease) from investment operations	0.22	6.35	5.04	(3.16)	5.01	0.45
Distributions from net investment income(c)	(0.81)(d)	(1.05)	(0.66)	(0.79)	(0.50)	(0.93)
Net asset value, end of period	$32.87	$33.46	$28.16	$23.78	$27.73	$23.22
Total Return(e)
Based on net asset value	0.82%(f)	23.04%	21.46%	(11.57)%	21.62%	1.71%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.75%(h)	2.75%	2.82%	2.74%	2.39%	2.98%
Supplemental Data
Net assets, end of period (000)	$253,107	$270,991	$225,266	$80,852	$44,361	$6,965
Portfolio turnover rate(i)	22%	31%	20%	24%	24%	35%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI China Multisector Tech	Non-diversified
MSCI Japan Value	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI China Multisector Tech	0.59%
MSCI Japan Value	0.15
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI China Multisector Tech	$5
MSCI Japan Value	94
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Japan Value	$38,587,636	$31,706,751	$2,534,639
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI China Multisector Tech	$6,993,200	$1,479,305
MSCI Japan Value	56,499,770	57,370,847
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI China Multisector Tech	$699,606	$—
MSCI Japan Value	8,993,415	23,809,667
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI China Multisector Tech	$(1,528,510)
MSCI Japan Value	(6,309,122)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI China Multisector Tech	$14,329,502	$1,530,882	$(1,639,806)	$(108,924)
MSCI Japan Value	232,115,328	31,485,144	(11,513,724)	19,971,420
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI China Multisector Tech
Shares sold	300,000	$6,436,897	—	$—
MSCI Japan Value
Shares sold	400,000	$12,749,417	4,300,000	$131,377,426
Shares redeemed	(800,000)	(25,124,013)	(4,200,000)	(132,331,579)
	(400,000)	$(12,374,596)	100,000	$(954,153)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
22

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
24

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ
• iShares MSCI China ETF | MCHI | NASDAQ
• iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
• iShares MSCI Indonesia ETF | EIDO | NYSE Arca
• iShares MSCI Peru and Global Exposure ETF | EPU | NYSE Arca
• iShares MSCI Philippines ETF | EPHE | NYSE Arca
• iShares MSCI Poland ETF | EPOL | NYSE Arca
• iShares MSCI Qatar ETF | QAT | NASDAQ
• iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca
• iShares MSCI UAE ETF | UAE | NASDAQ

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.1%
Fras-Le SA	161,003	$650,012
Mahle-Metal Leve SA	129,309	606,391
		1,256,403
Banks — 2.8%
Inter & Co. Inc., Class A, NVS	577,185	3,093,712
Broadline Retail — 0.9%
Magazine Luiza SA(a)	793,157	963,215
Capital Markets — 2.0%
Patria Investments Ltd., Class A	142,160	1,610,673
Vinci Partners Investments Ltd., Class A	64,673	644,143
		2,254,816
Commercial Services & Supplies — 2.7%
GPS Participacoes e Empreendimentos SA(b)	963,913	2,202,004
Orizon Valorizacao de Residuos SA(a)	118,707	839,144
		3,041,148
Communications Equipment — 0.5%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	234,415	513,609
Consumer Staples Distribution & Retail — 6.3%
Atacadao SA	1,505,461	1,853,811
Grupo Mateus SA	1,336,765	1,448,551
Sendas Distribuidora SA	3,220,824	3,648,807
		6,951,169
Diversified Consumer Services — 0.5%
Afya Ltd., Class A(a)(c)	35,875	601,265
Electric Utilities — 3.8%
Alupar Investimento SA	377,047	1,768,153
Transmissora Alianca de Energia Eletrica SA	441,680	2,459,842
		4,227,995
Financial Services — 8.1%
Pagseguro Digital Ltd., Class A(a)(c)	473,260	3,483,194
StoneCo Ltd., Class A(a)	599,000	5,540,750
		9,023,944
Food Products — 5.6%
Camil Alimentos SA	54,830	33,060
M Dias Branco SA	161,709	616,882
Marfrig Global Foods SA	737,726	1,707,847
Minerva SA(a)	651,792	489,316
Sao Martinho SA	370,556	1,332,394
SLC Agricola SA	422,953	1,295,945
Tres Tentos Agroindustrial SA	297,122	740,831
		6,216,275
Ground Transportation — 1.0%
Simpar SA(a)	728,799	386,207
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,160,263	750,826
		1,137,033
Health Care Providers & Services — 5.8%
Fleury SA	584,940	1,101,795
Hapvida Participacoes e Investimentos SA(a)(b)	11,688,507	4,188,896
Odontoprev SA	656,442	1,182,959
		6,473,650
Hotels, Restaurants & Leisure — 1.9%
Smartfit Escola de Ginastica e Danca SA	694,643	2,104,818
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Smartfit Escola de Ginastica e Danca SA, NVS(a)	16,156	$45,277
		2,150,095
Household Durables — 5.2%
Cury Construtora e Incorporadora SA	348,075	1,253,925
Cyrela Brazil Realty SA Empreendimentos e Participacoes	639,880	2,255,146
Direcional Engenharia SA	310,360	1,547,148
MRV Engenharia e Participacoes SA(a)	934,072	715,508
		5,771,727
Independent Power and Renewable Electricity Producers — 2.3%
Auren Energia SA	1,203,170	1,591,924
Serena Energia SA, NVS(a)	668,372	928,602
		2,520,526
Insurance — 1.0%
IRB-Brasil Resseguros SA(a)	136,055	1,089,337
Interactive Media & Services — 0.5%
VTEX, Class A(a)	121,801	584,645
Machinery — 1.0%
Marcopolo SA	488,885	477,455
Tupy SA	171,938	601,585
		1,079,040
Metals & Mining — 3.8%
Cia. Brasileira de Aluminio(a)	543,504	479,102
Cia. Siderurgica Nacional SA	1,423,286	2,059,633
Sigma Lithium Corp.(a)(c)	146,307	1,654,732
		4,193,467
Oil, Gas & Consumable Fuels — 6.3%
Brava Energia	884,247	2,704,863
Cosan SA	2,893,764	3,484,716
Petroreconcavo SA	314,960	850,036
		7,039,615
Paper & Forest Products — 0.9%
Dexco SA	978,563	939,064
Pharmaceuticals — 2.6%
Hypera SA	906,460	2,932,930
Real Estate Management & Development — 6.5%
Allos SA, NVS	905,037	2,780,756
Iguatemi SA	524,066	1,571,935
Multiplan Empreendimentos Imobiliarios SA	804,865	2,863,948
		7,216,639
Specialty Retail — 4.4%
Lojas Renner SA	2,523,728	4,856,579
Textiles, Apparel & Luxury Goods — 3.1%
Azzas 2154 SA	319,139	1,409,325
Grendene SA	748,229	710,403
Vivara Participacoes SA	309,844	897,801
Vulcabras SA	163,770	439,212
		3,456,741
Transportation Infrastructure — 3.9%
EcoRodovias Infraestrutura e Logistica SA	581,288	486,739
Santos Brasil Participacoes SA	1,131,633	2,567,852
Wilson Sons SA, NVS	473,298	1,331,230
		4,385,821
Water Utilities — 3.1%
Cia de Saneamento de Minas Gerais Copasa MG	452,311	1,787,687

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
Cia De Sanena Do Parana	354,151	$1,639,730
		3,427,417
Total Common Stocks — 87.6% (Cost: $102,056,088)		97,397,877
Preferred Stocks
Banks — 2.1%
Banco ABC Brasil SA, Preference Shares, NVS	174,361	584,002
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	480,649	881,678
Banco Pan SA, Preference Shares, NVS	729,253	876,939
		2,342,619
Chemicals — 1.6%
Braskem SA, Class A, Preference Shares, NVS	452,651	843,389
Unipar Carbocloro SA, Preference Shares, NVS	127,650	985,834
		1,829,223
Machinery — 1.8%
Marcopolo SA, Preference Shares, NVS	1,555,554	1,941,916
Metals & Mining — 5.1%
Bradespar SA, Preference Shares, NVS	606,926	1,711,204
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	393,099	498,080
Metalurgica Gerdau SA, Preference Shares, NVS	1,545,606	2,407,278
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	1,110,474	1,076,967
		5,693,529
Textiles, Apparel & Luxury Goods — 0.4%
Alpargatas SA, Preference Shares, NVS	409,701	440,482
Security	Shares	Value
Water Utilities — 0.8%
Cia. De Sanena Do Parana, Preference Shares, NVS	982,487	$894,437
Total Preferred Stocks — 11.8% (Cost: $12,115,516)		13,142,206
Total Long-Term Investments — 99.4% (Cost: $114,171,604)		110,540,083
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	3,286,898	3,288,542
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	310,000	310,000
Total Short-Term Securities — 3.3% (Cost: $3,598,542)		3,598,542
Total Investments — 102.7% (Cost: $117,770,146)		114,138,625
Liabilities in Excess of Other Assets — (2.7)%		(2,947,557)
Net Assets — 100.0%		$111,191,068

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,289,404 (a)	$—	$(862)	$—	$3,288,542	3,286,898	$153,520 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	10,000 (a)	—	—	—	310,000	310,000	6,111	—
				$(862)	$—	$3,598,542		$159,631	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Brazil Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	20	03/21/25	$962	$23,717
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$23,717	$—	$—	$—	$23,717

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(222,717)	$—	$—	$—	$(222,717)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(24,132)	$—	$—	$—	$(24,132)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,230,945
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$97,352,600	$45,277	$—	$97,397,877
Preferred Stocks	13,142,206	—	—	13,142,206
Short-Term Securities
Money Market Funds	3,598,542	—	—	3,598,542
	$114,093,348	$45,277	$—	$114,138,625

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Brazil Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$23,717	$—	$—	$23,717

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A	167,200	$432,657
AECC Aviation Power Co. Ltd., Class A	388,576	1,877,550
AviChina Industry & Technology Co. Ltd., Class H	6,108,000	3,044,677
Avicopter PLC, Class A	111,000	552,273
Kuang-Chi Technologies Co. Ltd., Class A	280,104	1,582,362
		7,489,519
Air Freight & Logistics — 0.6%
J&T Global Express Ltd.(a)	5,603,800	4,628,852
JD Logistics Inc.(a)(b)	4,828,500	8,653,411
SF Holding Co. Ltd., Class A	721,583	4,138,940
YTO Express Group Co. Ltd., Class A	555,000	1,048,704
ZTO Express Cayman Inc.	1,029,840	19,979,025
		38,448,932
Automobile Components — 0.4%
Bethel Automotive Safety Systems Co. Ltd., Class A	80,420	637,266
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	56,595	1,002,952
Fuyao Glass Industry Group Co. Ltd., Class A	277,598	2,142,588
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,554,000	10,570,409
Huayu Automotive Systems Co. Ltd., Class A	444,072	1,111,391
Huizhou Desay Sv Automotive Co. Ltd., Class A	56,000	954,404
Ningbo Tuopu Group Co. Ltd., Class A	244,540	2,141,030
Sailun Group Co. Ltd., Class A	556,261	1,202,780
Shandong Linglong Tyre Co. Ltd., Class A	222,028	533,846
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	277,500	755,782
		21,052,448
Automobiles — 5.0%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	333,000	1,549,545
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	832,500	903,203
BYD Co. Ltd., Class A	265,669	13,250,673
BYD Co. Ltd., Class H	2,563,500	122,844,730
Chongqing Changan Automobile Co. Ltd., Class A	1,178,120	2,097,608
Geely Automobile Holdings Ltd.	15,017,000	33,954,167
Great Wall Motor Co. Ltd., Class A	333,000	1,140,232
Great Wall Motor Co. Ltd., Class H	5,573,500	9,258,437
Guangzhou Automobile Group Co. Ltd., Class A	610,500	734,415
Li Auto Inc., Class A(a)(c)	3,052,580	46,798,135
NIO Inc., Class A(a)	3,575,160	16,415,620
SAIC Motor Corp. Ltd., Class A	1,110,004	2,511,616
Seres Group Co. Ltd., Class A, NVS	225,200	3,775,055
XPeng Inc., Class A(a)	3,052,572	32,616,745
Yadea Group Holdings Ltd.(b)(c)	3,330,000	5,466,479
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	1,232,000	5,565,127
		298,881,787
Banks — 11.4%
Agricultural Bank of China Ltd., Class A	12,820,500	9,027,933
Agricultural Bank of China Ltd., Class H	67,710,000	40,364,138
Bank of Beijing Co. Ltd., Class A	3,226,799	2,585,736
Bank of Changsha Co. Ltd., Class A	555,000	653,437
Bank of Chengdu Co. Ltd., Class A	555,093	1,223,058
Bank of China Ltd., Class A	5,272,500	3,906,885
Bank of China Ltd., Class H	174,270,000	99,016,095
Bank of Communications Co. Ltd., Class A	5,928,872	5,867,328
Bank of Communications Co. Ltd., Class H	21,124,200	17,921,744
Bank of Hangzhou Co. Ltd., Class A	943,528	1,866,320
Bank of Jiangsu Co. Ltd., Class A	2,664,615	3,339,585
Bank of Nanjing Co. Ltd., Class A	1,609,504	2,230,386
Security	Shares	Value
Banks (continued)
Bank of Ningbo Co. Ltd., Class A	999,395	$3,334,185
Bank of Shanghai Co. Ltd., Class A	2,053,510	2,637,772
Bank of Suzhou Co. Ltd., Class A	444,000	455,482
China CITIC Bank Corp. Ltd., Class H	21,646,800	15,947,290
China Construction Bank Corp., Class A	1,387,514	1,620,268
China Construction Bank Corp., Class H	235,875,000	200,109,064
China Everbright Bank Co. Ltd., Class A	7,048,500	3,640,561
China Everbright Bank Co. Ltd., Class H	6,743,000	2,725,794
China Merchants Bank Co. Ltd., Class A	3,108,025	17,965,035
China Merchants Bank Co. Ltd., Class H	9,450,150	55,474,817
China Minsheng Banking Corp. Ltd., Class A	5,883,070	3,330,330
China Minsheng Banking Corp. Ltd., Class H	15,065,160	7,177,223
China Zheshang Bank Co. Ltd., Class A	3,458,390	1,357,855
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,268,704	984,662
CNPC Capital Co. Ltd., Class A, NVS	1,290,900	1,124,826
Huaxia Bank Co. Ltd., Class A	2,053,561	2,034,782
Industrial & Commercial Bank of China Ltd., Class A	9,490,500	8,946,632
Industrial & Commercial Bank of China Ltd., Class H	169,830,000	120,268,893
Industrial Bank Co. Ltd., Class A	3,108,010	8,868,814
Ping An Bank Co. Ltd., Class A	2,886,055	4,572,054
Postal Savings Bank of China Co. Ltd., Class A	4,329,300	3,164,256
Postal Savings Bank of China Co. Ltd., Class H(b)	22,185,000	14,092,337
Shanghai Pudong Development Bank Co. Ltd., Class A	4,384,524	6,129,620
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,491,900	1,634,281
		675,599,478
Beverages — 1.9%
Anhui Gujing Distillery Co. Ltd., Class A	56,096	1,294,222
Anhui Gujing Distillery Co. Ltd., Class B	277,880	4,155,145
Anhui Yingjia Distillery Co. Ltd., Class A	111,700	866,543
Beijing Yanjing Brewery Co. Ltd., Class A	333,400	539,190
China Resources Beer Holdings Co. Ltd.	3,988,000	12,798,753
Chongqing Brewery Co. Ltd., Class A	55,500	429,066
Eastroc Beverage Group Co. Ltd., Class A	63,610	1,934,121
Jiangsu King's Luck Brewery JSC Ltd., Class A	166,503	1,213,413
Jiangsu Yanghe Distillery Co. Ltd., Class A	222,076	2,360,046
Kweichow Moutai Co. Ltd., Class A	185,055	38,223,481
Luzhou Laojiao Co. Ltd., Class A	222,000	3,863,713
Nongfu Spring Co. Ltd., Class H(b)	4,884,000	21,787,472
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	181,386	5,085,659
Tsingtao Brewery Co. Ltd., Class A	55,563	532,662
Tsingtao Brewery Co. Ltd., Class H	1,524,000	10,194,649
Wuliangye Yibin Co. Ltd., Class A	558,277	10,105,139
		115,383,274
Biotechnology — 1.4%
Akeso Inc.(a)(b)	1,477,000	13,934,234
BeiGene Ltd.(a)	1,886,170	40,301,026
Beijing Tiantan Biological Products Corp. Ltd., Class A	278,062	757,876
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	132,545	1,220,504
Chongqing Zhifei Biological Products Co. Ltd., Class A	375,760	1,299,380
Hualan Biological Engineering Inc., Class A	319,372	692,985
Imeik Technology Development Co. Ltd., Class A	39,521	924,679
Innovent Biologics Inc.(a)(b)(c)	3,058,500	15,948,184
Legend Biotech Corp., ADR(a)(c)	180,930	6,334,359

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Shanghai RAAS Blood Products Co. Ltd., Class A	777,000	$722,203
		82,135,430
Broadline Retail — 16.8%
Alibaba Group Holding Ltd.	39,682,568	656,139,134
CCOOP Group Co. Ltd., Class A(a)	2,649,600	1,109,032
JD.com Inc., Class A	5,994,046	125,341,926
MINISO Group Holding Ltd.	1,108,812	5,732,812
PDD Holdings Inc., ADR(a)	1,703,850	193,710,706
Vipshop Holdings Ltd., ADR	846,930	13,313,740
		995,347,350
Building Products — 0.0%
Beijing New Building Materials PLC, Class A	277,570	1,097,838
Capital Markets — 1.6%
BOC International China Co. Ltd., Class A	450,400	657,279
Caitong Securities Co. Ltd., Class A	777,000	847,406
Capital Securities Co. Ltd., Class A	277,500	808,842
Changjiang Securities Co. Ltd., Class A	832,536	736,374
China Galaxy Securities Co. Ltd., Class A	1,054,500	2,417,009
China Galaxy Securities Co. Ltd., Class H	8,627,500	8,736,877
China Great Wall Securities Co. Ltd., Class A	610,500	681,026
China International Capital Corp. Ltd., Class A	389,302	1,890,284
China International Capital Corp. Ltd., Class H(b)	3,774,000	7,167,741
China Merchants Securities Co. Ltd., Class A	1,110,068	2,760,440
CITIC Securities Co. Ltd., Class A	1,720,759	6,474,036
CITIC Securities Co. Ltd., Class H	3,943,800	11,341,652
CSC Financial Co. Ltd., Class A	666,099	2,247,844
Dongxing Securities Co. Ltd., Class A	499,511	814,343
East Money Information Co. Ltd., Class A	2,331,051	7,455,526
Everbright Securities Co. Ltd., Class A	610,599	1,476,516
Founder Securities Co. Ltd., Class A	1,298,900	1,413,809
GF Securities Co. Ltd., Class A	808,799	1,705,873
Guolian Securities Co. Ltd., Class A	389,100	606,779
Guosen Securities Co. Ltd., Class A	999,033	1,434,556
Guotai Junan Securities Co. Ltd., Class A	1,067,259	2,544,357
Guotai Junan Securities Co. Ltd., Class H(b)	1,200,000	1,835,335
Guoyuan Securities Co. Ltd., Class A	722,470	794,763
Haitong Securities Co. Ltd., Class A	1,440,459	2,055,486
Haitong Securities Co. Ltd., Class H	6,433,600	5,335,792
Hithink RoyalFlush Information Network Co. Ltd., Class A	78,287	3,252,888
Huatai Securities Co. Ltd., Class A	1,110,093	2,669,130
Huatai Securities Co. Ltd., Class H(b)	3,185,800	5,356,398
Industrial Securities Co. Ltd., Class A	1,458,792	1,199,500
Nanjing Securities Co. Ltd., Class A	444,000	506,701
Orient Securities Co. Ltd., Class A	1,054,621	1,409,633
SDIC Capital Co. Ltd., Class A	1,055,300	1,029,009
Shenwan Hongyuan Group Co. Ltd., Class A	3,707,579	2,602,174
Sinolink Securities Co. Ltd., Class A	444,000	520,415
SooChow Securities Co. Ltd., Class A	814,435	895,584
Southwest Securities Co. Ltd., Class A	1,069,700	655,629
Tianfeng Securities Co. Ltd., Class A(a)	1,332,000	833,042
Western Securities Co. Ltd., Class A	666,030	749,480
Zheshang Securities Co. Ltd., Class A	555,000	882,138
Zhongtai Securities Co. Ltd., Class A	1,110,000	963,058
		97,764,724
Chemicals — 0.5%
Ganfeng Lithium Group Co. Ltd., Class A	267,314	1,338,606
Guangzhou Tinci Materials Technology Co. Ltd., Class A	278,300	801,188
Hengli Petrochemical Co. Ltd., Class A	1,165,510	2,507,247
Security	Shares	Value
Chemicals (continued)
Hoshine Silicon Industry Co. Ltd., Class A	111,000	$821,960
Huafon Chemical Co. Ltd., Class A	874,900	994,554
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,221,570	963,293
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,000,700	1,270,155
Jiangsu Yoke Technology Co. Ltd., Class A	55,500	479,944
LB Group Co. Ltd., Class A	388,500	940,575
Meihua Holdings Group Co. Ltd., Class A	407,400	518,291
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,151,900	2,619,340
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	832,500	1,888,747
Rongsheng Petrochemical Co. Ltd., Class A	1,554,492	1,882,971
Satellite Chemical Co. Ltd., Class A	555,395	1,621,229
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	333,000	939,985
Shanghai Putailai New Energy Technology Co. Ltd., Class A	333,340	784,977
Tianqi Lithium Corp., Class A	222,000	993,877
Tongkun Group Co. Ltd., Class A	444,064	777,409
Wanhua Chemical Group Co. Ltd., Class A	444,073	4,196,264
Weihai Guangwei Composites Co. Ltd., Class A	128,340	565,025
Yunnan Energy New Material Co. Ltd., Class A	166,504	748,965
Yunnan Yuntianhua Co. Ltd., Class A	230,100	661,109
Zangge Mining Co. Ltd., Class A	297,500	1,310,533
Zhejiang Juhua Co. Ltd., Class A	389,272	1,305,633
Zhejiang Longsheng Group Co. Ltd., Class A	338,400	437,098
Zhejiang NHU Co. Ltd., Class A	444,031	1,289,821
		32,658,796
Commercial Services & Supplies — 0.0%
Shanghai M&G Stationery Inc., Class A	113,700	431,926
Zhejiang Weiming Environment Protection Co. Ltd., Class A	278,080	733,878
		1,165,804
Communications Equipment — 0.5%
BYD Electronic International Co. Ltd.(c)	1,949,000	12,622,352
Guangzhou Haige Communications Group Inc. Co., Class A	444,084	684,793
Hengtong Optic-Electric Co. Ltd., Class A	389,200	832,562
Suzhou TFC Optical Communication Co. Ltd., Class A	82,380	1,017,836
Yealink Network Technology Corp. Ltd., Class A	190,431	1,032,021
Zhongji Innolight Co. Ltd., Class A	166,527	2,352,900
ZTE Corp., Class A	584,184	3,117,416
ZTE Corp., Class H	1,887,040	7,149,661
		28,809,541
Construction & Engineering — 0.5%
China Communications Services Corp. Ltd., Class H	5,564,800	3,414,797
China Energy Engineering Corp. Ltd., Class A	4,153,200	1,312,929
China National Chemical Engineering Co. Ltd., Class A	943,595	926,162
China Railway Group Ltd., Class A	3,110,098	2,525,073
China Railway Group Ltd., Class H	9,990,000	4,928,200
China State Construction Engineering Corp. Ltd., Class A	6,216,078	4,681,041
China State Construction International Holdings Ltd.	4,440,000	6,781,210
Metallurgical Corp. of China Ltd., Class A	2,664,000	1,142,768
Power Construction Corp. of China Ltd., Class A	2,719,597	1,869,052
Sichuan Road & Bridge Group Co. Ltd., Class A	943,540	951,128
		28,532,360
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	586,791	1,873,757
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials (continued)
Anhui Conch Cement Co. Ltd., Class H	3,052,500	$8,342,757
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	171,900	304,726
China Jushi Co. Ltd., Class A	610,505	955,347
China National Building Material Co. Ltd., Class H	10,720,000	5,359,560
		16,836,147
Consumer Finance — 0.2%
Qifu Technology Inc.	284,160	11,389,133
Consumer Staples Distribution & Retail — 0.4%
Alibaba Health Information Technology Ltd.(a)(c)	13,324,000	8,604,596
JD Health International Inc.(a)(b)	2,747,250	11,954,101
Yifeng Pharmacy Chain Co. Ltd., Class A	206,066	665,243
Yonghui Superstores Co. Ltd., Class A(a)	1,324,800	976,314
		22,200,254
Distributors — 0.0%
Zhejiang China Commodities City Group Co. Ltd., Class A	788,200	1,387,533
Diversified Consumer Services — 0.5%
New Oriental Education & Technology Group Inc.(c)	3,607,590	17,214,690
TAL Education Group, ADR(a)	1,015,095	13,115,027
		30,329,717
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(b)	10,509,200	14,918,455
Electrical Equipment — 0.8%
China XD Electric Co. Ltd., Class A, NVS	751,200	696,775
CNGR Advanced Material Co. Ltd., Class A	167,086	862,618
Contemporary Amperex Technology Co. Ltd., Class A	653,719	23,808,620
Dongfang Electric Corp. Ltd., Class A	444,000	892,329
Eve Energy Co. Ltd., Class A	285,936	1,843,930
GEM Co. Ltd., Class A	610,500	570,171
Goldwind Science & Technology Co. Ltd., Class A	501,620	623,432
Goneo Group Co. Ltd., Class A	88,199	908,322
Gotion High-tech Co. Ltd., Class A	315,392	1,011,241
Jiangsu Zhongtian Technology Co. Ltd., Class A	499,500	948,593
NARI Technology Co. Ltd., Class A	1,166,088	3,757,041
Ningbo Orient Wires & Cables Co. Ltd., Class A	111,631	730,889
Ningbo Sanxing Medical Electric Co. Ltd., Class A	222,000	835,330
Shanghai Electric Group Co. Ltd., Class A(a)	1,942,801	2,183,313
Sieyuan Electric Co. Ltd., Class A	111,000	1,113,215
Sungrow Power Supply Co. Ltd., Class A	284,420	2,775,072
Sunwoda Electronic Co. Ltd., Class A	277,508	930,130
TBEA Co. Ltd., Class A	777,234	1,287,669
Zhejiang Chint Electrics Co. Ltd., Class A	333,021	1,069,676
Zhejiang Huayou Cobalt Co. Ltd., Class A	259,606	1,181,006
		48,029,372
Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings Inc.	1,942,500	11,270,324
Accelink Technologies Co. Ltd., Class A	111,000	839,840
Avary Holding Shenzhen Co. Ltd., Class A	375,600	2,075,961
BOE Technology Group Co. Ltd., Class A	5,605,500	3,319,313
Chaozhou Three-Circle Group Co. Ltd., Class A	277,577	1,483,386
China Railway Signal & Communication Corp. Ltd., Class A	915,000	726,807
Eoptolink Technology Inc. Ltd., Class A	111,000	1,491,801
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	1,554,000	493,057
Foxconn Industrial Internet Co. Ltd., Class A	1,942,586	5,769,167
GoerTek Inc., Class A	499,500	1,957,475
Huagong Tech Co. Ltd., Class A	166,500	1,023,179
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Lens Technology Co. Ltd., Class A	721,542	$2,667,164
Lingyi iTech Guangdong Co., Class A	999,213	1,342,639
Luxshare Precision Industry Co. Ltd., Class A	1,054,541	6,291,435
Maxscend Microelectronics Co. Ltd., Class A	80,552	928,358
OFILM Group Co. Ltd., Class A(a)	518,400	976,739
Shengyi Technology Co. Ltd., Class A	388,500	1,548,194
Shennan Circuits Co. Ltd., Class A	73,124	1,328,076
Sunny Optical Technology Group Co. Ltd.	1,721,600	19,280,511
SUPCON Technology Co. Ltd., Class A	119,185	892,972
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	277,500	1,229,314
TCL Technology Group Corp., Class A	3,052,760	1,940,451
Unisplendour Corp. Ltd., Class A	425,627	1,741,238
Universal Scientific Industrial Shanghai Co. Ltd., Class A	277,500	689,234
Victory Giant Technology Huizhou Co. Ltd., Class A	111,000	792,116
Wingtech Technology Co. Ltd., Class A	166,500	795,374
Wuhan Guide Infrared Co. Ltd., Class A	722,664	792,379
WUS Printed Circuit Kunshan Co. Ltd., Class A	279,118	1,363,404
Zhejiang Dahua Technology Co. Ltd., Class A	502,700	1,138,541
		76,188,449
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	5,032,000	4,186,352
CNOOC Energy Technology & Services Ltd., Class A	832,500	432,007
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	166,592	802,652
		5,421,011
Entertainment — 2.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	333,000	692,093
China Ruyi Holdings Ltd.(a)(c)	15,544,000	4,562,292
Kingsoft Corp. Ltd.	2,222,200	11,502,135
Mango Excellent Media Co. Ltd., Class A	277,580	974,003
NetEase Inc.	4,717,560	93,923,776
Tencent Music Entertainment Group, ADR	1,823,440	22,227,734
		133,882,033
Financial Services — 0.1%
Far East Horizon Ltd.	4,896,000	3,708,018
Food Products — 1.0%
Angel Yeast Co. Ltd., Class A	111,011	548,083
China Feihe Ltd.(b)	8,910,000	6,434,296
China Mengniu Dairy Co. Ltd.	7,614,000	17,402,999
Foshan Haitian Flavouring & Food Co. Ltd., Class A	666,321	3,773,034
Guangdong Haid Group Co. Ltd., Class A	256,097	1,793,490
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	169,700	491,647
Henan Shuanghui Investment & Development Co. Ltd., Class A	507,208	1,870,968
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	943,523	3,668,725
Muyuan Foods Co. Ltd., Class A	834,068	4,163,418
New Hope Liuhe Co. Ltd., Class A(a)	721,599	948,164
Tingyi Cayman Islands Holding Corp.	4,440,000	6,462,669
Want Want China Holdings Ltd.	11,656,000	7,035,150
Wens Foodstuff Group Co. Ltd., Class A	999,016	2,235,945
Yihai Kerry Arawana Holdings Co. Ltd., Class A	222,577	978,733
		57,807,321
Gas Utilities — 0.7%
Beijing Enterprises Holdings Ltd.(c)	1,110,000	3,826,474
China Gas Holdings Ltd.	6,660,000	5,790,591

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
China Resources Gas Group Ltd.	2,232,400	$7,517,732
ENN Energy Holdings Ltd.	1,942,500	12,940,465
ENN Natural Gas Co. Ltd., Class A	388,700	1,082,040
Kunlun Energy Co. Ltd.	10,012,000	10,001,947
		41,159,249
Ground Transportation — 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,270,500	5,463,974
Daqin Railway Co. Ltd., Class A	2,553,000	2,347,203
		7,811,177
Health Care Equipment & Supplies — 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	130,100	648,910
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,994,000	3,907,597
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	129,515	2,400,939
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	179,439	6,248,350
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	111,700	950,070
		14,155,866
Health Care Providers & Services — 0.3%
Aier Eye Hospital Group Co. Ltd., Class A	1,333,610	2,552,110
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	222,095	810,772
Huadong Medicine Co. Ltd., Class A	277,580	1,320,023
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	444,497	1,171,723
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,609,500	2,437,938
Sinopharm Group Co. Ltd., Class H	3,334,400	8,401,984
		16,694,550
Hotels, Restaurants & Leisure — 7.1%
H World Group Ltd., ADR	496,170	17,807,541
Haidilao International Holding Ltd.(b)	3,885,000	8,323,181
Meituan, Class B(a)(b)	12,043,540	251,457,491
Tongcheng Travel Holdings Ltd.	3,111,200	6,969,432
TravelSky Technology Ltd., Class H	2,220,000	3,085,630
Trip.com Group Ltd.(a)	1,526,284	86,318,434
Yum China Holdings Inc.	933,429	46,120,727
		420,082,436
Household Durables — 0.8%
Beijing Roborock Technology Co. Ltd., Class A	18,526	611,171
Ecovacs Robotics Co. Ltd., Class A	111,400	894,311
Gree Electric Appliances Inc. of Zhuhai, Class A	390,429	2,191,832
Haier Smart Home Co. Ltd., Class A	999,046	3,606,460
Haier Smart Home Co. Ltd., Class A	5,994,000	19,199,769
Hang Zhou Great Star Industrial Co. Ltd.	171,900	730,248
Hisense Home Appliances Group Co. Ltd., Class A	111,667	438,071
Hisense Home Appliances Group Co. Ltd., Class H	1,107,136	3,753,543
Midea Group Co. Ltd.(a)	745,700	7,124,587
Midea Group Co. Ltd., Class A	515,000	5,174,204
Oppein Home Group Inc., Class A	55,520	503,525
Sichuan Changhong Electric Co. Ltd., Class A	662,400	1,026,240
Zhejiang Supor Co. Ltd., Class A	55,596	404,551
		45,658,512
Independent Power and Renewable Electricity Producers — 1.2%
CGN Power Co. Ltd., Class A	2,275,500	1,131,842
CGN Power Co. Ltd., Class H(b)	26,156,000	8,161,575
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
China Longyuan Power Group Corp. Ltd., Class H	7,778,000	$5,986,926
China National Nuclear Power Co. Ltd., Class A	2,830,576	3,724,038
China Power International Development Ltd.	10,545,000	4,072,029
China Resources Power Holdings Co. Ltd.	4,776,599	11,047,086
China Three Gorges Renewables Group Co. Ltd., Class A	4,375,426	2,521,634
China Yangtze Power Co. Ltd., Class A	3,607,541	13,544,242
Datang International Power Generation Co. Ltd., Class A	1,914,200	731,752
GD Power Development Co. Ltd., Class A	2,719,500	1,579,637
Huadian Power International Corp. Ltd., Class A	1,332,000	1,022,442
Huaneng Lancang River Hydropower Inc., Class A	899,200	1,064,881
Huaneng Power International Inc., Class A	1,332,252	1,229,274
Huaneng Power International Inc., Class H	9,994,000	5,590,024
SDIC Power Holdings Co. Ltd., Class A	1,126,800	2,201,023
Shenergy Co. Ltd., Class A	698,338	854,134
Shenzhen Energy Group Co. Ltd., Class A	777,080	665,216
Sichuan Chuantou Energy Co. Ltd., Class A	758,062	1,556,893
Wintime Energy Group Co. Ltd., Class A, NVS	2,624,900	548,717
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,692,176	1,273,446
		68,506,811
Industrial Conglomerates — 0.2%
CITIC Ltd.	9,990,000	11,449,129
Fosun International Ltd.	6,105,000	3,458,057
		14,907,186
Insurance — 3.8%
China Life Insurance Co. Ltd., Class A	388,505	2,079,864
China Life Insurance Co. Ltd., Class H	18,376,000	35,417,819
China Pacific Insurance Group Co. Ltd., Class A	999,047	4,244,799
China Pacific Insurance Group Co. Ltd., Class H	6,452,800	19,143,636
China Taiping Insurance Holdings Co. Ltd.	3,552,124	5,240,053
New China Life Insurance Co. Ltd., Class A	314,176	2,083,215
New China Life Insurance Co. Ltd., Class H	2,220,000	7,512,301
People's Insurance Co. Group of China Ltd. (The), Class A	1,480,100	1,342,513
People's Insurance Co. Group of China Ltd. (The), Class H	20,535,000	10,134,091
PICC Property & Casualty Co. Ltd., Class H	16,650,462	27,281,554
Ping An Insurance Group Co. of China Ltd., Class A	1,609,543	11,167,992
Ping An Insurance Group Co. of China Ltd., Class H	16,451,500	97,512,184
		223,160,021
Interactive Media & Services — 18.6%
Autohome Inc., ADR	162,060	4,657,604
Baidu Inc., Class A(a)	5,605,506	61,065,365
Bilibili Inc., Class Z(a)	566,105	11,498,427
Kanzhun Ltd., ADR(a)	648,795	10,380,720
Kuaishou Technology(a)(b)	6,549,000	42,771,060
Kunlun Tech Co. Ltd., Class A	168,900	862,518
Tencent Holdings Ltd.	15,817,500	973,511,856
		1,104,747,550
IT Services — 0.1%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	166,500	1,473,649
Range Intelligent Computing Technology Group Co. Ltd., Class A	222,000	1,903,402
		3,377,051
Life Sciences Tools & Services — 0.7%
Genscript Biotech Corp.(a)	3,330,000	5,451,557
Hangzhou Tigermed Consulting Co. Ltd., Class A	55,537	432,628
Pharmaron Beijing Co. Ltd., Class A	209,925	763,973
WuXi AppTec Co. Ltd., Class A	406,139	3,422,112
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
WuXi AppTec Co. Ltd., Class H(b)	721,581	$5,524,816
Wuxi Biologics Cayman Inc.(a)(b)	8,602,500	24,936,354
		40,531,440
Machinery — 0.9%
China CSSC Holdings Ltd., Class A	674,400	2,862,412
CRRC Corp. Ltd., Class A	3,340,447	3,435,814
CRRC Corp. Ltd., Class H	10,984,000	7,299,332
FAW Jiefang Group Co. Ltd., Class A	388,500	425,449
Haitian International Holdings Ltd.	1,665,000	4,448,435
Jiangsu Hengli Hydraulic Co. Ltd., Class A	184,256	2,014,687
Ningbo Deye Technology Co. Ltd., Class A, NVS	81,568	1,036,315
Sany Heavy Industry Co. Ltd., Class A	1,211,093	3,029,793
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	113,700	796,003
Shenzhen Inovance Technology Co. Ltd., Class A	222,030	2,207,742
Sinotruk Hong Kong Ltd.	1,666,500	4,424,972
Weichai Power Co. Ltd., Class A	888,068	1,915,430
Weichai Power Co. Ltd., Class H	5,006,000	9,858,610
XCMG Construction Machinery Co. Ltd., Class A	1,852,616	2,245,738
Yutong Bus Co. Ltd., Class A	293,700	1,062,331
Zhejiang Dingli Machinery Co. Ltd., Class A	72,809	586,284
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	281,500	1,177,248
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	100,492	641,131
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,280,100	5,378,356
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,110,016	1,218,609
		56,064,691
Marine Transportation — 0.3%
Cosco Shipping Holdings Co. Ltd., Class A	1,942,550	3,641,377
Cosco Shipping Holdings Co. Ltd., Class H	6,954,100	10,231,433
Orient Overseas International Ltd.	348,500	4,665,042
		18,537,852
Media — 0.1%
China Literature Ltd.(a)(b)(c)	1,001,200	3,255,238
Focus Media Information Technology Co. Ltd., Class A	2,331,038	2,033,553
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	333,000	479,777
		5,768,568
Metals & Mining — 1.7%
Aluminum Corp. of China Ltd., Class A	1,831,500	1,811,809
Aluminum Corp. of China Ltd., Class H	9,990,000	5,854,641
Baoshan Iron & Steel Co. Ltd., Class A	3,330,693	3,236,220
Chifeng Jilong Gold Mining Co. Ltd., Class A	230,100	584,722
China Hongqiao Group Ltd.(c)	6,953,500	11,180,366
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	555,000	1,706,418
China Rare Earth Resources & Technology Co. Ltd., Class A	156,450	629,558
Citic Pacific Special Steel Group Co. Ltd., Class A	444,000	742,733
CMOC Group Ltd., Class A	2,553,000	2,346,158
CMOC Group Ltd., Class H	9,543,000	6,429,324
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	333,000	827,758
Huaibei Mining Holdings Co. Ltd., Class A	407,400	756,004
Hunan Valin Steel Co. Ltd., Class A	985,400	662,188
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	7,437,092	1,850,740
JCHX Mining Management Co. Ltd., Class A	55,500	289,538
Security	Shares	Value
Metals & Mining (continued)
Jiangxi Copper Co. Ltd., Class A	279,100	$799,332
Jiangxi Copper Co. Ltd., Class H	2,775,000	4,383,849
Jinduicheng Molybdenum Co. Ltd., Class A	563,000	771,025
MMG Ltd.(a)	9,395,200	2,752,579
Nanjing Iron & Steel Co. Ltd., Class A	721,500	475,785
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,435,300	563,126
Shandong Gold Mining Co. Ltd., Class A	499,591	1,619,644
Shandong Gold Mining Co. Ltd., Class H(b)	1,892,250	3,559,663
Shandong Nanshan Aluminum Co. Ltd., Class A	1,776,000	910,406
Shanjin International Gold Co. Ltd., Class A	389,121	872,084
Tianshan Aluminum Group Co. Ltd., Class A	721,500	838,284
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,014,600	894,796
Western Mining Co. Ltd., Class A	349,200	768,648
Western Superconducting Technologies Co. Ltd., Class A	138,764	847,663
Xiamen Tungsten Co. Ltd., Class A	166,500	440,495
Yunnan Aluminium Co. Ltd., Class A	457,500	1,018,652
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	904,800	674,171
Zhaojin Mining Industry Co. Ltd., Class H(c)	3,579,500	6,085,528
Zhongjin Gold Corp. Ltd., Class A	789,800	1,331,142
Zijin Mining Group Co. Ltd., Class A	2,775,000	5,921,966
Zijin Mining Group Co. Ltd., Class H	14,430,000	27,259,950
		101,696,965
Oil, Gas & Consumable Fuels — 2.4%
China Coal Energy Co. Ltd., Class H	4,997,000	5,169,315
China Merchants Energy Shipping Co. Ltd., Class A	1,192,500	1,031,583
China Petroleum & Chemical Corp., Class A	4,773,088	3,790,590
China Petroleum & Chemical Corp., Class H	59,941,000	31,940,001
China Shenhua Energy Co. Ltd., Class A	943,652	4,592,317
China Shenhua Energy Co. Ltd., Class H	8,330,500	31,783,117
Cosco Shipping Energy Transportation Co. Ltd., Class A	444,000	681,471
Cosco Shipping Energy Transportation Co. Ltd., Class H(c)	3,330,000	2,778,907
Guanghui Energy Co. Ltd., Class A	999,145	840,709
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	333,000	811,924
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,548,100	4,917,433
PetroChina Co. Ltd., Class A	3,219,092	3,480,133
PetroChina Co. Ltd., Class H	51,060,000	38,197,112
Shaanxi Coal Industry Co. Ltd., Class A	1,443,189	3,756,031
Shanxi Coking Coal Energy Group Co. Ltd., Class A	884,830	840,933
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	444,000	735,155
Yankuang Energy Group Co. Ltd., Class A	945,265	1,722,426
Yankuang Energy Group Co. Ltd., Class H	7,635,500	7,959,713
		145,028,870
Paper & Forest Products — 0.0%
Shandong Sun Paper Industry JSC Ltd., Class A	333,000	649,042
Passenger Airlines — 0.1%
Air China Ltd., Class A(a)	1,609,514	1,600,127
China Eastern Airlines Corp. Ltd., Class A(a)	2,719,596	1,430,235
China Southern Airlines Co. Ltd., Class A(a)	1,720,534	1,382,172
Hainan Airlines Holding Co. Ltd., Class A(a)	6,725,422	1,425,968
Juneyao Airlines Co. Ltd., Class A	333,000	599,893
Spring Airlines Co. Ltd., Class A	168,900	1,247,153
		7,685,548

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products — 0.2%
Giant Biogene Holding Co. Ltd.(b)	777,000	$6,272,413
Hengan International Group Co. Ltd.	1,665,000	4,675,399
		10,947,812
Pharmaceuticals — 0.9%
Beijing Tong Ren Tang Co. Ltd., Class A	222,688	1,103,538
Changchun High-Tech Industry Group Co. Ltd., Class A	55,896	730,681
China Resources Pharmaceutical Group Ltd.(b)	4,688,000	3,194,836
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	168,212	946,440
CSPC Innovation Pharmaceutical Co. Ltd., Class A	188,660	912,663
CSPC Pharmaceutical Group Ltd.	20,002,400	12,133,033
Dong-E-E-Jiao Co. Ltd., Class A	111,079	860,953
Hansoh Pharmaceutical Group Co. Ltd.(b)	3,056,000	7,085,842
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	111,000	414,919
Humanwell Healthcare Group Co. Ltd., Class A	222,300	607,187
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	943,580	5,956,801
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	333,084	1,142,280
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	166,531	679,302
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	248,542	474,585
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	222,065	898,992
Sino Biopharmaceutical Ltd.	25,530,000	10,599,941
Yunnan Baiyao Group Co. Ltd., Class A	249,202	1,886,573
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	91,209	2,561,640
		52,190,206
Real Estate Management & Development — 1.9%
C&D International Investment Group Ltd.	1,666,000	3,307,557
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,347,570	1,817,370
China Overseas Land & Investment Ltd.	9,435,000	17,495,457
China Resources Land Ltd.	7,770,165	26,019,143
China Resources Mixc Lifestyle Services Ltd.(b)	1,666,600	6,926,174
China Vanke Co. Ltd., Class A(a)	1,554,728	1,656,420
China Vanke Co. Ltd., Class H(a)(c)	5,494,531	4,687,055
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	2,023,600	1,052,136
KE Holdings Inc., ADR	1,710,510	38,093,058
Longfor Group Holdings Ltd.(b)	4,956,000	6,822,962
Poly Developments and Holdings Group Co. Ltd., Class A	1,776,075	2,124,354
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	222,000	790,346
Youngor Fashion Co. Ltd., Class A	626,700	709,277
		111,501,309
Semiconductors & Semiconductor Equipment — 1.3%
ACM Research Shanghai Inc., Class A	46,555	686,866
Advanced Micro-Fabrication Equipment Inc./China, Class A	90,094	2,541,627
Amlogic Shanghai Co. Ltd., Class A(a)	30,394	354,872
Cambricon Technologies Corp. Ltd., Class A(a)	60,669	6,193,740
China Resources Microelectronics Ltd., Class A	222,612	1,441,475
CSI Solar Co. Ltd., Class A	539,304	816,270
Flat Glass Group Co. Ltd., Class A	277,500	828,958
GalaxyCore Inc., Class A, NVS	313,962	694,621
GCL Technology Holdings Ltd.(a)(c)	52,725,000	8,451,783
GigaDevice Semiconductor Inc., Class A(a)	113,087	2,057,085
Hangzhou First Applied Material Co. Ltd., Class A	389,530	795,790
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	222,000	$783,393
Hua Hong Semiconductor Ltd.(b)(c)	1,662,000	7,386,482
Hygon Information Technology Co. Ltd., Class A, NVS	342,674	7,600,306
Ingenic Semiconductor Co. Ltd., Class A	55,900	657,323
JA Solar Technology Co. Ltd., Class A	499,896	873,763
JCET Group Co. Ltd., Class A	287,600	1,482,980
Jinko Solar Co. Ltd., Class A	1,665,098	1,580,518
LONGi Green Energy Technology Co. Ltd., Class A	1,110,001	2,547,317
Montage Technology Co. Ltd., Class A	193,001	2,073,957
National Silicon Industry Group Co. Ltd., Class A	438,400	1,218,084
NAURA Technology Group Co. Ltd., Class A	77,900	4,809,555
Nexchip Semiconductor Corp., Class A(a)	293,112	959,645
Piotech Inc., Class A, NVS	45,313	1,111,916
Rockchip Electronics Co. Ltd., Class A	56,300	1,230,537
Sanan Optoelectronics Co. Ltd., Class A	788,200	1,330,605
SG Micro Corp., Class A	55,530	677,862
Shenzhen Goodix Technology Co. Ltd., Class A	55,500	622,384
Suzhou Maxwell Technologies Co. Ltd., Class A	56,547	775,821
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	610,572	755,272
Tianshui Huatian Technology Co. Ltd., Class A	499,529	756,819
TongFu Microelectronics Co. Ltd., Class A	261,296	1,030,235
Tongwei Co. Ltd., Class A	666,099	1,929,842
Trina Solar Co. Ltd., Class A	334,313	798,841
Unigroup Guoxin Microelectronics Co. Ltd., Class A	112,853	960,692
Will Semiconductor Co. Ltd. Shanghai, Class A	181,245	3,556,505
Xinjiang Daqo New Energy Co. Ltd., Class A	224,850	659,840
Xinyi Solar Holdings Ltd.(c)	12,210,000	5,185,544
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	222,393	1,010,844
		79,229,969
Software — 0.5%
360 Security Technology Inc., Class A	1,000,921	1,529,604
Beijing Kingsoft Office Software Inc., Class A	64,247	3,068,327
China National Software & Service Co. Ltd., Class A(a)	145,435	931,917
Empyrean Technology Co. Ltd., Class A, NVS	55,500	819,498
Hundsun Technologies Inc., Class A	277,540	1,171,393
Iflytek Co. Ltd., Class A	357,162	2,549,197
Kingdee International Software Group Co. Ltd.(a)(c)	7,770,000	12,767,832
Shanghai Baosight Software Co. Ltd., Class A	307,100	1,382,209
Shanghai Baosight Software Co. Ltd., Class B	1,832,079	3,266,122
Yonyou Network Technology Co. Ltd., Class A(a)	499,512	1,049,332
		28,535,431
Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd., Class A	279,024	2,348,389
Chow Tai Fook Jewellery Group Ltd.	4,794,000	4,632,211
HLA Group Corp. Ltd., Class A	629,400	686,658
Pop Mart International Group Ltd.(b)	1,332,000	17,905,862
Zhongsheng Group Holdings Ltd.	1,962,500	3,202,532
		28,775,652
Technology Hardware, Storage & Peripherals — 5.2%
Anker Innovations Technology Co. Ltd., Class A	56,230	862,768
China Greatwall Technology Group Co. Ltd., Class A(a)	444,000	988,289
GRG Banking Equipment Co. Ltd., Class A	499,500	980,676
Huaqin Technology Co. Ltd., Class A	110,400	1,343,975
IEIT Systems Co. Ltd., Class A	222,016	1,822,610
Lenovo Group Ltd.	20,056,000	30,067,279
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Ninestar Corp., Class A(a)	222,026	$801,320
Shenzhen Transsion Holdings Co. Ltd., Class A	176,163	2,251,964
Xiaomi Corp., Class B(a)(b)	40,389,000	270,384,725
		309,503,606
Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd.	3,108,000	34,878,157
Bosideng International Holdings Ltd.	11,088,000	5,404,955
Li Ning Co. Ltd.	5,827,500	12,830,793
Shenzhou International Group Holdings Ltd.	2,057,500	15,067,923
		68,181,828
Tobacco — 0.1%
Smoore International Holdings Ltd.(b)(c)	4,458,000	6,652,901
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	500,600	3,867,153
Xiamen C & D Inc., Class A	390,488	553,953
		4,421,106
Transportation Infrastructure — 0.3%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	777,000	1,468,751
China Merchants Port Holdings Co. Ltd.	3,352,000	5,488,555
Jiangsu Expressway Co. Ltd., Class H	3,344,000	3,809,041
Shanghai International Airport Co. Ltd., Class A	166,799	744,537
Zhejiang Expressway Co. Ltd., Class H	4,835,000	3,595,070
		15,105,954
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.(c)	9,990,000	2,922,941
Guangdong Investment Ltd.	7,882,000	5,986,956
		8,909,897
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	4,719,527	4,054,736
Total Common Stocks — 99.5% (Cost: $6,033,286,394)		5,910,698,516
Security	Shares	Value
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(d)	73,621	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $6,033,286,394)		5,910,698,516
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	76,544,796	76,583,069
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	3,530,000	3,530,000
Total Short-Term Securities — 1.4% (Cost: $80,113,069)		80,113,069
Total Investments — 100.9% (Cost: $6,113,399,463)		5,990,811,585
Liabilities in Excess of Other Assets — (0.9)%		(53,258,992)
Net Assets — 100.0%		$5,937,552,593

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,896,524	$35,697,024 (a)	$—	$39,180	$(49,659)	$76,583,069	76,544,796	$510,727 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,560,000	970,000 (a)	—	—	—	3,530,000	3,530,000	114,468	—
				$39,180	$(49,659)	$80,113,069		$625,195	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	814	03/21/25	$23,604	$2,902,377
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,902,377	$—	$—	$—	$2,902,377

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,603,737	$—	$—	$—	$3,603,737
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$3,536,811	$—	$—	$—	$3,536,811
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$21,988,222
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$442,843,473	$5,467,855,043	$—	$5,910,698,516
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	80,113,069	—	—	80,113,069
	$522,956,542	$5,467,855,043	$—	$5,990,811,585
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,902,377	$—	$2,902,377

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.2%
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)	98,000	$117,855
Automobile Components — 2.3%
Minth Group Ltd.(b)	354,000	922,170
Nexteer Automotive Group Ltd.	392,000	253,582
Tianneng Power International Ltd.(c)	318,000	300,149
Weifu High-Technology Group Co. Ltd., Class B	63,700	108,855
		1,584,756
Automobiles — 1.5%
BAIC Motor Corp. Ltd., Class H(a)	833,068	256,582
Brilliance China Automotive Holdings Ltd.(c)	1,470,000	784,844
		1,041,426
Beverages — 0.3%
China Foods Ltd.	392,000	136,285
China Huiyuan Juice Group Ltd.(b)(d)	81,000	—
Yantai Changyu Pioneer Wine Co. Ltd., Class B	98,000	96,138
		232,423
Biotechnology — 7.3%
3SBio Inc.(a)	833,000	784,978
AIM Vaccine Co. Ltd., NVS(b)(c)	127,400	93,836
Ascentage Pharma Group International(a)(b)(c)	102,900	497,269
CanSino Biologics Inc., Class H(a)(b)	48,400	232,243
Everest Medicines Ltd.(a)(b)(c)	106,886	644,261
InnoCare Pharma Ltd.(a)(b)	312,000	369,155
Keymed Biosciences Inc.(a)(b)(c)	92,500	420,515
Lepu Biopharma Co. Ltd., Class H(a)(b)(c)	287,000	134,698
Remegen Co. Ltd., Class H(a)(b)(c)	87,000	202,141
Untrade Cteg(b)(d)	600,000	1
Zai Lab Ltd.(b)	460,500	1,630,115
		5,009,212
Building Products — 0.4%
China Lesso Group Holdings Ltd.	490,000	203,035
China State Construction Development Holdings Ltd.	294,000	67,290
		270,325
Capital Markets — 2.0%
Bairong Inc. (a)(b)	122,500	156,000
Central China Securities Co. Ltd., Class H	490,000	105,417
China Everbright Ltd.	448,000	298,830
JF SmartInvest Holdings Ltd.	53,000	233,752
Noah Holdings Ltd., ADR	18,277	206,896
Up Fintech Holding Ltd., ADR(b)	54,890	397,403
		1,398,298
Chemicals — 3.1%
China BlueChemical Ltd., Class H	686,000	181,044
China Risun Group Ltd.(c)	490,000	171,641
China XLX Fertiliser Ltd.	287,000	142,447
Dongyue Group Ltd.(c)	608,000	664,027
Fufeng Group Ltd.	733,600	510,865
Global New Material International Holdings Ltd.(b)(c)	294,000	132,986
Huabao International Holdings Ltd.(c)	392,000	104,338
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	182,293	106,746
Sinofert Holdings Ltd.	980,000	131,346
Untradelumena Newmat, NVS(b)(d)	21,700	—
		2,145,440
Commercial Services & Supplies — 1.7%
Binjiang Service Group Co. Ltd.(c)	34,359	96,091
China Everbright Environment Group Ltd.	1,715,000	726,895
Tuhu Car Inc.(a)(b)	88,100	178,986
Security	Shares	Value
Commercial Services & Supplies (continued)
Zonqing Environmental Ltd.(c)	130,000	$144,091
		1,146,063
Communications Equipment — 0.3%
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)	86,000	214,827
Construction & Engineering — 2.0%
China Conch Venture Holdings Ltd.	686,000	592,813
Greentown Management Holdings Co. Ltd.(a)	299,000	114,685
Sinopec Engineering Group Co. Ltd., Class H	661,500	496,593
Xinte Energy Co. Ltd., Class H(b)(c)	172,400	156,123
		1,360,214
Construction Materials — 1.0%
BBMG Corp., Class H	1,078,000	102,822
China Resources Building Materials Technology Holdings Ltd.	1,176,000	230,384
CSG Holding Co. Ltd., Class B	509,647	132,375
MH Development Ltd.(b)(d)	112,000	—
West China Cement Ltd.	882,000	187,447
		653,028
Consumer Finance — 1.4%
FinVolution Group, ADR	50,194	413,598
Lufax Holding Ltd., ADR	122,304	354,682
Yixin Group Ltd.(a)	1,102,500	164,485
		932,765
Consumer Staples Distribution & Retail — 1.6%
Chongqing Hongjiu Fruit Co. Ltd., Class H(b)(d)	211,280	37,817
East Buy Holding Ltd.(a)(b)(c)	196,000	326,381
Ping An Healthcare and Technology Co. Ltd.(a)(c)	406,700	412,295
Sipai Health Technology Co. Ltd., NVS(b)(c)	127,400	85,839
Sun Art Retail Group Ltd.	1,127,000	257,946
		1,120,278
Distributors — 0.5%
China Tobacco International HK Co. Ltd.	99,000	323,771
Diversified Consumer Services — 1.5%
China East Education Holdings Ltd.(a)(c)	245,000	97,191
China Education Group Holdings Ltd.(c)	490,000	153,026
Fenbi Ltd., NVS(b)(c)	416,500	134,351
Fu Shou Yuan International Group Ltd.	637,000	346,874
Tianli International Holdings Ltd.(c)	588,000	320,574
		1,052,016
Diversified REITs — 0.2%
Yuexiu REIT	1,225,000	141,854
Electrical Equipment — 0.6%
China Fiber Optic Network System Group Ltd.(b)(d)	181,600	—
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	191,312	250,084
Harbin Electric Co. Ltd., Class H	294,000	129,460
Trony Solar Holdings Co. Ltd.(b)(d)	216,000	—
		379,544
Electronic Equipment, Instruments & Components — 4.1%
Anxin-China Holdings Ltd.(b)(d)	672,000	1
BOE Varitronix Ltd.	147,000	130,996
FIH Mobile Ltd. (b)	1,470,000	168,851
Kingboard Holdings Ltd.	310,500	877,625
Kingboard Laminates Holdings Ltd.	441,000	524,204
Q Technology Group Co. Ltd.(b)	245,000	225,545
RoboSense Technology Co. Ltd.(b)	107,800	603,958
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Wasion Holdings Ltd.	252,000	$240,207
		2,771,387
Energy Equipment & Services — 0.4%
Dalipal Holdings Ltd.(c)	196,000	246,983
Entertainment — 4.1%
Alibaba Pictures Group Ltd.(b)	5,390,000	381,589
HUYA Inc., ADR	34,888	132,923
iQIYI Inc., ADR(b)(c)	222,062	461,889
Maoyan Entertainment(a)(b)(c)	215,600	209,780
NetDragon Websoft Holdings Ltd.	147,000	217,033
NetEase Cloud Music Inc.(a)(b)(c)	40,750	849,406
Untrade SMI Holdings(b)(d)	267,200	—
XD Inc.(b)	137,200	575,294
		2,827,914
Financial Services — 1.1%
CSSC Hong Kong Shipping Co. Ltd.	588,000	125,849
Genertec Universal Medical Group Co. Ltd.(a)	392,000	253,416
Haitong UniTrust International Leasing Co. Ltd., Class H(a)	686,000	81,152
SY Holdings Group Ltd.(c)	171,500	183,715
Yeahka Ltd.(b)(c)	78,400	82,216
		726,348
Food Products — 2.0%
China Modern Dairy Holdings Ltd.(c)	1,274,000	180,351
China Youran Dairy Group Ltd.(a)(b)	539,000	150,448
COFCO Joycome Foods Ltd.(b)(c)	1,274,000	224,727
Weilong Delicious Global Holdings Ltd., NVS	215,600	268,355
Yihai International Holding Ltd.	250,820	458,489
Zhou Hei Ya International Holdings Co. Ltd.(a)	465,500	108,872
		1,391,242
Gas Utilities — 0.6%
Towngas Smart Energy Co. Ltd.	479,000	190,637
Zhongyu Energy Holdings Ltd.(b)	392,000	208,676
		399,313
Ground Transportation — 0.5%
ANE Cayman Inc.(b)	294,000	254,796
Canggang Railway Ltd., NVS(c)	686,000	122,609
		377,405
Health Care Equipment & Supplies — 3.5%
AK Medical Holdings Ltd.(a)	256,000	159,030
Angelalign Technology Inc.(a)	25,400	202,255
Kangji Medical Holdings Ltd.	171,500	155,362
Lifetech Scientific Corp. (b)	1,372,000	287,984
MicroPort NeuroScientific Corp., NVS	114,000	160,795
Microport Scientific Corp.(b)(c)	432,500	413,919
Shanghai Conant Optical Co. Ltd., Class H	89,000	316,997
Shanghai MicroPort MedBot Group Co. Ltd.(b)(c)	169,000	469,144
Untrade Hosa International Ltd.(b)(d)	220,000	—
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	176,000	89,029
Zylox-Tonbridge Medical Technology Co. Ltd.(a)(b)	73,500	117,466
		2,371,981
Health Care Providers & Services — 2.3%
Adicon Holdings Ltd., NVS(b)(c)	98,000	98,415
China Resources Medical Holdings Co. Ltd.(c)	391,500	207,452
Gushengtang Holdings Ltd.(c)	86,300	385,420
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	176,400	335,632
Jinxin Fertility Group Ltd.(a)	980,000	330,549
New Horizon Health Ltd.(a)(b)(c)(d)	132,000	191,999
		1,549,467
Security	Shares	Value
Health Care Technology — 0.6%
Medlive Technology Co. Ltd.(a)	111,500	$174,912
Yidu Tech Inc. (a)(b)(c)	294,000	239,685
		414,597
Hotels, Restaurants & Leisure — 2.1%
Atour Lifestyle Holdings Ltd., ADR	15,825	485,986
China Travel International Investment Hong Kong Ltd.	980,000	126,238
DPC Dash Ltd., NVS(b)	34,300	438,180
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	1,519,000	119,144
Huangshan Tourism Development Co. Ltd., Class B	95,900	71,580
Jiumaojiu International Holdings Ltd.(a)(c)	441,000	168,118
		1,409,246
Household Durables — 1.1%
Chervon Holdings Ltd.	58,800	143,170
Skyworth Group Ltd.	490,000	162,713
TCL Electronics Holdings Ltd.	490,000	445,458
		751,341
Household Products — 0.3%
Blue Moon Group Holdings Ltd.(a)(c)	551,500	220,743
Independent Power and Renewable Electricity Producers — 1.5%
Beijing Jingneng Clean Energy Co. Ltd., Class H	686,000	166,085
Canvest Environmental Protection Group Co. Ltd.	245,000	148,672
CGN New Energy Holdings Co. Ltd.	574,000	169,018
China Datang Corp. Renewable Power Co. Ltd., Class H	1,029,000	274,261
Concord New Energy Group Ltd.	2,220,000	135,574
Xinyi Energy Holdings Ltd.(c)	980,000	100,996
		994,606
Industrial Conglomerates — 0.4%
Shanghai Industrial Holdings Ltd.	203,632	300,713
Insurance — 0.7%
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	333,200	499,552
Interactive Media & Services — 3.7%
Hello Group Inc., ADR	67,560	497,917
JOYY Inc., ADR(b)	13,190	617,160
Meitu Inc.(a)	1,396,500	855,525
Newborn Town Inc.(b)	294,000	171,734
Weibo Corp., ADR	39,895	399,349
		2,541,685
IT Services — 6.8%
Chinasoft International Ltd.(c)	1,090,000	794,389
Digital China Holdings Ltd.(c)	245,000	99,588
GDS Holdings Ltd., Class A(b)(c)	498,700	2,315,928
INESA Intelligent Tech Inc., Class B	124,542	97,854
Kingsoft Cloud Holdings Ltd.(b)(c)	982,980	1,069,719
National Agricultural Holdings Ltd., NVS(b)(d)	108,900	—
Vnet Group Inc., ADR(b)(c)	24,367	285,825
		4,663,303
Machinery — 2.7%
CIMC Enric Holdings Ltd.	281,193	248,056
First Tractor Co. Ltd., Class H	196,000	164,587
LK Technology Holdings Ltd.(c)	262,991	108,166
Lonking Holdings Ltd.	882,000	197,553
Sany Heavy Equipment International Holdings Co. Ltd.	539,000	319,701
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	95,805	113,853
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	470,340	108,357

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
UBTech Robotics Corp. Ltd.(b)	51,450	$600,233
		1,860,506
Media — 0.3%
Xinhua Winshare Publishing and Media Co. Ltd., Class H	151,000	199,690
Metals & Mining — 2.8%
China Gold International Resources Corp. Ltd.(b)	112,700	638,669
China Metal Recycling Holdings Ltd.(b)(d)	184,800	—
China Nonferrous Mining Corp Ltd.(c)	637,000	392,464
China Oriental Group Co. Ltd.	38,000	5,861
Jinchuan Group International Resources Co. Ltd.	1,372,000	92,151
Maanshan Iron & Steel Co. Ltd., Class H(b)(c)	686,000	168,664
Shougang Fushan Resources Group Ltd.	958,000	290,297
Tiangong International Co. Ltd.(c)	588,000	135,441
Untrade Real Gold Mining(b)(d)	126,000	—
Wanguo International Mining Group Ltd.	114,000	192,027
Youyuan International Holdings Ltd.(b)(d)	120,000	—
		1,915,574
Oil, Gas & Consumable Fuels — 1.0%
CGN Mining Co. Ltd.(c)	1,365,000	248,136
Kinetic Development Group Ltd.	1,176,000	167,931
Sinopec Kantons Holdings Ltd.(c)	444,000	243,779
		659,846
Paper & Forest Products — 0.7%
China Forestry Holdings Co. Ltd.(b)(d)	306,000	—
Lee & Man Paper Manufacturing Ltd.(c)	637,000	186,269
Nine Dragons Paper Holdings Ltd.(b)(c)	767,000	323,364
Qunxing Paper Holdings Co. Ltd.(b)(d)	148,000	—
Superb Summit International Group Ltd.(b)(d)	2,975	—
		509,633
Personal Care Products — 0.2%
Shanghai Chicmax Cosmetic Co. Ltd., NVS	29,400	136,609
Pharmaceuticals — 6.0%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	127,000	130,678
China Animal Healthcare Ltd.(b)(d)	140,000	—
China Medical System Holdings Ltd.(c)	630,000	666,163
China Shineway Pharmaceutical Group Ltd.	147,000	157,575
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	1,470,000	368,584
Consun Pharmaceutical Group Ltd.	196,000	201,707
Grand Pharmaceutical Group Ltd.(c)	490,000	317,599
Hua Han Health Industry Holdings Ltd.(b)(d)	505,580	1
HUTCHMED China Ltd.(b)	274,665	912,466
Luye Pharma Group Ltd. (a)(b)(c)	980,000	294,882
Sihuan Pharmaceutical Holdings Group Ltd.	1,960,000	149,142
Simcere Pharmaceutical Group Ltd.(a)	294,000	300,396
SSY Group Ltd.	588,000	238,695
Tong Ren Tang Technologies Co. Ltd., Class H	294,000	177,347
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	117,600	147,283
		4,062,518
Real Estate Management & Development — 10.9%
A-Living Smart City Services Co. Ltd.(a)	306,250	113,633
C&D Property Management Group Co. Ltd.	245,000	87,752
China Aoyuan Group Ltd.(b)	996,000	28,586
China Jinmao Holdings Group Ltd.	2,548,000	364,447
China Overseas Grand Oceans Group Ltd.	833,000	213,727
China Overseas Property Holdings Ltd.	635,000	415,088
Country Garden Services Holdings Co. Ltd.	1,029,000	751,439
Security	Shares	Value
Real Estate Management & Development (continued)
Evergrande Property Services Group Ltd.(a)(b)	2,517,500	$246,296
Gemdale Properties & Investment Corp. Ltd.(c)	2,744,000	91,696
Greentown China Holdings Ltd.	474,000	703,261
Greentown Service Group Co. Ltd.	686,000	342,965
Guangzhou R&F Properties Co. Ltd., Class H(b)	784,000	144,735
Hopson Development Holdings Ltd.(b)	534,124	220,508
Jinke Smart Services Group Co. Ltd., Class H(b)	83,300	77,226
Onewo Inc., Class H	107,800	312,390
Poly Property Group Co. Ltd.	980,000	194,369
Poly Property Services Co. Ltd., Class H	68,600	276,170
Radiance Holdings Group Co. Ltd.(b)(c)	392,000	148,694
Seazen Group Ltd.(b)	1,176,000	319,988
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	127,483	98,551
Shenzhen Investment Ltd.(c)	1,274,000	135,967
Shimao Group Holdings Ltd.(b)(c)	686,000	113,080
Shoucheng Holdings Ltd.	883,600	193,597
Shui On Land Ltd.	1,727,000	155,736
Sunac China Holdings Ltd.(b)(c)	3,270,000	957,109
Sunac Services Holdings Ltd.(a)	703,000	149,643
Yuexiu Property Co. Ltd.(c)	686,000	466,773
Yuexiu Services Group Ltd., NVS	195,500	80,227
		7,403,653
Semiconductors & Semiconductor Equipment — 1.3%
Daqo New Energy Corp., ADR(b)(c)	24,742	501,025
JinkoSolar Holding Co. Ltd., ADR	16,160	364,085
		865,110
Software — 2.3%
AsiaInfo Technologies Ltd.(a)	156,800	211,533
Beijing Fourth Paradigm Technology Co. Ltd.(b)	63,700	354,941
Ming Yuan Cloud Group Holdings Ltd.	441,000	195,917
Tuya Inc.	103,281	351,156
Weimob Inc.(a)(b)(c)	1,519,000	487,273
		1,600,820
Specialty Retail — 1.1%
Boshiwa International Holding Ltd.(b)(d)	67,000	—
Topsports International Holdings Ltd.(a)	1,029,000	446,027
XXF Group Holdings Ltd.(b)	323,000	276,191
		722,218
Technology Hardware, Storage & Peripherals — 0.5%
Legend Holdings Corp., Class H(a)(b)(c)	269,500	320,757
Textiles, Apparel & Luxury Goods — 1.4%
361 Degrees International Ltd.	392,000	205,339
China Lilang Ltd.	196,000	99,802
China Longevity Group Co. Ltd.(b)(d)	96,000	—
Fuguiniao Co. Ltd.(b)(d)	43,200	—
JNBY Design Ltd.	91,000	171,179
Xtep International Holdings Ltd.	686,000	454,758
		931,078
Tobacco — 0.6%
RLX Technology Inc., ADR	158,449	394,538
Trading Companies & Distributors — 0.1%
Huitongda Network Co. Ltd., Class H(a)(b)	44,100	87,447
Transportation Infrastructure — 3.1%
Anhui Expressway Co. Ltd., Class H	196,000	263,112
Beijing Capital International Airport Co. Ltd., Class H(b)	882,000	312,362
Cosco Shipping International Hong Kong Co. Ltd.	196,000	109,574
COSCO Shipping Ports Ltd.	626,000	351,935
Hainan Meilan International Airport Co. Ltd., Class H(b)	102,000	108,094
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure (continued)
Shenzhen International Holdings Ltd.(c)	686,000	$628,836
Sichuan Expressway Co. Ltd., Class H	294,000	127,264
Yuexiu Transport Infrastructure Ltd.	393,601	185,626
		2,086,803
Water Utilities — 0.5%
China Water Affairs Group Ltd.	404,000	312,029
Total Long-Term Investments — 99.2% (Cost: $64,877,007)		67,650,750
Short-Term Securities
Money Market Funds — 26.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	17,808,244	17,817,148
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	30,000	30,000
Total Short-Term Securities — 26.2% (Cost: $17,847,788)		17,847,148
Total Investments — 125.4% (Cost: $82,724,795)		85,497,898
Liabilities in Excess of Other Assets — (25.4)%		(17,325,839)
Net Assets — 100.0%		$68,172,059

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,718,133	$5,101,668 (a)	$—	$2,756	$(5,409)	$17,817,148	17,808,244	$403,681 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000 (a)	—	—	—	30,000	30,000	1,162	—
				$2,756	$(5,409)	$17,847,148		$404,843	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	17	03/21/25	$493	$15,111

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$15,111	$—	$—	$—	$15,111

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$78,755	$—	$—	$—	$78,755
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$21,259	$—	$—	$—	$21,259
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$346,959
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,660,822	$53,671,080	$318,848	$67,650,750
Short-Term Securities
Money Market Funds	17,847,148	—	—	17,847,148
	$31,507,970	$53,671,080	$318,848	$85,497,898
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$15,111	$—	$15,111

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI China Small-Cap ETF

in determining fair value:
Assets	Common Stocks
Opening balance, as of August 31, 2024	$608,999
Transfers into Level 3	—
Transfers out of Level 3	(119,080)
Accrued discounts/premiums	—
Net realized gain (loss)	(420,912)
Net change in unrealized appreciation (depreciation)(a)(b)	332,101
Purchases	—
Sales	(82,260)
Closing balance, as of February 28, 2025	$318,848
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025(b)	$(39,970)
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.3%
Selamat Sempurna Tbk PT	6,657,000	$689,891
Banks — 48.5%
Bank Aladin Syariah Tbk PT(a)	18,153,900	875,942
Bank Central Asia Tbk PT	110,267,990	56,192,086
Bank Jago Tbk PT(a)	9,775,200	1,037,394
Bank Mandiri Persero Tbk PT	78,413,120	21,954,033
Bank Negara Indonesia Persero Tbk PT	32,898,316	8,032,226
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,817,576	206,302
Bank Rakyat Indonesia Persero Tbk PT	143,597,554	29,436,265
Bank Tabungan Negara Persero Tbk PT	15,661,126	791,592
		118,525,840
Beverages — 0.2%
Sariguna Primatirta Tbk. PT	5,398,100	428,136
Broadline Retail — 4.7%
Bukalapak.com PT Tbk(a)	135,876,000	1,092,677
GoTo Gojek Tokopedia Tbk PT(a)	1,878,078,800	8,526,141
Mitra Adiperkasa Tbk PT	22,629,800	1,962,298
		11,581,116
Capital Markets — 0.7%
Pacific Strategic Financial Tbk PT(a)	22,995,200	1,643,505
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		1,643,505
Chemicals — 4.4%
Avia Avian Tbk PT	22,658,500	498,610
Barito Pacific Tbk PT	57,598,555	2,734,097
Chandra Asri Pacific Tbk PT	16,321,352	6,595,480
ESSA Industries Indonesia Tbk PT	19,083,800	841,833
		10,670,020
Construction & Engineering — 0.3%
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	414,745
Wijaya Karya Persero Tbk PT(a)	20,339,300	250,254
		664,999
Construction Materials — 0.9%
Indocement Tunggal Prakarsa Tbk PT	3,372,044	916,657
Semen Indonesia Persero Tbk PT	8,975,441	1,263,199
		2,179,856
Consumer Finance — 0.4%
BFI Finance Indonesia Tbk PT	18,949,400	962,239
Consumer Staples Distribution & Retail — 2.4%
Midi Utama Indonesia Tbk PT, NVS	23,339,700	492,696
Sumber Alfaria Trijaya Tbk PT	41,153,000	5,460,591
		5,953,287
Diversified Telecommunication Services — 5.1%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	46,571,000	1,462,010
Telkom Indonesia Persero Tbk PT	77,025,890	11,024,892
		12,486,902
Electronic Equipment, Instruments & Components — 0.1%
Metrodata Electronics Tbk PT	8,614,800	300,987
Entertainment — 0.4%
MD Entertainment Tbk PT	4,871,400	1,048,908
Food Products — 6.7%
Astra Agro Lestari Tbk PT	820,600	267,264
Charoen Pokphand Indonesia Tbk PT	17,042,725	4,306,937
Security	Shares	Value
Food Products (continued)
Cisarua Mountain Dairy PT TBK	2,961,800	$814,585
Indofood CBP Sukses Makmur Tbk PT	5,531,654	3,486,477
Indofood Sukses Makmur Tbk PT	10,192,830	4,380,212
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	15,391,000	1,732,874
Sawit Sumbermas Sarana Tbk PT(a)	9,141,500	923,523
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,679,200	486,498
		16,398,370
Gas Utilities — 1.0%
Perusahaan Gas Negara Tbk PT	27,749,307	2,523,865
Health Care Providers & Services — 1.1%
Medikaloka Hermina Tbk PT	15,439,300	1,271,088
Mitra Keluarga Karyasehat Tbk PT	9,802,400	1,391,718
		2,662,806
Industrial Conglomerates — 3.8%
Astra International Tbk PT	34,204,330	9,353,641
Insurance — 0.3%
Panin Financial Tbk PT(a)	38,862,778	727,724
Marine Transportation — 0.4%
Transcoal Pacific Tbk PT	2,442,200	997,944
Media — 0.4%
Elang Mahkota Teknologi Tbk PT	31,243,000	1,029,332
Metals & Mining — 5.5%
Amman Mineral Internasional PT(a)	14,375,784	5,687,762
Aneka Tambang Tbk	22,448,454	2,153,181
Bumi Resources Minerals Tbk PT(a)	136,107,700	2,921,511
Merdeka Copper Gold Tbk PT(a)	23,350,806	1,979,396
Vale Indonesia Tbk PT(a)	4,036,800	709,117
		13,450,967
Oil, Gas & Consumable Fuels — 5.8%
Adaro Energy Indonesia Tbk PT	31,023,639	3,887,170
AKR Corporindo Tbk PT	21,624,900	1,618,642
Bukit Asam Tbk PT	11,082,200	1,735,984
Bumi Resources Tbk PT(a)	266,006,000	1,511,565
Harum Energy Tbk PT(a)	7,670,000	321,511
Indika Energy Tbk PT	5,569,300	448,433
Indo Tambangraya Megah Tbk PT	1,113,400	1,591,531
Medco Energi Internasional Tbk PT	18,398,286	1,114,462
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	1,474,596	1,990,771
		14,220,069
Paper & Forest Products — 1.1%
Indah Kiat Pulp & Paper Tbk PT	5,972,900	1,695,563
Pabrik Kertas Tjiwi Kimia Tbk PT	3,622,800	1,029,278
		2,724,841
Personal Care Products — 0.4%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	26,255,037	878,863
Pharmaceuticals — 1.3%
Kalbe Farma Tbk PT	49,312,085	3,212,126
Real Estate Management & Development — 1.6%
Bumi Serpong Damai Tbk PT(a)	16,144,222	808,185
Ciputra Development Tbk PT	26,004,213	1,247,995
Hanson International Tbk PT(a)(b)	372,896,535	—
Pakuwon Jati Tbk PT	47,239,677	1,073,448
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Rimo International Lestari Tbk PT(a)(b)	54,096,000	$—
Summarecon Agung Tbk PT	34,703,986	783,776
		3,913,404
Specialty Retail — 0.9%
Aspirasi Hidup Indonesia Tbk PT	23,100,579	899,065
Map Aktif Adiperkasa PT	23,799,400	1,148,343
		2,047,408
Tobacco — 0.2%
Gudang Garam Tbk PT(a)	910,700	579,486
Transportation Infrastructure — 0.5%
Jasa Marga Persero Tbk PT	6,091,808	1,308,012
Wireless Telecommunication Services — 0.7%
XL Axiata Tbk PT	12,665,100	1,689,168
Total Long-Term Investments — 100.1% (Cost: $391,952,880)		244,853,712
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	410,000	$410,000
Total Short-Term Securities — 0.2% (Cost: $410,000)		410,000
Total Investments — 100.3% (Cost: $392,362,880)		245,263,712
Liabilities in Excess of Other Assets — (0.3)%		(749,785)
Net Assets — 100.0%		$244,513,927

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$320,000	$90,000 (a)	$—	$—	$—	$410,000	410,000	$6,607	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(17,452)	$—	$—	$—	$(17,452)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,308,720
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Indonesia ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$43,496,080	$200,942,887	$414,745	$244,853,712
Short-Term Securities
Money Market Funds	410,000	—	—	410,000
	$43,906,080	$200,942,887	$414,745	$245,263,712
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Peru and Global Exposure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 27.6%
Banco BBVA Peru SA	4,077,013	$1,593,621
Credicorp Ltd.	89,756	16,427,143
Intercorp Financial Services Inc.	53,575	1,716,543
		19,737,307
Broadline Retail — 2.7%
Falabella SA	497,619	1,949,190
Construction Materials — 2.0%
Cementos Pacasmayo SAA	1,233,612	1,423,141
Consumer Staples Distribution & Retail — 2.2%
InRetail Peru Corp.(a)	54,163	1,543,645
Diversified Consumer Services — 2.6%
Laureate Education Inc.(b)	93,772	1,869,814
Electric Utilities — 2.4%
Interconexion Electrica SA ESP	337,970	1,685,855
Food Products — 1.2%
Casa Grande SAA	276,244	891,569
Health Care Providers & Services — 1.8%
Auna SA, Class A(b)	150,762	1,301,076
Metals & Mining — 47.4%
Cia. de Minas Buenaventura SAA, ADR	257,171	3,278,930
Corp. Aceros Arequipa SA, NVS	1,365,353	374,323
Fortuna Mining Corp.(b)	367,044	1,585,640
Hochschild Mining PLC(b)	1,116,570	2,599,534
MMG Ltd.(b)	4,812,000	1,409,806
Pan American Silver Corp.	80,539	1,917,794
Sociedad Minera Cerro Verde SAA	67,554	2,732,559
Southern Copper Corp.	171,003	15,207,297
Triple Flag Precious Metals Corp.	107,292	1,753,901
Volcan Cia. Minera SAA, Class B, NVS(b)	19,411,498	1,011,674
Security	Shares	Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.	29,350	$2,026,454
		33,897,912
Real Estate Management & Development — 2.5%
Parque Arauco SA	999,565	1,807,455
Trading Companies & Distributors — 2.9%
Ferreycorp SAA	2,470,657	2,038,761
Transportation Infrastructure — 1.2%
Inversiones Portuarias Chancay SAA, NVS(b)	17,988,068	878,896
Wireless Telecommunication Services — 1.8%
Empresa Nacional de Telecomunicaciones SA	403,020	1,279,367
Total Long-Term Investments — 98.3% (Cost: $70,861,338)		70,303,988
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	180,000	180,000
Total Short-Term Securities — 0.2% (Cost: $180,000)		180,000
Total Investments — 98.5% (Cost: $71,041,338)		70,483,988
Other Assets Less Liabilities — 1.5%		1,054,444
Net Assets — 100.0%		$71,538,432

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$90,000	$90,000 (a)	$—	$—	$—	$180,000	180,000	$3,240	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	14	03/21/25	$768	$(1,189)

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Peru and Global Exposure ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,189	$—	$—	$—	$1,189

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,625	$—	$—	$—	$1,625
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,610)	$—	$—	$—	$(7,610)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$520,100
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,207,826	$7,096,162	$—	$70,303,988
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$63,387,826	$7,096,162	$—	$70,483,988
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,189)	$—	$—	$(1,189)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Philippines ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 25.2%
Bank of the Philippine Islands	3,665,705	$7,857,001
BDO Unibank Inc.	4,200,928	10,865,874
Metropolitan Bank & Trust Co.	3,226,954	3,993,577
		22,716,452
Chemicals — 1.2%
D&L Industries Inc.	11,224,800	1,064,559
Consumer Staples Distribution & Retail — 2.8%
Puregold Price Club Inc.	3,593,260	1,722,509
Robinsons Retail Holdings Inc.	1,408,500	850,067
		2,572,576
Diversified Telecommunication Services — 2.0%
Converge Information and Communications Technology Solutions Inc.	6,621,300	1,773,931
Electric Utilities — 5.8%
Manila Electric Co.	486,420	4,109,942
Synergy Grid & Development Phils Inc.	6,072,400	1,124,586
		5,234,528
Food Products — 6.0%
Century Pacific Food Inc.	3,470,100	2,417,417
Monde Nissin Corp.(a)	7,716,000	1,004,540
Universal Robina Corp.	1,706,738	1,954,430
		5,376,387
Hotels, Restaurants & Leisure — 7.8%
Bloomberry Resorts Corp.(b)	11,890,865	654,383
DigiPlus Interactive Corp.	3,729,600	2,238,307
Jollibee Foods Corp.	929,161	4,120,881
		7,013,571
Independent Power and Renewable Electricity Producers — 0.2%
ACEN Corp.	3,999,663	212,258
Industrial Conglomerates — 16.2%
Alliance Global Group Inc.	10,790,239	1,209,407
Ayala Corp.	162,208	1,548,456
DMCI Holdings Inc.	8,729,300	1,685,876
GT Capital Holdings Inc.	264,566	2,323,899
JG Summit Holdings Inc.	5,315,561	1,458,537
LT Group Inc.	7,872,600	1,578,467
SM Investments Corp.	362,586	4,795,305
		14,599,947
Security	Shares	Value
Office REITs — 0.3%
AREIT Inc.	324,000	$227,947
Oil, Gas & Consumable Fuels — 2.0%
Semirara Mining & Power Corp., Class A	2,774,200	1,786,720
Real Estate Management & Development — 11.6%
Ayala Land Inc.	5,254,250	1,968,949
Megaworld Corp.	39,271,960	1,180,318
Robinsons Land Corp.	3,150,006	651,076
SM Prime Holdings Inc.	17,275,935	6,661,228
		10,461,571
Specialty Retail — 0.8%
Wilcon Depot Inc.	5,597,300	763,731
Transportation Infrastructure — 12.0%
International Container Terminal Services Inc.	1,800,553	10,860,602
Water Utilities — 1.9%
Manila Water Co. Inc.	3,279,229	1,696,372
Wireless Telecommunication Services — 4.1%
PLDT Inc.	161,994	3,717,585
Total Long-Term Investments — 99.9% (Cost: $115,052,744)		90,078,737
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	80,000	80,000
Total Short-Term Securities — 0.1% (Cost: $80,000)		80,000
Total Investments — 100.0% (Cost: $115,132,744)		90,158,737
Other Assets Less Liabilities — 0.0%		44,252
Net Assets — 100.0%		$90,202,989

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$—	$(100,000)(a)	$—	$—	$80,000	80,000	$2,366	$—

(a)	Represents net amount purchased (sold).

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Philippines ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	03/21/25	$110	$239
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$239	$—	$—	$—	$239

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,772	$—	$—	$—	$3,772
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(518)	$—	$—	$—	$(518)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$82,090
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$52,604,300	$37,474,437	$—	$90,078,737
Short-Term Securities
Money Market Funds	80,000	—	—	80,000
	$52,684,300	$37,474,437	$—	$90,158,737
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Philippines ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$239	$—	$—	$239

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Poland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 35.4%
Alior Bank SA	228,950	$5,386,992
Bank Handlowy w Warszawie SA	34,336	925,213
Bank Millennium SA(a)	1,557,262	4,470,388
Bank Polska Kasa Opieki SA	433,084	18,316,350
mBank SA(a)	36,691	6,780,750
Powszechna Kasa Oszczednosci Bank Polski SA	2,039,753	34,886,887
Santander Bank Polska SA	77,315	10,029,587
		80,796,167
Broadline Retail — 4.5%
Allegro.eu SA (a)(b)	1,194,918	8,266,062
Pepco Group NV(a)	495,119	2,059,945
		10,326,007
Capital Markets — 1.3%
XTB SA(b)	187,387	3,063,881
Chemicals — 0.4%
Grupa Azoty SA(a)(c)	196,020	995,420
Construction & Engineering — 1.9%
Budimex SA	32,596	4,382,779
Consumer Finance — 2.0%
KRUK SA	44,308	4,492,762
Consumer Staples Distribution & Retail — 5.8%
Dino Polska SA(a)(b)(c)	85,228	10,471,051
Zabka Group SA(a)	500,443	2,761,669
		13,232,720
Diversified Telecommunication Services — 1.5%
Orange Polska SA	1,726,753	3,519,672
Electric Utilities — 4.3%
Enea SA(a)	737,066	2,503,563
PGE Polska Grupa Energetyczna SA(a)	2,330,209	4,130,681
Tauron Polska Energia SA(a)(c)	2,832,615	3,089,980
		9,724,224
Entertainment — 3.8%
CD Projekt SA	157,515	8,672,439
Hotels, Restaurants & Leisure — 0.5%
AmRest Holdings SE(c)	254,580	1,047,321
Insurance — 8.4%
Powszechny Zaklad Ubezpieczen SA	1,424,876	19,052,089
Media — 1.1%
Cyfrowy Polsat SA(a)(c)	710,895	2,445,024
Security	Shares	Value
Metals & Mining — 6.7%
Grupa Kety SA	24,609	$4,904,652
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	186,749	1,157,205
KGHM Polska Miedz SA	290,669	9,311,260
		15,373,117
Oil, Gas & Consumable Fuels — 9.3%
ORLEN SA	1,366,549	21,332,000
Professional Services — 1.7%
Benefit Systems SA	5,331	3,821,836
Software — 2.1%
Asseco Poland SA	137,498	4,708,501
Specialty Retail — 3.1%
Auto Partner SA	255,697	1,327,426
CCC SA(a)	120,627	5,651,090
		6,978,516
Textiles, Apparel & Luxury Goods — 4.6%
LPP SA	2,309	10,431,525
Total Long-Term Investments — 98.4% (Cost: $233,926,567)		224,396,000
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	8,026,025	8,030,038
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	1,390,000	1,390,000
Total Short-Term Securities — 4.1% (Cost: $9,420,061)		9,420,038
Total Investments — 102.5% (Cost: $243,346,628)		233,816,038
Liabilities in Excess of Other Assets — (2.5)%		(5,683,082)
Net Assets — 100.0%		$228,132,956

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Poland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,033,721	$—	$(11,002,473)(a)	$(1,105)	$(105)	$8,030,038	8,026,025	$81,229 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,260,000	—	(2,870,000)(a)	—	—	1,390,000	1,390,000	41,868	—
				$(1,105)	$(105)	$9,420,038		$123,097	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WIG20 Index	280	03/21/25	$3,590	$400,583
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$400,583	$—	$—	$—	$400,583

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(82,647)	$—	$—	$—	$(82,647)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$397,327	$—	$—	$—	$397,327
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,765,970
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,339,707	$213,056,293	$—	$224,396,000
Short-Term Securities
Money Market Funds	9,420,038	—	—	9,420,038
	$20,759,745	$213,056,293	$—	$233,816,038
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$400,583	$—	$400,583

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Qatar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.6%
Gulf Warehousing Co.	439,286	$363,746
Banks — 53.9%
Commercial Bank PSQC (The)	2,352,724	2,918,894
Doha Bank QPSC	2,330,832	1,242,408
Dukhan Bank	1,681,321	1,696,338
Lesha Bank LLC	1,044,646	372,059
Masraf Al Rayan QSC	4,446,557	2,835,058
Qatar International Islamic Bank QSC	883,068	2,590,239
Qatar Islamic Bank QPSC	1,540,269	8,803,020
Qatar National Bank QPSC	3,219,891	14,660,600
		35,118,616
Chemicals — 3.1%
Mesaieed Petrochemical Holding Co.	5,134,627	2,012,586
Construction & Engineering — 0.8%
Estithmar Holding QPSC(a)	948,112	544,238
Construction Materials — 1.2%
Qatar National Cement Co. QSC	456,055	442,359
Qatari Investors Group QSC	722,415	333,411
		775,770
Consumer Staples Distribution & Retail — 0.8%
Al Meera Consumer Goods Co. QSC	134,782	544,017
Diversified Telecommunication Services — 3.9%
Ooredoo QPSC	745,725	2,545,465
Energy Equipment & Services — 1.5%
Gulf International Services QSC	1,079,358	977,582
Financial Services — 0.5%
Salam International Investment Ltd. QSC	1,617,504	312,898
Food Products — 0.5%
Baladna	1,045,122	358,818
Health Care Providers & Services — 0.6%
Medicare Group	310,790	371,810
Security	Shares	Value
Industrial Conglomerates — 8.7%
Aamal Co.(a)	2,412,526	$613,843
Industries Qatar QSC	1,329,299	4,825,591
Mannai Corp. QSC	232,300	245,390
		5,684,824
IT Services — 0.4%
Meeza QSTP LLC, NVS	342,965	287,306
Marine Transportation — 3.8%
Qatar Navigation QSC	867,380	2,510,903
Metals & Mining — 1.5%
Qatar Aluminum Manufacturing Co.	2,761,517	953,985
Multi-Utilities — 2.6%
Qatar Electricity & Water Co. QSC	415,208	1,689,607
Oil, Gas & Consumable Fuels — 7.8%
Qatar Fuel QSC	538,550	2,123,493
Qatar Gas Transport Co. Ltd.	2,390,722	2,951,954
		5,075,447
Real Estate Management & Development — 4.4%
Barwa Real Estate Co.	2,021,583	1,581,455
Ezdan Holding Group QSC(a)	1,904,785	521,952
Mazaya Real Estate Development QPSC	1,371,026	216,011
United Development Co. QSC	1,870,088	535,309
		2,854,727
Wireless Telecommunication Services — 1.5%
Vodafone Qatar QSC	1,814,400	970,813
Total Investments — 98.1% (Cost: $49,703,179)		63,953,158
Other Assets Less Liabilities — 1.9%		1,243,868
Net Assets — 100.0%		$65,197,026

(a)	Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$150,000	$—	$(150,000)(b)	$—	$—	$—	—	$579	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Qatar ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	21	03/21/25	$1,151	$(36,668)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$36,668	$—	$—	$—	$36,668

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$243	$—	$—	$—	$243
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(36,340)	$—	$—	$—	$(36,340)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$575,663
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,958,334	$37,994,824	$—	$63,953,158
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Qatar ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(36,668)	$—	$—	$(36,668)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
SAL Saudi Logistics Services	42,091	$2,746,589
Banks — 35.7%
Al Rajhi Bank	3,312,578	88,164,384
Alinma Bank	2,154,470	17,407,769
Arab National Bank	1,582,700	9,126,812
Bank AlBilad	1,074,293	10,891,101
Bank Al-Jazira(a)	880,050	4,163,140
Banque Saudi Fransi	2,153,471	9,810,451
Riyad Bank	2,581,567	20,288,345
Saudi Awwal Bank	1,768,376	16,766,480
Saudi Investment Bank (The)	1,073,877	4,136,575
Saudi National Bank (The)	4,946,188	46,193,918
		226,948,975
Building Products — 0.2%
Bawan Co.	51,794	759,585
Saudi Ceramic Co.(a)	86,343	650,299
		1,409,884
Capital Markets — 0.7%
Saudi Tadawul Group Holding Co.	84,183	4,742,120
Chemicals — 8.4%
Advanced Petrochemical Co.(a)	224,496	1,604,270
Alujain Corp.(a)	58,991	526,901
National Industrialization Co.(a)	574,843	1,422,924
SABIC Agri-Nutrients Co.	381,565	11,010,494
Sahara International Petrochemical Co.	630,201	3,592,623
Saudi Aramco Base Oil Co.	70,636	1,946,022
Saudi Basic Industries Corp.	1,502,957	24,846,901
Saudi Industrial Investment Group	651,216	2,896,796
Saudi Kayan Petrochemical Co.(a)	992,465	1,607,390
Yanbu National Petrochemical Co.	422,589	3,931,901
		53,386,222
Commercial Services & Supplies — 0.4%
Catrion Catering Holding Co.	70,700	2,559,713
Construction & Engineering — 0.1%
Al Babtain Power & Telecommunication Co.	55,214	670,483
Construction Materials — 1.5%
Arabian Cement Co./Saudi Arabia	86,343	579,027
City Cement Co.	120,878	623,832
Eastern Province Cement Co.	74,250	672,207
Northern Region Cement Co.	155,412	389,535
Qassim Cement Co. (The)	95,415	1,312,805
Riyadh Cement Co.	93,635	895,079
Saudi Cement Co.	130,068	1,432,368
Southern Province Cement Co.	111,000	943,576
Yamama Cement Co.	172,315	1,658,477
Yanbu Cement Co.	135,980	821,616
		9,328,522
Consumer Finance — 0.1%
Nayifat Finance Co.	103,603	389,243
Consumer Staples Distribution & Retail — 1.1%
Abdullah Al Othaim Markets Co.	777,145	2,109,521
Al-Dawaa Medical Services Co.	52,411	1,018,697
Almunajem Foods Co.	31,704	795,844
BinDawood Holding Co.	503,518	891,612
Nahdi Medical Co.	68,399	2,147,551
		6,963,225
Security	Shares	Value
Diversified Consumer Services — 0.3%
Ataa Educational Co.	36,338	$689,882
National Co. for Learning & Education	30,166	1,381,895
		2,071,777
Diversified REITs — 0.3%
Al Rajhi REIT	461,366	1,022,536
Jadwa REIT Saudi Fund	312,214	830,839
		1,853,375
Diversified Telecommunication Services — 6.5%
Etihad Atheeb Telecommunication Co.	29,353	772,867
Saudi Telecom Co.	3,359,433	40,533,916
		41,306,783
Electric Utilities — 1.0%
Saudi Electricity Co.	1,461,480	6,478,647
Electrical Equipment — 0.3%
Electrical Industries Co.	960,153	1,779,341
Energy Equipment & Services — 0.4%
Ades Holding Co.	594,048	2,720,093
Financial Services — 0.1%
Saudi Advanced Industries Co.	51,794	488,671
Food Products — 3.5%
Al Jouf Agricultural Development Co.	26,055	378,147
Almarai Co. JSC	860,884	13,022,638
First Milling Co., NVS	29,337	495,431
Halwani Brothers Co.(a)	21,799	317,055
Modern Mills Co.	43,247	465,498
National Agriculture Development Co. (The)(a)	260,300	1,750,659
Saudia Dairy & Foodstuff Co.	27,929	2,308,613
Savola Group (The)(a)	257,658	2,442,403
Sinad Holding Co.(a)	109,118	393,342
Tanmiah Food Co.	10,602	349,738
		21,923,524
Gas Utilities — 0.3%
National Gas & Industrialization Co.	64,729	1,781,191
Ground Transportation — 0.5%
Lumi Rental Co.(a)	29,070	591,008
Saudi Public Transport Co.(a)	107,918	534,142
Theeb Rent A Car Co.	37,117	734,363
United International Transportation Co.	61,827	1,293,179
		3,152,692
Health Care Providers & Services — 3.8%
Al Hammadi Holding	137,499	1,587,528
Dallah Healthcare Co.	60,254	2,316,782
Dr Sulaiman Al Habib Medical Services Group Co.	153,798	11,507,271
Middle East Healthcare Co.(a)	71,789	1,467,916
Mouwasat Medical Services Co.	171,873	3,880,630
National Medical Care Co.	38,672	1,759,102
Saudi Chemical Co. Holding	726,127	1,791,913
		24,311,142
Hotels, Restaurants & Leisure — 0.9%
Alamar Foods, NVS	17,960	382,396
Herfy Food Services Co.(a)	45,583	291,726
Jahez International Co.(a)	180,326	1,726,183
Leejam Sports Co. JSC	45,091	1,935,752
Seera Group Holding(a)	258,803	1,630,744
		5,966,801
Independent Power and Renewable Electricity Producers — 4.0%
ACWA Power Co.	257,300	25,470,889
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.5%
Astra Industrial Group	68,603	$3,358,534
Insurance — 2.8%
Al Rajhi Co. for Co-operative Insurance(a)	70,152	3,116,143
Bupa Arabia for Cooperative Insurance Co.	144,689	6,574,142
Co. for Cooperative Insurance (The)	128,905	4,986,029
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	90,658	631,329
Rasan Information Technology Co.(a)	41,588	945,913
Saudi Reinsurance Co.(a)	76,930	1,036,593
Walaa Cooperative Insurance Co.(a)	110,124	695,341
		17,985,490
IT Services — 2.6%
Al Moammar Information Systems Co.(a)	25,890	945,772
Arabian Internet & Communications Services Co.	35,573	3,029,363
Elm Co.	42,148	11,955,817
Perfect Presentation For Commercial Services Co., NVS(a)	158,578	593,380
		16,524,332
Media — 0.7%
Arabian Contracting Services Co.(a)	29,064	1,137,022
Saudi Research & Media Group(a)	63,124	3,451,486
		4,588,508
Metals & Mining — 4.6%
Al Masane Al Kobra Mining Co.	63,362	1,054,269
East Pipes Integrated Co. for Industry, NVS	22,191	964,919
Saudi Arabian Mining Co.(a)	2,202,525	26,753,652
Saudi Steel Pipe Co.	35,935	632,605
		29,405,445
Oil, Gas & Consumable Fuels — 10.5%
Saudi Arabian Oil Co.(b)	9,260,656	66,936,253
Paper & Forest Products — 0.2%
Middle East Paper Co.(a)	74,827	682,305
Saudi Paper Manufacturing Co.	31,993	562,179
		1,244,484
Pharmaceuticals — 0.5%
Jamjoom Pharmaceuticals Factory Co., NVS	36,830	1,708,775
Middle East Pharmaceutical Co.	10,563	372,537
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	103,603	827,152
		2,908,464
Professional Services — 0.2%
Maharah Human Resources Co.	410,128	706,202
Saudi Manpower Solutions Co.	179,120	348,156
		1,054,358
Real Estate Management & Development — 2.2%
Alandalus Property Co.	80,585	575,868
Arabian Centres Co.(b)	334,986	1,864,126
Arriyadh Development Co.	153,498	1,340,675
Dar Al Arkan Real Estate Development Co.(a)	928,115	4,420,261
Security	Shares	Value
Real Estate Management & Development (continued)
Emaar Economic City(a)	317,486	$1,371,430
Retal Urban Development Co., NVS	431,577	1,850,454
Saudi Real Estate Co.(a)	264,472	1,819,954
Sumou Real Estate Co., NVS	30,950	410,084
		13,652,852
Specialty Retail — 1.6%
Al Majed for Oud Co., NVS	6,671	271,444
Aldrees Petroleum and Transport Services Co.	86,239	3,303,452
AlSaif Stores For Development & Investment Co.(a)	213,872	454,814
Jarir Marketing Co.	1,031,239	3,477,849
Saudi Automotive Services Co.	60,439	1,168,450
United Electronics Co.	68,106	1,773,256
		10,449,265
Textiles, Apparel & Luxury Goods — 0.1%
Alaseel Co.	345,374	383,799
Transportation Infrastructure — 0.4%
Saudi Ground Services Co.	162,261	2,238,051
Sustained Infrastructure Holding Co.	70,869	578,389
		2,816,440
Water Utilities — 0.3%
AlKhorayef Water & Power Technologies Co.(a)	30,209	1,314,591
Miahona(a)	75,603	501,695
		1,816,286
Wireless Telecommunication Services — 2.1%
Etihad Etisalat Co.	661,711	10,939,413
Mobile Telecommunications Co. Saudi Arabia	775,210	2,241,926
		13,181,339
Total Long-Term Investments — 99.8% (Cost: $457,984,683)		634,755,751
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	1,900,000	1,900,000
Total Short-Term Securities — 0.3% (Cost: $1,900,000)		1,900,000
Total Investments — 100.1% (Cost: $459,884,683)		636,655,751
Liabilities in Excess of Other Assets — (0.1)%		(444,196)
Net Assets — 100.0%		$636,211,555

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Saudi Arabia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,700,000	$—	$(3,800,000)(a)	$—	$—	$1,900,000	1,900,000	$16,066	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	20	03/21/25	$1,097	$(14,410)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$14,410	$—	$—	$—	$14,410

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$114,616	$—	$—	$—	$114,616
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(64,542)	$—	$—	$—	$(64,542)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,366,200
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Saudi Arabia ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$135,639,331	$499,116,420	$—	$634,755,751
Short-Term Securities
Money Market Funds	1,900,000	—	—	1,900,000
	$137,539,331	$499,116,420	$—	$636,655,751
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,410)	$—	$—	$(14,410)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI UAE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.7%
Abu Dhabi Aviation Co., NVS	377,285	$641,007
Agility Global PLC	2,808,607	978,835
Aramex PJSC(a)	876,992	669,082
		2,288,924
Banks — 32.5%
Abu Dhabi Commercial Bank PJSC	1,156,879	3,603,484
Abu Dhabi Islamic Bank PJSC	877,288	4,060,689
Ajman Bank PJSC(a)	1,328,812	607,829
Dubai Islamic Bank PJSC	1,789,732	3,772,658
Emirates NBD Bank PJSC	668,057	4,019,892
First Abu Dhabi Bank PJSC	2,749,932	10,662,046
Sharjah Islamic Bank	1,332,944	1,013,198
		27,739,796
Building Products — 0.6%
Ras Al Khaimah Ceramics	737,182	501,792
Capital Markets — 2.3%
Al Waha Capital PJSC	1,311,975	560,833
Dubai Financial Market PJSC	1,841,650	692,365
Investcorp Capital PLC, NVS	975,392	483,347
SHUAA Capital PSC(a)	3,105,563	191,099
		1,927,644
Commercial Services & Supplies — 1.1%
Parkin Co. PJSC	712,305	910,924
Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Consumer Staples Distribution & Retail — 0.6%
Spinneys 1961 Holding PLC	1,234,362	554,543
Diversified Consumer Services — 1.0%
Alef Education Holding PLC	1,835,640	574,770
Taaleem Holdings PJSC, NVS	249,944	259,965
		834,735
Diversified Telecommunication Services — 12.3%
Emirates Telecommunications Group Co. PJSC	2,163,812	9,827,073
Space42 PLC(a)	1,352,410	648,533
		10,475,606
Energy Equipment & Services — 3.9%
ADNOC Drilling Co. PJSC	2,224,998	3,325,911
NMDC Energy, NVS	61,678	48,701
		3,374,612
Financial Services — 0.9%
Amanat Holdings PJSC	1,548,000	459,416
Amlak Finance PJSC(a)	1,499,665	341,734
Gulf General Investment Co.(a)(b)	7,295,803	20
		801,170
Food Products — 0.6%
Agthia Group PJSC	412,084	552,026
Ground Transportation — 0.7%
Dubai Taxi Co. PJSC	788,842	576,355
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(b)	112,588	1
Security	Shares	Value
Hotels, Restaurants & Leisure — 3.0%
Abu Dhabi National Hotels	6,949,723	$1,074,792
Americana Restaurants International PLC - Foreign Co.	2,263,533	1,479,131
		2,553,923
Industrial Conglomerates — 1.5%
Dubai Investments PJSC	1,889,913	1,154,132
Modon Holding PSC(a)	55,318	45,808
Multiply Group PJSC(a)	89,856	46,974
		1,246,914
Marine Transportation — 0.8%
Gulf Navigation Holding PJSC(a)	471,261	705,721
Oil, Gas & Consumable Fuels — 1.4%
Dana Gas PJSC(a)	5,375,259	1,162,060
Passenger Airlines — 2.2%
Air Arabia PJSC	1,960,878	1,865,173
Real Estate Management & Development — 26.7%
Aldar Properties PJSC	1,560,200	3,795,634
Deyaar Development PJSC	518,699	130,095
Emaar Development PJSC	604,932	2,128,647
Emaar Properties PJSC	4,130,654	15,258,182
Eshraq Investments PJSC(a)	3,288,741	289,203
RAK Properties PJSC	1,729,910	636,791
Union Properties PJSC(a)	3,991,351	534,325
		22,772,877
Software — 0.5%
Phoenix Group PLC(a)	1,620,177	464,536
Specialty Retail — 2.7%
Abu Dhabi National Oil Co. for Distribution PJSC	2,410,330	2,293,472
Water Utilities — 1.8%
Emirates Central Cooling Systems Corp.	2,021,225	913,548
National Central Cooling Co. PJSC	805,379	605,227
		1,518,775
Total Long-Term Investments — 99.8% (Cost: $71,736,767)		85,121,586
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	30,000	30,000
Total Short-Term Securities — 0.1% (Cost: $30,000)		30,000
Total Investments — 99.9% (Cost: $71,766,767)		85,151,586
Other Assets Less Liabilities — 0.1%		116,771
Net Assets — 100.0%		$85,268,357

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI UAE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$—	$(30,000)(a)	$—	$—	$30,000	30,000	$1,304	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,145)	$—	$—	$—	$(1,145)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$47,900,711	$37,220,847	$28	$85,121,586
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$47,930,711	$37,220,847	$28	$85,151,586
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$110,540,083	$5,910,698,516	$67,650,750	$244,853,712
Investments, at value—affiliated(c)	3,598,542	80,113,069	17,847,148	410,000
Cash	2,060	1,217,432	2,361	5,910
Cash pledged for futures contracts	75,000	2,225,000	12,000	10,000
Foreign currency, at value(d)	52,584	39,697,332	86,282	—
Receivables:
Investments sold	21,156,305	27,100,109	3,214,205	3,923,054
Securities lending income—affiliated	13,290	64,370	71,909	—
Capital shares sold	—	29,159,155	—	158,875
Dividends—unaffiliated	650,237	343,183	35,249	—
Dividends—affiliated	1,056	11,063	169	684
Total assets	136,089,157	6,090,629,229	88,920,073	249,362,235
LIABILITIES
Collateral on securities loaned, at value	3,289,404	76,412,057	17,821,847	—
Payables:
Investments purchased	21,537,806	73,215,977	2,894,368	4,728,571
Capital shares redeemed	—	8	—	—
Investment advisory fees	55,040	2,576,766	30,420	113,148
Variation margin on futures contracts	15,839	871,828	1,379	6,589
Total liabilities	24,898,089	153,076,636	20,748,014	4,848,308
Commitments and contingent liabilities
NET ASSETS	$111,191,068	$5,937,552,593	$68,172,059	$244,513,927
NET ASSETS CONSIST OF
Paid-in capital	$234,201,205	$8,537,413,930	$124,734,732	$684,256,949
Accumulated loss	(123,010,137)	(2,599,861,337)	(56,562,673)	(439,743,022)
NET ASSETS	$111,191,068	$5,937,552,593	$68,172,059	$244,513,927
NET ASSET VALUE
Shares outstanding	11,200,000	111,000,000	2,450,000	15,450,000
Net asset value	$9.93	$53.49	$27.83	$15.83
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$114,171,604	$6,033,286,394	$64,877,007	$391,952,880
(b) Securities loaned, at value	$3,099,295	$72,864,833	$15,623,052	$—
(c) Investments, at cost—affiliated	$3,598,542	$80,113,069	$17,847,788	$410,000
(d) Foreign currency, at cost	$53,281	$39,662,739	$86,311	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

	iShares MSCI Peru and Global Exposure ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$70,303,988	$90,078,737	$224,396,000	$63,953,158
Investments, at value—affiliated(c)	180,000	80,000	9,420,038	—
Cash	3,233	8,944	150,466	—
Cash pledged for futures contracts	4,000	—	—	35,000
Foreign currency collateral pledged for futures contracts(d)	—	—	287,505	—
Foreign currency, at value(e)	18,461	2,304	366,020	775,459
Receivables:
Investments sold	2,705,273	7,494,357	5,929,641	1,245,873
Securities lending income—affiliated	—	—	7,672	—
Dividends—unaffiliated	114,980	25,897	98,597	535,547
Dividends—affiliated	272	253	4,379	44
Tax reclaims	—	—	32,365	—
Variation margin on futures contracts	—	259	—	—
Foreign withholding tax claims	—	—	3,346,428	—
Total assets	73,330,207	97,690,751	244,039,111	66,545,081
LIABILITIES
Bank overdraft	—	—	—	8,399
Collateral on securities loaned, at value	—	—	8,032,672	—
Payables:
Investments purchased	1,756,816	7,445,895	6,342,054	1,293,401
Investment advisory fees	33,515	41,867	101,340	29,982
IRS compliance fee for foreign withholding tax claims	—	—	1,361,971	—
Professional fees	—	—	14,004	—
Variation margin on futures contracts	1,444	—	54,114	16,273
Total liabilities	1,791,775	7,487,762	15,906,155	1,348,055
Commitments and contingent liabilities
NET ASSETS	$71,538,432	$90,202,989	$228,132,956	$65,197,026
NET ASSETS CONSIST OF
Paid-in capital	$249,956,508	$213,781,408	$401,793,945	$76,771,521
Accumulated loss	(178,418,076)	(123,578,419)	(173,660,989)	(11,574,495)
NET ASSETS	$71,538,432	$90,202,989	$228,132,956	$65,197,026
NET ASSET VALUE
Shares outstanding	1,750,000	3,750,000	9,000,000	3,600,000
Net asset value	$40.88	$24.05	$25.35	$18.11
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$70,861,338	$115,052,744	$233,926,567	$49,703,179
(b) Securities loaned, at value	$—	$—	$7,813,430	$—
(c) Investments, at cost—affiliated	$180,000	$80,000	$9,420,061	$—
(d) Foreign currency collateral pledged, at cost	$—	$—	$279,355	$—
(e) Foreign currency, at cost	$16,227	$2,276	$366,680	$775,343
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF
ASSETS
Investments, at value—unaffiliated(a)	$634,755,751	$85,121,586
Investments, at value—affiliated(b)	1,900,000	30,000
Cash	34,815	4,501
Cash pledged for futures contracts	33,000	—
Foreign currency, at value(c)	19,979	1,326
Receivables:
Investments sold	2,945,440	2,645,977
Dividends—unaffiliated	961,467	24,200
Dividends—affiliated	2,861	121
Total assets	640,653,313	87,827,711
LIABILITIES
Payables:
Investments purchased	4,057,989	2,521,873
Investment advisory fees	368,269	37,481
Variation margin on futures contracts	15,500	—
Total liabilities	4,441,758	2,559,354
Commitments and contingent liabilities
NET ASSETS	$636,211,555	$85,268,357
NET ASSETS CONSIST OF
Paid-in capital	$536,030,540	$117,489,651
Accumulated earnings (loss)	100,181,015	(32,221,294)
NET ASSETS	$636,211,555	$85,268,357
NET ASSET VALUE
Shares outstanding	15,400,000	4,950,000
Net asset value	$41.31	$17.23
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$457,984,683	$71,736,767
(b) Investments, at cost—affiliated	$1,900,000	$30,000
(c) Foreign currency, at cost	$19,979	$1,320
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,379,390	$39,538,398	$924,923	$4,869,723
Dividends—affiliated	6,111	114,468	1,162	6,607
Interest—unaffiliated	4,607	50,671	1,091	694
Securities lending income—affiliated—net	153,520	510,727	403,681	—
Foreign taxes withheld	(202,858)	(3,113,262)	(3,890)	(740,746)
Total investment income	3,340,770	37,101,002	1,326,967	4,136,278
EXPENSES
Investment advisory	375,215	16,155,930	180,280	906,480
Commitment costs	639	20,218	311	1,632
Interest expense	—	92	—	—
Total expenses	375,854	16,176,240	180,591	908,112
Net investment income	2,964,916	20,924,762	1,146,376	3,228,166
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(21,335,423)	(125,001,071)	(2,935,297)	(19,853,993)
Investments—affiliated	(862)	39,180	2,756	—
Foreign currency transactions	(261,774)	(30,020)	(483)	(40,354)
Futures contracts	(222,717)	3,603,737	78,755	(17,452)
In-kind redemptions—unaffiliated(a)	17,408	56,463,907	—	(2,763,636)
	(21,803,368)	(64,924,267)	(2,854,269)	(22,675,435)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(10,899,528)	1,219,011,452	15,707,471	(70,238,023)
Investments—affiliated	—	(49,659)	(5,409)	—
Foreign currency translations	120,144	36,245	(100)	(319)
Futures contracts	(24,132)	3,536,811	21,259	—
	(10,803,516)	1,222,534,849	15,723,221	(70,238,342)
Net realized and unrealized gain (loss)	(32,606,884)	1,157,610,582	12,868,952	(92,913,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,641,968)	$1,178,535,344	$14,015,328	$(89,685,611)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

	iShares MSCI Peru and Global Exposure ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF
INVESTMENT INCOME
Dividends—unaffiliated	$960,868	$901,022	$4,971,049	$1,398,445
Dividends—affiliated	3,240	2,366	41,868	579
Interest—unaffiliated	530	241	427	—
Securities lending income—affiliated—net	—	—	81,229	—
Foreign taxes withheld	(33,232)	(224,657)	(746,389)	—
Foreign withholding tax claims	—	—	3,346,428	—
IRS compliance fee for foreign withholding tax claims	—	—	(275,638)	—
Total investment income	931,406	678,972	7,418,974	1,399,024
EXPENSES
Investment advisory	228,869	300,594	702,805	190,679
Commitment costs	389	527	1,221	327
Professional	—	—	14,604	—
Interest expense	—	—	—	778
Total expenses	229,258	301,121	718,630	191,784
Net investment income	702,148	377,851	6,700,344	1,207,240
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(3,014)	(5,355,833)	(9,877,752)	(165,675)
Investments—affiliated	—	—	(1,105)	—
Foreign currency transactions	(1,174)	66	(193,224)	(276)
Futures contracts	1,625	3,772	(82,647)	243
In-kind redemptions—unaffiliated(a)	945,876	399,085	9,130,184	—
	943,313	(4,952,910)	(1,024,544)	(165,708)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	874,041	(8,680,836)	(343,700)	1,678,298
Investments—affiliated	—	—	(105)	—
Foreign currency translations	4,451	(701)	106,610	205
Futures contracts	(7,610)	(518)	397,327	(36,340)
	870,882	(8,682,055)	160,132	1,642,163
Net realized and unrealized gain (loss)	1,814,195	(13,634,965)	(864,412)	1,476,455
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,516,343	$(13,257,114)	$5,835,932	$2,683,695
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF
INVESTMENT INCOME
Dividends—unaffiliated	$6,252,430	$135,777
Dividends—affiliated	16,066	1,304
Interest—unaffiliated	6,100	220
Foreign taxes withheld	(227,943)	—
Total investment income	6,046,653	137,301
EXPENSES
Investment advisory	2,326,461	166,604
Interest expense	14,912	—
Commitment costs	3,201	275
Total expenses	2,344,574	166,879
Net investment income (loss)	3,702,079	(29,578)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	350,743	(289,510)
Foreign currency transactions	(39,956)	(5,578)
Futures contracts	114,616	(1,145)
	425,403	(296,233)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(7,190,318)	8,818,469
Foreign currency translations	23	(2)
Futures contracts	(64,542)	—
	(7,254,837)	8,818,467
Net realized and unrealized gain (loss)	(6,829,434)	8,522,234
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,127,355)	$8,492,656
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Brazil Small-Cap ETF		iShares MSCI China ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,964,916	$6,904,755	$20,924,762	$126,399,397
Net realized loss	(21,803,368)	(17,121,836)	(64,924,267)	(646,218,925)
Net change in unrealized appreciation (depreciation)	(10,803,516)	(2,909,788)	1,222,534,849	45,388,874
Net increase (decrease) in net assets resulting from operations	(29,641,968)	(13,126,869)	1,178,535,344	(474,430,654)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,178,781)(b)	(7,232,235)	(103,186,369)(b)	(171,871,798)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	17,622,265	(60,544,150)	540,631,772	(2,560,377,376)
NET ASSETS
Total increase (decrease) in net assets	(15,198,484)	(80,903,254)	1,615,980,747	(3,206,679,828)
Beginning of period	126,389,552	207,292,806	4,321,571,846	7,528,251,674
End of period	$111,191,068	$126,389,552	$5,937,552,593	$4,321,571,846

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares MSCI China Small-Cap ETF		iShares MSCI Indonesia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,146,376	$2,340,692	$3,228,166	$12,443,708
Net realized loss	(2,854,269)	(21,696,529)	(22,675,435)	(41,535,345)
Net change in unrealized appreciation (depreciation)	15,723,221	10,562,819	(70,238,342)	5,663,850
Net increase (decrease) in net assets resulting from operations	14,015,328	(8,793,018)	(89,685,611)	(23,427,787)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,500,817)(b)	(3,072,146)	(4,405,418)(b)	(14,700,844)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,048,136	—	(6,269,242)	(115,427,679)
NET ASSETS
Total increase (decrease) in net assets	18,562,647	(11,865,164)	(100,360,271)	(153,556,310)
Beginning of period	49,609,412	61,474,576	344,874,198	498,430,508
End of period	$68,172,059	$49,609,412	$244,513,927	$344,874,198

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Peru and Global Exposure ETF		iShares MSCI Philippines ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$702,148	$3,002,240	$377,851	$2,241,022
Net realized gain (loss)	943,313	4,256,171	(4,952,910)	(10,604,817)
Net change in unrealized appreciation (depreciation)	870,882	19,042,405	(8,682,055)	20,744,629
Net increase (decrease) in net assets resulting from operations	2,516,343	26,300,816	(13,257,114)	12,380,834
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,336,539)(b)	(4,900,738)	(813,514)(b)	(2,229,901)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,352,143)	(46,792,277)	(3,890,386)	4,938,722
NET ASSETS
Total increase (decrease) in net assets	(8,172,339)	(25,392,199)	(17,961,014)	15,089,655
Beginning of period	79,710,771	105,102,970	108,164,003	93,074,348
End of period	$71,538,432	$79,710,771	$90,202,989	$108,164,003

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares MSCI Poland ETF		iShares MSCI Qatar ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,700,344	$11,950,656	$1,207,240	$3,958,762
Net realized gain (loss)	(1,024,544)	10,869,081	(165,708)	(2,291,338)
Net change in unrealized appreciation (depreciation)	160,132	50,368,534	1,642,163	984,100
Net increase in net assets resulting from operations	5,835,932	73,188,271	2,683,695	2,651,524
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,734,535)(b)	(13,681,422)	(1,036,228)(b)	(3,388,994)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(81,777,875)	23,938,978	1,821,997	(16,286,432)
NET ASSETS
Total increase (decrease) in net assets	(83,676,478)	83,445,827	3,469,464	(17,023,902)
Beginning of period	311,809,434	228,363,607	61,727,562	78,751,464
End of period	$228,132,956	$311,809,434	$65,197,026	$61,727,562

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Saudi Arabia ETF		iShares MSCI UAE ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,702,079	$18,130,812	$(29,578)	$1,613,203
Net realized gain (loss)	425,403	75,365,475	(296,233)	(3,502,617)
Net change in unrealized appreciation (depreciation)	(7,254,837)	(73,377,106)	8,818,467	2,479,894
Net increase (decrease) in net assets resulting from operations	(3,127,355)	20,119,181	8,492,656	590,480
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,113,950)(b)	(19,935,433)	(65,685)(b)	(1,739,357)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	38,331,337	(350,849,667)	41,186,305	(36,317)
NET ASSETS
Total increase (decrease) in net assets	23,090,032	(350,665,919)	49,613,276	(1,185,194)
Beginning of period	613,121,523	963,787,442	35,655,081	36,840,275
End of period	$636,211,555	$613,121,523	$85,268,357	$35,655,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$12.51	$13.82	$13.58	$17.42	$13.62	$16.92
Net investment income(a)	0.26	0.45	0.39	0.46	0.37	0.23
Net realized and unrealized gain (loss)(b)	(2.60)	(1.30)	0.34	(3.71)	3.79	(3.30)
Net increase (decrease) from investment operations	(2.34)	(0.85)	0.73	(3.25)	4.16	(3.07)
Distributions from net investment income(c)	(0.24)(d)	(0.46)	(0.49)	(0.59)	(0.36)	(0.23)
Net asset value, end of period	$9.93	$12.51	$13.82	$13.58	$17.42	$13.62
Total Return(e)
Based on net asset value	(18.75)%(f)	(6.34)%	5.95%	(18.61)%	30.34%	(18.40)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.60%	0.59%	0.58%	0.57%	0.59%
Net investment income	4.72%(h)	3.34%	2.97%	3.18%	2.26%	1.51%
Supplemental Data
Net assets, end of period (000)	$111,191	$126,390	$207,293	$82,865	$107,976	$97,375
Portfolio turnover rate(i)	59%(j)	103%(j)	50%(j)	52%(j)	40%(j)	65%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(j) Portfolio turnover rate excluding cash creations was as follows:	31%	23%	35%	32%	39%	26%
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$41.96	$45.03	$49.82	$70.90	$75.92	$56.43
Net investment income(a)	0.19	0.93	0.83	1.01	0.74	0.90
Net realized and unrealized gain (loss)(b)	12.23	(2.82)	(4.48)	(21.30)	(4.98)	19.40
Net increase (decrease) from investment operations	12.42	(1.89)	(3.65)	(20.29)	(4.24)	20.30
Distributions from net investment income(c)	(0.89)(d)	(1.18)	(1.14)	(0.79)	(0.78)	(0.81)
Net asset value, end of period	$53.49	$41.96	$45.03	$49.82	$70.90	$75.92
Total Return(e)
Based on net asset value	29.90%(f)	(4.06)%	(7.39)%	(28.80)%	(5.69)%	36.29%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	0.77%(h)	2.23%	1.77%	1.75%	0.93%	1.43%
Supplemental Data
Net assets, end of period (000)	$5,937,553	$4,321,572	$7,528,252	$7,841,066	$6,182,469	$6,118,904
Portfolio turnover rate(i)	7%	15%	13%	8%	18%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$22.55	$27.94	$34.59	$53.83	$45.21	$38.46
Net investment income(a)	0.49	1.06	0.97	1.44	1.50	1.46
Net realized and unrealized gain (loss)(b)	5.83	(5.05)	(6.62)	(18.32)	8.86	6.48
Net increase (decrease) from investment operations	6.32	(3.99)	(5.65)	(16.88)	10.36	7.94
Distributions from net investment income(c)	(1.04)(d)	(1.40)	(1.00)	(2.36)	(1.74)	(1.19)
Net asset value, end of period	$27.83	$22.55	$27.94	$34.59	$53.83	$45.21
Total Return(e)
Based on net asset value	28.44%(f)	(14.63)%	(16.74)%	(32.33)%	23.33%	21.21%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	3.80%(h)	4.29%	2.96%	3.31%	2.82%	3.70%
Supplemental Data
Net assets, end of period (000)	$68,172	$49,609	$61,475	$55,338	$88,821	$51,989
Portfolio turnover rate(i)	16%	61%	37%	64%	51%	39%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$21.97	$23.08	$23.96	$21.33	$19.69	$25.22
Net investment income(a)	0.21	0.64	0.73	0.59	0.27	0.36
Net realized and unrealized gain (loss)(b)	(6.05)	(0.91)	(0.90)	2.54	1.68	(5.66)
Net increase (decrease) from investment operations	(5.84)	(0.27)	(0.17)	3.13	1.95	(5.30)
Distributions from net investment income(c)	(0.30)(d)	(0.84)	(0.71)	(0.50)	(0.31)	(0.23)
Net asset value, end of period	$15.83	$21.97	$23.08	$23.96	$21.33	$19.69
Total Return(e)
Based on net asset value	(26.83)%(f)	(0.68)%	(0.66)%	14.69%	9.88%	(21.04)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	2.12%(h)	2.99%	3.12%	2.52%	1.26%	1.65%
Supplemental Data
Net assets, end of period (000)	$244,514	$344,874	$498,431	$443,181	$351,958	$319,892
Portfolio turnover rate(i)	4%	16%	19%	16%	10%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Peru and Global Exposure ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$40.88	$32.34	$25.51	$27.00	$31.65	$34.11
Net investment income(a)	0.38	1.04	1.19	1.34	0.79	0.69
Net realized and unrealized gain (loss)(b)	0.92	9.20	6.87	(1.08)	(5.00)	(2.34)
Net increase (decrease) from investment operations	1.30	10.24	8.06	0.26	(4.21)	(1.65)
Distributions from net investment income(c)	(1.30)(d)	(1.70)	(1.23)	(1.75)	(0.44)	(0.81)
Net asset value, end of period	$40.88	$40.88	$32.34	$25.51	$27.00	$31.65
Total Return(e)
Based on net asset value	3.18%(f)	32.24%	32.09%	0.24%	(13.49)%	(4.78)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	1.83%(h)	2.88%	4.03%	4.36%	2.42%	2.15%
Supplemental Data
Net assets, end of period (000)	$71,538	$79,711	$105,103	$127,530	$95,862	$82,297
Portfolio turnover rate(i)	8%	32%	20%	24%	33%	26%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$27.73	$24.49	$26.54	$30.50	$26.63	$34.45
Net investment income(a)	0.10	0.56	0.42	0.39	0.26	0.17
Net realized and unrealized gain (loss)(b)	(3.56)	3.26	(2.04)	(3.90)	3.90	(7.80)
Net increase (decrease) from investment operations	(3.46)	3.82	(1.62)	(3.51)	4.16	(7.63)
Distributions from net investment income(c)	(0.22)(d)	(0.58)	(0.43)	(0.45)	(0.29)	(0.19)
Net asset value, end of period	$24.05	$27.73	$24.49	$26.54	$30.50	$26.63
Total Return(e)
Based on net asset value	(12.48)%(f)	15.91%	(6.16)%	(11.65)%	15.57%	(22.16)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	0.75%(h)	2.19%	1.62%	1.28%	0.87%	0.57%
Supplemental Data
Net assets, end of period (000)	$90,203	$108,164	$93,074	$108,818	$125,043	$118,507
Portfolio turnover rate(i)	11%	24%	18%	13%	20%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Poland ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$24.65	$19.19	$12.60	$23.10	$18.24	$20.68
Net investment income(a)	0.65 (b)	0.97 (b)	0.39	0.51 (b)	0.16 (b)	0.17 (b)
Net realized and unrealized gain (loss)(c)	0.88	5.57	6.47	(10.65)	4.86	(1.95)
Net increase (decrease) from investment operations	1.53	6.54	6.86	(10.14)	5.02	(1.78)
Distributions from net investment income(d)	(0.83)(e)	(1.08)	(0.27)	(0.36)	(0.16)	(0.66)
Net asset value, end of period	$25.35	$24.65	$19.19	$12.60	$23.10	$18.24
Total Return(f)
Based on net asset value	6.88%(b)(g)	34.67%(b)	55.04%	(44.38)%(b)	27.65%(b)	(8.76)%(b)
Ratios to Average Net Assets(h)
Total expenses	0.60%(i)(j)	0.77%	0.59%	0.65%	0.61%	0.78%
Total expenses excluding professional fees for foreign withholding tax claims	0.59%(i)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	4.26%(b)(i)(k)	4.32%(b)	2.43%	2.72%(b)	0.80%(b)	0.93%(b)
Supplemental Data
Net assets, end of period (000)	$228,133	$311,809	$228,364	$130,373	$284,146	$253,594
Portfolio turnover rate(l)	7%	11%	20%	11%	22%	15%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28,
2025 and for the years ended August 31, 2024, August 31, 2022, August 31, 2021 and August 31, 2020, respectively:
• Net investment income per share by $0.32, $0.12, $0.15, $0.07 and $0.28, respectively.
• Total return by 1.56%, 0.62%, 0.76%, 0.38%, and 1.40%, respectively.
• Ratio of net investment income to average net assets by 2.83%, 0.52%, 0.78%, 0.34%, and 1.54%, respectively.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.61%.
(k) Foreign withholding tax claims were not annualized in the calculation of the net investment income ratio. If this foreign withholding tax claims  was annualized, the net investment income would have been 5.69%.

(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$17.64	$17.70	$22.62	$19.60	$17.62	$17.44
Net investment income(a)	0.34	0.93	0.68	0.63	0.37	0.56
Net realized and unrealized gain (loss)(b)	0.42	(0.22)	(4.77)	3.20	2.03	0.11
Net increase (decrease) from investment operations	0.76	0.71	(4.09)	3.83	2.40	0.67
Distributions(c)
From net investment income	(0.29)(d)	(0.77)	(0.83)	(0.81)	(0.42)	(0.45)
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.29)	(0.77)	(0.83)	(0.81)	(0.42)	(0.49)
Net asset value, end of period	$18.11	$17.64	$17.70	$22.62	$19.60	$17.62
Total Return(e)
Based on net asset value	4.33%(f)	4.32%	(18.16)%	19.69%	13.70%	4.10%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.60%	0.59%	0.58%	0.57%	0.59%
Net investment income	3.78%(h)	5.37%	3.54%	2.89%	1.98%	3.31%
Supplemental Data
Net assets, end of period (000)	$65,197	$61,728	$78,751	$96,153	$86,234	$87,223
Portfolio turnover rate(i)	5%(j)	27%(j)	25%(j)	38%(j)	26%(j)	24%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(j) Portfolio turnover rate excluding cash creations was as follows:	4%	15%	11%	12%	9%	14%
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$42.28	$40.84	$44.53	$41.22	$28.70	$30.21
Net investment income(a)	0.24	0.99	0.91	0.69	0.71	0.57
Net realized and unrealized gain (loss)(b)	(0.42)	1.60	(3.71)	3.23	12.27	(1.26)
Net increase (decrease) from investment operations	(0.18)	2.59	(2.80)	3.92	12.98	(0.69)
Distributions from net investment income(c)	(0.79)(d)	(1.15)	(0.89)	(0.61)	(0.46)	(0.82)
Net asset value, end of period	$41.31	$42.28	$40.84	$44.53	$41.22	$28.70
Total Return(e)
Based on net asset value	(0.40)%(f)	6.48%	(6.20)%	9.60%	45.37%	(2.21)%
Ratios to Average Net Assets(g)
Total expenses	0.74%(h)	0.75%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.18%(h)	2.38%	2.26%	1.56%	2.06%	2.03%
Supplemental Data
Net assets, end of period (000)	$636,212	$613,122	$963,787	$1,135,603	$898,684	$516,629
Portfolio turnover rate(i)	5%(j)	29%(j)	11%(j)	36%(j)	13%(j)	64%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(j) Portfolio turnover rate excluding cash creations was as follows:	5%	14%	5%	8%	6%	20%
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI UAE ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$14.86	$15.04	$16.16	$14.82	$10.91	$14.09
Net investment income (loss)(a)	(0.01)	0.63	0.49	0.49	0.46	0.53
Net realized and unrealized gain (loss)(b)	2.40	(0.19)	(1.19)	1.50	3.96	(3.16)
Net increase (decrease) from investment operations	2.39	0.44	(0.70)	1.99	4.42	(2.63)
Distributions from net investment income(c)	(0.02)(d)	(0.62)	(0.42)	(0.65)	(0.51)	(0.55)
Net asset value, end of period	$17.23	$14.86	$15.04	$16.16	$14.82	$10.91
Total Return(e)
Based on net asset value	16.07%(f)	3.34%	(4.17)%	13.30%	40.74%	(18.43)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.60%	0.59%	0.58%	0.57%	0.59%
Net investment income (loss)	(0.11)%(h)	4.32%	3.25%	2.93%	3.61%	4.46%
Supplemental Data
Net assets, end of period (000)	$85,268	$35,655	$36,840	$37,966	$23,718	$38,177
Portfolio turnover rate(i)	6%	43%	38%	52%	112%	67%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru and Global Exposure	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
MSCI Saudi Arabia	Non-diversified
MSCI UAE	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Brazil Small-Cap
Goldman Sachs & Co. LLC	$1,204,692	$(1,204,692)	$—	$—
J.P. Morgan Securities LLC	256,428	(256,428)	—	—
Morgan Stanley	1,638,175	(1,638,175)	—	—
	$3,099,295	$(3,099,295)	$—	$—

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI China
Goldman Sachs & Co. LLC	$4,379,223	$(4,379,223)	$—	$—
HSBC Bank PLC	15,102,220	(15,102,220)	—	—
J.P. Morgan Securities LLC	28,565,344	(28,565,344)	—	—
Morgan Stanley	22,852,638	(22,852,638)	—	—
Nomura Securities International, Inc.	1,690,640	(1,690,640)	—	—
State Street Bank & Trust Co.	68,209	(68,209)	—	—
Toronto-Dominion Bank	206,559	(206,559)	—	—
	$72,864,833	$(72,864,833)	$—	$—
MSCI China Small-Cap
Barclays Bank PLC	$42,525	$(42,525)	$—	$—
Barclays Capital, Inc.	977,330	(977,330)	—	—
BNP Paribas SA	1,045,392	(1,045,392)	—	—
BofA Securities, Inc.	1,138,768	(1,138,768)	—	—
Citigroup Global Markets, Inc.	852,399	(852,399)	—	—
Goldman Sachs & Co. LLC	863,697	(863,697)	—	—
HSBC Bank PLC	1,602,179	(1,602,179)	—	—
J.P. Morgan Securities LLC	2,173,824	(2,173,824)	—	—
Jefferies LLC	70,905	(70,905)	—	—
Morgan Stanley	6,096,971	(6,096,971)	—	—
State Street Bank & Trust Co.	144,253	(144,253)	—	—
UBS AG	592,522	(592,522)	—	—
Virtu Americas LLC	22,287	(22,287)	—	—
	$15,623,052	$(15,623,052)	$—	$—
MSCI Poland
BofA Securities, Inc.	$7,767	$(7,767)	$—	$—
Goldman Sachs & Co. LLC	7,418,696	(7,418,696)	—	—
Morgan Stanley	386,967	(386,967)	—	—
	$7,813,430	$(7,813,430)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru and Global Exposure, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
For its investment advisory services to the iShares MSCI Saudi Arabia ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Brazil Small-Cap	$34,444
MSCI China	123,067
MSCI China Small-Cap	90,664
MSCI Poland	19,981
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Brazil Small-Cap	$1,269,773	$527,211	$(25,567)
MSCI China	1,666,413	5,812,364	(10,046,456)
MSCI China Small-Cap	312,423	77,452	8,481
MSCI Peru and Global Exposure	847,300	101,989	(36,411)
MSCI Poland	554,200	2,560,792	(348,169)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Brazil Small-Cap	$90,856,090	$72,991,708
MSCI China	1,464,936,304	374,399,528
MSCI China Small-Cap	14,412,028	9,506,930
MSCI Indonesia	11,904,215	12,517,211
MSCI Peru and Global Exposure	6,076,646	9,185,362
MSCI Philippines	10,493,295	10,676,834
MSCI Poland	16,395,538	21,125,864
MSCI Qatar	4,105,887	3,331,657
MSCI Saudi Arabia	69,660,380	34,601,971
MSCI UAE	44,625,772	3,548,221
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Brazil Small-Cap	$3,388,179	$2,755,825
MSCI China	107,772,099	744,875,147
MSCI China Small-Cap	586,378	—
MSCI Indonesia	63,236,581	69,611,494
MSCI Peru and Global Exposure	—	7,619,773
MSCI Philippines	—	3,882,548
MSCI Poland	11,071,835	92,568,978
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
MSCI Brazil Small-Cap	$(73,951,455)	$(427,659)
MSCI China	(2,190,117,249)	—
MSCI China Small-Cap	(54,818,680)	—
MSCI Indonesia	(267,497,760)	—
MSCI Peru and Global Exposure	(175,372,411)	—
MSCI Philippines	(92,593,853)	—
MSCI Poland	(163,875,005)	—
MSCI Qatar	(23,612,286)	—
MSCI Saudi Arabia	(54,392,701)	—
MSCI UAE	(39,942,658)	—
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Small-Cap	$140,749,837	$8,921,252	$(35,508,747)	$(26,587,495)
MSCI China	6,357,848,645	717,453,402	(1,081,588,085)	(364,134,683)
MSCI China Small-Cap	84,335,176	13,629,205	(12,451,372)	1,177,833
MSCI Indonesia	394,166,644	743,473	(149,646,405)	(148,902,932)
MSCI Peru and Global Exposure	73,712,551	8,562,422	(11,792,174)	(3,229,752)
MSCI Philippines	115,998,770	6,711,756	(32,551,550)	(25,839,794)
MSCI Poland	246,844,311	26,031,751	(38,659,441)	(12,627,690)
MSCI Qatar	52,920,822	16,037,095	(5,041,427)	10,995,668
MSCI Saudi Arabia	484,378,712	202,055,909	(49,793,280)	152,262,629
MSCI UAE	77,067,368	18,936,389	(10,852,171)	8,084,218
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Brazil Small-Cap
Shares sold	4,700,000	$55,308,029	12,000,000	$166,195,015
Shares redeemed	(3,600,000)	(37,685,764)	(16,900,000)	(226,739,165)
	1,100,000	$17,622,265	(4,900,000)	$(60,544,150)
MSCI China
Shares sold	28,000,000	$1,485,091,446	10,800,000	$503,795,131
Shares redeemed	(20,000,000)	(944,459,674)	(75,000,000)	(3,064,172,507)
	8,000,000	$540,631,772	(64,200,000)	$(2,560,377,376)
MSCI China Small-Cap
Shares sold	250,000	$7,048,136	—	$—
MSCI Indonesia
Shares sold	3,200,000	$63,656,959	6,400,000	$140,172,530
Shares redeemed	(3,450,000)	(69,926,201)	(12,300,000)	(255,600,209)
	(250,000)	$(6,269,242)	(5,900,000)	$(115,427,679)
MSCI Peru and Global Exposure
Shares sold	—	$(687)	400,000	$16,197,604
Shares redeemed	(200,000)	(8,351,456)	(1,700,000)	(62,989,881)
	(200,000)	$(8,352,143)	(1,300,000)	$(46,792,277)
MSCI Philippines
Shares sold	—	$—	1,050,000	$28,449,925
Shares redeemed	(150,000)	(3,890,386)	(950,000)	(23,511,203)
	(150,000)	$(3,890,386)	100,000	$4,938,722
MSCI Poland
Shares sold	500,000	$12,426,333	5,800,000	$130,596,070
Shares redeemed	(4,150,000)	(94,204,208)	(5,050,000)	(106,657,092)
	(3,650,000)	$(81,777,875)	750,000	$23,938,978

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Qatar
Shares sold	100,000	$1,818,674	550,000	$9,448,079
Shares redeemed	—	3,323	(1,500,000)	(25,734,511)
	100,000	$1,821,997	(950,000)	$(16,286,432)
MSCI Saudi Arabia
Shares sold	900,000	$38,305,557	2,950,000	$124,410,204
Shares redeemed	—	25,780	(12,050,000)	(475,259,871)
	900,000	$38,331,337	(9,100,000)	$(350,849,667)
MSCI UAE
Shares sold	2,550,000	$41,186,305	650,000	$9,464,547
Shares redeemed	—	—	(700,000)	(9,500,864)
	2,550,000	$41,186,305	(50,000)	$(36,317)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares MSCI Poland ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2025, is $3,332,424 or $0.37 per share.
The iShares MSCI Poland ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
During the period, the iShares MSCI Poland ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years 2017-2022, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Denmark ETF | EDEN | Cboe BZX Exchange
• iShares MSCI Finland ETF | EFNL | Cboe BZX Exchange
• iShares MSCI Ireland ETF | EIRL | NYSE Arca
• iShares MSCI Kuwait ETF | KWT | Cboe BZX Exchange
• iShares MSCI New Zealand ETF | ENZL | NASDAQ
• iShares MSCI Norway ETF | ENOR | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Denmark ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 8.2%
DSV A/S	95,842	$19,263,429
Banks — 11.2%
Danske Bank A/S	356,726	11,997,841
Jyske Bank A/S, Registered	46,079	3,727,199
Ringkjoebing Landbobank A/S	24,060	4,042,804
Spar Nord Bank A/S	99,825	2,908,933
Sydbank A/S	57,448	3,538,286
		26,215,063
Beverages — 4.8%
Carlsberg A/S, Class B	59,118	7,404,567
Royal Unibrew A/S	48,581	3,706,099
		11,110,666
Biotechnology — 6.3%
Bavarian Nordic A/S(a)(b)	115,209	2,684,179
Genmab A/S(a)	34,641	7,807,030
Zealand Pharma A/S(a)	46,619	4,325,378
		14,816,587
Building Products — 1.5%
Rockwool A/S, Class B	9,138	3,611,717
Chemicals — 4.9%
Novonesis (Novozymes) B, Class B	190,725	11,544,795
Commercial Services & Supplies — 1.6%
ISS A/S(b)	163,535	3,677,103
Construction & Engineering — 0.8%
Per Aarsleff Holding A/S	27,822	1,776,280
Electrical Equipment — 4.6%
NKT A/S(a)	53,307	3,641,783
Vestas Wind Systems A/S(a)	508,185	7,157,126
		10,798,909
Food Products — 0.7%
Schouw & Co. A/S	20,062	1,626,871
Ground Transportation — 0.3%
NTG Nordic Transport Group A/S, Class A(a)	18,077	627,130
Health Care Equipment & Supplies — 6.1%
Ambu A/S, Class B	184,905	3,400,631
Coloplast A/S, Class B	70,936	7,554,350
Demant A/S(a)	92,090	3,315,060
		14,270,041
Household Durables — 1.2%
GN Store Nord A/S(a)	158,051	2,806,512
Independent Power and Renewable Electricity Producers — 2.3%
Orsted A/S(a)(c)	121,914	5,345,768
Insurance — 3.5%
Alm Brand A/S	1,292,209	2,905,961
Tryg A/S	245,403	5,365,801
		8,271,762
IT Services — 1.2%
Netcompany Group A/S(a)(c)	68,605	2,815,204
Life Sciences Tools & Services — 1.2%
Chemometec A/S	25,158	2,039,724
Gubra AS(a)	8,151	645,817
		2,685,541
Security	Shares	Value
Machinery — 1.3%
FLSmidth & Co. A/S	57,072	$2,991,226
Marine Transportation — 4.9%
AP Moller - Maersk A/S, Class A	2,494	4,329,076
AP Moller - Maersk A/S, Class B, NVS	3,189	5,610,464
D/S Norden A/S	33,239	876,282
DFDS A/S	51,468	735,813
		11,551,635
Oil, Gas & Consumable Fuels — 0.6%
TORM PLC, Class A	79,344	1,417,642
Pharmaceuticals — 26.6%
ALK-Abello A/S(a)	150,823	3,228,931
H Lundbeck A/S	424,772	2,366,356
H Lundbeck A/S, Class A	70,644	315,257
Novo Nordisk A/S, Class B	618,585	56,115,928
		62,026,472
Software — 0.2%
cBrain A/S	19,510	376,103
Specialty Retail — 0.5%
Matas A/S	55,175	1,084,464
Textiles, Apparel & Luxury Goods — 3.6%
Pandora A/S	47,760	8,434,385
Tobacco — 0.5%
Scandinavian Tobacco Group A/S, Class A(c)	75,744	1,144,164
Transportation Infrastructure — 0.3%
Svitzer Group A/S, NVS(a)(b)	22,920	674,403
Total Long-Term Investments — 98.9% (Cost: $233,135,262)		230,963,872
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	2,243,785	2,244,907
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	90,000	90,000
Total Short-Term Securities — 1.0% (Cost: $2,334,907)		2,334,907
Total Investments — 99.9% (Cost: $235,470,169)		233,298,779
Other Assets Less Liabilities — 0.1%		219,215
Net Assets — 100.0%		$233,517,994

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Denmark ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,139,059	$—	$(2,891,262)(a)	$(1,426)	$(1,464)	$2,244,907	2,243,785	$15,167 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	(30,000)(a)	—	—	90,000	90,000	2,268	—
				$(1,426)	$(1,464)	$2,334,907		$17,435	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	103	03/21/25	$2,630	$59,971
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$59,971	$—	$—	$—	$59,971

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(278,935)	$—	$—	$—	$(278,935)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$13,116	$—	$—	$—	$13,116
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,640,386
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Denmark ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,640,351	$219,323,521	$—	$230,963,872
Short-Term Securities
Money Market Funds	2,334,907	—	—	2,334,907
	$13,975,258	$219,323,521	$—	$233,298,779
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$59,971	$—	$59,971

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Finland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.7%
Nokian Renkaat OYJ	19,068	$124,173
Banks — 18.7%
Nordea Bank Abp	254,194	3,345,818
Broadline Retail — 1.3%
Puuilo OYJ	11,902	122,601
Tokmanni Group Corp.	8,269	118,422
		241,023
Chemicals — 1.5%
Kemira OYJ	12,521	276,064
Communications Equipment — 10.6%
Nokia OYJ	394,434	1,895,007
Consumer Staples Distribution & Retail — 2.8%
Kesko OYJ, Class B	26,601	504,262
Containers & Packaging — 2.6%
Huhtamaki OYJ	9,800	364,256
Metsa Board OYJ, Class B	26,294	106,907
		471,163
Diversified Telecommunication Services — 3.5%
Elisa OYJ	13,552	623,339
Electric Utilities — 3.7%
Fortum OYJ	42,509	666,293
Electrical Equipment — 0.5%
Kempower OYJ(a)(b)	6,190	87,970
Health Care Equipment & Supplies — 0.5%
Revenio Group OYJ	3,647	97,304
Household Durables — 0.5%
YIT OYJ(a)	35,813	85,156
Insurance — 10.6%
Mandatum OYJ	49,026	277,541
Sampo OYJ, Class A	184,524	1,620,245
		1,897,786
IT Services — 1.3%
TietoEVRY OYJ	12,093	226,995
Leisure Products — 0.7%
Harvia OYJ	2,611	124,728
Machinery — 22.7%
Cargotec OYJ, Class B	4,457	214,698
Kalmar OYJ, Class B(a)	4,771	171,560
Kone OYJ, Class B	23,551	1,329,340
Konecranes OYJ	6,663	476,136
Metso OYJ	58,803	652,468
Security	Shares	Value
Machinery (continued)
Valmet OYJ	14,727	$414,032
Wartsila OYJ Abp	41,462	789,035
		4,047,269
Metals & Mining — 1.0%
Outokumpu OYJ	46,271	171,628
Oil, Gas & Consumable Fuels — 2.1%
Neste OYJ	42,133	377,580
Paper & Forest Products — 7.6%
Stora Enso OYJ, Class R	55,225	593,546
UPM-Kymmene OYJ	26,234	762,232
		1,355,778
Passenger Airlines — 0.6%
Finnair OYJ(a)(b)	27,033	98,697
Pharmaceuticals — 3.3%
Orion OYJ, Class B	10,401	585,377
Real Estate Management & Development — 1.4%
Citycon OYJ	23,848	76,735
Kojamo OYJ(a)	17,570	168,496
		245,231
Software — 1.1%
QT Group OYJ(a)	2,263	195,095
Textiles, Apparel & Luxury Goods — 0.5%
Marimekko OYJ	6,989	96,570
Total Long-Term Investments — 99.8% (Cost: $20,223,099)		17,840,306
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	102,267	102,318
Total Short-Term Securities — 0.6% (Cost: $102,317)		102,318
Total Investments — 100.4% (Cost: $20,325,416)		17,942,624
Liabilities in Excess of Other Assets — (0.4)%		(74,954)
Net Assets — 100.0%		$17,867,670

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Finland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,248	$80,074 (a)	$—	$17	$(21)	$102,318	102,267	$2,933 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000)(a)	—	—	—	—	71	—
				$17	$(21)	$102,318		$3,004	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$15,844	$—	$—	$—	$15,844
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(10,090)	$—	$—	$—	$(10,090)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$279,769
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,152,512	$16,687,794	$—	$17,840,306
Short-Term Securities
Money Market Funds	102,318	—	—	102,318
	$1,254,830	$16,687,794	$—	$17,942,624
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Ireland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 19.4%
AIB Group PLC	1,249,180	$8,774,988
Bank of Ireland Group PLC	245,068	2,894,982
Permanent TSB Group Holdings PLC(a)	80,109	127,976
		11,797,946
Beverages — 2.7%
C&C Group PLC	891,174	1,643,397
Building Products — 4.8%
Kingspan Group PLC	35,119	2,887,722
Containers & Packaging — 1.7%
Ardagh Metal Packaging SA	351,395	1,008,504
Food Products — 23.7%
Dole PLC	156,318	2,286,932
Glanbia PLC	181,827	2,090,431
Kerry Group PLC, Class A	93,172	9,797,148
Origin Enterprises PLC	62,371	192,161
		14,366,672
Health Care Providers & Services — 2.6%
Uniphar PLC(a)	577,879	1,606,701
Hotels, Restaurants & Leisure — 3.5%
Dalata Hotel Group PLC	423,940	2,139,987
Household Durables — 7.3%
Cairn Homes PLC	1,056,619	2,373,021
Glenveagh Properties PLC(a)(b)	1,307,491	2,034,203
		4,407,224
Industrial Conglomerates — 4.4%
DCC PLC	39,703	2,692,374
Insurance — 0.3%
FBD Holdings PLC	11,608	161,731
Life Sciences Tools & Services — 15.6%
ICON PLC(a)	49,870	9,476,297
Marine Transportation — 0.6%
Irish Continental Group PLC	72,553	370,293
Security	Shares	Value
Media — 1.0%
Gambling.com Group Ltd.(a)	43,771	$622,424
Metals & Mining — 0.3%
Kenmare Resources PLC	44,593	157,062
Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp.	23,308	211,170
Passenger Airlines — 4.8%
Ryanair Holdings PLC, ADR	60,105	2,916,896
Pharmaceuticals — 0.4%
GH Research PLC(a)	24,472	247,901
Residential REITs — 2.1%
Irish Residential Properties REIT PLC	1,245,484	1,276,499
Trading Companies & Distributors — 4.2%
Grafton Group PLC	240,077	2,528,002
Total Long-Term Investments — 99.7% (Cost: $62,154,456)		60,518,802
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	20,000	20,000
Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000
Total Investments — 99.7% (Cost: $62,174,456)		60,538,802
Other Assets Less Liabilities — 0.3%		202,681
Net Assets — 100.0%		$60,741,483

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$—	$(130,000)(a)	$—	$—	$20,000	20,000	$1,639	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Ireland ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/21/25	$170	$13,119
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$13,119	$—	$—	$—	$13,119

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(599)	$—	$—	$—	$(599)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$10,982	$—	$—	$—	$10,982
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$161,513
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$22,910,533	$37,608,269	$—	$60,518,802
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$22,930,533	$37,608,269	$—	$60,538,802
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Ireland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$13,119	$—	$13,119

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Kuwait ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.2%
Agility Public Warehousing Co. KSC	1,778,622	$1,568,965
Banks — 57.5%
Al Ahli Bank of Kuwait KSCP	1,402,364	1,468,351
Boubyan Bank KSCP	68,262	148,085
Burgan Bank SAK	1,570,913	1,147,606
Gulf Bank KSCP	2,237,886	2,487,516
Kuwait Finance House KSCP	6,109,064	15,825,917
Kuwait International Bank KSCP	1,697,535	1,181,587
Kuwait Projects Co. Holding KSCP(a)	3,387,005	1,084,379
National Bank of Kuwait SAKP	4,823,959	16,077,510
Warba Bank KSCP(a)	2,078,731	1,614,371
		41,035,322
Capital Markets — 3.0%
Boursa Kuwait Securities Co. KPSC	150,332	1,389,440
Noor Financial Investment Co. KSC	680,446	757,764
		2,147,204
Chemicals — 1.7%
Boubyan Petrochemicals Co. KSCP	523,516	1,202,160
Construction & Engineering — 0.8%
Combined Group Contracting Co. SAK	270,354	590,770
Consumer Finance — 1.3%
Arzan Financial Group for Financing & Investment KPSC	977,314	942,828
Diversified Consumer Services — 1.7%
Humansoft Holding Co. KSC	148,323	1,231,623
Electrical Equipment — 1.7%
Gulf Cable & Electrical Industries Co. KSCP	195,594	1,246,761
Energy Equipment & Services — 0.8%
Heavy Engineering & Ship Building Co. KSCP	205,619	557,269
Financial Services — 3.1%
A'ayan Leasing & Investment Co. KSCP	1,461,220	764,517
Alimtiaz Investment Group KSC(a)	2,929,868	550,624
National Investments Co. KSCP	1,048,268	912,618
		2,227,759
Food Products — 1.2%
Mezzan Holding Co. KSCC	279,018	841,841
Hotels, Restaurants & Leisure — 0.8%
IFA Hotels & Resorts-KPSC(a)	90,497	573,707
Independent Power and Renewable Electricity Producers — 0.8%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,133,137	568,586
Security	Shares	Value
Industrial Conglomerates — 3.9%
Arabi Group Holding KSC(a)	631,265	$811,115
National Industries Group Holding SAK	2,201,148	1,949,288
		2,760,403
Passenger Airlines — 0.9%
Jazeera Airways Co. KSCP(a)	199,415	615,181
Real Estate Management & Development — 10.2%
Commercial Real Estate Co. KSC	2,594,005	1,599,365
Kuwait Real Estate Co. KSC	1,365,667	1,444,649
Mabanee Co. KPSC	835,472	2,236,761
National Real Estate Co. KPSC(a)	3,228,241	889,360
Salhia Real Estate Co. KSCP	835,405	1,133,165
		7,303,300
Specialty Retail — 1.6%
Ali Alghanim Sons Automotive Co. KSCC, NVS	272,511	1,113,540
Trading Companies & Distributors — 1.1%
Integrated Holding Co. KCSC	488,185	825,420
Wireless Telecommunication Services — 5.6%
Kuwait Telecommunications Co.	519,991	957,834
Mobile Telecommunications Co. KSCP	1,907,235	3,030,423
		3,988,257
Total Long-Term Investments — 99.9% (Cost: $58,176,371)		71,340,896
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(b)(c)	30,000	30,000
Total Short-Term Securities — 0.0% (Cost: $30,000)		30,000
Total Investments — 99.9% (Cost: $58,206,371)		71,370,896
Other Assets Less Liabilities — 0.1%		38,994
Net Assets — 100.0%		$71,409,890

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Kuwait ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$—	$(70,000)(a)	$—	$—	$30,000	30,000	$952	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(3,215)	$—	$—	$—	$(3,215)
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,786,733	$58,554,163	$—	$71,340,896
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$12,816,733	$58,554,163	$—	$71,370,896
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI New Zealand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.5%
Freightways Group Ltd.	288,058	$1,792,674
Banks — 1.2%
Heartland Group Holdings Ltd.	1,724,974	822,809
Building Products — 4.4%
Fletcher Building Ltd.(a)	1,611,273	3,076,291
Diversified REITs — 2.7%
Argosy Property Ltd.	1,750,423	984,522
Stride Property Group(b)	1,281,209	890,605
		1,875,127
Diversified Telecommunication Services — 3.6%
Spark New Zealand Ltd.	2,003,478	2,545,230
Electric Utilities — 8.9%
Contact Energy Ltd.	629,174	3,257,084
Mercury NZ Ltd.	914,772	3,042,571
		6,299,655
Financial Services — 10.4%
Infratil Ltd.(b)	1,195,533	7,286,282
Health Care Equipment & Supplies — 20.7%
Fisher & Paykel Healthcare Corp. Ltd.	760,285	14,536,505
Health Care Providers & Services — 7.5%
EBOS Group Ltd.	139,534	3,080,658
Ryman Healthcare Ltd.(a)	1,258,990	2,170,149
		5,250,807
Health Care REITs — 1.5%
Vital Healthcare Property Trust	1,016,270	1,057,885
Hotels, Restaurants & Leisure — 1.5%
SKYCITY Entertainment Group Ltd.(b)	1,413,647	1,046,456
Independent Power and Renewable Electricity Producers — 4.6%
Meridian Energy Ltd.	988,248	3,263,131
Industrial REITs — 4.3%
Goodman Property Trust	1,728,201	1,886,016
Property for Industry Ltd.	977,566	1,176,254
		3,062,270
Machinery — 1.6%
Skellerup Holdings Ltd.	386,615	1,099,155
Security	Shares	Value
Office REITs — 2.4%
Precinct Properties Group	2,623,855	$1,688,707
Oil, Gas & Consumable Fuels — 1.4%
Channel Infrastructure NZ Ltd.	895,506	972,270
Passenger Airlines — 1.7%
Air New Zealand Ltd.	3,512,848	1,228,728
Retail REITs — 2.1%
Kiwi Property Group Ltd.	2,801,365	1,463,562
Software — 2.1%
Gentrack Group Ltd.(a)(b)	195,983	1,245,987
Vista Group International Ltd.(a)	100,662	214,638
		1,460,625
Transportation Infrastructure — 14.2%
Auckland International Airport Ltd.	2,183,680	9,996,750
Total Long-Term Investments — 99.3% (Cost: $81,333,252)		69,824,919
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	5,072,074	5,074,611
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	20,000	20,000
Total Short-Term Securities — 7.2% (Cost: $5,094,995)		5,094,611
Total Investments — 106.5% (Cost: $86,428,247)		74,919,530
Liabilities in Excess of Other Assets — (6.5)%		(4,596,476)
Net Assets — 100.0%		$70,323,054

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI New Zealand ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,075,405 (a)	$—	$(410)	$(384)	$5,074,611	5,072,074	$5,912 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000 (a)	—	—	—	20,000	20,000	611	—
				$(410)	$(384)	$5,094,611		$6,523	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	1	03/20/25	$126	$(1,165)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,165	$—	$—	$—	$1,165

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$15,191	$—	$—	$—	$15,191
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,171)	$—	$—	$—	$(1,171)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$132,208
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI New Zealand ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$44,946,120	$24,878,799	$—	$69,824,919
Short-Term Securities
Money Market Funds	5,094,611	—	—	5,094,611
	$50,040,731	$24,878,799	$—	$74,919,530
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,165)	$—	$—	$(1,165)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Norway ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.7%
Kongsberg Gruppen ASA	15,719	$1,912,279
Banks — 17.2%
DNB Bank ASA	160,164	3,695,595
SpareBank 1 Nord Norge	17,035	200,761
SpareBank 1 Oestlandet	8,521	124,252
SpareBank 1 SMN	23,229	378,443
SpareBank 1 Sor-Norge ASA	36,843	520,343
		4,919,394
Broadline Retail — 0.7%
Europris ASA(a)	28,346	204,443
Chemicals — 3.3%
Elkem ASA(a)(b)(c)	51,123	103,305
Yara International ASA	29,588	841,372
		944,677
Construction & Engineering — 0.9%
Cadeler AS(b)	37,577	172,671
Norconsult Norge A/S, NVS	19,016	70,825
		243,496
Containers & Packaging — 0.2%
Elopak ASA	20,072	72,174
Diversified Telecommunication Services — 4.7%
Telenor ASA	102,728	1,329,783
Electrical Equipment — 0.1%
NEL ASA(b)(c)	85,512	17,049
Electronic Equipment, Instruments & Components — 0.4%
Kitron ASA	32,032	113,700
Energy Equipment & Services — 5.2%
Aker Solutions ASA	48,451	139,552
BW Offshore Ltd.	14,970	40,006
DOF Group ASA(b)	26,381	208,453
Odfjell Drilling Ltd.	16,836	91,338
Paratus Energy Services Ltd.	11,649	46,313
Subsea 7 SA	40,503	625,063
TGS ASA	35,017	338,083
		1,488,808
Food Products — 14.8%
Austevoll Seafood ASA	16,323	155,451
Bakkafrost P/F	9,013	453,139
Grieg Seafood ASA(c)	9,065	38,149
Leroy Seafood Group ASA	47,851	225,590
Mowi ASA	83,109	1,548,082
Orkla ASA	125,270	1,211,109
Salmar ASA	11,801	584,794
		4,216,314
Independent Power and Renewable Electricity Producers — 0.5%
Scatec ASA(a)(b)	21,315	153,022
Industrial Conglomerates — 0.7%
Aker ASA, Class A	3,982	214,736
Insurance — 6.4%
Gjensidige Forsikring ASA	35,743	732,421
Protector Forsikring ASA	9,527	268,746
Storebrand ASA	76,051	830,302
		1,831,469
Security	Shares	Value
IT Services — 0.6%
Atea ASA	14,055	$165,216
Machinery — 2.9%
AutoStore Holdings Ltd.(a)(b)	199,358	186,649
Hexagon Composites ASA(b)	18,907	42,443
TOMRA Systems ASA	39,695	594,494
		823,586
Marine Transportation — 2.9%
Golden Ocean Group Ltd.(b)	23,206	227,871
Hoegh Autoliners ASA	20,433	138,968
MPC Container Ships ASA	67,605	107,680
Odfjell SE, Class A	3,802	32,676
Stolt-Nielsen Ltd.	4,200	98,630
Wallenius Wilhelmsen ASA	18,912	144,644
Wilh Wilhelmsen Holding ASA, Class A	1,996	72,166
		822,635
Media — 2.9%
Schibsted ASA, Class A	13,046	364,162
Schibsted ASA, Class B	17,250	463,760
		827,922
Metals & Mining — 5.2%
Norsk Hydro ASA	251,309	1,484,529
Oil, Gas & Consumable Fuels — 20.2%
Aker BP ASA	56,472	1,171,197
BlueNord ASA(b)	4,251	251,700
BW LPG Ltd.(a)	17,078	199,200
Cool Co. Ltd.(c)	4,337	27,686
DNO ASA	76,903	84,843
Equinor ASA	149,873	3,480,627
Flex LNG Ltd.	5,774	127,544
Frontline PLC, NVS(c)	25,753	416,688
		5,759,485
Passenger Airlines — 0.5%
Norwegian Air Shuttle ASA(b)(c)	129,440	132,188
Real Estate Management & Development — 0.5%
Entra ASA(a)(b)	13,042	131,308
Semiconductors & Semiconductor Equipment — 1.4%
Nordic Semiconductor ASA(b)	32,619	401,954
Software — 0.5%
Crayon Group Holding ASA(a)(b)	14,410	148,408
Total Long-Term Investments — 99.4% (Cost: $32,732,575)		28,358,575
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	626,707	627,020
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	10,000	10,000
Total Short-Term Securities — 2.2% (Cost: $637,020)		637,020
Total Investments — 101.6% (Cost: $33,369,595)		28,995,595
Liabilities in Excess of Other Assets — (1.6)%		(454,600)
Net Assets — 100.0%		$28,540,995
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Norway ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,090,558	$—	$(463,397)(a)	$156	$(297)	$627,020	626,707	$5,592 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (a)	—	—	—	10,000	10,000	183	—
				$156	$(297)	$637,020		$5,775	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/21/25	$170	$(678)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$678	$—	$—	$—	$678

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$9,838	$—	$—	$—	$9,838
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(4,221)	$—	$—	$—	$(4,221)
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Norway ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$186,947
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,793,203	$23,565,372	$—	$28,358,575
Short-Term Securities
Money Market Funds	637,020	—	—	637,020
	$5,430,223	$23,565,372	$—	$28,995,595
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(678)	$—	$(678)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Ireland ETF	iShares MSCI Kuwait ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$230,963,872	$17,840,306	$60,518,802	$71,340,896
Investments, at value—affiliated(c)	2,334,907	102,318	20,000	30,000
Cash	2,293	6,573	1,104	2,369
Foreign currency collateral pledged for futures contracts(d)	228,811	—	12,449	—
Foreign currency, at value(e)	337,720	25,232	47,975	37,478
Receivables:
Investments sold	11,744,735	252,838	6,768,277	995,603
Securities lending income—affiliated	1,077	952	—	—
Dividends—unaffiliated	—	—	121,765	—
Dividends—affiliated	210	—	47	114
Tax reclaims	2,096,542	5,533	15,240	—
Total assets	247,710,167	18,233,752	67,505,659	72,406,460
LIABILITIES
Collateral on securities loaned, at value	2,245,882	102,024	—	—
Payables:
Investments purchased	11,833,239	256,899	6,741,240	956,699
Investment advisory fees	93,220	7,159	22,871	39,871
Variation margin on futures contracts	19,832	—	65	—
Total liabilities	14,192,173	366,082	6,764,176	996,570
Commitments and contingent liabilities
NET ASSETS	$233,517,994	$17,867,670	$60,741,483	$71,409,890
NET ASSETS CONSIST OF
Paid-in capital	$236,521,415	$28,149,752	$56,383,190	$63,289,726
Accumulated earnings (loss)	(3,003,421)	(10,282,082)	4,358,293	8,120,164
NET ASSETS	$233,517,994	$17,867,670	$60,741,483	$71,409,890
NET ASSET VALUE
Shares outstanding	2,100,000	500,000	1,000,000	2,000,000
Net asset value	$111.20	$35.74	$60.74	$35.70
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$233,135,262	$20,223,099	$62,154,456	$58,176,371
(b) Securities loaned, at value	$1,910,812	$94,143	$—	$—
(c) Investments, at cost—affiliated	$2,334,907	$102,317	$20,000	$30,000
(d) Foreign currency collateral pledged, at cost	$241,081	$780	$12,636	$—
(e) Foreign currency, at cost	$341,788	$24,561	$47,934	$37,502
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$69,824,919	$28,358,575
Investments, at value—affiliated(c)	5,094,611	637,020
Cash	7,435	1,521
Foreign currency collateral pledged for futures contracts(d)	10,549	16,598
Foreign currency, at value(e)	624,697	161,221
Receivables:
Investments sold	1,237,977	71,302
Securities lending income—affiliated	1,226	808
Dividends—unaffiliated	116,937	43,372
Dividends—affiliated	55	17
Tax reclaims	—	6,089
Variation margin on futures contracts	—	140
Total assets	76,918,406	29,296,663
LIABILITIES
Collateral on securities loaned, at value	5,075,404	626,892
Payables:
Investments purchased	1,490,243	117,132
Investment advisory fees	28,244	11,644
Variation margin on futures contracts	1,461	—
Total liabilities	6,595,352	755,668
Commitments and contingent liabilities
NET ASSETS	$70,323,054	$28,540,995
NET ASSETS CONSIST OF
Paid-in capital	$149,360,133	$48,212,598
Accumulated loss	(79,037,079)	(19,671,603)
NET ASSETS	$70,323,054	$28,540,995
NET ASSET VALUE
Shares outstanding	1,650,000	1,200,000
Net asset value	$42.62	$23.78
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$81,333,252	$32,732,575
(b) Securities loaned, at value	$4,825,442	$617,190
(c) Investments, at cost—affiliated	$5,094,995	$637,020
(d) Foreign currency collateral pledged, at cost	$11,056	$16,804
(e) Foreign currency, at cost	$629,572	$161,679
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Ireland ETF	iShares MSCI Kuwait ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,010,781 (a)	$265,090	$953,841	$338,342
Dividends—affiliated	2,268	71	1,639	952
Interest—unaffiliated	3,315	942	559	109
Securities lending income—affiliated—net	15,167	2,933	—	—
Other income—unaffiliated	—	9,376	—	—
Foreign taxes withheld	(138,903)	—	(21,668)	—
Total investment income	892,628	278,412	934,371	339,403
EXPENSES
Investment advisory	676,305	51,430	192,552	222,613
Commitment costs	1,321	111	452	294
Professional	—	2,327	—	—
Interest expense	—	—	—	3,179
Total expenses	677,626	53,868	193,004	226,086
Net investment income	215,002	224,544	741,367	113,317
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(3,246,941)	(542,418)	(1,120,777)	(158,500)
Investments—affiliated	(1,426)	17	—	—
Foreign currency transactions	(22,289)	(32,764)	(16,024)	(8,847)
Futures contracts	(278,935)	15,844	(599)	(3,215)
In-kind redemptions—unaffiliated(b)	9,276,573	817,638	9,179,994	—
	5,726,982	258,317	8,042,594	(170,562)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(48,678,289)	(1,137,287)	(19,542,639)	6,718,207
Investments—affiliated	(1,464)	(21)	—	—
Foreign currency translations	(150,979)	3,173	1,597	(112)
Futures contracts	13,116	(10,090)	10,982	—
	(48,817,616)	(1,144,225)	(19,530,060)	6,718,095
Net realized and unrealized gain (loss)	(43,090,634)	(885,908)	(11,487,466)	6,547,533
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,875,632)	$(661,364)	$(10,746,099)	$6,660,850
(a) Includes $362,917 related to a special distribution from Danske Bank A/S.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,347,855	$735,903
Dividends—affiliated	611	183
Interest—unaffiliated	360	167
Securities lending income—affiliated—net	5,912	5,592
Foreign taxes withheld	(173,453)	(146,592)
Total investment income	1,181,285	595,253
EXPENSES
Investment advisory	211,047	75,012
Commitment costs	455	142
Total expenses	211,502	75,154
Net investment income	969,783	520,099
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(6,047,261)	(1,225,377)
Investments—affiliated	(410)	156
Foreign currency transactions	(8,139)	(5,601)
Futures contracts	15,191	9,838
In-kind redemptions—unaffiliated(a)	1,606,000	—
	(4,434,619)	(1,220,984)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(7,770,965)	65,558
Investments—affiliated	(384)	(297)
Foreign currency translations	4,261	(1,051)
Futures contracts	(1,171)	(4,221)
	(7,768,259)	59,989
Net realized and unrealized loss	(12,202,878)	(1,160,995)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,233,095)	$(640,896)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
22

Statements of Changes in Net Assets

	iShares MSCI Denmark ETF		iShares MSCI Finland ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$215,002	$3,406,777	$224,544	$915,787
Net realized gain (loss)	5,726,982	23,085,390	258,317	(2,414,554)
Net change in unrealized appreciation (depreciation)	(48,817,616)	33,525,458	(1,144,225)	4,289,756
Net increase (decrease) in net assets resulting from operations	(42,875,632)	60,017,625	(661,364)	2,790,989
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(821,979)(b)	(3,420,554)	(207,110)(b)	(1,095,476)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,056,733)	(15,718,632)	(9,125,591)	5,475,408
NET ASSETS
Total increase (decrease) in net assets	(52,754,344)	40,878,439	(9,994,065)	7,170,921
Beginning of period	286,272,338	245,393,899	27,861,735	20,690,814
End of period	$233,517,994	$286,272,338	$17,867,670	$27,861,735

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Ireland ETF		iShares MSCI Kuwait ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$741,367	$1,848,836	$113,317	$2,063,080
Net realized gain (loss)	8,042,594	14,834,628	(170,562)	(1,651,561)
Net change in unrealized appreciation (depreciation)	(19,530,060)	3,922,330	6,718,095	4,542,110
Net increase (decrease) in net assets resulting from operations	(10,746,099)	20,605,794	6,660,850	4,953,629
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(745,469)(b)	(1,655,060)	(870,118)(b)	(3,123,698)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(45,670,452)	403,579	6,718,394	(1,423,781)
NET ASSETS
Total increase (decrease) in net assets	(57,162,020)	19,354,313	12,509,126	406,150
Beginning of period	117,903,503	98,549,190	58,900,764	58,494,614
End of period	$60,741,483	$117,903,503	$71,409,890	$58,900,764

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
24

Statements of Changes in Net Assets(continued)

	iShares MSCI New Zealand ETF		iShares MSCI Norway ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$969,783	$2,889,217	$520,099	$1,476,648
Net realized loss	(4,434,619)	(15,810,072)	(1,220,984)	(1,206,767)
Net change in unrealized appreciation (depreciation)	(7,768,259)	22,358,662	59,989	3,692,507
Net increase (decrease) in net assets resulting from operations	(11,233,095)	9,437,807	(640,896)	3,962,388
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,107,401)(b)	(2,949,983)	(651,686)(b)	(1,631,673)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(6,552,172)	(49,872,246)	—	(6,907,697)
NET ASSETS
Total decrease in net assets	(18,892,668)	(43,384,422)	(1,292,582)	(4,576,982)
Beginning of period	89,215,722	132,600,144	29,833,577	34,410,559
End of period	$70,323,054	$89,215,722	$28,540,995	$29,833,577

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$130.12	$104.42	$86.11	$115.08	$84.54	$60.99
Net investment income(a)	0.10 (b)	1.52	2.23	1.37	0.76	0.50
Net realized and unrealized gain (loss)(c)	(18.66)	25.75	17.99	(28.97)	30.62	23.52
Net increase (decrease) from investment operations	(18.56)	27.27	20.22	(27.60)	31.38	24.02
Distributions from net investment income(d)	(0.36)(e)	(1.57)	(1.91)	(1.37)	(0.84)	(0.47)
Net asset value, end of period	$111.20	$130.12	$104.42	$86.11	$115.08	$84.54
Total Return(f)
Based on net asset value	(14.27)%(g)	26.23%	23.48%	(24.07)%	37.21%	39.52%
Ratios to Average Net Assets(h)
Total expenses	0.53%(i)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	0.17%(i)	1.32%	2.26%	1.37%	0.77%	0.71%
Supplemental Data
Net assets, end of period (000)	$233,518	$286,272	$245,394	$176,516	$166,868	$109,899
Portfolio turnover rate(j)	12%	14%	16%	12%	11%	21%
(a) Based on average shares outstanding.
(b) Includes a special distribution from Danske Bank A/S. Excluding such special distribution, the net investment income would have been $(0.12) per share and 0.17% of average net assets
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Finland ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$37.15	$34.48	$34.85	$52.00	$41.34	$35.63
Net investment income(a)	0.40	1.57	1.05	1.73	1.10	0.85
Net realized and unrealized gain (loss)(b)	(1.40)	3.09	(0.47)	(16.54)	10.93	6.25
Net increase (decrease) from investment operations	(1.00)	4.66	0.58	(14.81)	12.03	7.10
Distributions from net investment income(c)	(0.41)(d)	(1.99)	(0.95)	(2.34)	(1.37)	(1.39)
Net asset value, end of period	$35.74	$37.15	$34.48	$34.85	$52.00	$41.34
Total Return(e)
Based on net asset value	(2.59)%(f)	13.87%	1.53%	(28.85)%	29.37%	20.61%
Ratios to Average Net Assets(g)
Total expenses	0.54%(h)(i)	0.55%	0.56%	0.57%	0.55%	0.53%
Total expenses excluding professional fees for foreign withholding tax claims	0.54%(h)	0.53%	0.53%	N/A	0.53%	0.53%
Net investment income	2.31%(h)	4.51%	2.92%	4.05%	2.39%	2.36%
Supplemental Data
Net assets, end of period (000)	$17,868	$27,862	$20,691	$22,652	$31,198	$35,139
Portfolio turnover rate(j)	9%	29%	15%	20%	12%	22%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.56%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$69.36	$57.97	$42.16	$61.21	$42.50	$39.39
Net investment income(a)	0.60	1.09	0.64	0.52	0.32	0.43
Net realized and unrealized gain (loss)(b)	(8.54)	11.28	15.63	(18.92)	18.74	3.34
Net increase (decrease) from investment operations	(7.94)	12.37	16.27	(18.40)	19.06	3.77
Distributions from net investment income(c)	(0.68)(d)	(0.98)	(0.46)	(0.65)	(0.35)	(0.66)
Net asset value, end of period	$60.74	$69.36	$57.97	$42.16	$61.21	$42.50
Total Return(e)
Based on net asset value	(11.41)%(f)	21.43%	38.57%	(30.16)%	44.90%	9.59%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.91%(h)	1.73%	1.23%	1.02%	0.62%	1.06%
Supplemental Data
Net assets, end of period (000)	$60,741	$117,904	$98,549	$48,479	$82,630	$53,119
Portfolio turnover rate(i)	22%	87%	23%	33%	40%	47%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Kuwait ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Period From 09/01/20(a) to 08/31/21
Net asset value, beginning of period	$32.72	$31.62	$36.39	$33.93	$25.22
Net investment income(b)	0.06	1.03	1.19	0.87	0.66
Net realized and unrealized gain (loss)(c)	3.40	1.56	(4.09)	4.38	8.62
Net increase (decrease) from investment operations	3.46	2.59	(2.90)	5.25	9.28
Distributions
From net investment income(d)	(0.48)(e)	(1.49)	(1.14)	(2.79)	(0.57)
From net realized gain	—	—	(0.73)	—	—
Total distributions	(0.48)	(1.49)	(1.87)	(2.79)	(0.57)
Net asset value, end of period	$35.70	$32.72	$31.62	$36.39	$33.93
Total Return(f)
Based on net asset value	10.75%(g)	8.36%	(8.04)%	16.26%	37.03%(g)
Ratios to Average Net Assets(h)
Total expenses	0.75%(i)	0.74%	0.74%	0.74%	0.74%(i)
Net investment income	0.38%(i)	3.21%	3.62%	2.42%	2.24%(i)
Supplemental Data
Net assets, end of period (000)	$71,410	$58,901	$58,495	$29,116	$18,662
Portfolio turnover rate(j)	5%	51%	25%	26%	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$49.56	$45.72	$47.00	$63.49	$60.80	$51.80
Net investment income(a)	0.54	1.31	1.09	1.06	1.04	1.06
Net realized and unrealized gain (loss)(b)	(6.86)	3.86	(1.65)	(16.12)	2.97	9.49
Net increase (decrease) from investment operations	(6.32)	5.17	(0.56)	(15.06)	4.01	10.55
Distributions from net investment income(c)	(0.62)(d)	(1.33)	(0.72)	(1.43)	(1.32)	(1.55)
Net asset value, end of period	$42.62	$49.56	$45.72	$47.00	$63.49	$60.80
Total Return(e)
Based on net asset value	(12.90)%(f)	11.52%	(1.25)%	(23.96)%	6.58%	20.71%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.29%(h)	2.87%	2.26%	1.95%	1.64%	1.96%
Supplemental Data
Net assets, end of period (000)	$70,323	$89,216	$132,600	$115,147	$142,856	$167,203
Portfolio turnover rate(i)	29%	47%	34%	12%	16%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$24.86	$22.94	$25.92	$28.67	$22.40	$22.63
Net investment income(a)	0.43	1.13	1.19	0.97	0.69	0.34
Net realized and unrealized gain (loss)(b)	(0.97)	2.08	(3.05)	(2.79)	6.30	(0.15)
Net increase (decrease) from investment operations	(0.54)	3.21	(1.86)	(1.82)	6.99	0.19
Distributions from net investment income(c)	(0.54)(d)	(1.29)	(1.12)	(0.93)	(0.72)	(0.42)
Net asset value, end of period	$23.78	$24.86	$22.94	$25.92	$28.67	$22.40
Total Return(e)
Based on net asset value	(2.04)%(f)	14.30%	(7.05)%	(6.50)%	31.42%	1.04%
Ratios to Average Net Assets(g)
Total expenses	0.53%(h)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.67%(h)	4.78%	5.05%	3.39%	2.61%	1.58%
Supplemental Data
Net assets, end of period (000)	$28,541	$29,834	$34,411	$33,690	$45,868	$31,364
Portfolio turnover rate(i)	6%	13%	11%	27%	12%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Denmark	Non-diversified
MSCI Finland	Non-diversified
MSCI Ireland	Non-diversified
MSCI Kuwait	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Denmark
BofA Securities, Inc.	$772,154	$(772,154)	$—	$—
Goldman Sachs & Co. LLC	220,681	(220,681)	—	—
Morgan Stanley	917,977	(917,977)	—	—
	$1,910,812	$(1,910,812)	$—	$—
MSCI Finland
Goldman Sachs & Co. LLC	$7,054	$(7,054)	$—	$—
J.P. Morgan Securities LLC	824	(824)	—	—
UBS AG	86,265	(86,265)	—	—
	$94,143	$(94,143)	$—	$—
MSCI New Zealand
BofA Securities, Inc.	$3,179	$(3,179)	$—	$—
Morgan Stanley	4,699,352	(4,699,352)	—	—
State Street Bank & Trust Company	122,911	(122,911)	—	—
	$4,825,442	$(4,825,442)	$—	$—
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Norway
Barclays Capital, Inc.	$412,514	$(412,342)	$—	$172(b)
Goldman Sachs & Co. LLC	196,046	(196,046)	—	—
UBS AG	8,630	(8,630)	—	—
	$617,190	$(617,018)	$—	$172

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Kuwait	0.74
MSCI Norway	0.53
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Denmark	$5,183
MSCI Finland	662
MSCI New Zealand	1,953
MSCI Norway	1,395
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Denmark	$7,247,495	$7,373,118	$(288,564)
MSCI Finland	492,310	709,602	(181,246)
MSCI Ireland	1,804,781	3,323,044	4,268
MSCI New Zealand	1,401,052	710,708	(178,912)
MSCI Norway	19,818	1,186	104
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Denmark	$29,611,071	$30,413,544
MSCI Finland	2,135,519	1,816,796
MSCI Ireland	17,825,683	18,173,278
MSCI Kuwait	9,155,097	3,373,062
MSCI New Zealand	24,582,101	25,152,665
MSCI Norway	1,824,085	1,962,142
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$23,803,900	$32,753,486
MSCI Finland	—	8,875,506
MSCI Ireland	—	45,450,770
MSCI New Zealand	12,251,674	18,893,427
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Denmark	$(4,167,004)
MSCI Finland	(7,642,797)
MSCI Ireland	(1,433,468)
MSCI Kuwait	(2,380,431)
MSCI New Zealand	(60,900,372)
MSCI Norway	(13,712,498)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$237,724,766	$31,233,248	$(35,599,264)	$(4,366,016)
MSCI Finland	20,858,853	944,791	(3,861,020)	(2,916,229)
MSCI Ireland	63,397,767	5,210,090	(8,055,936)	(2,845,846)
MSCI Kuwait	60,273,338	15,459,352	(4,361,794)	11,097,558
MSCI New Zealand	88,724,227	567,385	(14,373,247)	(13,805,862)
MSCI Norway	33,747,677	2,014,220	(6,766,980)	(4,752,760)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties  to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Denmark
Shares sold	200,000	$24,063,969	550,000	$64,009,546
Shares redeemed	(300,000)	(33,120,702)	(700,000)	(79,728,178)
	(100,000)	$(9,056,733)	(150,000)	$(15,718,632)
MSCI Finland
Shares sold	—	$—	350,000	$12,319,839
Shares redeemed	(250,000)	(9,125,591)	(200,000)	(6,844,431)
	(250,000)	$(9,125,591)	150,000	$5,475,408
MSCI Ireland
Shares sold	—	$—	100,000	$6,621,255
Shares redeemed	(700,000)	(45,670,452)	(100,000)	(6,217,676)
	(700,000)	$(45,670,452)	—	$403,579
MSCI Kuwait
Shares sold	200,000	$6,718,394	600,000	$19,882,781
Shares redeemed	—	—	(650,000)	(21,306,562)
	200,000	$6,718,394	(50,000)	$(1,423,781)
MSCI New Zealand
Shares sold	250,000	$12,367,442	100,000	$4,323,438
Shares redeemed	(400,000)	(18,919,614)	(1,200,000)	(54,195,684)
	(150,000)	$(6,552,172)	(1,100,000)	$(49,872,246)
MSCI Norway
Shares sold	—	$—	100,000	$2,404,609
Shares redeemed	—	—	(400,000)	(9,312,306)
	—	$—	(300,000)	$(6,907,697)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Notes to Financial Statements
40

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
42

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Emergent Food and AgTech Multisector ETF | IVEG | NASDAQ
• iShares ESG Aware MSCI EAFE ETF | ESGD | NASDAQ
• iShares ESG MSCI EM Leaders ETF | LDEM | NASDAQ
• iShares MSCI Global Sustainable Development Goals ETF | SDG | NASDAQ
• iShares MSCI Water Management Multisector ETF | IWTR | NASDAQ
• iShares Paris-Aligned Climate MSCI World ex USA ETF | PABD | NASDAQ

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® Emergent Food and AgTech Multisector ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
Nufarm Ltd./Australia	7,172	$16,979
Canada — 4.0%
Nutrien Ltd.	3,167	165,973
Denmark — 3.7%
Novonesis (Novozymes) B, Class B	2,555	154,657
France — 6.7%
Danone SA	2,270	162,002
Eurofins Scientific SE	2,255	113,292
		275,294
Germany — 11.7%
BASF SE	3,266	166,528
Bayer AG, Registered	7,221	170,643
GEA Group AG	2,551	147,976
		485,147
Japan — 3.7%
Kubota Corp.	12,300	152,080
Netherlands — 0.5%
Corbion NV	1,033	22,562
Norway — 6.1%
Bakkafrost P/F	870	43,741
Mowi ASA	7,726	143,913
Salmar ASA	1,320	65,412
		253,066
United Kingdom — 3.0%
Croda International PLC	2,256	94,122
Security	Shares	Value
United Kingdom (continued)
Genus PLC	1,226	$28,446
		122,568
United States — 59.7%
AGCO Corp.	1,136	110,158
CF Industries Holdings Inc.	1,682	136,276
CNH Industrial NV	12,534	161,438
Corteva Inc.	2,579	162,425
Deere & Co.	362	174,046
Ecolab Inc.	637	171,359
Exponent Inc.	926	78,395
FMC Corp.	2,309	85,202
International Paper Co.	4,217	237,628
Kellanova	1,882	156,018
Mosaic Co. (The)	5,616	134,335
Neogen Corp.(a)	4,255	42,763
Packaging Corp. of America	636	135,525
Sealed Air Corp.	2,595	88,697
Smurfit WestRock PLC	2,850	148,400
Sotera Health Co.(a)	2,226	27,758
Trimble Inc.(a)	2,046	147,271
Valmont Industries Inc.	368	128,200
Waters Corp.(a)	394	148,672
		2,474,566
Total Investments — 99.5% (Cost: $4,696,152)		4,122,892
Other Assets Less Liabilities — 0.5%		20,190
Net Assets — 100.0%		$4,143,082

(a)	Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$32 (b)	$—	$(32)	$—	$—	—	$48 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	137	—
				$(32)	$—	$—		$185	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emergent Food and AgTech Multisector ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/21/25	$11	$(482)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$482	$—	$—	$—	$482

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,829	$—	$—	$—	$1,829
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,140)	$—	$—	$—	$(2,140)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,525
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,640,539	$1,482,353	$—	$4,122,892
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emergent Food and AgTech Multisector ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(482)	$—	$—	$(482)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.7%
ANZ Group Holdings Ltd.	1,831,584	$34,046,602
APA Group	3,042,663	13,958,882
Aristocrat Leisure Ltd.	348,178	15,651,242
ASX Ltd.	292,074	12,221,224
BlueScope Steel Ltd.	683,003	10,318,788
Brambles Ltd.	1,825,678	23,817,696
Cochlear Ltd.	98,499	15,903,434
Coles Group Ltd.	729,820	9,069,821
Commonwealth Bank of Australia	885,975	86,813,308
CSL Ltd.	297,448	48,481,784
Fortescue Ltd.	1,117,698	11,469,497
Goodman Group	938,252	18,367,519
James Hardie Industries PLC(a)(b)	275,898	8,748,126
Macquarie Group Ltd.	221,122	31,397,952
National Australia Bank Ltd.	850,218	18,751,351
Northern Star Resources Ltd.	804,466	8,690,466
QBE Insurance Group Ltd.	1,592,857	21,385,950
REA Group Ltd.	52,914	7,908,751
Rio Tinto Ltd.	175,753	12,386,862
South32 Ltd.	3,764,973	8,298,731
Suncorp Group Ltd.	2,111,612	26,530,929
Transurban Group	4,854,308	39,825,540
Wesfarmers Ltd.	643,446	29,841,088
Westpac Banking Corp.	1,231,794	24,473,229
WiseTech Global Ltd.	155,648	8,771,350
Woodside Energy Group Ltd.	2,326,669	36,433,187
Xero Ltd.(a)	75,869	8,137,696
		591,701,005
Austria — 0.2%
Erste Group Bank AG	125,888	8,455,917
Verbund AG	126,647	9,564,263
		18,020,180
Belgium — 1.1%
Anheuser-Busch InBev SA	595,107	35,615,198
Argenx SE(a)	33,154	20,720,726
KBC Group NV	355,516	30,834,997
UCB SA	55,679	10,521,066
		97,691,987
Denmark — 3.0%
AP Moller - Maersk A/S, Class B, NVS	5,246	9,229,380
Carlsberg A/S, Class B	132,286	16,568,906
Coloplast A/S, Class B	79,204	8,434,853
DSV A/S	98,544	19,806,508
Genmab A/S(a)	40,865	9,209,731
Novo Nordisk A/S, Class B	1,707,561	154,904,130
Novonesis (Novozymes) B, Class B	210,184	12,722,670
Orsted A/S(a)(c)	212,188	9,304,164
Pandora A/S	83,197	14,692,535
Vestas Wind Systems A/S(a)	643,557	9,063,665
		263,936,542
Finland — 1.5%
Elisa OYJ	326,292	15,008,156
Kesko OYJ, Class B	598,053	11,337,001
Metso OYJ	994,488	11,034,674
Neste OYJ	869,873	7,795,467
Nokia OYJ	4,103,571	19,715,079
Nordea Bank Abp	826,988	10,885,199
Sampo OYJ, Class A	2,053,963	18,035,173
Stora Enso OYJ, Class R	832,604	8,948,641
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	510,419	$14,830,295
Wartsila OYJ Abp	597,304	11,366,890
		128,956,575
France — 11.0%
Air Liquide SA	132,369	24,289,780
Airbus SE	299,179	51,842,701
Alstom SA(a)	403,958	8,867,687
AXA SA	1,367,914	53,483,193
BNP Paribas SA	455,467	34,516,325
Capgemini SE	49,849	7,740,832
Cie de Saint-Gobain SA	127,594	12,768,677
Cie Generale des Etablissements Michelin SCA	966,660	34,356,548
Covivio SA/France	222,973	12,148,645
Credit Agricole SA	919,629	15,332,736
Danone SA	749,726	53,505,515
Dassault Systemes SE	665,077	26,373,333
Engie SA	672,817	12,036,209
EssilorLuxottica SA	175,451	52,534,860
Eurazeo SE	110,771	8,773,764
Eurofins Scientific SE	174,110	8,747,331
Gecina SA	93,092	8,726,271
Hermes International SCA	16,241	46,358,804
Kering SA	61,928	17,351,401
Legrand SA	165,608	18,258,474
L'Oreal SA	142,101	52,245,610
LVMH Moet Hennessy Louis Vuitton SE	135,939	98,223,973
Pernod Ricard SA	130,298	13,980,782
Rexel SA	618,665	16,811,379
Safran SA	31,912	8,355,688
Sanofi SA	374,754	40,944,554
Schneider Electric SE	391,990	96,305,847
Societe Generale SA	514,185	21,062,222
STMicroelectronics NV	624,519	15,647,568
TotalEnergies SE	1,448,494	87,334,430
Vinci SA	119,419	13,738,888
		972,664,027
Germany — 9.0%
adidas AG	106,722	27,279,270
Allianz SE, Registered	194,233	66,519,063
BASF SE	184,818	9,423,566
Bayer AG, Registered	445,792	10,534,703
Bayerische Motoren Werke AG	258,829	22,501,511
Commerzbank AG	485,970	10,446,151
Covestro AG, NVS(a)	140,981	8,672,424
Daimler Truck Holding AG	196,223	8,615,405
Deutsche Bank AG, Registered	1,213,575	26,183,934
Deutsche Boerse AG	147,552	38,484,885
Deutsche Telekom AG, Registered	819,815	29,584,885
E.ON SE	789,747	10,072,892
GEA Group AG	242,572	14,070,929
Heidelberg Materials AG	66,141	9,946,279
Henkel AG & Co. KGaA	498,524	38,057,930
Infineon Technologies AG	940,752	34,895,386
LEG Immobilien SE	108,246	8,987,040
Mercedes-Benz Group AG	414,163	25,757,163
Merck KGaA	168,581	23,939,257
MTU Aero Engines AG	25,255	8,799,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	83,271	47,193,605
Puma SE	287,149	8,592,326
Rheinmetall AG	25,395	26,820,021
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
SAP SE	600,423	$166,618,049
Siemens AG, Registered	370,448	84,990,988
Siemens Energy AG(a)	252,538	14,522,582
Symrise AG, Class A	86,252	8,678,551
Vonovia SE	306,578	9,495,658
		799,684,253
Hong Kong — 1.7%
AIA Group Ltd.	5,666,600	43,510,330
BOC Hong Kong Holdings Ltd.	3,953,500	13,936,119
Hong Kong Exchanges & Clearing Ltd.	764,900	34,480,142
MTR Corp. Ltd.	9,662,500	31,646,532
Sands China Ltd.(a)	3,911,600	8,966,896
Sino Land Co. Ltd.	8,500,000	8,512,076
Swire Pacific Ltd., Class A	1,081,500	8,976,517
		150,028,612
Ireland — 0.5%
AIB Group PLC	1,343,526	9,437,731
Kerry Group PLC, Class A	228,190	23,994,454
Kingspan Group PLC	109,980	9,043,301
		42,475,486
Israel — 0.9%
Bank Hapoalim BM	1,280,503	17,473,960
Bank Leumi Le-Israel BM	752,283	9,975,598
Check Point Software Technologies Ltd.(a)	45,912	10,112,577
CyberArk Software Ltd.(a)	29,330	10,671,721
Elbit Systems Ltd.	33,519	10,196,062
Isracard Ltd.	1	5
Monday.com Ltd.(a)	27,343	8,114,582
Nice Ltd.(a)	61,287	8,499,615
Wix.com Ltd.(a)	38,968	7,820,488
		82,864,608
Italy — 2.8%
BPER Banca SpA	1,255,691	9,591,518
Enel SpA	4,861,572	35,601,416
Eni SpA	550,942	7,979,456
Ferrari NV	17,040	8,013,125
Generali	1,336,752	44,129,177
Intesa Sanpaolo SpA	9,788,383	48,236,539
Mediobanca Banca di Credito Finanziario SpA	728,483	12,985,721
Moncler SpA	320,996	22,069,355
Prysmian SpA	116,887	6,953,865
Stellantis NV	619,737	7,975,900
UniCredit SpA	796,683	42,026,002
		245,562,074
Japan — 21.6%
Advantest Corp.	383,000	21,462,143
Aeon Co. Ltd.	416,400	10,216,138
Ajinomoto Co. Inc.	425,000	17,025,040
ANA Holdings Inc.	1,210,800	22,974,513
Asahi Group Holdings Ltd.	1,051,100	13,037,235
Asahi Kasei Corp.	1,644,700	11,179,898
Asics Corp.	465,500	10,423,850
Astellas Pharma Inc.	1,530,200	14,884,503
Bandai Namco Holdings Inc.	269,700	9,002,356
Bridgestone Corp.	946,300	36,884,433
Canon Inc.	534,200	18,083,716
Chugai Pharmaceutical Co. Ltd.	380,300	19,103,214
Concordia Financial Group Ltd.	1,395,000	8,167,888
Dai-ichi Life Holdings Inc.	408,600	12,115,587
Daiichi Sankyo Co. Ltd.	1,263,400	29,084,408
Daikin Industries Ltd.	151,100	15,819,425
Security	Shares	Value
Japan (continued)
Daiwa House Industry Co. Ltd.	278,800	$9,178,432
Daiwa Securities Group Inc.	2,382,700	16,794,500
Disco Corp.	47,700	12,106,526
Eisai Co. Ltd.	369,800	10,634,853
ENEOS Holdings Inc.	2,530,100	13,573,512
FANUC Corp.	951,500	27,391,310
Fast Retailing Co. Ltd.	111,100	33,908,872
FUJIFILM Holdings Corp.	598,900	12,188,920
Fujitsu Ltd.	1,397,000	26,947,940
Hankyu Hanshin Holdings Inc.	867,600	22,670,524
Hitachi Ltd.	2,521,200	64,079,069
Honda Motor Co. Ltd.	1,961,300	18,245,289
Hoya Corp.	260,700	30,608,470
Idemitsu Kosan Co. Ltd.	1,305,300	8,868,544
Inpex Corp.	710,500	9,004,408
Isuzu Motors Ltd.	939,100	12,433,473
ITOCHU Corp.	1,104,700	48,819,280
Japan Exchange Group Inc.	832,200	8,851,879
JFE Holdings Inc.	1,416,000	17,705,140
Kao Corp.	251,500	10,820,899
KDDI Corp.	1,569,400	51,180,786
Keyence Corp.	86,100	34,343,324
Kirin Holdings Co. Ltd.	686,300	9,256,311
Komatsu Ltd.	556,000	16,675,004
Konami Group Corp.	71,500	8,730,317
Kubota Corp.	714,500	8,834,226
Marubeni Corp.	1,549,600	24,400,008
Mitsubishi Chemical Group Corp.	1,740,200	8,835,558
Mitsubishi Corp.	1,529,300	25,548,857
Mitsubishi Electric Corp.	1,264,300	19,624,884
Mitsubishi Estate Co. Ltd.	750,000	11,030,808
Mitsubishi Heavy Industries Ltd.	1,828,000	24,547,145
Mitsubishi UFJ Financial Group Inc.	5,353,300	68,247,226
Mitsui Fudosan Co. Ltd.	1,193,900	10,385,935
Mizuho Financial Group Inc.	1,478,100	41,535,203
MS&AD Insurance Group Holdings Inc.	571,200	12,012,751
Murata Manufacturing Co. Ltd.	504,700	8,633,798
NEC Corp.	154,300	15,061,445
Nintendo Co. Ltd.	450,980	33,668,704
Nippon Yusen KK	268,900	9,451,851
Nitto Denko Corp.	503,700	9,923,959
Nomura Holdings Inc.	2,016,800	13,139,380
Nomura Research Institute Ltd.	405,700	13,329,908
Obayashi Corp.	770,000	10,431,892
Oriental Land Co. Ltd./Japan	650,500	13,388,079
ORIX Corp.	496,000	10,300,446
Panasonic Holdings Corp.	1,561,000	19,306,065
Rakuten Group Inc.(a)	1,414,800	8,755,676
Recruit Holdings Co. Ltd.	696,000	41,488,863
Renesas Electronics Corp.	1,002,200	16,733,235
Ricoh Co. Ltd.	1,247,600	13,561,516
Secom Co. Ltd.	291,100	10,000,519
Seiko Epson Corp.	703,400	11,925,997
Sekisui House Ltd.	1,265,000	28,602,085
Seven & i Holdings Co. Ltd.	888,200	12,671,345
SG Holdings Co. Ltd.	1,044,200	10,640,257
Shin-Etsu Chemical Co. Ltd.	636,100	19,178,648
Shionogi & Co. Ltd.	616,500	9,235,599
SoftBank Group Corp.	537,800	29,959,782
Sompo Holdings Inc.	852,800	25,389,715
Sony Group Corp.	3,799,200	95,041,892
Subaru Corp.	459,500	8,519,234
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Metal Mining Co. Ltd.	505,300	$11,060,604
Sumitomo Mitsui Financial Group Inc.	2,429,000	61,835,651
Sumitomo Mitsui Trust Group Inc.	416,800	10,690,073
Sysmex Corp.	693,100	12,605,727
TDK Corp.	811,900	8,688,526
Terumo Corp.	631,500	11,275,994
Tokio Marine Holdings Inc.	1,000,900	35,643,295
Tokyo Electron Ltd.	297,400	44,472,038
Tokyo Gas Co. Ltd.	291,800	9,196,006
Tokyu Corp.	1,105,700	12,769,170
Toray Industries Inc.	1,803,200	12,015,868
Toyota Motor Corp.	4,287,900	77,784,923
Yamaha Motor Co. Ltd.	2,919,200	24,051,939
Yokogawa Electric Corp.	632,200	12,120,600
ZOZO Inc.	365,200	11,422,193
		1,913,457,027
Netherlands — 4.7%
Adyen NV(a)(c)	9,480	17,304,820
AerCap Holdings NV	86,939	8,963,411
Akzo Nobel NV	155,835	9,627,878
ASM International NV	22,201	12,083,068
ASML Holding NV	217,370	154,608,937
Coca-Cola Europacific Partners PLC	225,393	19,442,400
DSM-Firmenich AG	87,679	9,395,858
Heineken NV	203,211	17,165,576
ING Groep NV	1,969,192	35,056,575
Koninklijke Ahold Delhaize NV	398,730	14,050,756
Koninklijke KPN NV	7,742,167	29,556,229
Prosus NV	795,659	35,037,691
Qiagen NV	219,942	8,424,955
Universal Music Group NV	331,433	9,221,750
Wolters Kluwer NV	227,651	35,009,865
		414,949,769
New Zealand — 0.2%
Meridian Energy Ltd.	3,873,105	12,788,741
Norway — 1.1%
DNB Bank ASA	541,189	12,487,297
Equinor ASA	1,011,192	23,483,762
Gjensidige Forsikring ASA	451,100	9,243,639
Kongsberg Gruppen ASA	78,805	9,586,942
Mowi ASA	543,558	10,124,922
Norsk Hydro ASA	1,474,720	8,711,446
Orkla ASA	1,359,850	13,147,018
Telenor ASA	724,594	9,379,649
		96,164,675
Portugal — 0.3%
EDP SA	4,675,654	15,064,109
Galp Energia SGPS SA	774,982	12,779,793
		27,843,902
Singapore — 1.6%
CapitaLand Investment Ltd./Singapore	8,383,700	15,940,109
DBS Group Holdings Ltd.	926,910	31,656,256
Grab Holdings Ltd., Class A(a)	1,678,037	8,138,479
Keppel Ltd.	5,324,400	27,100,891
Oversea-Chinese Banking Corp. Ltd.	1,043,600	13,325,256
Sea Ltd., ADR(a)	120,874	15,383,634
Singapore Exchange Ltd.	940,500	9,386,621
United Overseas Bank Ltd.	482,300	13,662,912
Wilmar International Ltd.	4,126,600	9,827,054
		144,421,212
Security	Shares	Value
Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	199,259	$10,641,631
Amadeus IT Group SA	267,991	20,237,295
Banco Bilbao Vizcaya Argentaria SA	2,950,743	39,115,157
Banco de Sabadell SA	3,552,920	9,747,004
Banco Santander SA	8,350,721	53,604,578
Cellnex Telecom SA(c)	284,177	10,123,493
Endesa SA	503,282	11,169,546
Iberdrola SA	4,413,725	63,732,221
Industria de Diseno Textil SA	626,599	33,671,613
Redeia Corp. SA	248,322	4,444,577
Repsol SA	762,591	9,713,225
		266,200,340
Sweden — 3.5%
Alfa Laval AB	199,856	8,637,279
Assa Abloy AB, Class B	283,113	8,686,367
Atlas Copco AB, Class A	1,282,925	21,905,738
Atlas Copco AB, Class B	515,498	7,700,336
Boliden AB	892,068	31,289,492
Epiroc AB, Class A	439,120	8,569,959
EQT AB	299,113	9,314,378
Essity AB, Class B	714,037	19,649,252
Evolution AB(c)	171,855	13,137,291
Hexagon AB, Class B	1,247,543	14,386,389
Saab AB, Class B	442,895	13,144,403
Sandvik AB	813,939	17,700,022
Spotify Technology SA(a)	52,376	31,845,132
Svenska Cellulosa AB SCA, Class B	1,348,468	18,455,195
Svenska Handelsbanken AB, Class A	1,272,480	15,984,192
Swedbank AB, Class A	692,604	16,661,618
Tele2 AB, Class B	1,692,965	20,075,706
Telia Co. AB	6,666,703	21,671,072
Volvo AB, Class B	469,107	14,561,183
		313,375,004
Switzerland — 10.1%
ABB Ltd., Registered	1,398,754	75,398,207
Alcon AG	426,735	39,814,308
Geberit AG, Registered	18,333	10,780,408
Givaudan SA, Registered	6,752	30,428,518
Holcim AG	269,832	29,579,243
Julius Baer Group Ltd.	134,200	9,056,436
Kuehne + Nagel International AG, Registered	89,831	20,723,934
Logitech International SA, Registered	168,612	16,707,902
Lonza Group AG, Registered	52,282	33,196,280
Nestle SA, Registered	1,180,082	113,917,484
Novartis AG, Registered	1,083,235	117,877,431
Roche Holding AG, Bearer	34,564	12,129,629
Roche Holding AG, NVS	287,926	95,888,004
SGS SA	113,478	11,666,178
SIG Group AG(a)	668,519	13,285,050
Sika AG, Registered	73,192	18,660,915
Sonova Holding AG, Registered	67,018	21,569,199
Swiss Prime Site AG, Registered	234,063	26,991,259
Swiss Re AG	235,422	37,844,009
Temenos AG, Registered	102,027	8,402,834
UBS Group AG, Registered	1,744,142	60,434,203
VAT Group AG(c)	38,121	14,428,245
Zurich Insurance Group AG	116,301	76,838,798
		895,618,474
United Kingdom — 14.8%
3i Group PLC	812,173	40,649,941
Admiral Group PLC	276,764	10,034,646
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Anglo American PLC	655,932	$19,333,004
Antofagasta PLC	425,051	9,368,343
Ashtead Group PLC	247,644	15,091,185
AstraZeneca PLC	788,153	119,246,330
Auto Trader Group PLC(c)	1,186,049	11,641,687
Aviva PLC	3,918,451	26,960,762
BAE Systems PLC	1,717,640	30,714,083
Barclays PLC	8,018,040	31,650,116
Barratt Redrow PLC	1,571,673	8,501,155
BP PLC	5,526,810	30,410,463
Compass Group PLC	432,013	15,123,023
Croda International PLC	205,994	8,594,252
DCC PLC	244,767	16,598,349
Diageo PLC	1,672,435	45,790,267
Entain PLC	910,527	8,615,584
GSK PLC	2,049,300	37,813,541
Haleon PLC	1,759,373	8,859,881
HSBC Holdings PLC	8,830,495	104,725,013
Informa PLC	2,469,643	26,863,978
InterContinental Hotels Group PLC	67,571	8,465,331
Intertek Group PLC	142,881	9,273,516
J Sainsbury PLC	5,229,068	17,051,795
Kingfisher PLC	3,145,936	9,826,092
Land Securities Group PLC	1,391,107	9,922,779
Legal & General Group PLC	7,183,334	22,243,517
Lloyds Banking Group PLC	33,099,467	30,722,021
London Stock Exchange Group PLC	220,786	33,013,600
Marks & Spencer Group PLC	1,951,265	8,757,726
Melrose Industries PLC	1,117,370	9,070,365
Mondi PLC, NVS	713,484	11,092,235
National Grid PLC	2,924,882	35,926,836
NatWest Group PLC, NVS	3,461,032	20,973,778
Pearson PLC	546,019	9,396,809
Phoenix Group Holdings PLC	1,178,617	7,719,286
Reckitt Benckiser Group PLC	247,014	16,349,202
RELX PLC	1,431,865	69,199,683
Rentokil Initial PLC	1,645,330	8,260,137
Rio Tinto PLC	481,467	29,091,617
Rolls-Royce Holdings PLC(a)	2,928,804	27,649,080
Sage Group PLC (The)	1,147,779	18,397,736
Schroders PLC	1,906,166	8,897,424
Segro PLC	1,602,346	14,247,269
Shell PLC	2,525,115	84,377,582
SSE PLC	1,118,451	21,561,436
Security	Shares	Value
United Kingdom (continued)
Standard Chartered PLC	1,196,447	$19,263,133
Tesco PLC	4,562,329	21,876,466
Unilever PLC	1,405,867	79,657,600
Vodafone Group PLC	9,961,165	8,794,596
WPP PLC	862,066	6,993,173
		1,304,657,423
Total Common Stocks — 99.3% (Cost: $7,021,506,041)		8,783,061,916
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	35,283	8,841,674
Total Preferred Stocks — 0.1% (Cost: $12,092,911)		8,841,674
Total Long-Term Investments — 99.4% (Cost: $7,033,598,952)		8,791,903,590
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	9,875	9,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	1,490,000	1,490,000
Total Short-Term Securities — 0.0% (Cost: $1,499,880)		1,499,880
Total Investments — 99.4% (Cost: $7,035,098,832)		8,793,403,470
Other Assets Less Liabilities — 0.6%		55,254,641
Net Assets — 100.0%		$8,848,658,111

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,422,264	$—	$(15,409,501)(a)	$(2,980)	$97	$9,880	9,875	$36,891 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,860,000	—	(1,370,000)(a)	—	—	1,490,000	1,490,000	37,965	—
				$(2,980)	$97	$1,499,880		$74,856	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	65	03/13/25	$11,664	$(148,265)
SPI 200 Index	45	03/20/25	5,677	(117,570)
Euro STOXX 50 Index	313	03/21/25	17,781	892,916
FTSE 100 Index	93	03/21/25	10,337	369,226
				$996,307
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,262,142	$—	$—	$—	$1,262,142
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$265,835	$—	$—	$—	$265,835

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EAFE ETF

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$932,480	$—	$—	$—	$932,480
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(30,922)	$—	$—	$—	$(30,922)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$49,078,907
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$242,992,049	$8,540,069,867	$—	$8,783,061,916
Preferred Stocks	—	8,841,674	—	8,841,674
Short-Term Securities
Money Market Funds	1,499,880	—	—	1,499,880
	$244,491,929	$8,548,911,541	$—	$8,793,403,470
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,262,142	$—	$1,262,142
Liabilities
Equity Contracts	(117,570)	(148,265)	—	(265,835)
	$(117,570)	$1,113,877	$—	$996,307

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.9%
B3 SA - Brasil Bolsa Balcao	40,586	$71,692
Banco do Brasil SA	12,925	59,953
CCR SA	7,396	14,697
CPFL Energia SA	1,684	10,034
Energisa SA	2,123	13,724
Engie Brasil Energia SA	1,492	9,419
Equatorial Energia SA	8,791	44,883
Equatorial Energia SA, NVS(a)	34	169
Klabin SA	6,215	20,869
Localiza Rent a Car SA	6,869	32,784
Natura & Co. Holding SA	6,610	14,516
PRIO SA(a)	5,954	38,600
Raia Drogasil SA	9,607	28,359
Rede D'Or Sao Luiz SA(b)	5,948	27,469
Rumo SA	9,761	28,068
Telefonica Brasil SA	3,020	24,795
TIM SA/Brazil	6,249	17,162
TOTVS SA	4,092	24,298
Ultrapar Participacoes SA	5,600	15,818
		497,309
Chile — 0.4%
Empresas CMPC SA	8,197	13,876
Empresas Copec SA	2,855	20,168
Enel Americas SA	152,904	13,882
Falabella SA	5,103	19,989
Latam Airlines Group SA	1,555,787	25,022
		92,937
China — 32.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,100	2,286
AAC Technologies Holdings Inc.	6,000	34,812
Agricultural Bank of China Ltd., Class A	38,800	27,322
Agricultural Bank of China Ltd., Class H	205,000	122,207
Aier Eye Hospital Group Co. Ltd., Class A	4,000	7,655
Air China Ltd., Class A(a)	5,600	5,567
Alibaba Group Holding Ltd.	83,916	1,387,525
Alibaba Health Information Technology Ltd.(a)(c)	42,000	27,123
Angel Yeast Co. Ltd., Class A	500	2,469
Anhui Conch Cement Co. Ltd., Class A	1,700	5,429
Anhui Conch Cement Co. Ltd., Class H	9,000	24,598
Baidu Inc., Class A(a)	17,000	185,195
BeiGene Ltd.(a)	5,700	121,790
Beijing Enterprises Water Group Ltd.	28,000	8,192
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	700	1,241
Beijing Tong Ren Tang Co. Ltd., Class A	500	2,478
Bilibili Inc., Class Z(a)	1,740	35,342
BOC Aviation Ltd.(b)	1,500	11,588
Bosideng International Holdings Ltd.	34,000	16,574
BYD Co. Ltd., Class A	700	34,914
BYD Co. Ltd., Class H	8,000	383,366
China Construction Bank Corp., Class A	4,000	4,671
China Construction Bank Corp., Class H	718,000	609,129
China Eastern Airlines Corp. Ltd., Class A(a)	8,200	4,312
China Feihe Ltd.(b)	26,000	18,776
China Jushi Co. Ltd., Class A	2,278	3,565
China Literature Ltd.(a)(b)	3,000	9,754
China Mengniu Dairy Co. Ltd.	23,000	52,570
China Merchants Bank Co. Ltd., Class A	9,100	52,600
China Merchants Bank Co. Ltd., Class H	29,000	170,238
Security	Shares	Value
China (continued)
China Merchants Port Holdings Co. Ltd.	10,000	$16,374
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,300	5,799
China Minsheng Banking Corp. Ltd., Class A	14,700	8,321
China Minsheng Banking Corp. Ltd., Class H	49,500	23,582
China National Building Material Co. Ltd., Class H	34,000	16,999
China Overseas Land & Investment Ltd.	28,500	52,848
China Resources Gas Group Ltd.	6,800	22,899
China Resources Land Ltd.	23,500	78,692
China Resources Pharmaceutical Group Ltd.(b)	13,500	9,200
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	580	3,263
China Ruyi Holdings Ltd.(a)	48,000	14,088
China Southern Airlines Co. Ltd., Class A(a)	5,500	4,418
China Three Gorges Renewables Group Co. Ltd., Class A	12,600	7,262
China Tourism Group Duty Free Corp. Ltd., Class A	800	6,733
China Vanke Co. Ltd., Class A(a)	4,200	4,475
China Vanke Co. Ltd., Class H(a)	16,100	13,734
China Yangtze Power Co. Ltd., Class A	10,900	40,923
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,100	3,804
Chow Tai Fook Jewellery Group Ltd.	14,400	13,914
CITIC Ltd.	31,000	35,528
CMOC Group Ltd., Class A	7,300	6,709
CMOC Group Ltd., Class H	27,000	18,191
CNGR Advanced Material Co. Ltd., Class A	560	2,891
Contemporary Amperex Technology Co. Ltd., Class A	1,940	70,655
CSPC Innovation Pharmaceutical Co. Ltd., Class A	540	2,612
CSPC Pharmaceutical Group Ltd.	61,360	37,220
ENN Energy Holdings Ltd.	5,900	39,304
ENN Natural Gas Co. Ltd., Class A	1,150	3,201
Far East Horizon Ltd.	16,000	12,118
Fosun International Ltd.	19,000	10,762
Ganfeng Lithium Group Co. Ltd., Class A	800	4,006
Geely Automobile Holdings Ltd.	45,000	101,747
GEM Co. Ltd., Class A	2,800	2,615
Genscript Biotech Corp.(a)	8,000	13,097
Goldwind Science & Technology Co. Ltd., Class A	2,000	2,486
Great Wall Motor Co. Ltd., Class A	1,100	3,767
Great Wall Motor Co. Ltd., Class H	17,500	29,070
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	700	2,555
H World Group Ltd., ADR	1,555	55,809
Haier Smart Home Co. Ltd., Class A	2,700	9,747
Haier Smart Home Co. Ltd., Class A	18,200	58,298
Haitian International Holdings Ltd.	5,000	13,359
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,558
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	8,000	18,549
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,800	6,640
Huadong Medicine Co. Ltd., Class A	900	4,280
Huatai Securities Co. Ltd., Class A	3,400	8,175
Huatai Securities Co. Ltd., Class H(b)	9,400	15,805
Imeik Technology Development Co. Ltd., Class A	140	3,276
Industrial & Commercial Bank of China Ltd., Class A	29,000	27,338
Industrial & Commercial Bank of China Ltd., Class H	516,000	365,417
Industrial Bank Co. Ltd., Class A	9,400	26,823
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,700	10,498
Innovent Biologics Inc.(a)(b)	9,000	46,929
JD Logistics Inc.(a)(b)	15,000	26,882
JD.com Inc., Class A	18,200	380,582
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,000	3,808
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Jiangsu Expressway Co. Ltd., Class H	10,000	$11,391
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,700	17,045
Kanzhun Ltd., ADR(a)	1,974	31,584
KE Holdings Inc., ADR	5,191	115,604
Kingdee International Software Group Co. Ltd.(a)	23,000	37,794
Kingsoft Corp. Ltd.	7,000	36,232
Kuaishou Technology(a)(b)	20,000	130,619
Kuang-Chi Technologies Co. Ltd., Class A	900	5,084
Kunlun Energy Co. Ltd.	28,000	27,972
Lenovo Group Ltd.	60,000	89,950
Li Auto Inc., Class A(a)	9,204	141,104
Longfor Group Holdings Ltd.(b)	15,000	20,651
MINISO Group Holding Ltd.	3,168	16,379
NetEase Inc.	14,400	286,695
NIO Inc., Class A(a)(c)	10,821	49,685
Nongfu Spring Co. Ltd., Class H(b)	15,000	66,915
Orient Overseas International Ltd.	1,000	13,386
Orient Securities Co. Ltd., Class A	3,700	4,946
Pharmaron Beijing Co. Ltd., Class A	800	2,911
Pop Mart International Group Ltd.(b)	4,000	53,771
Postal Savings Bank of China Co. Ltd., Class H(b)	66,000	41,924
SF Holding Co. Ltd., Class A	2,300	13,193
Shandong Nanshan Aluminum Co. Ltd., Class A	4,500	2,307
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,600	11,474
Shanghai Electric Group Co. Ltd., Class A(a)	5,800	6,518
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,000	3,429
Shanghai M&G Stationery Inc., Class A	500	1,899
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,427
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,400	8,179
Shanghai Putailai New Energy Technology Co. Ltd., Class A	900	2,119
Shenzhen Inovance Technology Co. Ltd., Class A	650	6,463
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	20,893
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	300	2,552
Shenzhou International Group Holdings Ltd.	6,200	45,405
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	900	1,719
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	600	2,429
Sino Biopharmaceutical Ltd.	75,000	31,140
Sinopharm Group Co. Ltd., Class H	9,600	24,190
Sinotruk Hong Kong Ltd.	5,000	13,276
Sungrow Power Supply Co. Ltd., Class A	1,060	10,342
Sunny Optical Technology Group Co. Ltd.	5,300	59,356
Sunwoda Electronic Co. Ltd., Class A	800	2,681
Tencent Holdings Ltd.	21,100	1,298,631
Tianqi Lithium Corp., Class A	700	3,134
Tongcheng Travel Holdings Ltd.	9,200	20,609
Vipshop Holdings Ltd., ADR	2,446	38,451
Want Want China Holdings Ltd.	35,000	21,125
Weichai Power Co. Ltd., Class A	2,900	6,255
Weichai Power Co. Ltd., Class H	15,000	29,540
Western Mining Co. Ltd., Class A	1,100	2,421
WuXi AppTec Co. Ltd., Class A	992	8,359
WuXi AppTec Co. Ltd., Class H(b)	2,200	16,844
Wuxi Biologics Cayman Inc.(a)(b)	26,000	75,367
Xiamen Tungsten Co. Ltd., Class A	500	1,323
XPeng Inc., Class A(a)(c)	9,200	98,302
Yadea Group Holdings Ltd.(b)	10,000	16,416
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	600	2,891
Yihai Kerry Arawana Holdings Co. Ltd., Class A	700	3,078
Security	Shares	Value
China (continued)
Yum China Holdings Inc.	2,840	$140,324
Yunnan Baiyao Group Co. Ltd., Class A	740	5,602
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	3,100	2,310
Yunnan Energy New Material Co. Ltd., Class A	500	2,249
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,426
Zhejiang Expressway Co. Ltd., Class H	10,840	8,060
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	3,800	17,165
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,600	2,854
ZTO Express Cayman Inc.	3,182	61,731
		8,569,023
Colombia — 0.2%
Bancolombia SA	1,865	20,519
Interconexion Electrica SA ESP	3,439	17,154
		37,673
Czech Republic — 0.1%
Komercni Banka AS	580	25,039
Moneta Money Bank AS(b)	2,025	11,387
		36,426
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	17,431	26,052
Greece — 0.7%
Alpha Services and Holdings SA	16,790	34,125
Eurobank Ergasias Services and Holdings SA, Class A	19,007	49,591
Hellenic Telecommunications Organization SA	1,243	19,395
Metlen Energy & Metals SA	812	29,955
National Bank of Greece SA	6,503	60,381
		193,447
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	3,077	22,815
India — 18.7%
ABB India Ltd.	393	22,275
APL Apollo Tubes Ltd.	1,307	21,569
Ashok Leyland Ltd.	10,727	26,260
Asian Paints Ltd.	2,870	71,665
Astral Ltd.	997	15,268
AU Small Finance Bank Ltd.(b)	2,719	17,674
Axis Bank Ltd.	17,085	199,434
Balkrishna Industries Ltd.	572	17,147
Bharti Airtel Ltd.	19,118	344,609
Britannia Industries Ltd.	813	42,791
Cipla Ltd.	3,934	63,515
Colgate-Palmolive India Ltd.	992	27,977
Dabur India Ltd.	3,894	22,004
Eicher Motors Ltd.	1,021	55,839
GAIL India Ltd.	17,394	31,280
GMR Airports Infrastructure Ltd.(a)	20,553	16,443
Grasim Industries Ltd.	1,973	52,199
Havells India Ltd.	1,873	30,534
HCL Technologies Ltd.	7,075	128,052
HDFC Bank Ltd.	42,216	840,278
Hero MotoCorp Ltd.	888	37,503
Hindalco Industries Ltd.	10,131	73,982
Hindustan Unilever Ltd.	6,146	154,065
ICICI Prudential Life Insurance Co. Ltd.(b)	2,655	16,785
Indian Hotels Co. Ltd., Class A	6,348	52,215
Info Edge India Ltd.	525	42,195
Infosys Ltd.	24,769	484,319
InterGlobe Aviation Ltd.(a)(b)	1,409	72,418
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Kotak Mahindra Bank Ltd.	8,162	$178,324
Macrotech Developers Ltd.	2,241	29,100
Mahindra & Mahindra Ltd.	6,939	205,928
Marico Ltd.	3,900	26,828
Max Healthcare Institute Ltd.	5,798	65,047
Nestle India Ltd., NVS	2,531	63,473
NHPC Ltd., NVS	22,863	19,203
PI Industries Ltd.	566	19,554
Pidilite Industries Ltd.	1,138	34,609
Power Grid Corp. of India Ltd.	34,819	100,248
Reliance Industries Ltd.	45,414	625,713
Shree Cement Ltd.	66	20,651
Siemens Ltd.	661	35,121
Sona Blw Precision Forgings Ltd.(b)	3,245	18,408
SRF Ltd.	998	31,967
Supreme Industries Ltd.	488	18,656
Suzlon Energy Ltd.(a)	71,132	40,724
Tata Consumer Products Ltd.	4,441	49,145
Thermax Ltd.	318	11,846
Torrent Pharmaceuticals Ltd.	897	30,302
Torrent Power Ltd.	1,316	19,117
Trent Ltd.	1,351	75,324
TVS Motor Co. Ltd.	1,752	44,747
Union Bank of India Ltd.	11,335	14,655
UPL Ltd.	3,327	24,154
Vedanta Ltd.	10,274	46,729
Zomato Ltd.(a)	53,921	137,720
		4,967,588
Indonesia — 0.8%
Amman Mineral Internasional PT(a)	49,200	19,466
Bank Rakyat Indonesia Persero Tbk PT	509,400	104,423
Barito Pacific Tbk PT	171,676	8,149
Chandra Asri Pacific Tbk PT	57,900	23,398
Kalbe Farma Tbk PT	149,300	9,725
Telkom Indonesia Persero Tbk PT	371,100	53,116
		218,277
Kuwait — 0.7%
Kuwait Finance House KSCP	73,618	190,712
Malaysia — 2.5%
AMMB Holdings Bhd	17,800	22,998
Axiata Group Bhd(c)	21,000	9,856
CELCOMDIGI Bhd	25,800	21,358
CIMB Group Holdings Bhd	60,100	105,556
Gamuda Bhd	33,800	33,138
IHH Healthcare Bhd	16,200	27,046
Kuala Lumpur Kepong Bhd	3,700	17,104
Malayan Banking Bhd	40,800	98,089
Maxis Bhd	18,100	14,056
MR DIY Group M Bhd(b)	23,000	7,130
Nestle Malaysia Bhd	600	11,373
Petronas Chemicals Group Bhd	20,400	17,057
Petronas Dagangan Bhd	2,300	9,901
Petronas Gas Bhd	5,800	22,745
PPB Group Bhd	4,900	11,798
Press Metal Aluminium Holdings Bhd	27,800	31,578
Public Bank Bhd	108,500	110,382
QL Resources Bhd	10,950	11,920
RHB Bank Bhd	11,100	17,197
SD Guthrie Bhd	15,800	17,961
Sime Darby Bhd(c)	21,100	10,376
Telekom Malaysia Bhd	8,800	13,486
Security	Shares	Value
Malaysia (continued)
YTL Corp. Bhd	24,600	$10,452
YTL Power International Bhd	18,900	13,493
		666,050
Mexico — 2.8%
Alfa SAB de CV, Class A	26,700	22,850
America Movil SAB de CV, Series B, Class B(c)	136,487	97,016
Arca Continental SAB de CV	3,820	39,455
Cemex SAB de CV, NVS	113,563	69,782
Fibra Uno Administracion SA de CV	22,192	24,066
Fomento Economico Mexicano SAB de CV	13,118	123,170
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,874	54,175
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,341	36,248
Grupo Bimbo SAB de CV, Series A, Class A	9,571	25,671
Grupo Financiero Banorte SAB de CV, Class O	19,382	136,581
Wal-Mart de Mexico SAB de CV	39,080	103,395
		732,409
Peru — 0.4%
Credicorp Ltd.	509	93,157
Philippines — 0.2%
Ayala Corp.	1,890	18,042
PLDT Inc.	550	12,622
SM Investments Corp.	1,610	21,293
		51,957
Poland — 1.2%
Allegro.eu SA (a)(b)	4,335	29,988
CD Projekt SA	482	26,538
KGHM Polska Miedz SA	1,059	33,924
mBank SA(a)	111	20,514
ORLEN SA	4,322	67,467
Powszechna Kasa Oszczednosci Bank Polski SA	6,514	111,412
Santander Bank Polska SA	306	39,695
		329,538
Qatar — 0.8%
Qatar Fuel QSC	5,016	19,778
Qatar Gas Transport Co. Ltd.	19,824	24,478
Qatar National Bank QPSC	34,250	155,945
		200,201
Russia — 0.0%
Mobile TeleSystems PJSC(a)(d)	18,946	2
Moscow Exchange MICEX-RTS PJSC(a)(d)	30,360	4
PhosAgro PJSC, New(a)(d)	18	—
Polyus PJSC(a)(d)	698	—
		6
Saudi Arabia — 3.2%
ACWA Power Co.	1,092	108,100
Alinma Bank	9,154	73,963
Arabian Internet & Communications Services Co.	175	14,903
Bank AlBilad	4,573	46,361
Dr Sulaiman Al Habib Medical Services Group Co.	648	48,484
Etihad Etisalat Co.	2,789	46,108
Nahdi Medical Co.	288	9,042
SABIC Agri-Nutrients Co.	1,713	49,431
Saudi Arabian Oil Co.(b)	43,273	312,778
Saudi Basic Industries Corp.	6,741	111,442
Saudi Electricity Co.	6,346	28,131
		848,743
South Africa — 5.6%
Absa Group Ltd.	6,353	63,488
Anglo American Platinum Ltd.	713	21,392
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	2,870	$25,049
Bid Corp. Ltd.	2,508	60,372
Bidvest Group Ltd. (The)	2,532	33,233
Capitec Bank Holdings Ltd.	650	106,816
Clicks Group Ltd.	1,774	32,671
Discovery Ltd.	4,058	44,883
FirstRand Ltd.	37,640	141,315
Gold Fields Ltd.	6,696	118,235
Impala Platinum Holdings Ltd.(a)	6,593	31,176
Kumba Iron Ore Ltd.	485	9,673
MTN Group Ltd.	12,660	79,135
Naspers Ltd., Class N	1,265	300,302
Nedbank Group Ltd.	3,488	52,163
NEPI Rockcastle NV	4,288	30,825
Old Mutual Ltd.	34,101	23,074
Pepkor Holdings Ltd.(b)	16,790	23,144
Sanlam Ltd.	13,517	62,347
Sasol Ltd.	4,219	18,142
Shoprite Holdings Ltd.	3,747	54,528
Standard Bank Group Ltd.	9,926	115,157
Vodacom Group Ltd.	4,578	28,926
Woolworths Holdings Ltd./South Africa	6,838	21,175
		1,497,221
South Korea — 6.0%
Amorepacific Corp.(a)	221	17,723
CJ CheilJedang Corp.	63	10,229
Coway Co. Ltd.	407	22,536
Doosan Bobcat Inc.	414	13,344
Doosan Enerbility Co. Ltd.(a)	3,221	56,433
Hana Financial Group Inc.	2,149	87,637
Hanjin Kal Corp.	171	9,732
HD Hyundai Co. Ltd.	312	15,585
HD Hyundai Electric Co. Ltd.	174	39,364
HMM Co. Ltd.	1,921	25,804
HYBE Co. Ltd.(a)	168	29,681
Hyundai Glovis Co. Ltd.	280	24,982
Kakao Corp.	2,316	68,601
KakaoBank Corp.	1,241	21,016
KB Financial Group Inc.	2,791	149,734
Korea Zinc Co. Ltd.	31	15,715
Korean Air Lines Co. Ltd.	1,365	22,116
Krafton Inc.(a)	214	50,350
LG Chem Ltd.(a)	371	59,833
LG Corp.(a)	664	30,277
LG Display Co. Ltd.(a)	2,200	13,860
LG Electronics Inc.	800	43,322
LG Energy Solution Ltd.(a)	330	79,919
LG H&H Co. Ltd.(a)	68	14,853
LG Uplus Corp.	1,625	11,763
Lotte Chemical Corp.	17	727
Mirae Asset Securities Co. Ltd.	1,784	10,712
NAVER Corp.	1,063	151,025
NCSoft Corp.(a)	96	11,177
POSCO Future M Co. Ltd.	221	21,576
Samsung C&T Corp.	665	55,407
Samsung SDI Co. Ltd.	411	63,445
Shinhan Financial Group Co. Ltd.	3,201	101,245
SK Biopharmaceuticals Co. Ltd.(a)	232	18,226
SK Bioscience Co. Ltd.(a)	37	1,081
SK Inc.	273	26,955
SK Innovation Co. Ltd.(a)	507	43,816
SK Square Co. Ltd.(a)	704	43,829
Security	Shares	Value
South Korea (continued)
SK Telecom Co. Ltd.	408	$15,606
SKC Co. Ltd.(a)	142	12,793
Woori Financial Group Inc.	4,738	53,746
Yuhan Corp.	421	35,314
		1,601,089
Taiwan — 14.6%
Acer Inc.	22,000	25,958
Airtac International Group	1,000	28,991
AUO Corp.	50,600	23,319
Cathay Financial Holding Co. Ltd.	70,650	145,696
Chailease Holding Co. Ltd.	10,472	39,748
China Airlines Ltd.	22,000	15,764
China Steel Corp.	89,000	65,667
Chunghwa Telecom Co. Ltd.	28,000	108,914
CTBC Financial Holding Co. Ltd.	124,000	153,217
Delta Electronics Inc.	14,000	168,098
E.Sun Financial Holding Co. Ltd.	107,022	94,412
Eva Airways Corp.	20,000	25,965
Evergreen Marine Corp. Taiwan Ltd.	7,800	50,644
Far Eastern New Century Corp.	22,000	21,362
Far EasTone Telecommunications Co. Ltd.	13,000	35,447
First Financial Holding Co. Ltd.	83,739	70,207
Fubon Financial Holding Co. Ltd.	60,393	168,237
Hotai Motor Co. Ltd.	2,100	39,074
Hua Nan Financial Holdings Co. Ltd.	66,536	56,178
Lite-On Technology Corp.	16,000	51,253
MediaTek Inc.	11,000	492,021
Mega Financial Holding Co. Ltd.	88,667	106,655
Nan Ya Plastics Corp.	39,000	39,723
PharmaEssentia Corp.(a)	2,000	38,297
President Chain Store Corp.	4,000	31,883
Shanghai Commercial & Savings Bank Ltd. (The)	29,000	38,657
SinoPac Financial Holdings Co. Ltd.	80,490	55,403
Taishin Financial Holding Co. Ltd.	87,976	46,425
Taiwan Cooperative Financial Holding Co. Ltd.	80,354	59,837
Taiwan High Speed Rail Corp.	17,000	14,165
Taiwan Mobile Co. Ltd.	13,000	45,223
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	1,250,541
Uni-President Enterprises Corp.	36,000	88,644
United Microelectronics Corp.	84,000	110,382
Voltronic Power Technology Corp.	1,000	49,431
Wan Hai Lines Ltd.	5,260	13,275
		3,868,713
Thailand — 2.0%
Advanced Info Service PCL, NVDR	8,900	71,962
Airports of Thailand PCL, NVDR(c)	31,900	40,475
Bangkok Dusit Medical Services PCL, NVDR	83,700	59,274
Bangkok Expressway & Metro PCL, NVDR	52,800	9,911
Bumrungrad Hospital PCL, NVDR	4,400	25,186
Central Retail Corp. PCL, NVDR	13,500	13,253
Charoen Pokphand Foods PCL, NVDR	27,400	19,587
CP ALL PCL, NVDR	43,600	68,947
Delta Electronics Thailand PCL, NVDR	23,200	52,964
Gulf Energy Development PCL, NVDR	21,700	31,176
Home Product Center PCL, NVDR	46,600	11,554
Intouch Holdings PCL, NVDR	7,500	17,398
Kasikornbank PCL, NVDR	4,400	19,547
Minor International PCL, NVDR	25,300	21,548
PTT Exploration & Production PCL, NVDR	10,500	33,556
PTT Oil & Retail Business PCL, NVDR	22,300	7,195
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Siam Cement PCL (The), NVDR(c)	5,700	$21,289
		524,822
Turkey — 0.6%
Akbank TAS	23,250	43,053
Haci Omer Sabanci Holding AS	7,562	20,135
KOC Holding AS	5,676	23,807
Turk Hava Yollari AO(a)	4,113	34,871
Turkiye Is Bankasi AS, Class C	65,808	27,448
Yapi ve Kredi Bankasi A/S	25,864	20,941
		170,255
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	21,793	67,882
Abu Dhabi Islamic Bank PJSC	10,798	49,981
Aldar Properties PJSC	28,754	69,952
Emaar Properties PJSC	49,471	182,740
Emirates Telecommunications Group Co. PJSC	25,963	117,912
First Abu Dhabi Bank PJSC	32,975	127,851
		616,318
Total Common Stocks — 98.2% (Cost: $22,047,946)		26,052,738
Preferred Stocks
Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	39,730	75,848
Cia Energetica de Minas Gerais, Preference Shares, NVS	13,702	25,902
Cia Paranaense de Energia - Copel, Preference Shares, NVS	8,194	13,736
Gerdau SA, Preference Shares, NVS	9,822	27,793
Itau Unibanco Holding SA, Preference Shares, NVS	36,183	196,289
		339,568
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,063	40,768
Security	Shares	Value
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	3,315	$34,237
South Korea — 0.0%
LG Chem Ltd., Preference Shares, NVS(a)	5	391
Total Preferred Stocks — 1.5% (Cost: $414,850)		414,964
Total Long-Term Investments — 99.7% (Cost: $22,462,796)		26,467,702
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	240,985	241,106
Total Short-Term Securities — 0.9% (Cost: $241,106)		241,106
Total Investments — 100.6% (Cost: $22,703,902)		26,708,808
Liabilities in Excess of Other Assets — (0.6)%		(170,302)
Net Assets — 100.0%		$26,538,506

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$136,053	$105,114 (a)	$—	$(21)	$(40)	$241,106	240,985	$1,641 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	520,000	—	(520,000)(a)	—	—	—	—	6,551	—
				$(21)	$(40)	$241,106		$8,192	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG MSCI EM Leaders ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	03/21/25	$55	$(992)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$992	$—	$—	$—	$992

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,998)	$—	$—	$—	$(1,998)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(992)	$—	$—	$—	$(992)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$27,413
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,017,270	$23,035,462	$6	$26,052,738
Preferred Stocks	373,805	41,159	—	414,964
Short-Term Securities
Money Market Funds	241,106	—	—	241,106
	$3,632,181	$23,076,621	$6	$26,708,808
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG MSCI EM Leaders ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(992)	$—	$—	$(992)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $210,030 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
CSL Ltd.	14,905	$2,429,403
Vicinity Ltd.	190,601	259,180
		2,688,583
Austria — 0.3%
Verbund AG	6,409	484,002
Belgium — 0.2%
Argenx SE(a)	618	386,240
Brazil — 0.6%
BRF SA	387,048	1,178,700
Canada — 2.7%
Saputo Inc.	150,657	2,654,396
West Fraser Timber Co. Ltd.	27,414	2,178,340
		4,832,736
Chile — 0.8%
Empresas CMPC SA	840,816	1,423,390
China — 24.5%
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	32,600	35,369
BeiGene Ltd.(a)	23,121	494,017
Beijing Enterprises Water Group Ltd.	1,748,000	511,441
China Longyuan Power Group Corp. Ltd., Class H	1,057,000	813,600
China Mengniu Dairy Co. Ltd.	1,363,000	3,115,352
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	345,200	465,546
China Railway Signal & Communication Corp. Ltd., Class A	2,827,588	2,246,022
China Three Gorges Renewables Group Co. Ltd., Class A	241,000	138,893
Chongqing Zhifei Biological Products Co. Ltd., Class A	20,100	69,506
CSPC Pharmaceutical Group Ltd.	563,520	341,819
Flat Glass Group Co. Ltd., Class A	751,900	2,246,102
Hansoh Pharmaceutical Group Co. Ltd.(b)	30,000	69,560
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	4,900	14,196
Henan Shuanghui Investment & Development Co. Ltd., Class A	60,900	224,645
Hengan International Group Co. Ltd.	292,500	821,354
Innovent Biologics Inc.(a)(b)	37,000	192,932
Kingdee International Software Group Co. Ltd.(a)	3,441,000	5,654,326
Li Auto Inc., Class A(a)	529,344	8,115,207
New Oriental Education & Technology Group Inc.	424,300	2,024,674
Nongfu Spring Co. Ltd., Class H(b)	79,000	352,418
Seres Group Co. Ltd., Class A, NVS	29,600	496,188
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,000	3,819
TAL Education Group, ADR(a)	66,098	853,986
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,259,900	4,032,468
Tingyi Cayman Islands Holding Corp.	578,000	841,311
Xinyi Solar Holdings Ltd.	16,312,000	6,927,650
XPeng Inc., Class A(a)	216,832	2,316,851
Yadea Group Holdings Ltd.(b)	358,000	587,687
Yihai Kerry Arawana Holdings Co. Ltd., Class A	38,000	167,097
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	138,300	624,722
		44,798,758
Denmark — 9.7%
Genmab A/S(a)	2,517	567,255
Novo Nordisk A/S, Class B	78,152	7,089,684
Orsted A/S(a)(b)	36,347	1,593,768
Security	Shares	Value
Denmark (continued)
Rockwool A/S, Class B	2,723	$1,076,243
Vestas Wind Systems A/S(a)	527,340	7,426,899
		17,753,849
France — 1.4%
Covivio SA/France	7,189	391,691
Gecina SA	2,166	203,037
Ipsen SA	2,325	269,658
Klepierre SA	21,164	672,402
Unibail-Rodamco-Westfield, New	12,170	1,030,997
		2,567,785
Germany — 1.9%
LEG Immobilien SE	9,351	776,359
Vonovia SE	84,518	2,617,781
		3,394,140
Hong Kong — 5.3%
Henderson Land Development Co. Ltd.	178,000	487,325
Link REIT	125,420	570,045
MTR Corp. Ltd.	338,500	1,108,652
WH Group Ltd.(b)	9,227,000	7,539,146
		9,705,168
India — 0.8%
Colgate-Palmolive India Ltd.	4,435	125,077
Hindustan Unilever Ltd.	27,752	695,673
Lupin Ltd.	9,130	199,357
Macrotech Developers Ltd.	11,195	145,372
Marico Ltd.	18,512	127,343
Nestle India Ltd., NVS	8,107	203,309
		1,496,131
Italy — 0.1%
Recordati Industria Chimica e Farmaceutica SpA	2,595	146,614
Japan — 10.7%
Central Japan Railway Co.	241,500	4,752,674
Chugai Pharmaceutical Co. Ltd.	11,300	567,621
Daiichi Sankyo Co. Ltd.	69,900	1,609,150
East Japan Railway Co.	326,100	6,447,676
Eisai Co. Ltd.	26,600	764,973
Kyowa Kirin Co. Ltd.	21,300	301,686
Nippon Building Fund Inc.	297	245,437
Nissin Foods Holdings Co. Ltd.	59,400	1,200,957
Ono Pharmaceutical Co. Ltd.	63,200	681,627
Shionogi & Co. Ltd.	27,000	404,479
Sysmex Corp.	20,400	371,024
Terumo Corp.	41,200	735,663
Unicharm Corp.	193,400	1,452,440
		19,535,407
Malaysia — 0.2%
PPB Group Bhd	48,400	116,534
QL Resources Bhd	221,544	241,162
		357,696
Mexico — 0.9%
Fibra Uno Administracion SA de CV	349,604	379,131
Gruma SAB de CV, Class B	39,495	681,968
Kimberly-Clark de Mexico SAB de CV, Class A	338,973	506,959
Prologis Property Mexico SA de CV	31,046	98,195
		1,666,253
Netherlands — 0.8%
JDE Peet's NV	78,254	1,462,598
Norway — 1.2%
Mowi ASA	84,466	1,573,359
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Salmar ASA	11,351	$562,494
		2,135,853
Portugal — 0.2%
EDP Renovaveis SA	46,100	409,341
Saudi Arabia — 0.4%
ACWA Power Co.	1,089	107,803
Almarai Co. JSC	39,936	604,114
		711,917
Singapore — 0.5%
CapitaLand Ascendas REIT	188,400	359,058
CapitaLand Integrated Commercial Trust	365,616	534,399
		893,457
South Africa — 0.2%
NEPI Rockcastle NV	38,171	274,399
South Korea — 1.3%
LG Energy Solution Ltd.(a)	10,123	2,451,584
Sweden — 2.4%
Essity AB, Class B	124,016	3,412,739
Svenska Cellulosa AB SCA, Class B	44,214	605,115
Swedish Orphan Biovitrum AB(a)	10,916	320,961
		4,338,815
Switzerland — 3.9%
Novartis AG, Registered	63,728	6,934,869
Swiss Prime Site AG, Registered	2,052	236,629
		7,171,498
Taiwan — 2.9%
Taiwan High Speed Rail Corp.	439,000	365,785
Uni-President Enterprises Corp.	2,009,000	4,946,850
		5,312,635
United Kingdom — 1.3%
Land Securities Group PLC	32,289	230,318
Pearson PLC	127,563	2,195,317
		2,425,635
United States — 23.4%
Alexandria Real Estate Equities Inc.	10,348	1,058,187
Alnylam Pharmaceuticals Inc.(a)	1,614	398,255
BioMarin Pharmaceutical Inc.(a)	11,355	808,022
BXP Inc.	15,651	1,110,125
Dexcom Inc.(a)	12,063	1,066,007
Security	Shares	Value
United States (continued)
Digital Realty Trust Inc.	20,029	$3,130,933
Edwards Lifesciences Corp.(a)	16,920	1,211,810
Equinix Inc.	3,901	3,528,923
First Solar Inc.(a)(c)	44,702	6,087,518
Hormel Foods Corp.	81,092	2,321,664
Incyte Corp.(a)	10,482	770,427
Insulet Corp.(a)	1,859	506,150
Neurocrine Biosciences Inc.(a)	5,240	622,093
Nvidia Corp.	52,228	6,524,320
Regeneron Pharmaceuticals Inc.	4,784	3,342,772
Sun Communities Inc.	7,554	1,028,477
United Therapeutics Corp.(a)	1,866	597,213
Vertex Pharmaceuticals Inc.(a)	6,217	2,982,855
Weyerhaeuser Co.	98,481	2,964,278
Xylem Inc./New York	19,842	2,597,119
		42,657,148
Total Long-Term Investments — 100.1% (Cost: $190,183,803)		182,660,332
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	5,727,574	5,730,438
Total Short-Term Securities — 3.1% (Cost: $5,730,438)		5,730,438
Total Investments — 103.2% (Cost: $195,914,241)		188,390,770
Liabilities in Excess of Other Assets — (3.2)%		(5,810,647)
Net Assets — 100.0%		$182,580,123

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Sustainable Development Goals ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$618,867	$5,113,020 (a)	$—	$(1,510)	$61	$5,730,438	5,727,574	$4,487 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	3,334	—
				$(1,510)	$61	$5,730,438		$7,821	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	1	03/21/25	$30	$(45)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$45	$—	$—	$—	$45

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$7,995	$—	$—	$—	$7,995
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(55,456)	$—	$—	$—	$(55,456)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$540,302
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Sustainable Development Goals ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$53,616,051	$129,044,281	$—	$182,660,332
Short-Term Securities
Money Market Funds	5,730,438	—	—	5,730,438
	$59,346,489	$129,044,281	$—	$188,390,770
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(45)	$—	$—	$(45)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $410,059 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments
22

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Water Management Multisector ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 11.7%
Astral Ltd.	3,873	$59,310
Geberit AG, Registered	479	281,668
Genuit Group PLC	8,059	36,292
Prince Pipes & Fittings Ltd.	1,635	5,371
Zurn Elkay Water Solutions Corp.	4,108	145,546
		528,187
Chemicals — 0.9%
Finolex Industries Ltd.	7,880	15,462
Ganfeng Lithium Group Co. Ltd., Class A	600	3,005
Johnson Matthey PLC	1,198	21,659
		40,126
Commercial Services & Supplies — 1.5%
China Everbright Environment Group Ltd.	120,000	50,862
ION Exchange India Ltd., NVS	2,597	14,887
		65,749
Construction & Engineering — 1.0%
Kyudenko Corp.	1,300	39,052
Welspun Enterprises Ltd.	1,541	7,378
		46,430
Construction Materials — 2.3%
Wienerberger AG	3,176	104,672
Electric Utilities — 2.9%
EDP SA	20,206	65,100
Enel Chile SA	201,868	13,343
Mercury NZ Ltd.	4,910	16,331
Verbund AG	451	34,059
		128,833
Electronic Equipment, Instruments & Components — 3.9%
Badger Meter Inc.	829	174,363
Hotels, Restaurants & Leisure — 7.2%
Genting Singapore Ltd.	41,200	22,310
Marriott International Inc./MD, Class A	1,067	299,240
Pierre Et Vacances SA, NVS(a)	2,125	3,302
Star Entertainment Group Ltd. (The)(a)(b)	2,247	156
		325,008
Independent Power and Renewable Electricity Producers — 1.6%
Auren Energia SA	4,620	6,113
China Yangtze Power Co. Ltd., Class A	9,600	36,042
Meridian Energy Ltd.	8,709	28,757
		70,912
Industrial Conglomerates — 0.5%
Swire Pacific Ltd., Class A	3,000	24,900
Machinery — 19.6%
Energy Recovery Inc.(a)	1,650	24,684
Franklin Electric Co. Inc.	1,102	112,569
Kurita Water Industries Ltd.	3,000	96,836
METAWATER Co. Ltd.	900	11,515
Mueller Water Products Inc., Class A	4,419	113,834
Organo Corp.	800	37,933
Takuma Co. Ltd.	2,000	23,468
Watts Water Technologies Inc., Class A	773	165,870
Xylem Inc./New York	2,271	297,251
		883,960
Multi-Utilities — 5.1%
ACEA SpA	1,297	23,712
Security	Shares	Value
Multi-Utilities (continued)
Engie SA	11,501	$205,744
		229,456
Real Estate Management & Development — 0.3%
Amata Corp. PCL, NVDR	7,400	5,099
WHA Corp. PCL, NVDR	65,500	6,604
		11,703
Semiconductors & Semiconductor Equipment — 28.2%
ASE Technology Holding Co. Ltd.	21,000	106,128
Intel Corp.	11,292	267,959
Macronix International Co. Ltd.	15,000	9,938
NXP Semiconductors NV	1,259	271,428
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	274,509
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	90	16,248
Texas Instruments Inc.	1,120	219,509
United Microelectronics Corp.	72,000	94,613
Win Semiconductors Corp.(a)	3,000	9,955
		1,270,287
Trading Companies & Distributors — 5.8%
Core & Main Inc., Class A(a)	5,164	263,416
Water Utilities — 6.5%
AlKhorayef Water & Power Technologies Co.(a)	494	21,497
Beijing Enterprises Water Group Ltd.	130,000	38,036
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	11,852	191,198
Cia De Sanena Do Parana	4,732	21,909
Inversiones Aguas Metropolitanas SA	14,876	12,854
Manila Water Co. Inc.	9,900	5,122
		290,616
Total Common Stocks — 99.0% (Cost: $4,040,152)		4,458,618
Preferred Stocks
Electric Utilities — 0.3%
Cia Paranaense de Energia - Copel, Preference Shares, NVS	7,913	13,265
Water Utilities — 0.4%
Cia. De Sanena Do Parana, Preference Shares, NVS	16,872	15,360
Total Preferred Stocks — 0.7% (Cost: $25,203)		28,625
Total Long-Term Investments — 99.7% (Cost: $4,065,355)		4,487,243
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)	1,029	1,030
Total Short-Term Securities — 0.0% (Cost: $1,030)		1,030
Total Investments — 99.7% (Cost: $4,066,385)		4,488,273
Other Assets Less Liabilities — 0.3%		14,915
Net Assets — 100.0%		$4,503,188
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Water Management Multisector ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,035 (a)	$—	$(5)	$—	$1,030	1,029	$62 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	90	—
				$(5)	$—	$1,030		$152	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,343	$—	$—	$—	$1,343
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Average notional value of contracts — long	$0 (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,758,409	$1,700,209	$—	$4,458,618
Preferred Stocks	28,625	—	—	28,625
Short-Term Securities
Money Market Funds	1,030	—	—	1,030
	$2,788,064	$1,700,209	$—	$4,488,273
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments (unaudited)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.2%
ANZ Group Holdings Ltd.	21,411	$398,001
Aristocrat Leisure Ltd.	2,867	128,877
ASX Ltd.	1,159	48,496
Brambles Ltd.	5,734	74,805
Cochlear Ltd.	671	108,338
Coles Group Ltd.	5,185	64,437
Commonwealth Bank of Australia	9,516	932,437
Computershare Ltd.	3,355	86,062
CSL Ltd.	2,440	397,702
Goodman Group	17,507	342,723
GPT Group (The)	52,521	150,987
James Hardie Industries PLC(a)	5,002	158,603
Macquarie Group Ltd.	2,074	294,495
Medibank Pvt Ltd.	12,505	33,914
National Australia Bank Ltd.	21,106	465,488
Northern Star Resources Ltd.	11,407	123,227
QBE Insurance Group Ltd.	12,285	164,940
REA Group Ltd.	427	63,821
Scentre Group	110,044	231,234
SGH Ltd.	1,046	33,777
Sonic Healthcare Ltd.	1,464	25,078
Stockland	43,981	139,605
Suncorp Group Ltd.	17,610	221,257
Transurban Group	44,530	365,331
Treasury Wine Estates Ltd.	12,078	82,198
Vicinity Ltd.	228,872	311,222
Wesfarmers Ltd.	9,760	452,639
Westpac Banking Corp.	7,198	143,010
WiseTech Global Ltd.	688	38,771
Woolworths Group Ltd.	1,708	31,948
Xero Ltd.(a)	488	52,343
		6,165,766
Austria — 0.3%
Erste Group Bank AG	2,018	135,549
Verbund AG	2,196	165,840
		301,389
Belgium — 1.1%
Anheuser-Busch InBev SA	6,872	411,266
Argenx SE(a)	185	115,622
D'ieteren Group	329	54,633
Groupe Bruxelles Lambert NV	1,098	78,402
KBC Group NV	2,257	195,756
Lotus Bakeries NV	8	72,487
Sofina SA	61	15,052
Syensqo SA	244	17,885
UCB SA	940	177,622
		1,138,725
Canada — 12.5%
Agnico Eagle Mines Ltd.	4,166	401,324
Bank of Montreal	2,689	276,493
Bank of Nova Scotia (The)	2,610	129,566
BCE Inc.	4,108	94,895
Brookfield Asset Management Ltd., Class A	1,403	79,278
CAE Inc.(a)	2,562	62,175
Cameco Corp.	3,481	153,267
Canadian Imperial Bank of Commerce	6,904	418,368
Canadian Pacific Kansas City Ltd.	6,832	532,157
CCL Industries Inc., Class B, NVS	1,037	53,207
CGI Inc.	2,019	209,289
Constellation Software Inc./Canada	90	310,231
Security	Shares	Value
Canada (continued)
Dollarama Inc.	3,965	$413,369
Element Fleet Management Corp.	8,723	174,490
Empire Co. Ltd., NVS	1,464	45,567
Fairfax Financial Holdings Ltd.	145	208,470
FirstService Corp.	372	65,583
GFL Environmental Inc.	2,623	118,445
Gildan Activewear Inc.	1,830	98,852
Great-West Lifeco Inc.	8,906	330,816
Hydro One Ltd.(b)	20,740	664,311
iA Financial Corp. Inc.	1,974	185,168
IGM Financial Inc.	2,745	86,501
Intact Financial Corp.	2,215	436,417
Ivanhoe Mines Ltd., Class A(a)(c)	20,191	191,617
Kinross Gold Corp.	13,558	145,256
Loblaw Companies Ltd.	2,745	359,416
Lundin Mining Corp.	23,133	185,320
Manulife Financial Corp.	17,043	530,816
Metro Inc./CN	3,172	209,866
National Bank of Canada	2,440	203,076
Open Text Corp.	732	18,903
Pan American Silver Corp.	4,407	104,939
Power Corp. of Canada	7,076	240,146
Quebecor Inc., Class B	4,575	104,513
RB Global Inc.	671	68,633
Restaurant Brands International Inc.	2,623	171,114
Rogers Communications Inc., Class B, NVS	3,538	98,259
Royal Bank of Canada	9,577	1,131,830
Shopify Inc., Class A(a)	6,003	672,353
Stantec Inc.	2,745	233,868
Sun Life Financial Inc.	7,137	396,919
TFI International Inc.	1,281	116,169
Thomson Reuters Corp.	1,708	305,333
TMX Group Ltd.	5,612	199,421
Toromont Industries Ltd.	1,342	112,675
Toronto-Dominion Bank (The)	11,529	690,425
Wheaton Precious Metals Corp.	6,124	422,828
WSP Global Inc.	183	32,640
		12,494,574
Denmark — 3.1%
Carlsberg A/S, Class B	1,037	129,885
Coloplast A/S, Class B	886	94,355
Danske Bank A/S	733	24,653
Demant A/S(a)	610	21,959
DSV A/S	976	196,168
Genmab A/S(a)	244	54,990
Novo Nordisk A/S, Class B	18,256	1,656,122
Novonesis (Novozymes) B, Class B	5,066	306,651
Orsted A/S(a)(b)	671	29,423
Pandora A/S	610	107,726
Rockwool A/S, Class B	329	130,034
Tryg A/S	1,952	42,681
Vestas Wind Systems A/S(a)	17,780	250,408
Zealand Pharma A/S(a)	122	11,319
		3,056,374
Finland — 1.4%
Elisa OYJ	427	19,640
Kesko OYJ, Class B	14,274	270,585
Kone OYJ, Class B	2,928	165,271
Nokia OYJ	34,193	164,276
Nordea Bank Abp	13,815	181,840
Orion OYJ, Class B	1,593	89,655
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A	28,365	$249,064
UPM-Kymmene OYJ	4,270	124,066
Wartsila OYJ Abp	6,001	114,201
		1,378,598
France — 10.0%
Aeroports de Paris SA	793	81,276
Air Liquide SA	1,351	247,909
Alstom SA(a)	5,737	125,939
Amundi SA(b)	488	35,060
AXA SA	9,455	369,675
BioMerieux	294	35,156
BNP Paribas SA	1,708	129,436
Capgemini SE	671	104,197
Cie de Saint-Gobain SA	2,572	257,387
Cie Generale des Etablissements Michelin SCA	2,196	78,049
Covivio SA/France	4,636	252,592
Dassault Systemes SE	5,254	208,345
Edenred SE	2,623	83,489
Eiffage SA	1,647	165,440
EssilorLuxottica SA	1,891	566,217
Eurazeo SE	366	28,989
Eurofins Scientific SE	1,281	64,358
Gecina SA	3,477	325,927
Getlink SE	19,581	324,768
Hermes International SCA	189	539,487
Ipsen SA	854	99,049
Kering SA	553	154,943
Klepierre SA	11,102	352,722
Legrand SA	3,172	349,717
L'Oreal SA	1,708	627,972
LVMH Moet Hennessy Louis Vuitton SE	1,525	1,101,903
Pernod Ricard SA	2,320	248,933
Publicis Groupe SA	732	72,694
Sanofi SA	7,148	780,970
Sartorius Stedim Biotech	147	30,599
Schneider Electric SE	5,327	1,308,761
STMicroelectronics NV	5,798	145,271
Teleperformance SE	183	17,620
Unibail-Rodamco-Westfield, New	671	56,845
Vinci SA	4,980	572,938
		9,944,633
Germany — 7.1%
adidas AG	932	238,229
Allianz SE, Registered	2,568	879,464
Bayerische Motoren Werke AG	615	53,465
Beiersdorf AG	1,037	142,322
Commerzbank AG	1,613	34,672
Deutsche Bank AG, Registered	9,043	195,111
Deutsche Boerse AG	1,037	270,473
Deutsche Post AG, Registered	6,100	238,498
Deutsche Telekom AG, Registered	13,519	487,864
Hannover Rueck SE	331	88,019
Henkel AG & Co. KGaA	614	46,873
Infineon Technologies AG	8,650	320,855
Knorr-Bremse AG	549	47,621
LEG Immobilien SE	1,220	101,290
Merck KGaA	1,037	147,259
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	907	514,040
Puma SE	610	18,253
Rational AG	34	30,681
Security	Shares	Value
Germany (continued)
Rheinmetall AG	291	$307,329
SAP SE	5,949	1,650,854
Scout24 SE(b)	183	17,900
Siemens AG, Registered	3,379	775,236
Siemens Healthineers AG(b)	1,710	95,581
Symrise AG, Class A	976	98,204
Talanx AG(a)	316	28,759
Vonovia SE	6,588	204,050
Zalando SE(a)(b)	915	32,957
		7,065,859
Hong Kong — 1.2%
AIA Group Ltd.	71,800	551,308
CK Asset Holdings Ltd.	20,000	87,102
Futu Holdings Ltd., ADR	366	39,963
Henderson Land Development Co. Ltd.	82,000	224,498
Hong Kong Exchanges & Clearing Ltd.	3,900	175,804
Techtronic Industries Co. Ltd.	8,000	111,958
Wharf Holdings Ltd. (The)	23,000	53,470
		1,244,103
Ireland — 0.3%
Kerry Group PLC, Class A	632	66,456
Kingspan Group PLC	2,946	242,240
		308,696
Israel — 0.8%
Azrieli Group Ltd.	2,091	159,625
Bank Hapoalim BM	11,374	155,211
Bank Leumi Le-Israel BM	3,477	46,107
Check Point Software Technologies Ltd.(a)	366	80,615
CyberArk Software Ltd.(a)	122	44,390
Elbit Systems Ltd.	194	59,012
Global-e Online Ltd.(a)	805	34,309
Monday.com Ltd.(a)	61	18,103
Nice Ltd.(a)	366	50,759
Teva Pharmaceutical Industries Ltd., ADR(a)	6,251	102,891
Wix.com Ltd.(a)	122	24,484
		775,506
Italy — 2.9%
Amplifon SpA	2,196	55,835
Banco BPM SpA	22,936	229,738
BPER Banca SpA	11,407	87,132
Davide Campari-Milano NV	14,335	85,578
DiaSorin SpA	193	20,411
Enel SpA	17,458	127,845
Ferrari NV	1,057	497,058
FinecoBank Banca Fineco SpA	6,405	119,922
Intesa Sanpaolo SpA	7,453	36,728
Mediobanca Banca di Credito Finanziario SpA	17,324	308,813
Moncler SpA	1,708	117,430
Nexi SpA(a)(b)	3,975	20,847
Poste Italiane SpA(b)	4,215	68,033
Recordati Industria Chimica e Farmaceutica SpA	2,074	117,178
Terna - Rete Elettrica Nazionale	53,802	449,745
UniCredit SpA	10,380	547,558
Unipol Gruppo SpA	1,597	23,854
		2,913,705
Japan — 18.2%
Advantest Corp.	5,000	280,185
Ajinomoto Co. Inc.	400	16,024
Asahi Group Holdings Ltd.	10,800	133,957
Asics Corp.	1,700	38,068
Astellas Pharma Inc.	21,400	208,161
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Bandai Namco Holdings Inc.	4,000	$133,517
Canon Inc.	6,100	206,497
Capcom Co. Ltd.	1,300	32,258
Central Japan Railway Co.	27,000	531,355
Chiba Bank Ltd. (The)	3,600	32,676
Chugai Pharmaceutical Co. Ltd.	5,800	291,345
Concordia Financial Group Ltd.	24,400	142,865
Daifuku Co. Ltd.	4,700	123,140
Dai-ichi Life Holdings Inc.	100	2,965
Daiichi Sankyo Co. Ltd.	10,900	250,926
Daikin Industries Ltd.	1,200	125,634
Daiwa Securities Group Inc.	10,400	73,305
Disco Corp.	800	203,044
East Japan Railway Co.	20,100	397,419
Eisai Co. Ltd.	1,700	48,889
FANUC Corp.	9,900	284,996
Fast Retailing Co. Ltd.	1,200	366,252
FUJIFILM Holdings Corp.	6,100	124,148
Fujikura Ltd.	200	8,347
Fujitsu Ltd.	7,300	140,816
Hankyu Hanshin Holdings Inc.	2,000	52,260
Hikari Tsushin Inc.	500	126,804
Hitachi Ltd.	12,600	320,243
Hoshizaki Corp.	800	32,297
Hoya Corp.	2,900	340,485
Hulic Co. Ltd.	5,800	54,149
Japan Exchange Group Inc.	14,900	158,487
Japan Post Bank Co. Ltd.	15,400	155,445
KDDI Corp.	1,500	48,918
Keyence Corp.	1,300	518,540
Kikkoman Corp.	6,100	59,189
Kobe Bussan Co. Ltd.	2,000	44,203
Komatsu Ltd.	5,600	167,950
Konami Group Corp.	700	85,472
Kyocera Corp.	10,300	114,593
Kyowa Kirin Co. Ltd.	3,700	52,406
Lasertec Corp.	700	63,388
M3 Inc.	2,200	25,979
Makita Corp.	2,800	91,869
Mitsubishi Corp.	1,000	16,706
Mitsubishi Estate Co. Ltd.	12,200	179,434
Mitsubishi UFJ Financial Group Inc.	61,000	777,666
Mizuho Financial Group Inc.	11,000	309,104
MonotaRO Co. Ltd.	1,000	16,799
MS&AD Insurance Group Holdings Inc.	5,000	105,154
Murata Manufacturing Co. Ltd.	13,600	232,652
NEC Corp.	1,500	146,417
Nexon Co. Ltd.	2,200	29,777
Nidec Corp.	6,000	108,167
Nintendo Co. Ltd.	6,300	470,338
Nippon Building Fund Inc.	469	387,575
Nippon Paint Holdings Co. Ltd.	5,500	40,916
Nippon Telegraph & Telephone Corp.	57,900	56,056
Nitori Holdings Co. Ltd.	200	20,467
Nitto Denko Corp.	4,100	80,779
Nomura Holdings Inc.	18,300	119,224
Nomura Research Institute Ltd.	300	9,857
NTT Data Group Corp.	3,000	55,928
Obic Co. Ltd.	3,400	97,702
Olympus Corp.	8,700	119,346
Omron Corp.	1,500	45,295
Ono Pharmaceutical Co. Ltd.	12,200	131,580
Security	Shares	Value
Japan (continued)
Oracle Corp./Japan	600	$57,199
Oriental Land Co. Ltd./Japan	6,200	127,604
ORIX Corp.	11,900	247,128
Otsuka Corp.	100	2,186
Otsuka Holdings Co. Ltd.	2,400	117,645
Pan Pacific International Holdings Corp.	3,300	87,915
Rakuten Group Inc.(a)	15,000	92,829
Recruit Holdings Co. Ltd.	7,500	447,078
Renesas Electronics Corp.	13,200	220,394
Resona Holdings Inc.	6,100	47,728
SBI Holdings Inc.	5,100	148,684
SCREEN Holdings Co. Ltd.	1,000	72,366
Secom Co. Ltd.	200	6,871
Shimadzu Corp.	2,700	71,552
Shimano Inc.	600	81,417
Shin-Etsu Chemical Co. Ltd.	10,600	319,594
Shionogi & Co. Ltd.	13,000	194,749
Shiseido Co. Ltd.	2,600	47,257
SMC Corp.	600	217,271
SoftBank Group Corp.	5,900	328,677
Sompo Holdings Inc.	6,100	181,610
Sony Group Corp.	37,200	930,606
Sumitomo Metal Mining Co. Ltd.	5,800	126,957
Sumitomo Mitsui Financial Group Inc.	18,700	476,050
Sysmex Corp.	4,700	85,481
T&D Holdings Inc.	4,200	88,375
Takeda Pharmaceutical Co. Ltd.	7,900	227,973
TDK Corp.	11,600	124,137
Terumo Corp.	8,800	157,132
TIS Inc.	2,800	77,895
Toho Co. Ltd./Tokyo	300	14,179
Tokio Marine Holdings Inc.	12,100	430,896
Tokyo Electron Ltd.	2,700	403,747
Toyota Motor Corp.	48,800	885,259
Trend Micro Inc./Japan	200	14,715
Unicharm Corp.	15,200	114,152
West Japan Railway Co.	11,300	223,916
Yaskawa Electric Corp.	5,400	146,234
Yokogawa Electric Corp.	7,400	141,874
ZOZO Inc.	2,900	90,702
		18,144,439
Netherlands — 4.1%
Adyen NV(a)(b)	97	177,064
Akzo Nobel NV	1,220	75,375
ASM International NV	149	81,094
ASML Holding NV	2,257	1,605,338
ASR Nederland NV	1,708	90,630
BE Semiconductor Industries NV	488	55,028
Coca-Cola Europacific Partners PLC	2,318	199,951
DSM-Firmenich AG	1,342	143,811
EXOR NV, NVS	2,867	279,325
Heineken Holding NV	1,647	120,921
Heineken NV	671	56,681
IMCD NV	305	45,264
ING Groep NV	2,585	46,020
InPost SA(a)	3,050	52,774
Koninklijke Philips NV(a)	915	23,816
NN Group NV	4,411	223,658
Prosus NV	10,376	456,918
Qiagen NV	2,201	84,310
Universal Music Group NV	4,575	127,294
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	793	$121,953
		4,067,225
New Zealand — 0.4%
Auckland International Airport Ltd.	44,896	205,531
Fisher & Paykel Healthcare Corp. Ltd.	1,159	22,160
Meridian Energy Ltd.	51,728	170,802
		398,493
Norway — 0.7%
DNB Bank ASA	17,202	396,916
Gjensidige Forsikring ASA	8,723	178,746
Kongsberg Gruppen ASA	190	23,114
Orkla ASA	8,662	83,744
Salmar ASA	1,037	51,388
		733,908
Portugal — 0.4%
EDP Renovaveis SA	16,409	145,702
EDP SA	70,028	225,618
		371,320
Singapore — 1.6%
CapitaLand Ascendas REIT	214,300	408,419
CapitaLand Integrated Commercial Trust	385,810	563,916
DBS Group Holdings Ltd.	5,300	181,008
Genting Singapore Ltd.	170,800	92,488
Grab Holdings Ltd., Class A(a)	17,339	84,094
Sea Ltd., ADR(a)	1,414	179,960
Singapore Exchange Ltd.	9,700	96,810
		1,606,695
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	3,950	210,954
Aena SME SA(b)	1,403	310,598
Amadeus IT Group SA	3,042	229,716
Banco Bilbao Vizcaya Argentaria SA	15,372	203,772
Banco Santander SA	81,740	524,702
CaixaBank SA	19,154	132,187
Cellnex Telecom SA(b)	427	15,211
Ferrovial SE	9,760	433,682
Grifols SA(a)	394	4,333
Industria de Diseno Textil SA	10,439	560,962
Redeia Corp. SA	6,934	124,108
		2,750,225
Sweden — 3.2%
AddTech AB, Class B	488	14,708
Assa Abloy AB, Class B	2,928	89,836
Atlas Copco AB, Class A	15,146	258,615
Atlas Copco AB, Class B	13,266	198,163
Boliden AB	4,876	171,027
Epiroc AB, Class A	6,039	117,858
Epiroc AB, Class B	3,670	62,831
Evolution AB(b)	793	60,620
H & M Hennes & Mauritz AB, Class B	6,172	82,759
Hexagon AB, Class B	19,487	224,720
Holmen AB, Class B	2,501	98,432
Industrivarden AB, Class A	906	34,266
Industrivarden AB, Class C	2,448	92,641
Indutrade AB	915	26,088
Investor AB, Class B	10,235	304,747
Nibe Industrier AB, Class B	15,270	57,178
Sagax AB, Class B	2,684	55,698
Sandvik AB	8,489	184,603
Skandinaviska Enskilda Banken AB, Class A	12,938	207,918
Security	Shares	Value
Sweden (continued)
Skanska AB, Class B	4,824	$114,459
Svenska Cellulosa AB SCA, Class B	16,287	222,905
Svenska Handelsbanken AB, Class A	16,667	209,362
Swedbank AB, Class A	2,816	67,743
Tele2 AB, Class B	8,723	103,440
Telefonaktiebolaget LM Ericsson, Class B	14,903	122,574
Trelleborg AB, Class B	1,667	64,955
		3,248,146
Switzerland — 10.1%
ABB Ltd., Registered	16,246	875,722
Alcon AG	2,928	273,182
Baloise Holding AG, Registered	1,525	294,760
Banque Cantonale Vaudoise, Registered	1,017	108,328
BKW AG	1,037	182,633
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4	50,621
Chocoladefabriken Lindt & Spruengli AG, Registered	2	244,369
EMS-Chemie Holding AG, Registered	9	6,311
Galderma Group AG(a)	305	37,136
Geberit AG, Registered	549	322,830
Givaudan SA, Registered	98	441,646
Julius Baer Group Ltd.	1,830	123,497
Kuehne + Nagel International AG, Registered	305	70,363
Logitech International SA, Registered	974	96,514
Lonza Group AG, Registered	366	232,390
Novartis AG, Registered	12,269	1,335,110
Partners Group Holding AG	132	195,461
Roche Holding AG, Bearer	183	64,221
Roche Holding AG, NVS	3,985	1,327,125
Sandoz Group AG	2,515	110,418
Schindler Holding AG, Participation Certificates, NVS	690	211,840
Schindler Holding AG, Registered	310	91,378
SGS SA	366	37,627
SIG Group AG(a)	549	10,910
Sika AG, Registered	1,098	279,944
Sonova Holding AG, Registered	442	142,254
Straumann Holding AG	854	116,291
Swatch Group AG (The), Bearer	183	35,637
Swiss Life Holding AG, Registered	217	189,803
Swiss Prime Site AG, Registered	3,666	422,749
Swiss Re AG	2,135	343,201
Swisscom AG, Registered	556	316,970
Temenos AG, Registered	366	30,143
UBS Group AG, Registered	18,186	630,142
VAT Group AG(b)	244	92,350
Zurich Insurance Group AG	1,085	716,848
		10,060,724
United Kingdom — 10.3%
3i Group PLC	10,687	534,893
Admiral Group PLC	1,891	68,562
Antofagasta PLC	16,470	363,007
Ashtead Group PLC	4,819	293,665
AstraZeneca PLC	8,913	1,348,523
Auto Trader Group PLC(b)	4,636	45,505
Aviva PLC	45,894	315,772
Barclays PLC	114,743	452,932
Barratt Redrow PLC	16,165	87,436
Bunzl PLC	4,087	173,885
Coca-Cola HBC AG, Class DI(a)	976	41,359
Compass Group PLC	8,845	309,628
Croda International PLC	1,891	78,894
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Diageo PLC	16,836	$460,960
Experian PLC	4,453	212,128
GSK PLC	27,084	499,752
Haleon PLC	60,943	306,898
Halma PLC	3,705	131,358
Hargreaves Lansdown PLC	2,745	38,254
Hikma Pharmaceuticals PLC	1,220	33,266
HSBC Holdings PLC	95,526	1,132,888
Informa PLC	17,137	186,411
InterContinental Hotels Group PLC	1,098	137,558
Intertek Group PLC	183	11,877
JD Sports Fashion PLC	6,893	6,810
Land Securities Group PLC	7,549	53,847
Lloyds Banking Group PLC	405,475	376,351
London Stock Exchange Group PLC	1,708	255,393
Mondi PLC, NVS	1,464	22,760
NatWest Group PLC, NVS	36,173	219,208
Next PLC	1,609	204,042
Pearson PLC	4,697	80,834
Prudential PLC	14,710	135,425
Reckitt Benckiser Group PLC	4,514	298,770
RELX PLC	9,272	448,101
Rentokil Initial PLC	21,899	109,941
Rolls-Royce Holdings PLC(a)	10,453	98,681
Schroders PLC	7,747	36,161
Segro PLC	20,152	179,182
Smith & Nephew PLC	5,630	81,722
Smiths Group PLC	5,551	141,302
Spirax Group PLC	1,647	152,079
Wise PLC, Class A(a)	1,769	22,178
WPP PLC	6,710	54,432
		10,242,630
Total Common Stocks — 98.6% (Cost: $93,848,948)		98,411,733
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	293	23,957
Security	Shares	Value
Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	2,440	$143,396
Henkel AG & Co. KGaA, Preference Shares, NVS	1,113	96,020
Sartorius AG, Preference Shares, NVS	244	61,145
		324,518
Total Preferred Stocks — 0.3% (Cost: $343,372)		324,518
Total Long-Term Investments — 98.9% (Cost: $94,192,320)		98,736,251
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	21,147	21,158
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $31,159)		31,158
Total Investments — 98.9% (Cost: $94,223,479)		98,767,409
Other Assets Less Liabilities — 1.1%		1,071,150
Net Assets — 100.0%		$99,838,559

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$21,172 (a)	$—	$(13)	$(1)	$21,158	21,147	$54 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(20,000)(a)	—	—	10,000	10,000	303	—
				$(13)	$(1)	$31,158		$357	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
STOXX Europe 600 Index	16	03/21/25	$463	$24,884
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/28	$523,296	$26,099 (c)	$550,991	0.5%
	Monthly	JPMorgan Chase Bank NA(d)	02/10/26—02/11/26	68,856	913 (e)	70,084	0.1
					$27,012	$621,075

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,596) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(315) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:
45-55 basis points
EUR - 1D Euro Short Term Rate (ESTR)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)
SEK - 1M Stockholm Interbank Offer Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
28 basis points EUR - 1D Euro Short Term Rate (ESTR)
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Hong Kong
Hong Kong Exchanges & Clearing Ltd.	3,800	$171,296	31.1%
Japan
Hitachi Ltd.	900	22,874	4.1
Sumitomo Mitsui Financial Group Inc.	900	22,912	4.2
		45,786
Singapore
Singapore Exchange Ltd.	100	998	0.2
Spain
Redeia Corp. SA	17,646	315,836	57.3
Sweden
Atlas Copco AB, A Shares	1,000	17,075	3.1
Total Reference Entity — Long		550,991
Net Value of Reference Entity — HSBC Bank PLC		$550,991
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Netherlands
ASM International NV	23	$12,518	17.9%
Spain
Redeia Corp. SA	3,099	55,467	79.1
United Kingdom
Aviva PLC	305	2,099	3.0
Total Reference Entity — Long		70,084
Net Value of Reference Entity — JPMorgan Chase Bank NA		$70,084
Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$27,012	$—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$24,884	$—	$—	$—	$24,884
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$27,012	$—	$—	$—	$27,012
	$—	$—	$51,896	$—	$—	$—	$51,896

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(3,954)	$—	$—	$—	$(3,954)
Swaps	—	—	21,851	—	—	—	21,851
	$—	$—	$17,897	$—	$—	$—	$17,897
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$18,773	$—	$—	$—	$18,773
Swaps	—	—	14,824	—	—	—	14,824
	$—	$—	$33,597	$—	$—	$—	$33,597
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$380,141
Total return swaps:
Average notional value	$381,128
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$24,884	$—
Swaps - OTC	27,012	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	51,896	—
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(24,884)	—
Total derivative assets and liabilities subject to an MNA	$27,012	$—
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
HSBC Bank PLC	$26,099	$—	$—	$—	$26,099
JPMorgan Chase Bank NA	913	—	—	—	913
	$27,012	$—	$—	$—	$27,012

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Paris-Aligned Climate MSCI World ex USA ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,522,074	$83,889,659	$—	$98,411,733
Preferred Stocks	—	324,518	—	324,518
Short-Term Securities
Money Market Funds	31,158	—	—	31,158
	$14,553,232	$84,214,177	$—	$98,767,409
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$51,896	$—	$51,896

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares Emergent Food and AgTech Multisector ETF	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,122,892	$8,791,903,590	$26,467,702	$182,660,332
Investments, at value—affiliated(c)	—	1,499,880	241,106	5,730,438
Cash	4,103	5,633	382,170	476,475
Cash pledged for futures contracts	1,000	—	2,000	33,000
Foreign currency collateral pledged for futures contracts(d)	—	2,343,862	—	—
Foreign currency, at value(e)	4,178	15,698,858	54,708	192,655
Receivables:
Investments sold	—	411,815,396	842,376	31,349,831
Securities lending income—affiliated	—	148	217	1,314
Dividends—unaffiliated	6,420	15,412,916	42,793	229,132
Dividends—affiliated	—	4,188	1,237	189
Tax reclaims	5,883	11,383,950	488	510,460
Variation margin on futures contracts	106	8,358	—	211
Foreign withholding tax claims	—	—	1,932	—
Total assets	4,144,582	9,250,076,779	28,036,729	221,184,037
LIABILITIES
Bank borrowings	—	—	210,030	410,059
Collateral on securities loaned, at value	—	22,267	247,708	5,732,002
Payables:
Investments purchased	—	400,027,154	896,616	32,386,154
Deferred foreign capital gain tax	—	—	139,744	—
Investment advisory fees	1,500	1,343,632	3,378	72,397
Professional fees	—	25,615	—	3,302
Variation margin on futures contracts	—	—	747	—
Total liabilities	1,500	401,418,668	1,498,223	38,603,914
Commitments and contingent liabilities
NET ASSETS	$4,143,082	$8,848,658,111	$26,538,506	$182,580,123
NET ASSETS CONSIST OF
Paid-in capital	$5,126,571	$7,771,041,848	$25,428,344	$297,478,427
Accumulated earnings (loss)	(983,489)	1,077,616,263	1,110,162	(114,898,304)
NET ASSETS	$4,143,082	$8,848,658,111	$26,538,506	$182,580,123
NET ASSET VALUE
Shares outstanding	200,000	108,300,000	550,000	2,450,000
Net asset value	$20.72	$81.71	$48.25	$74.52
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$4,696,152	$7,033,598,952	$22,462,796	$190,183,803
(b) Securities loaned, at value	$—	$22,164	$238,620	$5,411,112
(c) Investments, at cost—affiliated	$—	$1,499,880	$241,106	$5,730,438
(d) Foreign currency collateral pledged, at cost	$—	$2,382,387	$—	$—
(e) Foreign currency, at cost	$4,153	$15,741,726	$55,006	$192,432
See notes to financial statements.
Statements of Assets and Liabilities
34

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

	iShares MSCI Water Management Multisector ETF	iShares Paris-Aligned Climate MSCI World ex USA ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,487,243	$98,736,251
Investments, at value—affiliated(c)	1,030	31,158
Cash	—	1,349
Cash pledged for futures contracts	—	32,000
Foreign currency, at value(d)	1,984	836,742
Receivables:
Investments sold	334,672	1,411,373
Swaps	—	25,106
Dividends—unaffiliated	11,286	150,717
Dividends—affiliated	6	68
Tax reclaims	4,162	63,189
Variation margin on futures contracts	—	1,381
Foreign withholding tax claims	—	3,803
Unrealized appreciation on OTC swaps	—	27,012
Total assets	4,840,383	101,320,149
LIABILITIES
Bank overdraft	3,638	—
Collateral on securities loaned, at value	1,031	21,172
Payables:
Investments purchased	330,498	1,448,533
Swaps	—	2,758
Investment advisory fees	2,028	9,127
Total liabilities	337,195	1,481,590
Commitments and contingent liabilities
NET ASSETS	$4,503,188	$99,838,559
NET ASSETS CONSIST OF
Paid-in capital	$3,419,084	$95,814,750
Accumulated earnings	1,084,104	4,023,809
NET ASSETS	$4,503,188	$99,838,559
NET ASSET VALUE
Shares outstanding	150,000	1,830,000
Net asset value	$30.02	$54.56
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,065,355	$94,192,320
(b) Securities loaned, at value	$792	$19,816
(c) Investments, at cost—affiliated	$1,030	$31,159
(d) Foreign currency, at cost	$1,999	$839,677
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares Emergent Food and AgTech Multisector ETF	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF
INVESTMENT INCOME
Dividends—unaffiliated	$33,639	$77,406,563	$272,306	$1,235,541
Dividends—affiliated	137	37,965	6,551	3,334
Interest—unaffiliated	—	60,076	496	1,162
Securities lending income—affiliated—net	48	36,891	1,641	4,487
Other income—unaffiliated	—	177,259	—	7,605
Foreign taxes withheld	(1,244)	(5,111,000)	(31,751)	(78,539)
Foreign withholding tax claims	—	6,191,998	1,932	78,441
Total investment income	32,580	78,799,752	251,175	1,252,031
EXPENSES
Investment advisory	9,559	8,353,935	24,253	530,215
Commitment costs	—	—	264	698
Professional	—	244,974	—	11,921
Interest expense	—	273	260	2,457
Total expenses	9,559	8,599,182	24,777	545,291
Net investment income	23,021	70,200,570	226,398	706,740
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(26,006)	(47,066,252)	(1,759,257)	(16,411,727)
Investments—affiliated	(32)	(2,980)	(21)	(1,510)
Foreign currency transactions	1,347	(1,254,948)	(9,411)	3,488
Futures contracts	1,829	932,480	(1,998)	7,995
In-kind redemptions—unaffiliated(b)	—	27,658,280	125,144	3,807,700
	(22,862)	(19,733,420)	(1,645,543)	(12,594,054)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	114,313	(96,748,298)	2,649,228	(4,875,168)
Investments—affiliated	—	97	(40)	61
Foreign currency translations	(605)	(1,269,476)	(1,454)	(111,022)
Futures contracts	(2,140)	(30,922)	(992)	(55,456)
	111,568	(98,048,599)	2,646,742	(5,041,585)
Net realized and unrealized gain (loss)	88,706	(117,782,019)	1,001,199	(17,635,639)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,727	$(47,581,449)	$1,227,597	$(16,928,899)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$(30,458)	$(19,029)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$142,633	$68,616
See notes to financial statements.
Statements of Operations
36

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

	iShares MSCI Water Management Multisector ETF	iShares Paris-Aligned Climate MSCI World ex USA ETF
INVESTMENT INCOME
Dividends—unaffiliated	$47,768	$545,631
Dividends—affiliated	90	303
Interest—unaffiliated	86	1,346
Securities lending income—affiliated—net	62	54
Foreign taxes withheld	(2,167)	(59,598)
Foreign withholding tax claims	—	3,803
Total investment income	45,839	491,539
EXPENSES
Investment advisory	14,646	35,385
Commitment costs	30	—
Interest expense	23	24
Total expenses	14,699	35,409
Net investment income	31,140	456,130
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	121,065	(378,607)
Investments—affiliated	(5)	(13)
Foreign currency transactions	(691)	(7,958)
Futures contracts	1,343	(3,954)
In-kind redemptions—unaffiliated(b)	545,615	380,400
Swaps	—	21,851
	667,327	11,719
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(793,480)	398,049
Investments—affiliated	—	(1)
Foreign currency translations	(246)	(15,737)
Futures contracts	—	18,773
Swaps	—	14,824
	(793,726)	415,908
Net realized and unrealized gain (loss)	(126,399)	427,627
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,259)	$883,757
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(12)	$—
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Emergent Food and AgTech Multisector ETF		iShares ESG Aware MSCI EAFE ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$23,021	$97,000	$70,200,570	$219,945,868
Net realized loss	(22,862)	(217,293)	(19,733,420)	(27,745,814)
Net change in unrealized appreciation (depreciation)	111,568	306,336	(98,048,599)	1,224,889,402
Net increase (decrease) in net assets resulting from operations	111,727	186,043	(47,581,449)	1,417,089,456
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(31,868)(b)	(106,563)	(106,033,514)(b)	(240,540,881)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(1,904,163)	384,000,800	181,080,521
NET ASSETS
Total increase (decrease) in net assets	79,859	(1,824,683)	230,385,837	1,357,629,096
Beginning of period	4,063,223	5,887,906	8,618,272,274	7,260,643,178
End of period	$4,143,082	$4,063,223	$8,848,658,111	$8,618,272,274

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
38

Statements of Changes in Net Assets(continued)

	iShares ESG MSCI EM Leaders ETF		iShares MSCI Global Sustainable Development Goals ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$226,398	$992,068	$706,740	$5,304,371
Net realized gain (loss)	(1,645,543)	2,047,484	(12,594,054)	(21,757,739)
Net change in unrealized appreciation (depreciation)	2,646,742	390,451	(5,041,585)	24,636,368
Net increase (decrease) in net assets resulting from operations	1,227,597	3,430,003	(16,928,899)	8,183,000
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(555,634)(b)	(1,325,397)	(1,683,794)(b)	(6,141,248)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(4,729,355)	(24,534,088)	(41,256,105)	(133,674,894)
NET ASSETS
Total decrease in net assets	(4,057,392)	(22,429,482)	(59,868,798)	(131,633,142)
Beginning of period	30,595,898	53,025,380	242,448,921	374,082,063
End of period	$26,538,506	$30,595,898	$182,580,123	$242,448,921

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Water Management Multisector ETF		iShares Paris-Aligned Climate MSCI World ex USA ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Period From 01/17/24(a) to 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,140	$89,352	$456,130	$912,436
Net realized gain (loss)	667,327	116,431	11,719	(255,634)
Net change in unrealized appreciation (depreciation)	(793,726)	761,597	415,908	4,172,349
Net increase (decrease) in net assets resulting from operations	(95,259)	967,380	883,757	4,829,151
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(156,248)(c)	(251,254)	(682,663)(c)	(722,905)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,563,377)	—	45,749,364	49,781,855
NET ASSETS
Total increase (decrease) in net assets	(1,814,884)	716,126	45,950,458	53,888,101
Beginning of period	6,318,072	5,601,946	53,888,101	—
End of period	$4,503,188	$6,318,072	$99,838,559	$53,888,101

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
40

Financial Highlights
(For a share outstanding throughout each period)

	iShares Emergent Food and AgTech Multisector ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Period From 04/25/22(a) to 08/31/22
Net asset value, beginning of period	$20.32	$19.63	$21.06	$24.09
Net investment income(b)	0.12	0.37	0.45	0.21
Net realized and unrealized gain (loss)(c)	0.44	0.75	(1.48)	(3.09)
Net increase (decrease) from investment operations	0.56	1.12	(1.03)	(2.88)
Distributions from net investment income(d)	(0.16)(e)	(0.43)	(0.40)	(0.15)
Net asset value, end of period	$20.72	$20.32	$19.63	$21.06
Total Return(f)
Based on net asset value	2.77%(g)	5.84%	(4.92)%	(12.00)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%	0.47%(i)
Net investment income	1.13%(i)	1.95%	2.20%	2.78%(i)
Supplemental Data
Net assets, end of period (000)	$4,143	$4,063	$5,888	$5,265
Portfolio turnover rate(j)	20%	30%	18%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EAFE ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$83.35	$71.75	$62.03	$80.85	$65.21	$62.01
Net investment income(a)	0.66 (b)	2.16 (b)	2.04	2.07	1.84	1.53
Net realized and unrealized gain (loss)(c)	(1.29)	11.82	9.35	(18.37)	15.47	2.85
Net increase (decrease) from investment operations	(0.63)	13.98	11.39	(16.30)	17.31	4.38
Distributions from net investment income(d)	(1.01)(e)	(2.38)	(1.67)	(2.52)	(1.67)	(1.18)
Net asset value, end of period	$81.71	$83.35	$71.75	$62.03	$80.85	$65.21
Total Return(f)
Based on net asset value	(0.71)%(b)(g)	19.80%(b)	18.42%	(20.54)%	26.69%	7.12%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.21%	0.20%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	0.20%(i)	0.20%	0.20%	0.20%	N/A	N/A
Net investment income	1.68%(b)(i)	2.85%(b)	2.98%	2.84%	2.45%	2.47%
Supplemental Data
Net assets, end of period (000)	$8,848,658	$8,618,272	$7,260,643	$6,376,262	$6,694,669	$3,025,519
Portfolio turnover rate(j)	13%	25%	26%	27%	25%	30%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
February 28, 2025 and for the year ended August 31, 2024 respectively:
•  Net investment income per share by $0.06 and $0.04.
.•  Total return by 0.07% and 0.06%.
.•  Ratio of net investment income to average net assets by 0.14% and 0.05%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
42

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG MSCI EM Leaders ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Period From 02/05/20(a) to 08/31/20
Net asset value, beginning of period	$47.07	$44.19	$46.46	$63.49	$51.84	$51.43
Net investment income(b)	0.36 (c)	1.15 (c)	1.07	0.96	1.01	0.79
Net realized and unrealized gain (loss)(d)	1.67	3.14	(1.30)	(16.79)	11.67	(0.03)
Net increase (decrease) from investment operations	2.03	4.29	(0.23)	(15.83)	12.68	0.76
Distributions(e)
From net investment income	(0.85)(f)	(1.41)	(0.62)	(0.90)	(1.03)	(0.35)
From net realized gain	—	—	(1.42)	(0.30)	—	—
Total distributions	(0.85)	(1.41)	(2.04)	(1.20)	(1.03)	(0.35)
Net asset value, end of period	$48.25	$47.07	$44.19	$46.46	$63.49	$51.84
Total Return(g)
Based on net asset value	4.35%(c)(h)	10.04%(c)	(0.48)%	(25.25)%(i)	24.68%	1.54%(h)
Ratios to Average Net Assets(j)
Total expenses	0.16%(k)	0.18%	0.17%	0.16%	0.16%	0.16%(k)
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.17%	N/A	N/A	N/A	N/A
Net investment income	1.49%(c)(k)	2.62%(c)	2.40%	1.60%	1.66%	3.04%(k)
Supplemental Data
Net assets, end of period (000)	$26,539	$30,596	$53,025	$60,394	$882,529	$647,969
Portfolio turnover rate(l)	8%	17%	37%	17%	34%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
February 28, 2025 and for the year ended August 31, 2024 respectively:
• Net investment income per share by $0.00 and $0.04.
• Total return by 0.00% and 0.13%.
• Ratio of net investment income to average net assets by 0.01% and 0.10%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Includes payments received from an affiliate, which impacted the Fund's total return. Excluding payments, the Fund's total return would have been -26.07%.
(j) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k) Annualized.
(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Sustainable Development Goals ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$80.82	$78.75	$78.45	$100.03	$81.68	$57.03
Net investment income(a)	0.25 (b)	1.34	1.43	1.81	1.12	1.19
Net realized and unrealized gain (loss)(c)	(5.96)	2.29	0.24	(21.60)	18.09	24.32
Net increase (decrease) from investment operations	(5.71)	3.63	1.67	(19.79)	19.21	25.51
Distributions from net investment income(d)	(0.59)(e)	(1.56)	(1.37)	(1.79)	(0.86)	(0.86)
Net asset value, end of period	$74.52	$80.82	$78.75	$78.45	$100.03	$81.68
Total Return(f)
Based on net asset value	(7.05)%(b)(g)	4.71%	2.08%	(19.93)%	23.60%	45.10%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.49%	0.49%	0.49%	0.49%	0.49%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%(i)	N/A	0.49%	N/A	N/A	N/A
Net investment income	0.65%(b)(i)	1.74%	1.82%	2.06%	1.19%	1.82%
Supplemental Data
Net assets, end of period (000)	$182,580	$242,449	$374,082	$415,791	$565,145	$175,604
Portfolio turnover rate(j)	33%	67%	44%	54%	70%	47%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
February 28, 2025:
•  Net investment income per share by $0.02.
.•  Total return by 0.03%.
.•  Ratio of net investment income to average net assets by 0.06%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
44

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Water Management Multisector ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Period From 09/20/22(a) to 08/31/23
Net asset value, beginning of period	$31.59	$28.01	$24.91
Net investment income(b)	0.15	0.45	0.46
Net realized and unrealized gain (loss)(c)	(0.94)	4.39	3.01
Net increase (decrease) from investment operations	(0.79)	4.84	3.47
Distributions(d)
From net investment income	(0.18)(e)	(0.49)	(0.37)
From net realized gain	(0.60)	(0.77)	—
Total distributions	(0.78)	(1.26)	(0.37)
Net asset value, end of period	$30.02	$31.59	$28.01
Total Return(f)
Based on net asset value	(2.51)%(g)	17.78%	13.91%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%(i)
Net investment income	1.00%(i)	1.53%	1.77%(i)
Supplemental Data
Net assets, end of period (000)	$4,503	$6,318	$5,602
Portfolio turnover rate(j)	37%	53%	51%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Paris-Aligned Climate MSCI World ex USA ETF
	Six Months Ended 02/28/25 (unaudited)	Period From 01/17/24(a) to 08/31/24
Net asset value, beginning of period	$56.13	$49.02
Net investment income(b)	0.41 (c)	1.11
Net realized and unrealized gain (loss)(d)	(1.22)	6.71
Net increase (decrease) from investment operations	(0.81)	7.82
Distributions from net investment income(e)	(0.76)(f)	(0.71)
Net asset value, end of period	$54.56	$56.13
Total Return(g)
Based on net asset value	(1.40)%(c)(h)	16.06%(h)
Ratios to Average Net Assets(i)
Total expenses	0.12%(j)	0.12%(j)
Net investment income	1.55%(c)(j)	3.39%(j)
Supplemental Data
Net assets, end of period (000)	$99,839	$53,888
Portfolio turnover rate(k)	12%	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28,
2025:
•  Net investment income per share by $0.00.
.• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
46

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Emergent Food and AgTech Multisector	Non-diversified
ESG Aware MSCI EAFE	Diversified
ESG MSCI EM Leaders	Diversified
MSCI Global Sustainable Development Goals	Diversified
MSCI Water Management Multisector	Non-diversified
Paris-Aligned Climate MSCI World ex USA	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Notes to Financial Statements
48

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware MSCI EAFE
State Street Bank & Trust Co.	$22,164	$(9,880)	$—	$12,284(b)
ESG MSCI EM Leaders
BofA Securities, Inc.	$19,032	$(19,032)	$—	$—
Citigroup Global Markets Ltd.	5,163	(5,163)	—	—
HSBC Bank PLC	13,912	(13,912)	—	—
J.P. Morgan Securities LLC	24,540	(24,540)	—	—
Macquarie Bank Limited	4,928	(4,928)	—	—
Morgan Stanley	34,949	(34,949)	—	—
State Street Bank & Trust Co.	136,096	(134,910)	—	1,186(b)
	$238,620	$(237,434)	$—	$1,186
MSCI Global Sustainable Development Goals
HSBC Bank PLC	$5,411,112	$(5,411,112)	$—	$—
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Water Management Multisector
J.P. Morgan Securities LLC	$792	$(792)	$—	$—
Paris-Aligned Climate MSCI World ex USA
Citigroup Global Markets, Inc.	$19,816	$(19,816)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares Paris-Aligned Climate MSCI World ex USA ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Emergent Food and AgTech Multisector	0.47%
ESG Aware MSCI EAFE	0.20
ESG MSCI EM Leaders	0.16
MSCI Global Sustainable Development Goals	0.49
MSCI Water Management Multisector	0.47
Paris-Aligned Climate MSCI World ex USA	0.12
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Emergent Food and AgTech Multisector	$20
ESG Aware MSCI EAFE	11,226
ESG MSCI EM Leaders	393
MSCI Global Sustainable Development Goals	1,497
MSCI Water Management Multisector	22
Paris-Aligned Climate MSCI World ex USA	19
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware MSCI EAFE	$346,838,190	$349,702,357	$(5,738,247)
ESG MSCI EM Leaders	116,368	92,408	2,651
MSCI Global Sustainable Development Goals	23,176,185	25,968,242	(1,358,460)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Emergent Food and AgTech Multisector	$829,538	$835,570
ESG Aware MSCI EAFE	1,058,090,645	1,087,472,944
ESG MSCI EM Leaders	2,501,203	5,602,538
MSCI Global Sustainable Development Goals	70,772,176	74,825,068
MSCI Water Management Multisector	2,212,122	2,638,709
Paris-Aligned Climate MSCI World ex USA	10,768,423	7,492,036
Notes to Financial Statements
52

Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware MSCI EAFE	$447,753,687	$71,805,562
ESG MSCI EM Leaders	—	1,916,728
MSCI Global Sustainable Development Goals	—	36,929,900
MSCI Water Management Multisector	1,240,357	2,494,855
Paris-Aligned Climate MSCI World ex USA	44,788,544	3,120,660
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Emergent Food and AgTech Multisector	$(378,351)
ESG Aware MSCI EAFE	(628,968,927)
ESG MSCI EM Leaders	(742,745)
MSCI Global Sustainable Development Goals	(92,093,426)
Paris-Aligned Climate MSCI World ex USA	(565,386)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emergent Food and AgTech Multisector	$4,706,032	$382,083	$(965,705)	$(583,622)
ESG Aware MSCI EAFE	7,094,167,086	2,056,335,288	(356,102,597)	1,700,232,691
ESG MSCI EM Leaders	23,197,082	5,992,172	(2,481,438)	3,510,734
MSCI Global Sustainable Development Goals	198,639,101	16,289,570	(26,537,946)	(10,248,376)
MSCI Water Management Multisector	4,067,222	640,039	(218,988)	421,051
Paris-Aligned Climate MSCI World ex USA	94,483,250	7,751,707	(3,415,652)	4,336,055
9. LINE OF CREDIT
The iShares ESG MSCI EM Leaders ETF, iShares MSCI Global Sustainable Development Goals ETF and iShares MSCI Water Management Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
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Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG MSCI EM Leaders	$390,000	$8,785	5.87%
MSCI Global Sustainable Development Goals	410,000	2,265	5.16
MSCI Water Management Multisector	75,000	829	5.68
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including
Notes to Financial Statements
54

Notes to Financial Statements (unaudited) (continued)
the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
Emergent Food and AgTech Multisector
Shares redeemed	—	$—	(100,000)	$(1,904,163)
ESG Aware MSCI EAFE
Shares sold	5,800,000	$456,036,779	3,900,000	$298,016,056
Shares redeemed	(900,000)	(72,035,979)	(1,700,000)	(116,935,535)
	4,900,000	$384,000,800	2,200,000	$181,080,521
ESG MSCI EM Leaders
Shares sold	—	$24,020	—	$40,761
Shares redeemed	(100,000)	(4,753,375)	(550,000)	(24,574,849)
	(100,000)	$(4,729,355)	(550,000)	$(24,534,088)
MSCI Global Sustainable Development Goals
Shares sold	—	$11,789	—	$40,643
Shares redeemed	(550,000)	(41,267,894)	(1,750,000)	(133,715,537)
	(550,000)	$(41,256,105)	(1,750,000)	$(133,674,894)
MSCI Water Management Multisector
Shares sold	50,000	$1,600,844	—	$—
Shares redeemed	(100,000)	(3,164,221)	—	—
	(50,000)	$(1,563,377)	—	$—

	Six Months Ended 02/28/25		Period Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
Paris-Aligned Climate MSCI World ex USA(a)
Shares sold	930,000	$49,020,391	1,020,000	$52,935,806
Shares redeemed	(60,000)	(3,271,027)	(60,000)	(3,153,951)
	870,000	$45,749,364	960,000	$49,781,855

(a)	The Fund commenced operations on January 17, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Notes to Financial Statements
56

Notes to Financial Statements (unaudited) (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares ESG MSCI EM Leaders ETF and iShares Paris-Aligned Climate MSCI World ex USA ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Funds' evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of February 28, 2025, are $1,932 or $0.00 per share and $3,803 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares ESG Aware MSCI EAFE ETF and iShares MSCI Global Sustainable Development Goals ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
58

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
59
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar Inc. or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI India ETF | INDA | Cboe BZX Exchange
• iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Bharat Electronics Ltd.	22,156,024	$62,889,607
Hindustan Aeronautics Ltd., NVS	1,216,239	43,186,746
		106,076,353
Automobile Components — 1.5%
Balkrishna Industries Ltd.	472,681	14,169,753
Bharat Forge Ltd.	1,571,516	18,334,681
Bosch Ltd.	45,126	13,715,174
MRF Ltd.	14,140	17,070,723
Samvardhana Motherson International Ltd.	19,194,382	26,216,157
Sona Blw Precision Forgings Ltd.(a)	2,666,610	15,127,310
Tube Investments of India Ltd.	650,561	18,387,394
		123,021,192
Automobiles — 6.5%
Bajaj Auto Ltd.	406,288	36,834,066
Eicher Motors Ltd.	830,899	45,442,018
Hero MotoCorp Ltd.	727,441	30,721,822
Hyundai Motor India Ltd.(b)	985,129	19,475,447
Mahindra & Mahindra Ltd.	5,653,725	167,784,793
Maruti Suzuki India Ltd.	762,366	104,503,198
Tata Motors Ltd.	12,273,285	87,609,569
TVS Motor Co. Ltd.	1,439,997	36,778,168
		529,149,081
Banks — 20.2%
AU Small Finance Bank Ltd.(a)	2,210,663	14,369,801
Axis Bank Ltd.	13,885,280	162,083,966
Bank of Baroda	6,269,783	14,209,465
Canara Bank	11,104,422	10,343,903
HDFC Bank Ltd.	34,309,556	682,905,800
ICICI Bank Ltd.	31,670,791	439,344,180
IDFC First Bank Ltd.(b)	21,744,790	14,593,318
IndusInd Bank Ltd.	3,494,746	39,718,780
Kotak Mahindra Bank Ltd.	6,628,795	144,826,464
Punjab National Bank	14,056,581	14,157,985
State Bank of India	10,820,250	85,632,016
Union Bank of India Ltd.	9,284,129	12,003,256
Yes Bank Ltd.(b)	85,522,328	16,455,744
		1,650,644,678
Beverages — 0.8%
United Spirits Ltd.	1,763,687	25,958,552
Varun Beverages Ltd.	8,199,517	40,859,956
		66,818,508
Building Products — 0.2%
Astral Ltd.	824,573	12,627,250
Capital Markets — 0.5%
BSE Ltd.	293,312	15,660,847
HDFC Asset Management Co. Ltd.(a)	587,155	24,452,900
		40,113,747
Chemicals — 2.2%
Asian Paints Ltd.	2,325,872	58,078,348
PI Industries Ltd.	459,859	15,887,302
Pidilite Industries Ltd.	925,027	28,132,313
Solar Industries India Ltd.	164,566	16,488,720
SRF Ltd.	817,414	26,182,931
Supreme Industries Ltd.	385,020	14,719,390
UPL Ltd.	2,730,120	19,820,438
		179,309,442
Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	1,468,538	11,319,575
Security	Shares	Value
Construction & Engineering — 2.2%
Larsen & Toubro Ltd.	4,084,676	$148,487,400
Rail Vikas Nigam Ltd.	3,181,824	12,224,409
Voltas Ltd.	1,403,590	21,254,577
		181,966,386
Construction Materials — 2.0%
Ambuja Cements Ltd.	3,760,859	20,094,301
Grasim Industries Ltd.	1,596,760	42,244,740
Shree Cement Ltd.	54,681	17,109,774
UltraTech Cement Ltd.	700,043	81,343,903
		160,792,718
Consumer Finance — 3.9%
Bajaj Finance Ltd.	1,688,566	165,513,834
Cholamandalam Investment and Finance Co. Ltd.	2,548,611	41,067,710
Muthoot Finance Ltd.	730,105	17,871,233
SBI Cards & Payment Services Ltd.	1,730,137	16,658,530
Shriram Finance Ltd.	8,548,789	60,642,971
Sundaram Finance Ltd.	405,477	21,100,185
		322,854,463
Consumer Staples Distribution & Retail — 0.5%
Avenue Supermarts Ltd.(a)(b)	986,190	38,448,951
Diversified Telecommunication Services — 0.5%
Indus Towers Ltd.(b)	7,272,498	27,035,867
Tata Communications Ltd.	697,511	10,833,429
		37,869,296
Electric Utilities — 1.6%
Power Grid Corp. of India Ltd.	28,190,237	81,163,116
Tata Power Co. Ltd. (The)	9,685,111	37,756,587
Torrent Power Ltd.	1,069,136	15,530,703
		134,450,406
Electrical Equipment — 1.6%
ABB India Ltd.	321,148	18,202,267
Bharat Heavy Electricals Ltd.	6,388,168	13,202,099
CG Power & Industrial Solutions Ltd.	3,747,081	24,670,252
Havells India Ltd.	1,520,214	24,782,555
Polycab India Ltd.	322,136	17,436,953
Suzlon Energy Ltd.(b)	57,911,699	33,155,206
		131,449,332
Financial Services — 2.2%
Bajaj Finserv Ltd.	2,322,961	49,934,055
Bajaj Holdings & Investment Ltd.	163,771	21,730,915
Jio Financial Services Ltd., NVS(b)	17,330,801	41,399,500
Power Finance Corp. Ltd.	9,002,382	37,891,064
REC Ltd.	7,981,332	33,245,934
		184,201,468
Food Products — 1.8%
Britannia Industries Ltd.	657,067	34,584,049
Marico Ltd.	3,167,961	21,792,181
Nestle India Ltd., NVS	2,045,660	51,301,471
Tata Consumer Products Ltd.	3,598,873	39,826,104
		147,503,805
Gas Utilities — 0.3%
GAIL India Ltd.	13,950,442	25,087,614
Ground Transportation — 0.1%
Container Corp. of India Ltd.	1,477,423	10,581,809
Health Care Providers & Services — 1.2%
Apollo Hospitals Enterprise Ltd.	610,138	42,341,178
Max Healthcare Institute Ltd.	4,714,469	52,890,770
		95,231,948
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Indian Hotels Co. Ltd., Class A	5,177,327	$42,585,385
Jubilant Foodworks Ltd.	2,199,998	15,816,513
Zomato Ltd.(b)	43,875,485	112,062,663
		170,464,561
Household Durables — 0.4%
Dixon Technologies India Ltd.	218,492	35,026,703
Independent Power and Renewable Electricity Producers — 1.8%
Adani Power Ltd.(b)	3,537,956	19,478,680
JSW Energy Ltd.	2,672,796	14,257,456
NHPC Ltd., NVS	18,267,970	15,343,198
NTPC Ltd.	26,451,636	94,682,403
		143,761,737
Industrial Conglomerates — 0.3%
Siemens Ltd.	539,702	28,676,467
Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	5,872,654	41,022,831
ICICI Lombard General Insurance Co. Ltd.(a)	1,479,727	28,660,678
ICICI Prudential Life Insurance Co. Ltd.(a)	2,208,276	13,960,424
PB Fintech Ltd.(b)	2,087,855	35,198,092
SBI Life Insurance Co. Ltd.(a)	2,733,609	44,847,644
		163,689,669
Interactive Media & Services — 0.4%
Info Edge India Ltd.	432,048	34,724,144
IT Services — 11.1%
HCL Technologies Ltd.	5,757,605	104,207,808
Infosys Ltd.	20,136,921	393,745,932
LTIMindtree Ltd.(a)	453,524	24,329,770
Mphasis Ltd.	632,338	16,377,798
Persistent Systems Ltd., NVS	661,336	40,340,611
Tata Consultancy Services Ltd.	5,483,232	219,222,591
Tech Mahindra Ltd.	3,263,386	55,857,345
Wipro Ltd.	15,867,097	50,673,508
		904,755,363
Life Sciences Tools & Services — 0.6%
Divi's Laboratories Ltd.	724,174	45,416,879
Machinery — 0.7%
Ashok Leyland Ltd.	9,001,336	22,035,812
Cummins India Ltd.	840,196	26,225,062
Thermax Ltd.	256,069	9,539,343
		57,800,217
Metals & Mining — 3.4%
APL Apollo Tubes Ltd.	1,093,534	18,045,887
Hindalco Industries Ltd.	8,173,643	59,688,369
Jindal Stainless Ltd.	2,010,551	13,509,692
Jindal Steel & Power Ltd.	2,500,981	24,666,008
JSW Steel Ltd.	3,706,100	40,510,314
NMDC Ltd.	18,817,640	13,528,776
Tata Steel Ltd.	45,405,273	71,720,237
Vedanta Ltd.	8,296,702	37,735,811
		279,405,094
Oil, Gas & Consumable Fuels — 8.6%
Bharat Petroleum Corp. Ltd.	9,303,358	25,401,919
Coal India Ltd.	11,207,580	47,574,099
Hindustan Petroleum Corp. Ltd.	5,881,120	19,845,182
Indian Oil Corp. Ltd.	17,120,654	22,354,421
Oil & Natural Gas Corp. Ltd.	19,065,485	49,437,643
Oil India Ltd.	2,985,053	11,764,534
Petronet LNG Ltd.	4,546,517	14,794,645
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Reliance Industries Ltd.	36,915,100	$508,615,147
		699,787,590
Passenger Airlines — 0.7%
InterGlobe Aviation Ltd.(a)(b)	1,147,782	58,992,078
Personal Care Products — 2.4%
Colgate-Palmolive India Ltd.	824,392	23,249,652
Dabur India Ltd.	3,223,144	18,213,214
Godrej Consumer Products Ltd.	2,480,599	28,595,154
Hindustan Unilever Ltd.	4,985,147	124,965,052
		195,023,072
Pharmaceuticals — 4.0%
Alkem Laboratories Ltd.	256,773	13,659,302
Aurobindo Pharma Ltd.	1,584,375	19,233,385
Cipla Ltd.	3,182,254	51,378,278
Dr Reddy's Laboratories Ltd.	3,540,808	45,278,032
Lupin Ltd.	1,382,852	30,195,138
Mankind Pharma Ltd.(b)	750,297	19,723,727
Sun Pharmaceutical Industries Ltd.	5,817,929	106,105,787
Torrent Pharmaceuticals Ltd.	718,082	24,258,144
Zydus Lifesciences Ltd.	1,524,953	15,329,816
		325,161,609
Real Estate Management & Development — 1.5%
DLF Ltd.	4,501,619	32,922,401
Godrej Properties Ltd.(b)	920,981	20,548,533
Macrotech Developers Ltd.	1,830,013	23,763,605
Oberoi Realty Ltd.	778,050	13,277,724
Phoenix Mills Ltd. (The)	1,205,632	21,409,334
Prestige Estates Projects Ltd.	1,044,439	13,506,822
		125,428,419
Software — 0.3%
Oracle Financial Services Software Ltd.	131,869	11,785,147
Tata Elxsi Ltd.	209,536	13,003,078
		24,788,225
Specialty Retail — 0.7%
Trent Ltd.	1,099,036	61,275,844
Textiles, Apparel & Luxury Goods — 1.3%
Kalyan Jewellers India Ltd.	2,501,034	13,308,698
Page Industries Ltd.	37,188	17,255,311
Titan Co. Ltd.	2,152,712	76,094,515
		106,658,524
Tobacco — 1.0%
ITC Ltd.	18,203,106	82,485,131
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	979,533	23,589,450
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	3,273,703	40,254,921
GMR Airports Infrastructure Ltd.(b)	16,203,573	12,963,136
		53,218,057
Wireless Telecommunication Services — 3.6%
Bharti Airtel Ltd.	15,538,981	280,096,234
Vodafone Idea Ltd.(b)	149,664,361	12,999,202
		293,095,436
Total Long-Term Investments — 99.0% (Cost: $6,880,998,143)		8,102,742,291
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	54,530,000	$54,530,000
Total Short-Term Securities — 0.7% (Cost: $54,530,000)		54,530,000
Total Investments — 99.7% (Cost: $6,935,528,143)		8,157,272,291
Other Assets Less Liabilities — 0.3%		22,488,204
Net Assets — 100.0%		$8,179,760,495

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$45,770,000	$8,760,000 (a)	$—	$—	$—	$54,530,000	54,530,000	$7,527,256	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	707	03/27/25	$31,668	$(448,905)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$448,905	$—	$—	$—	$448,905

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India ETF

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(8,820,141)	$—	$—	$—	$(8,820,141)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(495,992)	$—	$—	$—	$(495,992)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$26,213,840
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$60,335,403	$8,042,406,888	$—	$8,102,742,291
Short-Term Securities
Money Market Funds	54,530,000	—	—	54,530,000
	$114,865,403	$8,042,406,888	$—	$8,157,272,291
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(448,905)	$—	$(448,905)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Bharat Dynamics Ltd.	158,514	$1,779,366
Data Patterns India Ltd.(a)	42,708	707,991
Garden Reach Shipbuilders & Engineers Ltd.	48,760	707,071
Paras Defence & Space Technologies Ltd.(a)	28,176	284,279
Zen Technologies Ltd.	75,832	913,391
		4,392,098
Air Freight & Logistics — 0.8%
Blue Dart Express Ltd.	10,449	717,701
Delhivery Ltd.(a)	904,756	2,594,528
Gateway Distriparks Ltd.	625,636	430,290
Transport Corp. of India Ltd.	41,300	427,219
TVS Supply Chain Solutions Ltd./India, NVS(a)	204,315	323,091
		4,492,829
Automobile Components — 4.8%
Apollo Tyres Ltd.	495,522	2,132,292
Asahi India Glass Ltd.	145,397	1,028,713
ASK Automotive Ltd.	77,639	324,082
Banco Products India Ltd.	71,910	261,327
Ceat Ltd.	35,177	1,018,079
CIE Automotive India Ltd.	230,913	997,370
Dynamatic Technologies Ltd.	5,851	455,072
Endurance Technologies Ltd.(b)	61,075	1,237,023
Exide Industries Ltd.	735,050	2,932,146
Gabriel India Ltd.	112,115	597,531
JBM Auto Ltd., NVS	83,607	496,637
JK Tyre & Industries Ltd.	191,014	581,111
Minda Corp. Ltd.	146,191	808,170
Motherson Sumi Wiring India Ltd.	3,102,567	1,673,781
Pricol Ltd.(a)	127,520	583,339
Sansera Engineering Ltd.(b)	74,613	958,539
Sharda Motor Industries Ltd.	18,384	330,152
Shriram Pistons & Rings Ltd.	22,377	475,264
Sundaram Clayton Ltd., NVS	12,809	285,730
Sundaram Finance Holdings Ltd.	151,356	421,694
Sundram Fasteners Ltd.	182,064	1,948,384
Suprajit Engineering Ltd.	116,736	536,798
TVS Holdings Ltd.	8,858	831,237
UNO Minda Ltd.	347,186	3,290,386
Varroc Engineering Ltd.(a)(b)	67,838	328,943
ZF Commercial Vehicle Control Systems India Ltd.	13,064	1,638,957
		26,172,757
Automobiles — 0.2%
Ola Electric Mobility Ltd.(a)	1,515,366	995,814
Banks — 3.0%
Bandhan Bank Ltd.(b)	1,373,066	2,227,080
City Union Bank Ltd.	629,485	1,068,106
Equitas Small Finance Bank Ltd.(b)	967,679	631,584
Federal Bank Ltd.	3,139,145	6,408,020
Jammu & Kashmir Bank Ltd. (The)	764,922	834,497
Karnataka Bank Ltd. (The)	320,960	618,880
Karur Vysya Bank Ltd. (The)	682,068	1,575,078
RBL Bank Ltd.(b)	783,143	1,427,202
South Indian Bank Ltd. (The)	2,230,903	610,100
Tamilnad Mercantile Bank Ltd., NVS	134,575	630,935
Ujjivan Small Finance Bank Ltd.(b)	1,649,430	608,979
		16,640,461
Beverages — 0.7%
Allied Blenders & Distillers Ltd.(a)	93,988	337,596
Radico Khaitan Ltd.	127,104	3,022,608
Security	Shares	Value
Beverages (continued)
Tilaknagar Industries Ltd.	170,071	$434,211
		3,794,415
Biotechnology — 0.5%
Biocon Ltd.	722,375	2,507,086
Broadline Retail — 0.2%
RattanIndia Enterprises Ltd.(a)	595,923	281,250
Shoppers Stop Ltd.(a)	66,759	399,163
V-Mart Retail Ltd.(a)	16,532	566,843
		1,247,256
Building Products — 1.5%
Blue Star Ltd.	230,761	5,082,836
Cera Sanitaryware Ltd.	10,231	619,992
Electrosteel Castings Ltd.	540,124	577,421
Greenlam Industries Ltd.	54,818	283,182
Kajaria Ceramics Ltd.	152,244	1,489,280
Prince Pipes & Fittings Ltd.	76,895	252,601
		8,305,312
Capital Markets — 5.4%
360 ONE WAM Ltd.	332,726	3,813,892
Aditya Birla Sun Life Asset Management Co. Ltd.	99,643	705,026
Anand Rathi Wealth Ltd.	28,378	1,303,039
Angel One Ltd.	78,076	1,948,103
Central Depository Services India Ltd.	176,881	2,254,879
Choice International Ltd.(a)	86,716	463,882
CRISIL Ltd.	31,623	1,585,925
Edelweiss Financial Services Ltd.	903,701	933,271
ICICI Securities Ltd.(b)	140,989	1,298,786
ICRA Ltd.	7,411	451,067
IIFL Securities Ltd.	210,526	529,118
Indian Energy Exchange Ltd.(b)	758,845	1,363,668
JM Financial Ltd.	670,538	712,419
Kfin Technologies Ltd.	148,417	1,490,375
Maharashtra Scooters Ltd.	4,707	496,691
Motilal Oswal Financial Services Ltd.	258,933	1,752,724
Multi Commodity Exchange of India Ltd.	43,177	2,480,546
Nippon Life India Asset Management Ltd.(b)	273,791	1,615,049
Nuvama Wealth Management Ltd., NVS	18,623	1,154,562
Prudent Corporate Advisory Services Ltd., NVS	31,459	594,873
Share India Securities Ltd.	118,059	255,348
Tata Investment Corp. Ltd.	21,878	1,516,505
UTI Asset Management Co. Ltd.	76,943	830,195
		29,549,943
Chemicals — 8.4%
Aarti Industries Ltd.	314,562	1,357,237
Akzo Nobel India Ltd.	15,793	562,428
Alkyl Amines Chemicals	26,145	477,003
Anupam Rasayan India Ltd.	37,456	271,564
Archean Chemical Industries Ltd., NVS	98,502	569,699
Atul Ltd.	22,964	1,397,178
Balaji Amines Ltd.	20,811	309,164
BASF India Ltd.	18,901	925,861
Bayer CropScience Ltd.	23,446	1,273,031
Carborundum Universal Ltd.	197,381	1,880,764
Castrol India Ltd.	684,232	1,674,262
Chambal Fertilisers and Chemicals Ltd.	276,787	1,697,835
Chemplast Sanmar Ltd.(a)	125,734	583,092
Clean Science & Technology Ltd.	36,691	501,773
Coromandel International Ltd.	203,542	3,891,590
DCM Shriram Ltd.	39,875	437,888
Deepak Fertilisers & Petrochemicals Corp. Ltd.	109,028	1,194,029
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Deepak Nitrite Ltd.	94,396	$2,004,715
Dhanuka Agritech Ltd.	23,508	342,715
EID Parry India Ltd.(a)	154,036	1,173,965
Epigral Ltd.	22,532	417,386
Fine Organic Industries Ltd.	13,025	523,211
Finolex Industries Ltd.	433,213	850,052
Galaxy Surfactants Ltd.	18,143	455,127
Garware Hi-Tech Films Ltd.	14,211	616,129
GHCL Ltd.	108,936	722,263
Gujarat Alkalies & Chemicals Ltd.	31,305	187,965
Gujarat Fluorochemicals Ltd.	47,439	1,952,431
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	141,141	759,930
Gujarat State Fertilizers & Chemicals Ltd.	383,287	737,618
Gulf Oil Lubricants India Ltd.	29,509	372,186
Himadri Speciality Chemical Ltd.	296,258	1,390,365
Indigo Paints Ltd.	36,542	427,776
Jubilant Ingrevia Ltd.	124,080	877,784
Kansai Nerolac Paints Ltd.	353,068	917,504
Laxmi Organic Industries Ltd.	141,346	285,481
Navin Fluorine International Ltd.	51,354	2,213,978
Neogen Chemicals Ltd.	20,271	387,839
NOCIL Ltd.	156,378	310,666
Paradeep Phosphates Ltd., NVS(b)	623,875	623,144
PCBL Ltd.	295,490	1,219,492
Rain Industries Ltd.	335,435	468,793
Rallis India Ltd.	158,525	381,509
Rashtriya Chemicals & Fertilizers Ltd.	248,764	335,177
Rossari Biotech Ltd.	30,690	209,498
Sudarshan Chemical Industries Ltd.	60,911	605,276
Sumitomo Chemical India Ltd.	213,155	1,126,468
Supreme Petrochem Ltd., NVS	112,221	688,110
Tata Chemicals Ltd.	242,336	2,162,069
Vinati Organics Ltd.	45,380	792,377
		45,543,397
Commercial Services & Supplies — 0.6%
CMS Info Systems Ltd.	269,784	1,417,665
Doms Industries Ltd.	30,619	845,750
ION Exchange India Ltd., NVS	140,809	807,185
SIS Ltd.(a)	74,375	259,968
		3,330,568
Communications Equipment — 0.4%
Astra Microwave Products Ltd.	82,205	573,541
Sterlite Technologies Ltd.(a)	437,541	433,713
Tejas Networks Ltd.(a)(b)	121,800	996,622
		2,003,876
Construction & Engineering — 4.0%
Afcons Infrastructure Ltd.(a)	155,356	738,847
Ahluwalia Contracts India Ltd.	52,302	388,707
Ashoka Buildcon Ltd.(a)	219,089	434,279
Bondada Engineering Ltd.	56,244	226,260
Dilip Buildcon Ltd.(b)	66,134	313,705
Engineers India Ltd.	431,840	746,778
G R Infraprojects Ltd.(a)	42,056	485,596
GMR Power & Urban Infra Ltd.(a)	306,231	349,496
HG Infra Engineering Ltd.	33,556	372,559
Hindustan Construction Co. Ltd.(a)	2,343,820	637,655
Inox Green Energy Services Ltd.(a)	188,211	261,047
IRB Infrastructure Developers Ltd., NVS	3,133,917	1,564,431
IRCON International Ltd.(b)	572,835	935,969
ITD Cementation India Ltd.	146,849	904,960
J Kumar Infraprojects Ltd.	64,397	497,987
Security	Shares	Value
Construction & Engineering (continued)
Kalpataru Projects International Ltd.	205,111	$2,072,100
KEC International Ltd.	230,038	1,815,563
KNR Constructions Ltd.	271,175	687,319
Man Infraconstruction Ltd.	190,763	324,465
NBCC India Ltd.	1,641,243	1,380,359
NCC Ltd./India	705,892	1,422,200
Patel Engineering Ltd.(a)	762,126	381,420
PNC Infratech Ltd.	201,268	600,204
Power Mech Projects Ltd.	24,711	511,914
Praj Industries Ltd.	207,535	1,166,144
Sterling and Wilson Renewable(a)	200,168	588,474
Techno Electric & Engineering Co. Ltd.	90,827	1,018,802
Waaree Renewable Technologies Ltd., NVS	44,631	424,033
Welspun Enterprises Ltd.	72,237	345,866
		21,597,139
Construction Materials — 1.7%
Birla Corp. Ltd.	45,813	511,392
HeidelbergCement India Ltd.	124,792	275,370
India Cements Ltd. (The)(a)	22,463	65,247
JK Cement Ltd.	59,841	3,012,695
JK Lakshmi Cement Ltd.	102,793	791,263
Kesoram Industries Ltd.(a)	190,050	426,981
Nuvoco Vistas Corp. Ltd.(a)	182,356	656,131
Orient Cement Ltd.	159,092	601,951
Prism Johnson Ltd.(a)	214,378	280,480
Ramco Cements Ltd. (The)	182,957	1,741,726
Rhi Magnesita India Ltd.	110,856	497,357
Star Cement Ltd.(a)	173,789	403,620
		9,264,213
Consumer Finance — 2.6%
Cholamandalam Financial Holdings Ltd.	162,503	3,064,207
CreditAccess Grameen Ltd.	97,259	1,027,380
Five-Star Business Finance Ltd., NVS(a)	304,615	2,662,873
Mahindra & Mahindra Financial Services Ltd.	856,013	2,658,691
Manappuram Finance Ltd.	879,381	2,030,921
MAS Financial Services Ltd.(b)	115,942	311,070
Paisalo Digital Ltd.	841,307	358,890
Poonawalla Fincorp Ltd.	405,246	1,310,889
SBFC Finance Ltd., NVS(a)	639,098	648,369
		14,073,290
Consumer Staples Distribution & Retail — 0.2%
Medplus Health Services Ltd.(a)	124,983	1,023,491
Containers & Packaging — 0.3%
AGI Greenpac Ltd.	34,829	254,569
EPL Ltd.	220,634	496,337
Time Technoplast Ltd.	175,939	723,486
		1,474,392
Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd., NVS	137,931	663,509
Diversified Telecommunication Services — 0.4%
HFCL Ltd.	1,366,862	1,245,825
Railtel Corp. of India Ltd.	163,363	528,753
Tata Teleservices Maharashtra Ltd.(a)	852,712	584,222
		2,358,800
Electric Utilities — 0.7%
CESC Ltd.	1,021,632	1,537,418
Reliance Infrastructure Ltd.(a)	376,932	919,268
SJVN Ltd.	1,365,016	1,323,583
		3,780,269
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 3.9%
Amara Raja Energy & Mobility Ltd.	189,901	$2,132,658
Elecon Engineering Co. Ltd.	137,505	653,161
Finolex Cables Ltd.	119,261	1,115,947
GE T&D India Ltd.	176,885	2,725,202
Graphite India Ltd.	119,615	537,829
HBL Power Systems Ltd.	190,992	952,209
HEG Ltd.	130,368	537,070
Inox Wind Energy Ltd.(a)	4,153	384,524
Inox Wind Ltd.(a)	1,013,278	1,757,270
KEI Industries Ltd.	106,527	3,758,970
Olectra Greentech Ltd.	71,643	883,287
RR Kabel Ltd., NVS	59,496	606,221
Schneider Electric Infrastructure Ltd.(a)	81,554	573,833
TD Power Systems Ltd.	178,558	634,588
Transformers & Rectifiers India Ltd.	180,617	803,154
Triveni Turbine Ltd.	247,386	1,384,998
V-Guard Industries Ltd.	340,473	1,204,055
Voltamp Transformers Ltd.	11,490	829,238
		21,474,214
Electronic Equipment, Instruments & Components — 1.5%
Avalon Technologies Ltd., NVS(a)(b)	50,347	385,222
Genus Power Infrastructures Ltd.	158,107	465,394
Kaynes Technology India Ltd., NVS(a)	44,989	2,147,668
PG Electroplast Ltd.	249,111	2,283,425
Redington Ltd.	1,013,991	2,607,742
Syrma SGS Technology Ltd.	116,774	555,870
		8,445,321
Entertainment — 0.6%
Nazara Technologies Ltd.(a)	53,546	560,613
PVR Inox Ltd.(a)	128,113	1,329,534
Saregama India Ltd.	132,411	674,114
Tips Industries Ltd.	77,608	525,650
		3,089,911
Financial Services — 4.6%
Aadhar Housing Finance Ltd.(a)	182,636	800,889
Aavas Financiers Ltd.(a)	104,346	2,020,992
Aptus Value Housing Finance India Ltd.	384,494	1,357,089
Can Fin Homes Ltd.	139,132	923,645
Home First Finance Co. India Ltd.(b)	108,752	1,271,490
IFCI Ltd.(a)	1,133,308	538,226
IIFL Finance Ltd.	404,945	1,404,849
India Shelter Finance Corp. Ltd.(a)	63,410	530,136
Infibeam Avenues Ltd.	1,895,428	396,495
JSW Holdings Ltd./India(a)	5,796	1,083,878
L&T Finance Ltd.	1,295,163	2,005,034
LIC Housing Finance Ltd.	522,985	2,989,348
One 97 Communications Ltd., NVS(a)	495,810	4,083,439
Piramal Enterprises Ltd.	176,006	1,767,279
PNB Housing Finance Ltd.(a)(b)	268,142	2,351,432
Sammaan Capital Ltd.	1,009,771	1,283,119
		24,807,340
Food Products — 1.8%
Avanti Feeds Ltd.	70,724	562,678
Balrampur Chini Mills Ltd.	210,674	1,074,649
Bikaji Foods International Ltd.	107,889	785,705
Bombay Burmah Trading Co.	30,725	584,890
CCL Products India Ltd.	125,431	831,679
Dodla Dairy Ltd., NVS	40,779	483,578
Gujarat Ambuja Exports Ltd.	251,049	298,931
Heritage Foods Ltd.	75,424	314,314
Hindustan Foods Ltd.(a)	58,572	343,024
Security	Shares	Value
Food Products (continued)
Kaveri Seed Co. Ltd.	34,899	$400,235
KRBL Ltd.	103,319	300,587
LT Foods Ltd.	235,465	918,453
Manorama Industries Ltd.	29,542	321,724
Mrs Bectors Food Specialities Ltd.	52,841	798,777
Piccadily Agro Industries Ltd., NVS(a)	39,550	278,921
Shree Renuka Sugars Ltd.(a)	1,156,756	366,448
Triveni Engineering & Industries Ltd.	132,814	533,219
Zydus Wellness Ltd.	33,726	603,133
		9,800,945
Gas Utilities — 1.1%
Gujarat Gas Ltd.	238,102	1,010,959
Gujarat State Petronet Ltd.	488,194	1,526,257
Indraprastha Gas Ltd.	968,417	2,111,923
Mahanagar Gas Ltd.	85,945	1,222,270
		5,871,409
Ground Transportation — 0.1%
VRL Logistics Ltd.	62,243	321,913
Health Care Equipment & Supplies — 0.3%
Poly Medicure Ltd.	61,250	1,424,789
Health Care Providers & Services — 3.8%
Aster DM Healthcare Ltd.(b)	388,262	1,799,094
Dr Lal PathLabs Ltd.(b)	65,161	1,724,330
Entero Healthcare Solutions Ltd.(a)	29,576	428,595
Fortis Healthcare Ltd.	847,503	5,969,655
Global Health Ltd., NVS(a)	138,311	1,822,368
HealthCare Global Enterprises Ltd.(a)	73,329	421,386
Jupiter Life Line Hospitals Ltd.	40,562	668,297
Kovai Medical Center and Hospital	7,023	432,579
Krishna Institute of Medical Sciences Ltd.(a)(b)	414,508	2,468,230
Metropolis Healthcare Ltd.(a)(b)	44,803	815,330
Narayana Hrudayalaya Ltd.	122,116	2,022,825
Rainbow Children's Medicare Ltd.	87,686	1,243,875
Vijaya Diagnostic Centre Pvt Ltd.	88,850	933,105
		20,749,669
Hotels, Restaurants & Leisure — 2.2%
Chalet Hotels Ltd.(a)	132,668	1,121,755
Devyani International Ltd.(a)	721,748	1,368,647
Easy Trip Planners Ltd., NVS(a)	2,738,407	368,391
EIH Ltd.	379,162	1,389,682
ITC Hotels Ltd.(a)	1,085,910	2,032,860
Juniper Hotels Ltd.(a)	100,456	290,728
Lemon Tree Hotels Ltd.(a)(b)	824,376	1,153,708
Mahindra Holidays & Resorts India Ltd.(a)	109,376	369,308
Restaurant Brands Asia Ltd.(a)	687,703	503,251
Sapphire Foods India Ltd.(a)	412,015	1,465,502
Tbo Tek Ltd.(a)	45,122	622,489
Thomas Cook India Ltd.	285,533	409,229
Westlife Foodworld Ltd.(a)	108,223	846,362
Wonderla Holidays Ltd.	43,429	318,175
		12,260,087
Household Durables — 2.0%
Amber Enterprises India Ltd.(a)	34,985	2,262,828
Bajaj Electricals Ltd.	70,000	483,457
Cello World Ltd., NVS	97,370	619,571
Crompton Greaves Consumer Electricals Ltd.	1,112,769	4,096,049
Eureka Forbes Ltd.(a)	115,574	646,625
Orient Electric Ltd.	218,053	495,621
Sheela Foam Ltd.(a)	66,144	540,164
Symphony Ltd.	29,242	356,079
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
TTK Prestige Ltd.	70,567	$505,488
Whirlpool of India Ltd.	109,439	1,166,394
		11,172,276
Household Products — 0.2%
Jyothy Labs Ltd.	255,889	946,032
Independent Power and Renewable Electricity Producers — 1.1%
Jaiprakash Power Ventures Ltd.(a)	5,966,984	915,507
KPI Green Energy Ltd.(b)	150,931	656,904
NLC India Ltd.	602,071	1,436,443
PTC India Ltd.	385,780	615,745
RattanIndia Power Ltd.(a)	5,042,951	517,308
Reliance Power Ltd.(a)	4,511,224	1,725,460
		5,867,367
Industrial Conglomerates — 1.1%
3M India Ltd.	4,875	1,471,380
Apar Industries Ltd.	31,219	2,080,356
Godrej Industries Ltd.(a)	117,005	1,473,122
Nava Ltd.	227,273	1,039,486
		6,064,344
Insurance — 1.6%
Go Digit General Insurance Ltd.(a)	390,693	1,361,116
Max Financial Services Ltd.(a)	447,689	5,128,816
Religare Enterprises Ltd.(a)	168,797	436,119
Star Health & Allied Insurance Co. Ltd.(a)	410,955	1,768,215
		8,694,266
Interactive Media & Services — 0.1%
Just Dial Ltd.(a)	38,321	369,891
IT Services — 3.2%
Black Box Ltd.(a)	57,217	244,618
Coforge Ltd.	109,748	9,305,670
Cyient Ltd.	144,011	2,098,506
E2E Networks Ltd.(a)(b)	10,021	207,386
Happiest Minds Technologies Ltd.	132,653	1,044,643
Mastek Ltd.	27,171	694,142
Protean eGov Technologies Ltd.	52,430	796,668
Sonata Software Ltd.	291,255	1,206,333
Zensar Technologies Ltd.	194,593	1,653,421
		17,251,387
Life Sciences Tools & Services — 0.7%
Akums Drugs & Pharmaceuticals Ltd.(a)	53,360	277,765
Indegene Ltd.(a)	81,546	481,547
Onesource Specialty Pharma Ltd., NVS(a)	52,051	736,535
Syngene International Ltd.(b)	313,537	2,344,946
		3,840,793
Machinery — 5.3%
Action Construction Equipment Ltd.	72,626	876,660
AIA Engineering Ltd.	72,609	2,610,993
Anup Engineering Ltd. (The)	17,065	547,432
Azad Engineering Ltd., NVS(a)	35,959	528,577
Balu Forge Industries Ltd.	54,264	297,960
BEML Ltd., (Acquired 09/19/22, Cost: $702,030)(c)	32,550	919,295
Craftsman Automation Ltd.	20,775	1,073,071
Elgi Equipments Ltd.	329,511	1,617,952
ESAB India Ltd.	8,131	421,691
Force Motors Ltd.	7,951	608,088
GMM Pfaudler Ltd.	51,633	655,305
Greaves Cotton Ltd.	159,425	420,374
Grindwell Norton Ltd.	76,937	1,265,904
Happy Forgings Ltd.	40,678	393,862
Security	Shares	Value
Machinery (continued)
Ingersoll Rand India Ltd.	13,709	$498,354
Inox India Ltd., NVS(a)	38,675	425,863
ISGEC Heavy Engineering Ltd.	43,858	467,769
Jain Irrigation Systems Ltd.(a)	539,183	342,668
Jupiter Wagons Ltd., NVS	258,205	866,289
Jyoti CNC Automation Ltd.(a)	75,045	689,160
Kennametal India Ltd.	9,699	225,528
Kirloskar Brothers Ltd.	40,655	744,335
Kirloskar Oil Engines Ltd.	138,612	915,787
Kirloskar Pneumatic Co. Ltd., NVS	60,390	692,979
KSB Ltd.	106,843	756,528
Lakshmi Machine Works Ltd.	6,513	1,019,284
Lloyds Engineering Works Ltd., NVS	902,716	571,997
MTAR Technologies Ltd.(a)	34,006	501,861
Rolex Rings Ltd.(a)	23,219	376,702
Shaily Engineering Plastics Ltd.	30,121	522,740
Shakti Pumps India Ltd.	82,106	758,158
SKF India Ltd.	42,839	1,814,250
Tega Industries Ltd., NVS	28,265	429,228
Texmaco Rail & Engineering Ltd.	351,403	524,759
Timken India Ltd.	65,033	1,844,379
Titagarh Rail System Ltd.	139,680	1,122,043
Vesuvius India Ltd.	13,884	634,077
		28,981,902
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	280,933	471,478
Media — 0.9%
Affle India Ltd.(a)	109,786	1,766,814
Network18 Media & Investments Ltd.(a)	935,791	444,124
Sun TV Network Ltd.	170,765	1,099,706
Zee Entertainment Enterprises Ltd.	1,336,733	1,430,629
		4,741,273
Metals & Mining — 3.2%
Godawari Power and Ispat Ltd.	405,862	728,121
Gravita India Ltd.	50,653	930,102
Hindustan Copper Ltd.	504,863	1,179,101
Jai Balaji Industries Ltd.(a)	310,805	465,406
Jindal Saw Ltd.	389,528	1,102,934
Kirloskar Ferrous Industries Ltd.	115,623	603,291
Maharashtra Seamless Ltd.	69,316	488,252
Mishra Dhatu Nigam Ltd.(b)	80,436	224,958
MOIL Ltd.	104,473	348,528
National Aluminium Co. Ltd.	1,427,426	2,927,728
NMDC Steel Ltd., NVS(a)	1,254,525	512,670
Orissa Minerals Development Co. Ltd. (The)(a)	3,872	226,196
PTC Industries Ltd., NVS(a)	6,461	753,490
Ramkrishna Forgings Ltd.	141,298	1,050,631
Ratnamani Metals & Tubes Ltd.	48,705	1,371,575
Sandur Manganese & Iron Ores Ltd. (The)	69,560	309,957
Sarda Energy & Minerals Ltd., NVS	151,556	788,935
Shyam Metalics & Energy Ltd.	96,674	789,765
Surya Roshni Ltd., NVS	111,736	274,353
Usha Martin Ltd.	234,045	795,323
Welspun Corp. Ltd.	159,784	1,353,706
		17,225,022
Office REITs — 1.7%
Brookfield India Real Estate Trust(b)	525,498	1,796,646
Embassy Office Parks REIT	1,473,955	6,143,096
Mindspace Business Parks REIT(b)	355,027	1,472,771
		9,412,513
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.8%
Aegis Logistics Ltd.	242,562	$2,116,697
Chennai Petroleum Corp. Ltd.	91,402	474,313
Great Eastern Shipping Co. Ltd. (The)	173,115	1,611,560
Gujarat Mineral Development Corp. Ltd.	135,449	376,305
		4,578,875
Paper & Forest Products — 0.6%
Aditya Birla Real Estate Ltd.	86,436	1,846,194
Century Plyboards India Ltd.	97,385	806,026
Greenpanel Industries Ltd.	104,472	322,431
JK Paper Ltd.	130,995	432,600
		3,407,251
Passenger Airlines — 0.1%
SpiceJet Ltd.(a)	1,106,745	584,895
Personal Care Products — 0.7%
Emami Ltd.	341,186	2,073,974
Gillette India Ltd.	11,111	1,001,255
Honasa Consumer Ltd., NVS(a)	225,385	556,759
		3,631,988
Pharmaceuticals — 7.8%
Aarti Drugs Ltd.	62,176	249,653
Aarti Pharmalabs Ltd., NVS	78,443	660,262
Aether Industries Ltd., NVS(a)	46,120	452,146
Ajanta Pharma Ltd.	75,565	2,153,646
Alembic Pharmaceuticals Ltd.	85,810	731,182
AMI Organics Ltd.	42,008	1,044,168
AstraZeneca Pharma India Ltd.	8,693	667,385
Caplin Point Laboratories Ltd.	33,049	692,215
Concord Biotech Ltd., NVS	44,296	761,093
Eris Lifesciences Ltd.(b)	82,777	1,121,809
FDC Ltd./India	87,301	382,453
Gland Pharma Ltd.(b)	65,835	1,173,232
GlaxoSmithKline Pharmaceuticals Ltd.	73,195	2,078,892
Glenmark Life Sciences Ltd.(a)	51,907	526,821
Glenmark Pharmaceuticals Ltd.	243,528	3,573,042
Granules India Ltd.	230,511	1,219,574
Hikal Ltd.	66,359	267,295
Ipca Laboratories Ltd.	241,054	3,748,177
JB Chemicals & Pharmaceuticals Ltd., NVS	121,167	2,282,575
Jubilant Pharmova Ltd., Class A	110,884	1,150,230
Laurus Labs Ltd.(b)	605,200	3,660,688
Marksans Pharma Ltd.	352,935	829,960
Natco Pharma Ltd.	139,163	1,229,957
Neuland Laboratories Ltd.	13,296	1,619,301
Orchid Pharma Ltd.(a)	26,701	295,046
Piramal Pharma Ltd., NVS	1,030,832	2,250,352
Procter & Gamble Health Ltd.	12,961	745,640
Sanofi Consumer Healthcare India Ltd., NVS(a)	14,031	729,966
Sanofi India Ltd.	13,768	788,526
Shilpa Medicare Ltd.(a)	67,616	474,070
Strides Pharma Science Ltd.	109,645	778,375
Suven Pharmaceuticals Ltd.(a)	175,518	2,442,763
Wockhardt Ltd.(a)	125,682	1,669,712
		42,450,206
Professional Services — 1.7%
BLS International Services Ltd.	176,562	689,199
Computer Age Management Services Ltd.	76,812	2,779,057
eClerx Services Ltd.	37,319	1,211,912
eMudhra Ltd.	50,952	496,837
Firstsource Solutions Ltd.	541,111	2,153,440
Latent View Analytics Ltd.(a)	89,483	393,693
Security	Shares	Value
Professional Services (continued)
Quess Corp. Ltd.(b)	102,072	$699,254
RITES Ltd.	163,747	385,496
TeamLease Services Ltd.(a)	20,433	456,137
		9,265,025
Real Estate Management & Development — 1.9%
Anant Raj Ltd.	207,845	1,109,025
Brigade Enterprises Ltd.	232,516	2,534,493
Equinox India Developments Ltd.(a)	875,622	1,158,140
Hemisphere Properties India Ltd.(a)	144,908	206,876
Keystone Realtors Ltd.(a)	56,878	337,699
Mahindra Lifespace Developers Ltd.	135,317	492,231
Max Estates Ltd.(a)	97,631	452,654
NESCO Ltd.	36,106	360,335
Puravankara Ltd.	100,986	279,457
Raymond Ltd.	58,125	862,169
SignatureGlobal India Ltd.(a)	48,335	579,424
Sobha Ltd.	72,873	1,003,195
Sunteck Realty Ltd.	92,087	386,259
TARC Ltd.(a)	158,579	217,443
Valor Estate Ltd.(a)	275,160	390,727
		10,370,127
Semiconductors & Semiconductor Equipment — 0.2%
Borosil Renewables Ltd.(a)	88,954	514,718
Websol Energy System Ltd.(a)	46,769	504,708
		1,019,426
Software — 2.0%
AurionPro Solutions Ltd.	37,625	589,752
Birlasoft Ltd.	287,741	1,403,814
CE Info Systems Ltd.	27,817	531,998
Intellect Design Arena Ltd.	144,024	1,101,427
KPIT Technologies Ltd.	284,281	3,912,593
Moschip Technologies Ltd., NVS(a)	168,490	297,862
Newgen Software Technologies Ltd.	109,665	1,180,647
Rategain Travel Technologies Ltd.(a)	90,919	511,611
Route Mobile Ltd.	27,131	304,654
Tanla Platforms Ltd.	115,322	578,814
Zaggle Prepaid Ocean Services Ltd.(a)	102,889	407,776
		10,820,948
Specialty Retail — 1.3%
Aditya Birla Fashion and Retail Ltd.(a)	658,695	1,829,922
Aditya Vision Ltd., NVS(b)	87,538	434,570
Arvind Fashions Ltd.	135,396	591,755
Cartrade Tech Ltd.(a)	61,774	1,083,448
Electronics Mart India Ltd., NVS(a)	167,083	241,874
Ethos Ltd., NVS(a)	19,113	552,775
Go Fashion India Ltd.(a)	46,031	373,230
PC Jeweller Ltd.(a)	2,856,850	371,614
Redtape Ltd./India	238,744	397,103
Senco Gold Ltd., NVS	109,685	370,516
Thanga Mayil Jewellery Ltd., NVS	18,654	404,264
V2 Retail Ltd.(a)	20,489	372,054
		7,023,125
Technology Hardware, Storage & Peripherals — 0.1%
Netweb Technologies India Ltd., NVS	29,400	493,150
Textiles, Apparel & Luxury Goods — 2.7%
Alok Industries Ltd.(a)	2,236,329	394,167
Arvind Ltd.	276,683	1,076,851
Bata India Ltd.	89,471	1,253,638
Campus Activewear Ltd.	156,029	467,515
Ganesha Ecosphere Ltd.	24,127	363,068
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Garware Technical Fibres Ltd.	77,467	$669,292
Gokaldas Exports Ltd.(a)	99,412	928,625
Indo Count Industries Ltd.	125,730	382,038
KPR Mill Ltd.	178,021	1,638,402
PDS Ltd.	60,351	294,564
Pearl Global Industries Ltd.	23,406	360,457
Raymond Lifestyle Ltd., NVS(a)	47,013	583,823
Relaxo Footwears Ltd.	131,046	640,802
Safari Industries India Ltd.	42,476	1,041,243
Swan Energy Ltd.	190,605	895,449
Trident Ltd.	2,314,316	686,739
Vaibhav Global Ltd.	105,972	275,731
Vardhman Textiles Ltd.	177,453	773,049
Vedant Fashions Ltd.	105,493	1,020,641
VIP Industries Ltd.	114,802	398,337
Welspun Living Ltd.	411,427	505,470
		14,649,901
Tobacco — 0.2%
Godfrey Phillips India Ltd.	21,402	1,276,685
Trading Companies & Distributors — 0.3%
IndiaMART Intermesh Ltd.(b)	52,190	1,176,994
Security	Shares	Value
Trading Companies & Distributors (continued)
MSTC Ltd.	38,675	$192,996
Refex Industries Ltd.	87,067	395,061
		1,765,051
Transportation Infrastructure — 0.1%
Gujarat Pipavav Port Ltd.	468,541	672,259
Water Utilities — 0.2%
VA Tech Wabag Ltd.(a)	68,978	1,034,038
Total Investments — 99.1% (Cost: $469,875,372)		539,538,007
Other Assets Less Liabilities — 0.9%		4,722,751
Net Assets — 100.0%		$544,260,758

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $919,295, representing 0.2% of its net assets as of period end, and an original cost of $702,030.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$12,490,000	$—	$(12,490,000)(b)	$—	$—	$—	—	$837,438	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	66	03/27/25	$2,956	$(41,744)
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI India Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$41,744	$—	$—	$—	$41,744

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(886,767)	$—	$—	$—	$(886,767)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(41,744)	$—	$—	$—	$(41,744)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,648,702
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$37,206,393	$502,331,614	$—	$539,538,007
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(41,744)	$—	$(41,744)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)	$8,102,742,291	$539,538,007
Investments, at value—affiliated(b)	54,530,000	—
Cash	72,936,644	6,788,444
Cash pledged for futures contracts	1,807,000	386,000
Foreign currency, at value(c)	23,195,705	1,307,047
Receivables:
Investments sold	73,154,224	8,185,235
Dividends—unaffiliated	2,625,662	202,805
Dividends—affiliated	493,024	39,360
Total assets	8,331,484,550	556,446,898
LIABILITIES
Payables:
Investments purchased	69,186,040	11,706,180
Deferred foreign capital gain tax	78,092,163	—
Investment advisory fees	4,086,108	380,317
Variation margin on futures contracts	359,744	99,643
Total liabilities	151,724,055	12,186,140
Commitments and contingent liabilities
NET ASSETS	$8,179,760,495	$544,260,758
NET ASSETS CONSIST OF
Paid-in capital	$6,263,427,487	$486,448,966
Accumulated earnings	1,916,333,008	57,811,792
NET ASSETS	$8,179,760,495	$544,260,758
NET ASSET VALUE
Shares outstanding	170,300,000	8,750,000
Net asset value	$48.03	$62.20
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$6,880,998,143	$469,875,372
(b) Investments, at cost—affiliated	$54,530,000	$—
(c) Foreign currency, at cost	$23,388,523	$1,309,953
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$44,305,629	$2,830,987
Dividends—affiliated	7,527,256	837,438
Interest—unaffiliated	257,436	28,037
Foreign taxes withheld	(10,736,329)	(549,340)
Total investment income	41,353,992	3,147,122
EXPENSES
Investment advisory	31,063,919	3,283,310
Commitment costs	20,218	4,760
Interest expense	2,840	—
Mauritius income taxes	115	—
Total expenses	31,087,092	3,288,070
Net investment income (loss)	10,266,900	(140,948)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(75,849,628)	(2,082,067)
Foreign currency transactions	(6,216,348)	(819,790)
Futures contracts	(8,820,141)	(886,767)
	(90,886,117)	(3,788,624)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	(1,615,171,380)	(173,034,528)
Foreign currency translations	(215,651)	(4,364)
Futures contracts	(495,992)	(41,744)
	(1,615,883,023)	(173,080,636)
Net realized and unrealized loss	(1,706,769,140)	(176,869,260)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,696,502,240)	$(177,010,208)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(112,024,629)	$(15,151,189)
(b) Net of reduction in deferred foreign capital gain tax of	$441,680,179	$52,780,752
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,266,900	$44,744,115	$(140,948)	$1,344,387
Net realized gain (loss)	(90,886,117)	(80,223,290)	(3,788,624)	18,674,790
Net change in unrealized appreciation (depreciation)	(1,615,883,023)	2,401,933,599	(173,080,636)	200,271,659
Net increase (decrease) in net assets resulting from operations	(1,696,502,240)	2,366,454,424	(177,010,208)	220,290,836
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(75,501,466)(b)	—	(58,602,040)(b)	(1,937,789)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,551,245,726)	3,196,373,135	(213,998,698)	360,953,934
NET ASSETS
Total increase (decrease) in net assets	(3,323,249,432)	5,562,827,559	(449,610,946)	579,306,981
Beginning of period	11,503,009,927	5,940,182,368	993,871,704	414,564,723
End of period	$8,179,760,495	$11,503,009,927	$544,260,758	$993,871,704

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
16

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$57.63	$43.77	$43.22	$48.79	$33.37	$32.38
Net investment income(b)	0.05	0.26	0.21	0.21	0.14	0.14
Net realized and unrealized gain (loss)(c)	(9.25)	13.60	0.42	(2.87)	15.35	0.96
Net increase (decrease) from investment operations	(9.20)	13.86	0.63	(2.66)	15.49	1.10
Distributions(d)
From net investment income	(0.40)(e)	—	0.00	(2.91)	(0.07)	(0.11)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.40)	—	(0.08)	(2.91)	(0.07)	(0.11)
Net asset value, end of period	$48.03	$57.63	$43.77	$43.22	$48.79	$33.37
Total Return(f)
Based on net asset value	(16.05)%(g)	31.65%	1.44%	(5.66)%	46.54%	3.40%
Ratios to Average Net Assets(h)
Total expenses	0.61%(i)	0.62%	0.65%	0.68%	0.65%	0.69%
Net investment income	0.20%(i)	0.52%	0.51%	0.47%	0.35%	0.43%
Supplemental Data
Net assets, end of period (000)	$8,179,760	$11,503,010	$5,940,182	$4,185,618	$6,350,592	$3,093,833
Portfolio turnover rate(j)	13%(k)	25%(k)	18%(k)	95%(k)	25%(k)	25%(k)
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Portfolio turnover rate excluding cash creations was as follows:	10%	19%	14%	91%	17%	19%
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23(a)	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$84.23	$62.81	$54.43	$57.80	$34.60	$33.39
Net investment income (loss)(b)	(0.01)	0.13	0.15	0.04	(0.01)	0.15
Net realized and unrealized gain (loss)(c)	(16.79)	21.53	8.28	(2.64)	23.26	1.88
Net increase (decrease) from investment operations	(16.80)	21.66	8.43	(2.60)	23.25	2.03
Distributions(d)
From net investment income	(0.53)(e)	—	—	(0.77)	(0.05)	(0.82)
From net realized gain	(4.70)	(0.24)	(0.05)	—	—	—
Return of capital	—	—	—	—	(0.00)(f)	—
Total distributions	(5.23)	(0.24)	(0.05)	(0.77)	(0.05)	(0.82)
Net asset value, end of period	$62.20	$84.23	$62.81	$54.43	$57.80	$34.60
Total Return(g)
Based on net asset value	(21.24)%(h)	34.57%	15.50%	(4.61)%	67.25%	6.35%
Ratios to Average Net Assets(i)
Total expenses	0.74%(j)	0.75%	0.80%(k)	0.74%	0.74%	0.81%
Net investment income (loss)	(0.03)%(j)	0.18%	0.28%	0.08%	(0.01)%	0.45%
Supplemental Data
Net assets, end of period (000)	$544,261	$993,872	$414,565	$304,800	$329,466	$193,770
Portfolio turnover rate(l)	18%(m)	51%(m)	150%(m)	56%(m)	55%(m)	32%(m)
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Rounds to less than $0.01.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.74%.
(l) Portfolio turnover rate excludes in-kind transactions, if any.
(m) Portfolio turnover rate excluding cash creations was as follows:	12%	30%	128%	37%	37%	28%
See notes to financial statements.
Financial Highlights
18

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for MSCI India Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion	0.6175
Over $6 billion, up to and including $8 billion	0.5867
Over $8 billion	0.5573
For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI India	$1,303,627,861	$2,685,801,252
MSCI India Small-Cap	153,965,435	390,428,943
There were no in-kind transactions for the six months ended February 28, 2025.
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI India	$(371,174,752)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$5,715,852,094	$2,440,971,292	$—	$2,440,971,292
MSCI India Small-Cap	479,366,899	100,059,446	(39,930,082)	60,129,364
8. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI India
Shares sold	5,700,000	$334,053,340	71,150,000	$3,595,187,328
Shares redeemed	(35,000,000)	(1,885,299,066)	(7,250,000)	(398,814,193)
	(29,300,000)	$(1,551,245,726)	63,900,000	$3,196,373,135
MSCI India Small-Cap
Shares sold	700,000	$54,029,890	6,650,000	$463,895,089
Shares redeemed	(3,750,000)	(268,028,588)	(1,450,000)	(102,941,155)
	(3,050,000)	$(213,998,698)	5,200,000	$360,953,934
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
24

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
26

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI United Kingdom ETF | EWU | NYSE Arca
• iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.6%
BAE Systems PLC	3,845,746	$68,767,938
Melrose Industries PLC	1,642,760	13,335,272
Rolls-Royce Holdings PLC(a)	10,866,826	102,587,178
		184,690,388
Banks — 15.6%
Barclays PLC	18,424,124	72,726,709
HSBC Holdings PLC	22,836,716	270,831,405
Lloyds Banking Group PLC	77,469,097	71,904,699
NatWest Group PLC, NVS	9,776,677	59,246,447
Standard Chartered PLC	2,627,827	42,308,753
		517,018,013
Beverages — 2.7%
Coca-Cola HBC AG, Class DI(a)	277,664	11,766,241
Diageo PLC	2,843,114	77,842,756
		89,608,997
Broadline Retail — 0.6%
Next PLC	150,687	19,109,092
Capital Markets — 5.0%
3i Group PLC	1,243,714	62,248,931
Hargreaves Lansdown PLC	453,455	6,319,299
London Stock Exchange Group PLC	611,139	91,382,147
Schroders PLC	1,029,327	4,804,597
		164,754,974
Chemicals — 0.2%
Croda International PLC	170,253	7,103,106
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	3,225,639	16,193,846
Consumer Staples Distribution & Retail — 1.8%
J Sainsbury PLC	2,262,749	7,378,740
Marks & Spencer Group PLC	2,621,246	11,764,754
Tesco PLC	8,612,933	41,299,199
		60,442,693
Diversified Consumer Services — 0.4%
Pearson PLC	766,166	13,185,466
Diversified REITs — 0.2%
Land Securities Group PLC	900,944	6,426,442
Diversified Telecommunication Services — 0.5%
BT Group PLC	8,269,294	16,673,876
Electric Utilities — 0.8%
SSE PLC	1,414,083	27,260,613
Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	485,078	17,198,127
Financial Services — 0.5%
M&G PLC	2,917,745	7,793,000
Wise PLC, Class A(a)(b)	851,277	10,672,429
		18,465,429
Food Products — 0.3%
Associated British Foods PLC	419,986	10,047,120
Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	1,061,357	15,406,135
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(c)	122,262	2
Security	Shares	Value
Hotels, Restaurants & Leisure — 3.5%
Compass Group PLC	2,168,830	$75,921,941
Entain PLC	777,263	7,354,614
InterContinental Hotels Group PLC	202,479	25,366,677
Whitbread PLC	225,890	7,629,621
		116,272,853
Household Durables — 0.3%
Barratt Redrow PLC	1,761,304	9,526,866
Household Products — 1.7%
Reckitt Benckiser Group PLC	876,459	58,010,499
Industrial Conglomerates — 0.6%
DCC PLC	126,654	8,588,769
Smiths Group PLC	436,656	11,115,164
		19,703,933
Industrial REITs — 0.4%
Segro PLC	1,642,143	14,601,125
Insurance — 2.9%
Admiral Group PLC	332,664	12,061,416
Aviva PLC	3,343,309	23,003,518
Legal & General Group PLC	7,529,798	23,316,359
Phoenix Group Holdings PLC	898,796	5,886,614
Prudential PLC	3,390,465	31,213,785
		95,481,692
Interactive Media & Services — 0.3%
Auto Trader Group PLC(d)	1,138,919	11,179,081
Machinery — 0.3%
Spirax Group PLC	94,117	8,690,490
Media — 0.9%
Informa PLC	1,699,672	18,488,483
WPP PLC	1,378,401	11,181,739
		29,670,222
Metals & Mining — 6.0%
Anglo American PLC	1,623,590	47,853,852
Antofagasta PLC	503,857	11,105,266
Glencore PLC	13,250,667	53,255,472
Rio Tinto PLC	1,440,788	87,056,541
		199,271,131
Multi-Utilities — 2.7%
Centrica PLC	6,507,691	12,281,259
National Grid PLC	6,250,803	76,779,705
		89,060,964
Oil, Gas & Consumable Fuels — 11.2%
BP PLC	20,598,717	113,341,423
Shell PLC	7,788,088	260,241,625
		373,583,048
Paper & Forest Products — 0.3%
Mondi PLC, NVS	564,100	8,769,825
Personal Care Products — 5.4%
Unilever PLC	3,166,107	179,394,270
Pharmaceuticals — 13.8%
AstraZeneca PLC	1,981,155	299,745,687
GSK PLC	5,296,294	97,726,849
Haleon PLC	10,989,226	55,339,736
Hikma Pharmaceuticals PLC	212,631	5,797,886
		458,610,158
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 5.5%
Experian PLC	1,175,176	$55,982,040
Intertek Group PLC	206,214	13,384,067
RELX PLC	2,376,121	114,834,024
		184,200,131
Software — 0.6%
Sage Group PLC (The)	1,280,896	20,531,467
Specialty Retail — 0.3%
JD Sports Fashion PLC	3,346,975	3,306,650
Kingfisher PLC	2,308,932	7,211,773
		10,518,423
Tobacco — 4.0%
British American Tobacco PLC	2,539,405	98,569,009
Imperial Brands PLC	1,013,255	35,655,310
		134,224,319
Trading Companies & Distributors — 1.6%
Ashtead Group PLC	557,364	33,965,222
Bunzl PLC	423,063	17,999,597
		51,964,819
Water Utilities — 0.6%
Severn Trent PLC	345,220	10,898,797
United Utilities Group PLC	871,258	10,775,326
		21,674,123
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	25,981,983	22,939,188
Total Long-Term Investments — 99.3% (Cost: $3,312,515,921)		3,301,462,946
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	4,536,002	$4,538,270
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	1,200,000	1,200,000
Total Short-Term Securities — 0.2% (Cost: $5,738,365)		5,738,270
Total Investments — 99.5% (Cost: $3,318,254,286)		3,307,201,216
Other Assets Less Liabilities — 0.5%		16,250,934
Net Assets — 100.0%		$3,323,452,150

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,916,847	$1,622,230 (a)	$—	$(1,004)	$197	$4,538,270	4,536,002	$4,429 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,690,000	—	(2,490,000)(a)	—	—	1,200,000	1,200,000	33,663	—
				$(1,004)	$197	$5,738,270		$38,092	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	191	03/21/25	$21,231	$633,457
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI United Kingdom ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$633,457	$—	$—	$—	$633,457

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$65,773	$—	$—	$—	$65,773
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$13,825	$—	$—	$—	$13,825
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$21,243,936
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,301,462,944	$2	$3,301,462,946
Short-Term Securities
Money Market Funds	5,738,270	—	—	5,738,270
	$5,738,270	$3,301,462,944	$2	$3,307,201,216
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$633,457	$—	$633,457

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Babcock International Group PLC	25,457	$214,710
Chemring Group PLC	27,500	129,318
QinetiQ Group PLC	50,704	259,197
Senior PLC	42,236	85,856
		689,081
Air Freight & Logistics — 0.7%
International Distributions Services PLC	62,726	287,838
Automobile Components — 0.7%
AB Dynamics PLC	1,849	41,400
Dowlais Group PLC	135,784	119,535
TI Fluid Systems PLC(a)	37,477	92,588
		253,523
Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)	28,285	29,628
Banks — 1.3%
Bank of Georgia Group PLC	3,573	238,540
Metro Bank Holdings PLC(b)	33,885	37,807
TBC Bank Group PLC	4,249	229,827
		506,174
Beverages — 0.6%
AG Barr PLC	11,282	86,163
C&C Group PLC	38,159	70,368
Fevertree Drinks PLC	10,580	89,199
		245,730
Biotechnology — 0.4%
Genus PLC	6,650	154,293
Broadline Retail — 1.0%
B&M European Value Retail SA	101,083	354,900
THG PLC(b)	68,753	28,972
		383,872
Building Products — 0.6%
Genuit Group PLC	25,092	112,996
Volution Group PLC	19,942	128,269
		241,265
Capital Markets — 13.4%
abrdn PLC	185,367	370,899
AJ Bell PLC	33,213	177,847
Alpha Group International PLC	3,601	123,868
Ashmore Group PLC	46,653	87,147
Bridgepoint Group PLC(a)	24,891	109,535
CMC Markets PLC(a)	11,640	30,089
Foresight Group Holdings Ltd.	6,920	32,469
IG Group Holdings PLC	35,688	429,295
IntegraFin Holdings PLC	28,360	116,854
Intermediate Capital Group PLC	29,268	847,370
Investec PLC	61,721	401,393
IP Group PLC(b)	97,938	53,036
JTC PLC(a)	16,144	196,314
Jupiter Fund Management PLC	46,648	43,070
Man Group PLC/Jersey	119,826	322,631
Molten Ventures PLC(b)	15,961	61,035
Ninety One PLC	28,215	49,672
Plus500 Ltd.	7,450	262,773
Polar Capital Holdings PLC	8,693	48,004
Quilter PLC(a)	141,396	269,639
Rathbones Group PLC	4,629	93,631
St. James's Place PLC	54,783	734,228
Security	Shares	Value
Capital Markets (continued)
TP ICAP Group PLC	75,801	$248,864
XPS Pensions Group PLC	18,884	87,328
		5,196,991
Chemicals — 1.3%
Elementis PLC	59,510	113,035
Johnson Matthey PLC	16,057	290,304
Victrex PLC	8,765	101,876
		505,215
Commercial Services & Supplies — 1.4%
Finablr PLC(a)(b)(c)	61,710	1
Johnson Service Group PLC	41,787	68,858
Mitie Group PLC	120,796	176,869
Renewi PLC	7,301	78,304
Serco Group PLC	103,104	211,921
		535,953
Communications Equipment — 0.4%
Spirent Communications PLC(b)	58,271	135,970
Construction & Engineering — 2.0%
Balfour Beatty PLC	51,971	303,598
Keller Group PLC	6,981	115,814
Kier Group PLC	45,605	85,480
Morgan Sindall Group PLC	4,592	193,187
Renew Holdings PLC	7,971	66,347
		764,426
Construction Materials — 1.2%
Breedon Group PLC	27,685	152,533
Ibstock PLC(a)	39,678	81,754
Marshalls PLC	22,927	70,658
RHI Magnesita NV	1,663	70,459
SigmaRoc PLC(b)	101,041	101,912
		477,316
Consumer Staples Distribution & Retail — 0.5%
Ocado Group PLC(b)	54,577	179,845
Distributors — 0.8%
Inchcape PLC	35,699	304,910
Diversified Consumer Services — 0.3%
Auction Technology Group PLC(b)(d)	10,471	75,078
Me Group International PLC	20,870	50,895
		125,973
Diversified REITs — 2.4%
British Land Co. PLC (The)	100,616	457,807
LondonMetric Property PLC	206,249	484,682
		942,489
Diversified Telecommunication Services — 0.6%
Gamma Communications PLC	9,163	152,145
Helios Towers PLC(b)	74,206	91,197
		243,342
Electrical Equipment — 0.3%
DiscoverIE Group PLC	9,703	66,638
Volex PLC	13,008	44,179
		110,817
Electronic Equipment, Instruments & Components — 1.7%
Oxford Instruments PLC	5,845	140,872
Renishaw PLC	4,032	146,577
Spectris PLC	9,959	363,309
		650,758
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.2%
Hunting PLC	14,118	$56,180
John Wood Group PLC(b)	69,033	32,199
		88,379
Financial Services — 1.8%
Burford Capital Ltd.	19,887	308,946
OSB Group PLC	37,264	210,575
Paragon Banking Group PLC	20,622	196,109
		715,630
Food Products — 2.4%
Cranswick PLC	5,448	335,456
Greencore Group PLC	44,512	108,736
Hilton Food Group PLC	7,689	82,695
Premier Foods PLC	65,617	151,708
Tate & Lyle PLC	38,127	261,382
		939,977
Ground Transportation — 0.6%
Firstgroup PLC	60,847	122,234
Mobico Group PLC(b)	49,472	42,410
Zigup PLC	21,605	84,955
		249,599
Health Care Equipment & Supplies — 1.6%
Advanced Medical Solutions Group PLC	21,939	58,506
ConvaTec Group PLC(a)	165,134	541,376
		599,882
Health Care Providers & Services — 0.4%
CVS Group PLC(d)	7,224	92,688
Spire Healthcare Group PLC(a)	28,391	80,890
		173,578
Health Care REITs — 1.0%
Assura PLC	310,976	164,172
Primary Health Properties PLC	127,858	151,183
Target Healthcare REIT PLC	62,459	68,386
		383,741
Health Care Technology — 0.2%
Craneware PLC	3,031	70,916
Hotels, Restaurants & Leisure — 4.4%
Carnival PLC(b)	13,853	300,049
Deliveroo PLC(a)(b)	101,808	173,876
Domino's Pizza Group PLC	35,774	130,860
Greggs PLC	10,297	272,263
Hollywood Bowl Group PLC	17,329	57,329
J D Wetherspoon PLC	8,615	64,609
Mitchells & Butlers PLC(b)	27,123	76,101
Playtech PLC(b)	24,917	229,745
SSP Group PLC	80,620	170,175
Trainline PLC(a)(b)	45,243	177,384
Young & Co's Brewery PLC, Series A, Class A	3,354	35,861
		1,688,252
Household Durables — 5.5%
Bellway PLC	11,949	354,865
Berkeley Group Holdings PLC	10,172	462,867
Crest Nicholson Holdings PLC	24,579	48,634
Persimmon PLC	32,216	490,730
Taylor Wimpey PLC	356,488	511,660
Vistry Group PLC(b)	31,652	245,724
		2,114,480
Independent Power and Renewable Electricity Producers — 0.7%
Drax Group PLC	37,093	284,622
Security	Shares	Value
Industrial REITs — 1.3%
Tritax Big Box REIT PLC	224,828	$417,212
Urban Logistics REIT PLC	46,835	68,104
		485,316
Insurance — 5.6%
Beazley PLC	64,349	714,537
Conduit Holdings Ltd.	15,808	78,790
Direct Line Insurance Group PLC	132,059	461,141
Hiscox Ltd.	34,237	510,771
Just Group PLC	104,599	219,731
Lancashire Holdings Ltd.	24,572	191,018
		2,175,988
Interactive Media & Services — 2.9%
Baltic Classifieds Group PLC	46,337	200,508
MONY Group PLC	51,413	127,511
Rightmove PLC	78,901	668,562
Trustpilot Group PLC(a)(b)	35,365	136,532
		1,133,113
IT Services — 1.4%
Computacenter PLC	6,954	187,720
Kainos Group PLC	8,822	76,611
NCC Group PLC	30,110	49,390
Softcat PLC	12,076	229,071
		542,792
Leisure Products — 1.6%
Games Workshop Group PLC	3,320	600,331
Life Sciences Tools & Services — 0.2%
Oxford Nanopore Technologies PLC(b)(d)	57,705	81,733
Machinery — 5.7%
Bodycote PLC	18,372	149,392
IMI PLC	25,788	655,780
Judges Scientific PLC	602	60,580
Morgan Advanced Materials PLC	28,524	76,963
Rotork PLC	85,232	353,185
Vesuvius PLC	20,586	106,041
Weir Group PLC (The)	26,143	805,027
		2,206,968
Marine Transportation — 0.4%
Clarkson PLC	3,069	171,203
Media — 2.1%
4imprint Group PLC	2,837	187,477
Canal+ SA, NVS(b)	69,925	153,048
Future PLC	10,565	122,541
ITV PLC	341,244	305,920
YouGov PLC	11,866	52,839
		821,825
Metals & Mining — 2.4%
Atalaya Mining PLC	11,340	52,020
Endeavour Mining PLC	19,645	383,827
Ferrexpo PLC(b)	30,117	28,380
Greatland Gold PLC(b)	856,122	90,461
Hill & Smith PLC	8,101	197,382
Hochschild Mining PLC(b)	33,675	78,400
Pan African Resources PLC	201,298	86,219
		916,689
Multi-Utilities — 0.4%
Telecom Plus PLC	6,801	144,579
Office REITs — 1.1%
Derwent London PLC	10,177	235,422
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Great Portland Estates PLC	34,769	$119,618
Workspace Group PLC	14,494	78,923
		433,963
Oil, Gas & Consumable Fuels — 1.6%
Diversified Energy Co. PLC	5,720	76,806
Energean PLC	15,705	200,750
Harbour Energy PLC	58,009	166,961
Serica Energy PLC	27,522	43,802
Yellow Cake PLC(a)(b)	21,838	123,544
		611,863
Passenger Airlines — 1.3%
easyJet PLC	30,533	194,821
JET2 PLC	18,376	326,519
		521,340
Pharmaceuticals — 0.2%
Indivior PLC, NVS(b)(d)	10,041	88,732
Professional Services — 1.3%
GlobalData PLC, NVS	29,273	69,042
Hays PLC	160,297	141,852
Learning Technologies Group PLC(d)	59,854	74,688
Pagegroup PLC	31,438	126,993
RWS Holdings PLC	27,848	43,297
SThree PLC	13,574	41,651
		497,523
Real Estate Management & Development — 1.8%
Grainger PLC	70,947	184,818
International Workplace Group PLC	76,433	192,332
Savills PLC	13,830	180,926
Sirius Real Estate Ltd.	152,098	150,572
		708,648
Residential REITs — 1.5%
Empiric Student Property PLC	66,866	69,223
Home REIT PLC(b)(c)	103,572	27,265
PRS REIT PLC (The)	52,545	76,500
UNITE Group PLC (The)	39,378	414,410
		587,398
Retail REITs — 1.3%
Hammerson PLC, NVS	47,013	161,091
Shaftesbury Capital PLC	147,517	230,434
Supermarket Income REIT PLC	125,499	111,611
		503,136
Semiconductors & Semiconductor Equipment — 0.2%
Alphawave IP Group PLC(b)	37,821	58,402
Software — 0.9%
Alfa Financial Software Holdings PLC(a)	13,378	40,632
Bytes Technology Group PLC	23,052	121,614
Cerillion PLC	1,783	34,988
FD Technologies PLC(b)	1,554	31,785
GB Group PLC	25,440	102,595
		331,614
Specialized REITs — 1.0%
Big Yellow Group PLC	18,819	221,059
Safestore Holdings PLC	22,002	168,170
		389,229
Specialty Retail — 2.6%
AO World PLC(b)	32,141	39,136
ASOS PLC(b)(d)	4,313	18,132
Security	Shares	Value
Specialty Retail (continued)
boohoo Group PLC(b)(d)	77,370	$26,401
Currys PLC(b)(d)	102,731	117,660
Dunelm Group PLC	13,261	162,390
Frasers Group PLC(b)	11,337	89,255
Moonpig Group PLC	32,750	88,623
Pets at Home Group PLC	43,958	130,053
Watches of Switzerland Group PLC(a)(b)	22,919	138,517
WH Smith PLC	13,064	190,461
		1,000,628
Technology Hardware, Storage & Peripherals — 0.2%
Raspberry PI Holdings PLC(b)(d)	8,765	65,602
Textiles, Apparel & Luxury Goods — 1.9%
Burberry Group PLC	36,110	496,725
Coats Group PLC	160,903	176,695
Dr. Martens PLC	58,265	48,116
		721,536
Trading Companies & Distributors — 5.4%
Ashtead Technology Holdings PLC	8,088	51,887
Diploma PLC	13,512	770,112
Grafton Group PLC	17,866	188,128
Howden Joinery Group PLC	55,361	541,777
RS Group PLC	47,738	366,303
Travis Perkins PLC	21,400	176,317
		2,094,524
Water Utilities — 0.6%
Penno Group PLC	47,528	251,188
Wireless Telecommunication Services — 0.4%
Airtel Africa PLC(a)	92,587	166,881
Total Long-Term Investments — 99.6% (Cost: $49,030,373)		38,587,209
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	406,347	406,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	10,000	10,000
Total Short-Term Securities — 1.1% (Cost: $416,550)		416,550
Total Investments — 100.7% (Cost: $49,446,923)		39,003,759
Liabilities in Excess of Other Assets — (0.7)%		(272,877)
Net Assets — 100.0%		$38,730,882

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI United Kingdom Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$697,540	$—	$(290,993)(a)	$438	$(435)	$406,550	406,347	$4,659 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(20,000)(a)	—	—	10,000	10,000	486	—
				$438	$(435)	$416,550		$5,145	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	3	03/21/25	$154	$(1,680)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,680	$—	$—	$—	$1,680

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(10,323)	$—	$—	$—	$(10,323)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(6,479)	$—	$—	$—	$(6,479)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$235,788
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,383,256	$24,176,687	$27,266	$38,587,209
Short-Term Securities
Money Market Funds	416,550	—	—	416,550
	$14,799,806	$24,176,687	$27,266	$39,003,759
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,680)	$—	$(1,680)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,301,462,946	$38,587,209
Investments, at value—affiliated(c)	5,738,270	416,550
Cash	6,268	357
Foreign currency collateral pledged for futures contracts(d)	976,130	5,031
Foreign currency, at value(e)	7,431,959	79,470
Receivables:
Investments sold	29,077,717	2,330,172
Securities lending income—affiliated	815	713
Dividends—unaffiliated	14,185,169	43,598
Dividends—affiliated	2,750	14
Tax reclaims	35,986	10,363
Variation margin on futures contracts	238,276	383
Total assets	3,359,156,286	41,473,860
LIABILITIES
Collateral on securities loaned, at value	4,539,369	407,370
Payables:
Investments purchased	29,951,020	2,317,861
Investment advisory fees	1,213,747	17,747
Total liabilities	35,704,136	2,742,978
Commitments and contingent liabilities
NET ASSETS	$3,323,452,150	$38,730,882
NET ASSETS CONSIST OF
Paid-in capital	$4,032,662,771	$69,941,436
Accumulated loss	(709,210,621)	(31,210,554)
NET ASSETS	$3,323,452,150	$38,730,882
NET ASSET VALUE
Shares outstanding	89,400,000	1,100,000
Net asset value	$37.18	$35.21
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$3,312,515,921	$49,030,373
(b) Securities loaned, at value	$4,334,342	$385,021
(c) Investments, at cost—affiliated	$5,738,365	$416,550
(d) Foreign currency collateral pledged, at cost	$980,018	$5,436
(e) Foreign currency, at cost	$7,428,476	$78,569
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$39,378,875	$634,004
Dividends—affiliated	33,663	486
Interest—unaffiliated	22,420	409
Securities lending income—affiliated—net	4,429	4,659
Foreign taxes withheld	—	(23,215)
Total investment income	39,439,387	616,343
EXPENSES
Investment advisory	7,814,801	146,148
Commitment costs	15,999	268
Total expenses	7,830,800	146,416
Net investment income	31,608,587	469,927
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(37,669,394)	(2,823,945)
Investments—affiliated	(1,004)	438
Foreign currency transactions	(396,022)	(8,159)
Futures contracts	65,773	(10,323)
In-kind redemptions—unaffiliated(a)	30,020,734	1,334,735
	(7,979,913)	(1,507,254)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	17,038,564	(3,324,524)
Investments—affiliated	197	(435)
Foreign currency translations	(456,228)	(4,455)
Futures contracts	13,825	(6,479)
	16,596,358	(3,335,893)
Net realized and unrealized gain (loss)	8,616,445	(4,843,147)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,225,032	$(4,373,220)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
12

Statements of Changes in Net Assets

	iShares MSCI United Kingdom ETF		iShares MSCI United Kingdom Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,608,587	$95,599,369	$469,927	$1,263,347
Net realized loss	(7,979,913)	(46,780,357)	(1,507,254)	(3,603,248)
Net change in unrealized appreciation (depreciation)	16,596,358	507,559,075	(3,335,893)	11,592,260
Net increase (decrease) in net assets resulting from operations	40,225,032	556,378,087	(4,373,220)	9,252,359
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(63,350,190)(b)	(113,771,316)	(1,102,864)(b)	(1,317,700)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	89,852,809	116,364,212	(18,131,240)	10,088,345
NET ASSETS
Total increase (decrease) in net assets	66,727,651	558,970,983	(23,607,324)	18,023,004
Beginning of period	3,256,724,499	2,697,753,516	62,338,206	44,315,202
End of period	$3,323,452,150	$3,256,724,499	$38,730,882	$62,338,206

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$37.39	$31.96	$28.90	$33.05	$26.88	$30.27
Net investment income(a)	0.36	1.18	1.10	1.26	1.20	0.90
Net realized and unrealized gain (loss)(b)	0.16	5.68	3.05	(3.95)	5.87	(3.30)
Net increase (decrease) from investment operations	0.52	6.86	4.15	(2.69)	7.07	(2.40)
Distributions from net investment income(c)	(0.73)(d)	(1.43)	(1.09)	(1.46)	(0.90)	(0.99)
Net asset value, end of period	$37.18	$37.39	$31.96	$28.90	$33.05	$26.88
Total Return(e)
Based on net asset value	1.51%(f)	22.02%	14.46%	(8.50)%	26.46%	(8.25)%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.01%(h)	3.51%	3.54%	3.90%	3.91%	3.12%
Supplemental Data
Net assets, end of period (000)	$3,323,452	$3,256,724	$2,697,754	$3,299,842	$3,579,181	$2,191,064
Portfolio turnover rate(i)	2%	10%	6%	7%	9%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
14

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$38.96	$32.83	$30.48	$50.22	$35.68	$35.95
Net investment income(a)	0.35	0.98	0.90	0.92	0.86	0.72
Net realized and unrealized gain (loss)(b)	(3.25)	6.21	2.00	(18.83)	14.32	0.03
Net increase (decrease) from investment operations	(2.90)	7.19	2.90	(17.91)	15.18	0.75
Distributions from net investment income(c)	(0.85)(d)	(1.06)	(0.55)	(1.83)	(0.64)	(1.02)
Net asset value, end of period	$35.21	$38.96	$32.83	$30.48	$50.22	$35.68
Total Return(e)
Based on net asset value	(7.46)%(f)	22.34%	9.55%	(36.56)%	42.88%	1.90%
Ratios to Average Net Assets(g)
Total expenses	0.59%(h)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.90%(h)	2.86%	2.84%	2.23%	1.94%	1.99%
Supplemental Data
Net assets, end of period (000)	$38,731	$62,338	$44,315	$47,240	$130,560	$60,657
Portfolio turnover rate(i)	17%	13%	22%	17%	15%	25%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI United Kingdom Small-Cap
J.P. Morgan Securities LLC	$226,108	$(226,108)	$—	$—
Morgan Stanley	104,472	(104,472)	—	—
UBS AG	54,441	(54,441)	—	—
	$385,021	$(385,021)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
For its investment advisory services to the iShares MSCI United Kingdom Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI United Kingdom	$1,662
MSCI United Kingdom Small-Cap	1,129
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI United Kingdom	$17,535,819	$18,214,964	$(12,009,382)
MSCI United Kingdom Small-Cap	1,885,847	1,416,882	491,206
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI United Kingdom	$94,305,177	$59,536,687
MSCI United Kingdom Small-Cap	8,621,711	8,637,677
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI United Kingdom	$194,743,128	$160,886,347
MSCI United Kingdom Small-Cap	—	17,861,547
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI United Kingdom	$(662,265,752)
MSCI United Kingdom Small-Cap	(18,130,186)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI United Kingdom	$3,360,498,371	$396,221,694	$(448,885,392)	$(52,663,698)
MSCI United Kingdom Small-Cap	50,490,537	2,434,852	(13,923,310)	(11,488,458)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI United Kingdom
Shares sold	7,200,000	$260,600,749	12,200,000	$427,652,805
Shares redeemed	(4,900,000)	(170,747,940)	(9,500,000)	(311,288,593)
	2,300,000	$89,852,809	2,700,000	$116,364,212
MSCI United Kingdom Small-Cap
Shares sold	—	$—	500,000	$18,804,893
Shares redeemed	(500,000)	(18,131,240)	(250,000)	(8,716,548)
	(500,000)	$(18,131,240)	250,000	$10,088,345
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
24

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
25
2025 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: April 22, 2025